                                           REGISTRATION NOS. 002-96223/811-3240

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST EFFECTIVE AMENDMENT NO. 49    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 203           [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                     175 WATER STREET, NEW YORK, NY 10038
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                              MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on April 30, 2014 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED:
(i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Contract Form UIT-981 Fixed and Variable Annuity Contracts, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
CONTRACT FORM UIT-981


PROSPECTUS                                                        MAY 1, 2014


This prospectus describes flexible Purchase Payment individual fixed and variable deferred annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. Nonqualified Contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options described in this prospectus. Each Variable Account Option invests in a separate portfolio of VALIC Company I.

VARIABLE ACCOUNT OPTIONS
Asset Allocation Fund
Capital Conservation Fund
Mid Cap Index Fund
Money Market I Fund
Stock Index Fund

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2014, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
GLOSSARY OF TERMS........................................................   1

FEE TABLES...............................................................   2

SELECTED PURCHASE UNIT DATA..............................................   3

SUMMARY..................................................................   4

GENERAL INFORMATION......................................................   5
   About the Contracts...................................................   5
   About VALIC...........................................................   5
   American Home Assurance Company.......................................   6
   About VALIC Separate Account A........................................   6
   Units of Interest.....................................................   7
   Distribution of the Contracts.........................................   7

FIXED ACCOUNT OPTION.....................................................   7

VARIABLE ACCOUNT OPTIONS.................................................   7

PURCHASE PERIOD..........................................................   8
   Account Establishment.................................................   8
   When Your Account Will be Credited....................................   9
   Purchase Units........................................................   9
   Calculation of Value for the Fixed Account Option.....................   9
   Calculation of Value for the Variable Account Option..................  10
   Stopping Purchase Payments............................................  10

TRANSFERS BETWEEN INVESTMENT OPTIONS.....................................  10
   During the Purchase Period - Policy Against Market Timing and
     Frequent Transfers..................................................  10
   Communicating Transfer or Reallocation Instructions...................  11
   Effective Date of Transfer............................................  11
   Transfers During the Payout Period....................................  12

FEES AND CHARGES.........................................................  12
   Account Maintenance Charge............................................  12
   Surrender Charge......................................................  12
   Premium Tax Charge....................................................  13
   Separate Account Charges..............................................  13
   Other Charges.........................................................  13

PAYOUT PERIOD............................................................  13
   Fixed Payout..........................................................  13
   Assumed Investment Rate...............................................  13
   Variable Payout.......................................................  14
   Combination Fixed and Variable Payout.................................  14
   Partial Annuitization.................................................  14
   Payout Date...........................................................  14
   Payout Options........................................................  15
   Payout Information....................................................  15

SURRENDER OF ACCOUNT VALUE...............................................  16
   When Surrenders Are Allowed...........................................  16
   Surrender Process.....................................................  16
   Amount That May Be Surrendered........................................  16
   Surrender Restrictions................................................  16
   Partial Surrenders....................................................  17

EXCHANGE PRIVILEGES......................................................  17

DEATH BENEFITS...........................................................  17
   The Process...........................................................  17
   Beneficiary Information...............................................  17
   Special Information for Individual Nonqualified Contracts.............  18
   During the Purchase Period............................................  18
   During the Payout Period..............................................  18

OTHER CONTRACT FEATURES..................................................  18
   Changes That May Not Be Made..........................................  18
   Change of Beneficiary.................................................  18
   Cancellation -- The 10 Day "Free Look"................................  19
   We Reserve Certain Rights.............................................  19
   Relationship to Employer's Plan.......................................  19

VOTING RIGHTS............................................................  19
   Who May Give Voting Instructions......................................  19
   Determination of Fund Shares Attributableto Your Account..............  20
   How Fund Shares Are Voted.............................................  20

FEDERAL TAX MATTERS......................................................  20
   Type of Plans.........................................................  20
   Tax Consequences in General...........................................  20

LEGAL PROCEEDINGS........................................................  22

FINANCIAL STATEMENTS.....................................................  23

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  23

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Options that has not yet been applied to your Payout Payments.

ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

CONTRACT OWNER - the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

FIXED ACCOUNT OPTION - an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

PARTICIPANT YEAR - a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Options. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division in which you invest.

PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

PURCHASE PERIOD - the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

PURCHASE UNIT - a unit of interest owned by you in your Variable Account Option.

SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

VARIABLE ACCOUNT OPTION - investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES/ (1)/
Maximum Deferred Surrender Charge (as a percentage of the lesser of all Purchase
  Payments received during the last 36 months or the amount surrendered, as
  applicable) /(1)/                                                                 5.00%
Maximum Loan Application Fee (per loan).......................................... $   60
State Premium Taxes (as a percentage of the amount annuitized)...................  0-3.5%

(1)No surrender charge will be applied to money applied to provide a Payout Option to death benefit; or if no Purchase Payments have been received during the 36 months prior to the date of surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

SEPARATE ACCOUNT EXPENSES
Account Maintenance Fee                                                      $  30
Mortality and Expense Risk (as a percentage of Separate Account average net assets)...................................................................  1.00%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                  MINIMUM MAXIMUM
  -------------------------------------------                  ------- -------
  (Expenses that are deducted from the assets of a Mutual
    Fund, including management fees, distribution and/or
    service (12b-1) fees, and other expenses)                   0.36%   0.79%


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

   (1) If you surrender your Contract at the end of the applicable time period:


                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                        ------  ------- ------- --------
                        $648    $1,063   $978    $2,125



(2)If you annuitize at the end of the applicable time period or you do not surrender your Contract:



                        1 YEAR  3 YEARS 5 YEARS 10 YEARS
                        ------  ------- ------- --------
                        $183     $568    $978    $2,125

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year, but assumes the minimum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

   (1) If you surrender your Contract at the end of the applicable time period:



                        1 Year  3 Years 5 Years 10 Years
                        ------  ------- ------- --------
                        $606     $935    $753    $1,655



(2)If you annuitize at the end of the applicable time period or you do not surrender your Contract:



                        1 Year  3 Years 5 Years 10 Years
                        ------  ------- ------- --------
                        $140     $435    $753    $1,655


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA

Purchase Units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.


                                                                     NUMBER OF
                                                     UNIT    UNIT      UNITS
                                                    VALUE   VALUE   OUTSTANDING
 FUND NAME                                     YEAR AT 1/1 AT 12/31  AT 12/31
 ---------                                     ---- ------ -------- -----------
 ASSET ALLOCATION FUND (DIVISION 5)
                                               2013  6.262   7.190      970,125
                                               2012  5.582   6.262    1,020,751
                                               2011  5.586   5.582    1,130,419
                                               2010  4.925   5.586    1,169,320
                                               2009  4.024   4.925    1.252,038
                                               2008  5.218   4.024    1,415,712
                                               2007  4.958   5.218    1,662.542
                                               2006  4.481   4.958   31,608,964
                                               2005  4.364   4.481   38,101,825
                                               2004  4.063   4.364   42,594,301
 CAPITAL CONSERVATION FUND (DIVISION 1)
                                               2013  6.494   6.277      312,288
                                               2012  6.184   6.494      327,223
                                               2011  5.847   6.184      369,309
                                               2010  5.477   5.847      381,068
                                               2009  4.983   5.477      395,575
                                               2008  5.189   4.983      491,373
                                               2007  5.056   5.189      549,321
                                               2006  4.886   5.056      646,707
                                               2005  4.849   4.886      710,759
                                               2004  4.710   4.849      804,405
 MID CAP INDEX FUND (DIVISION 4)
                                               2013 13.048  17.196      807,315
                                               2012 11.215  13.048      876,149
                                               2011 11.559  11.215      947,606
                                               2010  9.248  11.559    1,095,890
                                               2009  6.755   9.248    1,184,542
                                               2008 10.811   6.755    1,279,489
                                               2007 10.145  10.811    1,568,670
                                               2006  9.317  10.145  207,349,862
                                               2005  8.388   9.317  198,552,536
                                               2004  7.301   8.388  187,095,480
 MONEY MARKET I FUND (DIVISION 2)
                                               2013  2.928   2.899      188,274
                                               2012  2.957   2.928      206,526
                                               2011  2.986   2.957      237,464
                                               2010  3.016   2.986      249,695
                                               2009  3.037   3.016      353,912
                                               2008  3.000   3.037      442,634
                                               2007  2.895   3.000      438,879
                                               2006  2.795   2.895      514,112
                                               2005  2.748   2.795      636,513
                                               2004  2.753   2.748      656,703
 STOCK INDEX FUND (DIVISION 10D)
                                               2013 10.516  13.734    1,158,313
                                               2012  9.190  10.516    1,297,365
                                               2011  9.120   9.190    1,368,164
                                               2010  8.029   9.120    1,590,901
                                               2009  6.428   8.029    1,751,721
                                               2008 10.340   6.428    1,970,487
                                               2007  9.935  10.340    2,340,545
                                               2006  8.695   9.935    2,691,954
                                               2005  8.399   8.695    2,978,546
                                               2004  7.677   8.399    3,466,380

SUMMARY

The following is a summary of the major features of the Contracts. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among one Fixed Account Option and five Variable Account Options. Each of the Variable Account Options shown below is a series of VALIC Company I. Participants will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your Contract is part of an employer's retirement program, that program will describe which Variable Account Options are available to you. SEE THE "FIXED ACCOUNT OPTION" AND "VARIABLE ACCOUNT OPTIONS" SECTIONS BELOW.

GUARANTEED DEATH BENEFIT

The Contract offers a death benefit upon the death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Value between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period, subject to certain rules. FOR MORE INFORMATION ON ACCOUNT TRANSFERS, SEE THE "TRANSFERS BETWEEN INVESTMENT OPTIONS" SECTION IN THIS PROSPECTUS.

Once you begin receiving annuity payments from your account (during the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

FEES AND CHARGES

ACCOUNT MAINTENANCE CHARGE. The annual account maintenance charge is $30.

SURRENDER CHARGE. Under some circumstances a surrender charge is deducted from your account. When this happens, the surrender charge is 5% of the contributions you made to your account during the last 36 months. For a more detailed discussion see the section of the prospectus entitled "Fees and Charges -- Surrender Charge."

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.


PREMIUM TAX CHARGE. Premium taxes ranging from zero to 3.5% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES. If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of your Contract allocated to the Variable Account Option.

Since some of these fees may not apply to your Contract, consult a VALIC financial advisor to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as these Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs")) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE "FEDERAL TAX MATTERS."

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Participant account. These minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

LOANS

Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Option (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

GENERAL INFORMATION

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. You will be permitted to select up to three investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. FOR MORE INFORMATION, SEE ""PURCHASE PERIOD" AND "PAYOUT PERIOD."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like UIT-981 ("Impact"). Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc. ("SAFG") formerly AIG Life Holdings (US), Inc., a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly owned subsidiary of AIG, a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.


AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 29, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and SAFG have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. ("ACS" or "Distributor"). ACS, an affiliate of the Company, is located at Harborside Financial Plaza, 3200 Plaza 5, Jersey City, NJ 07311. FOR MORE INFORMATION ABOUT THE DISTRIBUTOR, SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE SAI.


The Contracts are no longer offered. Previously, the Contracts were sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of FINRA.

VALIC no longer pays commissions to financial advisors for sales or subsequent Purchase Payments made into the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts. SEE ALSO THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS.

FIXED ACCOUNT OPTION

The Contracts offer one Fixed Account Option ("Short-Term Fixed Account") that is a part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantees safety of principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

Short-Term Fixed Account invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. Purchase Payments allocated to the Short-Term Fixed Account will receive an initial rate of interest. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

VALIC's general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC Contract Owners as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Option.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent five Variable Account Options, shown below. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. SEE "ABOUT VALIC SEPARATE ACCOUNT A."

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts. VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. A brief description of the investment objective and strategy of each Variable Account Option is shown below. For more detailed information about each Mutual Fund option, including each Funds management fees and total expenses, investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.valic.com or you may call 1-800-448-2542 to request a copy. Please read the prospectus carefully before investing.

DESCRIPTION OF FUNDS AVAILABLE AS VARIABLE ACCOUNT OPTIONS

Asset Allocation Fund (Division 5) -- seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long term debt securities and short-term money market securities. Adviser: VALIC. Sub-adviser: PineBridge Investments, LLC (PineBridge").

Capital Conservation Fund (Division 7) -- seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities. Adviser: VALIC. Sub-adviser: PineBridge.

Mid Cap Index Fund (Division 4) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index./* /Adviser: VALIC. Sub-adviser: SunAmerica Asset Management LLC ("SunAmerica").


Money Market I Fund (Division 6) -- seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Adviser: VALIC. Sub-adviser: SunAmerica.

Stock Index Fund (Division 10D) -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index./* /Adviser: VALIC. Sub-adviser: SunAmerica.

SunAmerica is affiliated with VALIC due to common ownership.

/*/ "Standard & Poor's(R)," "S&P," "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The Mid Cap Index Fund and the Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in either Fund

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You must establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, then your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. Minimum initial and subsequent Purchase Payments are as follows:



CONTRACT                                                     INITIAL SUBSEQUENT
TYPE                                                         PAYMENT  PAYMENT
--------                                                     ------- ----------
Periodic Payment............................................ $   30     $ 30
Single Payment.............................................. $1,000      -0-

Purchase Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, we will promptly:

    . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected;

    .  Reject the application and return the Purchase Payment; or

    . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

    . Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us;

    . Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

    . Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. SEE "PURCHASE UNIT VALUE" IN THE SAI FOR MORE INFORMATION AND AN ILLUSTRATION OF THE CALCULATION OF THE UNIT VALUE.

CALCULATION OF VALUE FOR THE FIXED ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Fixed Account Option as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

       The value of your Fixed Account Option
    =  EQUALS
       All Purchase Payments made to the Fixed Account Option
    +  PLUS
       Amounts transferred from the Variable Account Options to the Fixed Account Option
    +  PLUS
       All interest earned
    -  MINUS
       Amounts transferred or withdrawn from the Fixed Account Option (including applicable fees and charges).

CALCULATION OF VALUE FOR THE VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than three investment options. A complete discussion of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit value, your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. SEE "FEES AND CHARGEs SECTION OF THIS PROSPECTUS" Because Purchase Unit values for each Variable Account Option changes each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I Fund (Division 2) may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Money Market I Fund will lose value.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If a Contract Owner sells Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Contract Owner will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

    .  Plan-level or employer-initiated transactions;

    .  Purchase transactions involving transfers of assets or rollovers;

    . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

    .  Roth IRA conversions or IRA recharacterizations;

    .  Systematic purchases or redemptions;

    .  Systematic account rebalancing; or

    .  Trades of less than $5,000.

As described in a Fund's prospectus and SAI, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer's retirement plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, a Contract Owner's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Option is subject to additional restrictions:

FIXED ACCOUNT OPTION       % OF ACCOUNT VALUE  FREQUENCY               OTHER RESTRICTIONS
--------------------       ------------------  ---------  ----------------------------------------------
Short-Term Fixed Account:     Up to 100%       Any time   After a transfer into the Short-Term Fixed
                                                          Account, you may not make a transfer from the
                                                          Short-Term Fixed Account for 90 days./(1)/

/(1)/VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

    . The date of receipt, if received in our Home Office before Market Close; otherwise,

    .  The next date values are calculated.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfers instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract's investment options, subject to the following restrictions:

PAYOUT OPTION                                     % OF ACCOUNT VALUE                 FREQUENCY
-------------                           --------------------------------------- --------------------

Variable Payout:                        Up to 100%                              Once every 365 days

Combination Fixed and Variable Payout:  Up to 100% of money in variable option  Once every 365 days payout

Fixed Payout:                           Not permitted                           N/A

FEES AND CHARGES

By investing in the Contract, you may be subject to the following basic types of fees and charges:

    .  Account Maintenance Charge

    .  Surrender Charge

    .  Premium Tax Charge

    .  Separate Account Charges

    .  Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, SEE THE "FEE TABLES" SECTION OF THIS PROSPECTUS.

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $30 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your account to pay the account maintenance charge. The charge will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Contracts.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. FOR INFORMATION ABOUT YOUR RIGHT TO SURRENDER, SEE "SURRENDER OF ACCOUNT VALUE" IN THIS PROSPECTUS.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

AMOUNT OF SURRENDER CHARGE. A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% FREE WITHDRAWAL. In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. SEE "FEDERAL TAX MATTERS" FOR MORE INFORMATION.

EXCEPTIONS TO SURRENDER CHARGE. No surrender charge will be applied:

    .  To money applied to provide a Payout Option;

    .  To death benefits, or

    . If no Purchase Payments have been received during the 36 months prior to the date of surrender.

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit that may be higher than your Account Value. FOR MORE INFORMATION ABOUT THE DEATH BENEFIT SEE THE "DEATH BENEFIT" SECTION OF THIS PROSPECTUS. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. FOR MORE INFORMATION ABOUT THE MORTALITY AND EXPENSE RISK FEE, SEE THE FEE TABLES SECTION IN THIS PROSPECTUS.

OTHER CHARGES

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Option may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 and to limit the number of outstanding loans.

PAYOUT PERIOD

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

    .  Type and duration of payout option chosen;

    .  Your age or your age and the age of your survivor/(1)/;

    . Your gender or your gender and the gender of your survivor/(1)/ (IRAs and certain nonqualified contracts);

    .  The portion of your Account Value being applied; and

    .  The payout rate being applied and the frequency of the payments.

/(1)/This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a

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higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. FOR ADDITIONAL INFORMATION ON HOW PAYOUT PAYMENTS AND PAYOUT UNIT VALUES ARE CALCULATED, SEE THE SAI.

In determining the first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

    .  From your existing Variable Account Options (payment will vary); with a

    .  Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

    . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the Contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

    . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

    . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

    . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

    . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs; however, distributions from those contracts may not be postponed until after retirement.

    . All Contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

    . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

FOR ADDITIONAL INFORMATION ON PLAN-LEVEL DISTRIBUTION RESTRICTIONS AND ON THE MINIMUM DISTRIBUTION RULES THAT APPLY TO PAYMENTS UNDER 403(B), 401, 403(A) AND 457

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

PLANS, SIMPLIFIED EMPLOYEE PLANS ("SEPS") OR IRAS, SEE "FEDERAL TAX MATTERS" IN THIS PROSPECTUS AND IN THE SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a fixed payout, a variable payout, or a combination fixed and variable payout, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

    . LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

    . LIFE WITH GUARANTEED PERIOD - payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period.

    . LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

    . JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    . PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and 15. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "FEDERAL TAX MATTERS" IN THIS PROSPECTUS.

If a payout option selection is not made at least 30 days before the Payout Date, then:

    .  Payments will be made under the life with guaranteed period option;

    .  The payments will be guaranteed for a 10 year period;

    . The payments will be based on the allocation used for the Participant's Purchase Payments;

    . The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and

    . The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

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

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value during the Purchase Period if:

    .  allowed under federal and state law; and

    .  allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. SEE "SURRENDER RESTRICTIONS" BELOW.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender request for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

We may defer payment of the surrender value in the Fixed Account Option for up to six months. Interest will be paid on such amounts if payment of Fixed Account Option surrender value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

       Allowed Surrender Value
    =  EQUALS
       The Account Value next computed after your properly completed request for surrender is received in our Home Office
    -  MINUS
       Any applicable surrender charge

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

    .  death benefits; and

    .  certain small amounts approved by the State of Florida.

Under the LOUISIANA STATE OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option and Variable Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

       The amount surrendered
    +  PLUS
       Any surrender charge
    /  DIVIDED BY
       Your Purchase Units next computed after the written request for surrender is received at our Home Office.

EXCHANGE PRIVILEGES

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You may contact a VALIC financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

    .  In a lump sum;

    . In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

    .  In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES

A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, either delay any distributions until the Annuitant would have reached age 70 1/2 or roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates. In the case of a nonqualified Contract, a spousal Beneficiary may receive death benefits as shown above or may continue as the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

    .  In full within 5 years after the year of the Annuitant's death; or

    . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

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

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the Internal Revenue Service (the "IRS"). In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. SEE "FEDERAL TAX MATTERS."

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

    . Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC;
       OR
    . 100% of Purchase Payments (to the Fixed and/ or the Variable Account Options)
    -  MINUS
       The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

    . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

    . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum;

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; OR

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

OTHER CONTRACT FEATURES

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

    .  The Contract Owner (except for an individual nonqualified Contract);

    .  The Participant; and

    .  The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time. Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified
Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received (a longer period will be allowed if required under state law). The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provision in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD. The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID. The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. REFER TO THE SAI FOR FURTHER DETAILS. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

    . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

    . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

    .  Section 408(b) traditional IRAs;

    .  Section 408A Roth IRAs;

    . Section 457 deferred compensation plans of governmental and tax-exempt employers;

    .  Section 408(k) SEPs and SARSEPs; and

    .  Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b), 401(k and 457(b) Roth accounts, pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. SEE THE SAI FOR A DISCUSSION OF THE TAXATION OF DISTRIBUTIONS, INCLUDING UPON DEATH, AND SPECIAL RULES, INCLUDING THOSE APPLICABLE TO TAXABLE, NON-NATURAL OWNERS OF NONQUALIFIED CONTRACTS.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments made directly to insurer up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


It is the opinion of VALIC and its tax counsel, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.


IMPORTANT INFORMATION REGARDING 403(B) REGULATIONS

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation related to their respective business operations. Additionally and pending at this time is a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 brought by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards") brought against VALIC in 2009 (Civil Action No. 09-C-2104). The WV Boards seek a declaration that would prevent VALIC from enforcing withdrawal restrictions in their respective fixed annuity contracts. In 2012, the WV Boards amended their lawsuit for money damages.


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Insurance Department regarding claims settlement practices and other related state regulatory inquiries. In connection with the resolution of the multi-state examination relating to these matters in the third quarter of 2012, the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. The Company paid $770,000 of this amount. Although the Company has enhanced its claims practices to include use of the Social Security Master Death File, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that AIG's Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

As of April 30, 2014, the Company believes it is not likely that contingent liabilities arising from these lawsuits will have a material adverse effect on the financial condition of the Company.

FINANCIAL STATEMENTS

The financial statements of VALIC, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-2000.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
 General Information......................................................   2
 Federal Tax Matters......................................................   2
 Exchange Privilege.......................................................  11
 Calculation of Surrender Charge..........................................  12
 Purchase Unit Value......................................................  13
 Payout Payments..........................................................  14
 Distribution of Variable Annuity Contracts...............................  16
 Experts..................................................................  16
 Comments on Financial Statements.........................................  17


(C) 2014 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                             CONTRACT FORM UIT-981

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                  MAY 1, 2014

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the Contract Form UIT-981 dated May 1, 2014 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.


                               TABLE OF CONTENTS

General Information........................................................  2
Federal Tax Matters........................................................  2
   Tax Consequences of Purchase Payments...................................  2
   Tax Consequences of Distributions.......................................  5
   Special Tax Consequences -- Early Distribution..........................  6
   Special Tax Consequences -- Required Distributions......................  7
   Tax-Free Rollovers, Transfers and Exchanges.............................  8
   Effects of Tax-Deferred Accumulation....................................  9
Exchange Privilege......................................................... 11
Calculation of Surrender Charge............................................ 12
   Illustration of Surrender Charge on Total Surrender..................... 12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed by
     a Full Surrender...................................................... 13
Purchase Unit Value........................................................ 13
   Illustration of Calculation of Purchase Units Value..................... 14
   Illustration of Purchase of Purchase Units.............................. 14
Payout Payments............................................................ 14
   Assumed Investment Rate................................................. 14
   Amount of Payout Payments............................................... 14
   Payout Unit Value....................................................... 15
   Illustration of Calculation of Payout Unit Value........................ 15
   Illustration of Payout Payments......................................... 15
Distribution of Variable Annuity Contracts................................. 16
Experts.................................................................... 16
Comments on Financial Statements........................................... 17

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

   Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

   Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

   The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                              FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


   This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.

   It is the opinion of VALIC and its tax counsel, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds.


   It is also the opinion of VALIC and its tax counsel, that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


   For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).


TAX CONSEQUENCES OF PURCHASE PAYMENTS

   403(B) ANNUITIES. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


   For 2014, your elective deferrals are generally limited to $17,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $52,000, or up to 100% of "includible compensation" as defined in the

Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


   401(A)/(K) AND 403(A) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


   408(B) INDIVIDUAL RETIREMENT ANNUITIES ("408(B) IRAS" OR "TRADITIONAL
IRAS)'. For 2014, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and are generally fully deductible in 2014 only by individuals who:


       (i)are not active Participants in another retirement plan, and are not married;


      (ii)are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $181,000;

     (iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $60,000; or

      (iv)are active Participants in another retirement plan, are married, and have adjusted gross income of less than $96,000.


   Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts can not exceed the lesser of $11,000 or 100% of the working spouse's earned income, and no more than $5,500 may be contributed to either spouse's IRA for any year. The $11,000 limit increases to $13,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

   You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

       (i)the lesser of $5,500 ($6,500 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $13,000 if you are both age 50 or older) or 100% of compensation, over

      (ii)your applicable IRA deduction limit.

   You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


   408A ROTH INDIVIDUAL RETIREMENT ANNUITIES ("408A ROTH IRAS" OR "ROTH IRAS"). For 2014, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and a full contribution may be made only by individuals who:


       (i)are unmarried and have adjusted gross income of less than $112,000; or


      (ii)are married and filing jointly, and have adjusted gross income of less than $181,000

   The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $181,000 and $191,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $191,000. Similarly, the contribution is reduced for those who are single with modified AGI between $114,000 and $129,000, with no contribution for singles with modified AGI over $129,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

   All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

   457 PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and
(ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.


   This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2014, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $17,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $5,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


   The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


   SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2014, the employer may contribute up to 25% of your compensation or $52,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

   Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2014, the limit is $17,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2014, employee salary reduction contributions cannot exceed $12,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


   NONQUALIFIED CONTRACTS. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

   UNFUNDED DEFERRED COMPENSATION PLANS. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

   An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

   403(B) ANNUITIES. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

       (1)attainment of age 59  1/2;

       (2)severance from employment;

       (3)death;

       (4)disability, or

       (5)qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

   Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

   As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

       (1)distributions of Roth 403(b) contributions;

       (2)qualified distributions of earnings on Roth 403(b) contributions and,

       (3)other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 1/2, upon death or disability are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

   401(A)/(K) AND 401(F)/403(A) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

   408A ROTH IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

   457 PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

   UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

   NONQUALIFIED CONTRACTS. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

   When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.



SPECIAL TAX CONSEQUENCES - EARLY DISTRIBUTION

   403(B) ANNUITIES, 401(A)/(K) AND 403(A) QUALIFIED PLANS, 408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

       (1)death;

       (2)disability;

       (3)separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

       (4)separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

       (5)distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

   Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

   Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

       (1)distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

       (2)distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

       (3)distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

   408A ROTH IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.


   457 PLANS. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax.


   NONQUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

       (1)to a Beneficiary on or after the Contract Owner's death;

       (2)upon the Contract Owner's disability;

       (3)part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

       (4)made under an immediate annuity contract, or

       (5)allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES - REQUIRED DISTRIBUTIONS

   403(B) ANNUITIES. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The Internal Revenue Service's ("IRS") Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

   Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

       (i)must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

      (ii)the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

   The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

   At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

   A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

   401(A)/(K) AND 401(F)/403(A) QUALIFIED PLANS. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

   408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

       (1)there is no exception for pre-1987 amounts; and

       (2)there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

   A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.


   408A ROTH IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply after the Contract Owner's death.


   A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

   457 PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

   NONQUALIFIED CONTRACTS. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

   At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES


   403(B) ANNUITIES. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) ) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.


   401(A)/(K) AND 403(A) QUALIFIED PLANS. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

   408(B) TRADITIONAL IRAS AND SEPS. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

   408A ROTH IRAS. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.

   Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. Rollovers from pre-tax retirement plans into Roth IRA made in 2010 are also subject to ratable recognition of income in 2011 and 2012 in the absence of a contrary election by the taxpayer. You should consult your tax advisor regarding the application of these rules.

   408(P) SIMPLE IRAS. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.


   457 PLANS. Tax-free transfers of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.


   NONQUALIFIED CONTRACTS. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

..   A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

..   A nonqualified Contract purchased with after-tax contributions (Purchase
    Payments); and

..   Taxable accounts such as savings accounts.

                                  [BAR CHART]

                                                 10 YEARS 20 YEARS 30 YEARS
                                                 -------- -------- --------
    Tax Account                                  $13,978  $32,762  $58,007
    Non-qualified Contract Tax-Deferred Annuity  $14,716  $36,499  $68,743
    Tax-Deferred Annuity                         $19,621  $48,665  $91,657

   This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and
   (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                    TAX-FAVORED RETIREMENT PROGRAM TAXABLE ACCOUNT
                                                    ------------------------------ ---------------
Annual amount available for savings before federal
  taxes                                                         $2,400                 $2,400
Current federal income tax due on Purchase
  Payments                                                           0                 $ (600)
Net retirement plan Purchase Payments                           $2,400                 $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

--------------------------------------------------------------------------------
                              EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

   SALES/SURRENDER CHARGES. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders that may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

   OTHER CHARGES. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any

Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

   INVESTMENT OPTIONS. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, approximately 60 Divisions of VALIC Separate Account A are available, which Divisions invest in different investment portfolios of VALIC Company I, VALIC Company II, and several other public mutual fund portfolios. Three fixed investment options are also available.

   ANNUITY OPTIONS. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

--------------------------------------------------------------------------------
                        CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

   The surrender charge is discussed in the prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                              TRANSACTION HISTORY

 DATE                             TRANSACTION                          AMOUNT
 ----      ----------------------------------------------------------- -------
 2/1/05    Purchase Payment                                            $10,000
 2/1/06    Purchase Payment                                            $ 5,000
 2/1/07    Purchase Payment                                            $15,000
 2/1/08    Purchase Payment                                            $ 2,000
 7/1/08    Total Purchase Payments (Assumes Account Value is $38,000)  $32,000
 12/31/09  Full Surrender                                              $32,000

Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 2/1/05                   $    0
2. Surrender Charge against Purchase Payment of 2/1/06 (0.05 X $5,000)   $  250
3. Surrender Charge against Purchase Payment of 2/1/07 (0.05 X $15,000)  $  750
4. Surrender Charge against Purchase Payment of 2/1/08 (0.05 X $2,000)   $  100
Surrender Charge based on Purchase Payments (1+2+3+4)                    $1,100

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

   Account Value at time of surrender                              $38,000
   Less 10% not subject to surrender charge                         -3,800
                                                                   -------
   Subject to surrender charge                                      34,200

                                                                 X  .05
                                                                 ------
 Surrender Charge based on Account Value                         $1,710 $1,710
 Surrender Charge is the lesser of a or b                               $1,100
                                                                        ------

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

               TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

               DATE               TRANSACTION              AMOUNT
               ----    ----------------------------------- ------
               2/1/05  Purchase Payment                    $4,000
               2/1/06  Purchase Payment                         0
               2/1/07  Purchase Payment                         0
               2/1/08  Purchase Payment                     1,000
               7/1/08  Partial Surrender
                       (Assumes Account Value is $10,000)   2,500

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

   10% of $10,000=$1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 -$1,000=$1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05)=$50.00.

--------------------------------------------------------------------------------
                              PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

   Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

    Gross Investment Rate
=   (EQUALS)
    The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/   (DIVIDED BY)
    The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.



STEP 2: Calculate net investment rate for any day as follows:

    Net Investment Rate
=   (EQUALS)
    Gross Investment Rate (calculated in Step 1)
-   (MINUS)
    Separate Account charges.

STEP 3: Determine Purchase Unit Value for that day.

    Purchase Unit Value for that day.
=   (EQUALS)
    Purchase Unit Value for immediate preceding day.
X   (MULTIPLIED BY)
    Net Investment Rate (as calculated in Step 2) plus 1.00.

   The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

              ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

 1.  Purchase Unit value, beginning of period....................... $ 1.800000
 2.  Value of Fund share, beginning of period.......................  21.200000
 3.  Change in value of Fund share..................................    .500000
 4.  Gross investment return (3)x(2)................................    .023585
 5.  Daily separate account fee..................................... $  .000027
 6.  Net investment return (4)-(5)..................................    .023558
 7.  Net investment factor 1.000000+(6)............................. $ 1.023558
 8.  Purchase Unit value, end of period (1)x(7)..................... $ 1.842404

  ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

 1.  First Periodic Purchase Payment                                 $  100.00
 2.  Purchase Unit value on effective date of purchase (see
     Example 3)                                                      $1.800000
 3.  Number of Purchase Units purchased (1) divided by (2)              55.556
 4.  Purchase Unit value for valuation date following purchase (See
     Example 3)                                                      $1.842404
 5.  Value of Purchase Units in account for valuation date
     following purchase (3) X (4)                                    $  102.36

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

   The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed Payout Payment.

   In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

   Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

   Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

   EXAMPLE:

1.  Payout Unit value, beginning of period                            $ .980000
2.  Net investment factor for Period (see Example 3)                   1.023558
3.  Daily adjustments for 3 1/2% Assumed Investment Rate                .999906
4.  (2)x(3)                                                            1.023462
5.  Payout Unit value, end of period (1) X (4)                        $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

EXAMPLE: ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 1.  Number of Purchase Units at Payout Date                          10,000.00
 2.  Purchase Unit value (see Example 3)                             $ 1.800000
 3.  Account Value of Contract (1) X (2)                             $18,000.00
 4.  First monthly Payout Payment per $1,000 of Account Value        $     6.57
 5.  First monthly Payout Payment (3) X (4) divided by 1,000         $   118.26

 6.   Payout Unit value (see Example 8)                               $.980000
 7.   Number of Payout Units (5) divided by (6)                       $120.673
 8.   Assume Payout Unit value for second month equal to              $.997000
 9.   Second monthly Payout Payment (7) X (8)                         $ 120.31
 10.  Assume Payout Unit value for third month equal to               $.953000
 11.  Third monthly Payout Payment (7) X (10)                         $ 115.00

--------------------------------------------------------------------------------
                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

   The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.


   AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc.) ("the Distributor") is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. The Distributor is a Delaware corporation and a member of FINRA.


   VALIC no longer pays commissions to financial advisors for sales or subsequent Purchase Payments made into the Contracts. The commissions, which were paid by the Company, did not result in any charge to Contract Owners or to VALIC Separate Account A, in addition to the charges described under "Fees and Charges" in the prospectus.


   Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2011, 2012 and 2013 were $1,915, $0 and $0 respectively. The Distributor retained $0 in commissions for those same years.


--------------------------------------------------------------------------------
                                    EXPERTS
--------------------------------------------------------------------------------


   The consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2013 and the results of its operations and the changes in its net assets for each of the periods indicated, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

   The statutory financial statements of American Home Assurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.


AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


   On February 18, 2014, American International Group, Inc. and the Company entered into an Amended and Restated Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.


   The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

       - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013.


   The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:


       - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013.


--------------------------------------------------------------------------------
                       COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

   Divisions One, Two, Four, Five, and Ten are the only Divisions available under the Contracts described in the prospectus and SAI.

   You should only consider the statutory financial statements of American Home that we include in the SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.


(C) 2014 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                 Page
                                                                                                Numbers
                                               -                                                -------

Report of Independent Registered Public Accounting Firm                                            1

Consolidated Balance Sheets - December 31, 2013 and 2012                                        2 to 3

Consolidated Statements of Income - Years Ended December 31, 2013, 2012 and 2011                   4

Consolidated Statements of Comprehensive Income - Years Ended December 31, 2013, 2012 and 2011     5

Consolidated Statements of Equity - Years Ended December 31, 2013, 2012 and 2011                   6

Consolidated Statements of Cash Flows - Years Ended December 31, 2013, 2012 and 2011            7 to 8

Notes to Consolidated Financial Statements                                                      9 to 66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2014

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)


                                                                                                  December 31,
                                                                                              ---------------------
                                                                                               2013       2012
                                                                                              ------- -------------
                                                                                                      (as adjusted,
                                                                                                       see Note 2)
                                                                                                  (in millions)
ASSETS
Investments:
Fixed maturity securities:
   Bonds available for sale, at fair value (amortized cost: 2013 - $34,372; 2012 - $33,609)   $35,736    $37,036
   Other bond securities, at fair value                                                           877        457
Equity securities:
   Common stock available for sale, at fair value (cost: 2013 - $5; 2012 - $14)                     4         22
Mortgage and other loans receivable (net of allowance: 2013 - $47; 2012 - $51)                  4,722      4,331
Policy loans                                                                                      815        853
Other invested assets                                                                           2,523      2,498
Short-term investments (portion measured at fair value: 2013 - $879; 2012 - $903)               1,185      1,295
                                                                                              -------    -------
Total investments                                                                              45,862     46,492
Cash                                                                                              149         34
Accrued investment income                                                                         504        491
Amounts due from related parties                                                                   26         14
Derivative assets, at fair value                                                                   40         37
Deferred policy acquisition costs                                                                 901        769
Deferred sales inducements                                                                        177        159
Income taxes receivable                                                                            61         --
Other assets                                                                                      231         84
Separate account assets, at fair value                                                         32,277     27,007
                                                                                              -------    -------
TOTAL ASSETS                                                                                  $80,228    $75,087
                                                                                              =======    =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)


                                                                                                            December 31,
                                                                                                      --------------------------
                                                                                                        2013          2012
                                                                                                       -------   -------------
                                                                                                                 (as adjusted,
                                                                                                                  see Note 2)
                                                                                                      (in millions, except share
                                                                                                              data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder contract deposits (portion measured at fair value: 2013-$35; 2012-$158)               $37,704       $36,870
   Future policy benefits                                                                                 739           862
   Income taxes payable to Parent                                                                          --           262
   Deferred income taxes                                                                                   96           784
   Notes payable, to affiliates, net (at fair value)                                                      125            48
   Notes payable - to third parties, net                                                                  171            36
   Amounts due to related parties                                                                          22            14
   Securities lending payable                                                                             732           824
   Derivative liabilities, at fair value                                                                   23            40
   Other liabilities                                                                                      367           322
   Separate account liabilities                                                                        32,277        27,007
                                                                                                       -------      -------
TOTAL LIABILITIES                                                                                      72,256        67,069
                                                                                                       -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (SEE NOTE 11)

SHAREHOLDER'S EQUITY:
   Common stock, $1 par value, 5,000,000 shares authorized, 3,575,000 shares issued and outstanding         4             4
   Additional paid-in capital                                                                           5,789         5,683
   Retained earnings                                                                                    1,080           156
   Accumulated other comprehensive income                                                               1,099         2,175
                                                                                                       -------      -------
TOTAL SHAREHOLDER'S EQUITY                                                                              7,972         8,018
                                                                                                       -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                            $80,228       $75,087
                                                                                                       =======      =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME


                                                                                             Years ended December 31,
                                                                                        ----------------------------------
                                                                                         2013       2012          2011
                                                                                        ------  ------------- -------------
                                                                                                (as adjusted, (as adjusted,
                                                                                                 see Note 2)   see Note 2)
                                                                                                   (in millions)
REVENUES:
   Premiums                                                                             $   12     $   20        $   17
   Policy fees                                                                             397        352           344
   Net investment income                                                                 2,528      2,348         2,102
   Net realized capital gains:
       Total other-than-temporary impairments on available for sale securities             (16)       (83)         (152)
       Portion of other-than-temporary impairments on available for sale fixed maturity securities recognized in accumulated other comprehensive
         income                                                                              1         --             1
                                                                                        ------     ------        ------
       Net other-than-temporary impairments on available for sale fixed
         maturity securities recognized in net income                                      (15)       (83)         (151)
       Other realized capital gains                                                        355         94           271
                                                                                        ------     ------        ------
          Total net realized capital gains                                                 340         11           120
   Other income                                                                            462        260           212
                                                                                        ------     ------        ------
TOTAL REVENUES                                                                           3,739      2,991         2,795
                                                                                        ------     ------        ------
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits                                   1,178      1,195         1,233
   Amortization of deferred policy acquisition costs                                       131         87           137
   General and administrative expenses, net of deferrals                                   314        265           245
   Commissions, net of deferrals                                                            73         68            85
   Policyholder benefits                                                                   155         86            85
   Other expenses                                                                          167        128           125
                                                                                        ------     ------        ------
TOTAL BENEFITS AND EXPENSES                                                              2,018      1,829         1,910
                                                                                        ------     ------        ------
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT)                                               1,721      1,162           885
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                 155        315          (182)
   Deferred                                                                                (94)      (165)           22
                                                                                        ------     ------        ------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                                          61        150          (160)
                                                                                        ------     ------        ------
NET INCOME                                                                              $1,660     $1,012        $1,045
                                                                                        ======     ======        ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                                        Years ended December 31,
                                                                                                        -----------------------
                                                                                                          2013    2012    2011
                                                                                                        -------  ------  ------
                                                                                                             (in millions)
NET INCOME                                                                                              $ 1,660  $1,012  $1,045
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were taken - net of reclassification adjustments                          (16)    242      64
   Change in unrealized appreciation (depreciation) of all other invested assets arising during the
     current period - net of reclassification adjustments                                                (1,337)    966     435
   Adjustment to deferred policy acquisition costs and deferred sales inducements                           155    (108)    (50)
   Change in foreign currency translation adjustments                                                        --      (1)     (5)
   Change in insurance loss recognition                                                                     122    (116)    (10)
                                                                                                        -------  ------  ------
OTHER COMPREHENSIVE INCOME (LOSS)                                                                        (1,076)    983     434
                                                                                                        -------  ------  ------
COMPREHENSIVE INCOME                                                                                    $   584  $1,995  $1,479
                                                                                                        =======  ======  ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY


                                                             Years ended December 31,
                                                             ------------------------
                                                               2013    2012     2011
                                                             -------  ------  -------
                                                                   (in millions)
COMMON STOCK:
   Balance at beginning and end of year                      $     4  $    4  $     4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                5,683   6,255    6,786
       Capital contributions from Parent (see Note 12)           106     134        5
       Return of capital                                          --    (706)    (536)
                                                             -------  ------  -------
   Balance at end of year                                      5,789   5,683    6,255
                                                             -------  ------  -------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                                  156    (856)  (1,910)
       Net income                                              1,660   1,012    1,045
       Dividends                                                (736)     --       --
       Other                                                      --      --        9
                                                             -------  ------  -------
   Balance at end of year                                      1,080     156     (856)
                                                             -------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                2,175   1,192      758
   Other comprehensive income (loss)                          (1,076)    983      434
                                                             -------  ------  -------
   Balance at end of year                                      1,099   2,175    1,192
                                                             -------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                   $ 7,972  $8,018  $ 6,595
                                                             =======  ======  =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years ended December 31,
                                                                                           ------------------------------------
                                                                                             2013        2012          2011
                                                                                           --------  ------------- -------------
                                                                                                     (as adjusted, (as adjusted,
                                                                                                      see Note 2)   see Note 2)
                                                                                                       (in millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                 $  1,660    $  1,012      $  1,045
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                                           1,178       1,229         1,233
Fees charged for policyholder contract deposits                                                (337)       (301)         (280)
Amortization of deferred policy acquisition costs                                               131          87           137
Net realized capital gains                                                                     (340)        (11)         (120)
Equity in (income) loss from equity method investments, net of dividends or distributions      (203)       (122)          (43)
Accretion of net premium/discount on investments                                               (289)       (249)         (199)
Provision for deferred income taxes (benefit)                                                   (94)       (165)           22
Unrealized (gains) losses in earnings - net                                                      --          38            (4)
Capitalized interest                                                                            (14)        (12)          (20)
CHANGE IN:
   Other bond securities, at fair value                                                         (91)       (410)           (8)
   Accrued investment income                                                                    (13)         --           (47)
   Amounts due to/from related parties                                                           (4)        (21)         (162)
   Deferral of deferred policy acquisition costs                                                (66)        (91)         (127)
   Income taxes receivable/payable to Parent                                                   (323)        144          (218)
   Other assets                                                                                (157)         10            (8)
   Future policy benefits                                                                        71         (18)          (16)
   Other liabilities                                                                            (67)         32            22
Other, net                                                                                       (8)        (44)           (3)
                                                                                           --------    --------      --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                              1,034       1,108         1,204
                                                                                           --------    --------      --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities                                                                (10,548)    (10,532)      (11,596)
   Equity securities                                                                             (4)         (9)           --
   Mortgage and other loans receivable                                                       (1,026)       (933)         (282)
   Other investments, excluding short-term investments                                         (482)       (642)       (2,514)
Sales of:
   Fixed maturity securities                                                                  6,971       6,891         2,121
   Equity securities                                                                              9          25            30
   Other investments, excluding short-term investments                                          340         356         2,430
Maturities of fixed maturity securities                                                       3,539       3,142         3,085
Principal payments received on mortgage and other loans                                         503         565           291
Maturities of other investments, excluding short-term investments                               144         370           167
Net change in short-term investments                                                            110      (1,008)        4,361
                                                                                           --------    --------      --------
       NET CASH USED IN INVESTING ACTIVITIES                                               $   (444)   $ (1,775)     $ (1,907)
                                                                                           --------    --------      --------

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                  Years ended December 31,
                                                                 -------------------------
                                                                   2013     2012     2011
                                                                 -------  -------  -------
                                                                       (in millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from (payments for):
Policyholder contract deposits                                   $ 2,751  $ 2,680  $ 3,229
Policyholder contract withdrawals                                 (2,927)  (2,549)  (2,272)
Net exchanges to/(from) separate accounts                            723      588      606
Annuity payments                                                    (329)    (308)    (285)
Change in securities lending payable                                 (92)     824       --
Receipts from debt                                                   135       36       --
Return of capital                                                     --     (706)    (536)
Dividend paid to Parent Company                                     (736)      --       --
                                                                 -------  -------  -------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          (475)     565      742
                                                                 -------  -------  -------
INCREASE (DECREASE) IN CASH                                          115     (102)      39
CASH AT BEGINNING OF PERIOD                                           34      136       97
                                                                 -------  -------  -------
CASH AT END OF PERIOD                                            $   149  $    34  $   136
                                                                 =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                                $   471  $   199  $    36
Interest paid                                                          1       --       --
Non-cash activity:
Sales inducements credited to policyholder contract deposits          20       25       33
Other various non-cash contributions                                 106      134        5

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). On December 31, 2012, several affiliated entities of the Company merged with and into American General Life Insurance Company ("AGL"), with AGL being the surviving entity. The merger was approved by the domiciliary state insurance departments of Arizona, Delaware, Illinois, Tennessee and Texas and by the insurance department of California. As a part of the merger, AGL distributed 100% of its ownership interest in the Company up to the Parent, thus making the Company a direct, wholly owned subsidiary of the Parent.

The Company is a Texas-domiciled life insurance company and is a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Primary products include fixed and variable group annuities, and group mutual funds. The Company also offers group administrative and compliance services, and individual annuity and mutual fund products. The Company utilizes career and independent financial advisors to provide enrollment support and comprehensive financial planning services.

As the Company primarily markets through an exclusive sales agent force, no annual annuity deposits for any individual agent in 2013 or 2012 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company is the primary beneficiary. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

OUT OF PERIOD ADJUSTMENTS

In 2013, the Company recorded out of period adjustments to correct errors related to prior periods which resulted in a $39 million increase to net income and a $48 million increase to comprehensive income. The most significant item related to 2008 deferred intercompany losses from the sale of bonds and the tax treatment of the losses as they were partially recognized in subsequent years. A $39 million tax benefit was recorded in 2013 to correct this error by reducing the deferred tax valuation allowance and deferred tax expense. The Company has evaluated the impact of the errors on prior years and their correction in 2013, taking into account both qualitative and quantitative factors.

Management believes these errors and their corrections are not material to any previously issued financial statements or to the accompanying 2013 financial statements.

REVISIONS OF PRIOR PERIOD FINANCIAL STATEMENTS

The financial statements as of and for the years ended December 31, 2012 and 2011 were revised to correctly classify income taxes payable to Parent, deferred income tax payable and current and deferred income tax expense/benefit.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate to the previously issued 2012 and 2011 financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                       As Previously Effect of As Currently
                                                         Reported     Change     Reported
DECEMBER 31, 2012                                      ------------- --------- ------------
                                                                  (in millions)
Consolidated Balance Sheet:
   Income taxes payable to parent                          $ 311       $(49)      $ 262
   Deferred income tax Payable                               735         49         784
Consolidated Statement of Income:
   Current income tax expense (benefit)                      334        (19)        315
   Deferred income tax expense (benefit)                    (184)        19        (165)
Consolidated Statement of Cash Flows:
   Provision for deferred income taxes (benefit)            (184)        19        (165)
   Change in income tax receivable/payable to Parent         163        (19)        144
December 31, 2011
Consolidated Statement of Income:
   Current income tax expense (benefit)                     (153)       (29)       (182)
   Deferred income tax expense (benefit)                      (7)        29          22
Consolidated Statement of Cash Flows:
   Provision for deferred income taxes (benefit)              (7)        29          22
   Change in income tax receivable/payable to Parent        (189)       (29)       (218)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that management believes are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

    . income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets;

    . valuation of future policy benefit liabilities and timing and extent of loss recognition;

    . valuation of liabilities for guaranteed benefit features of variable annuity products;

    . recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

    . estimated gross profits ("EGPs") to value deferred acquisition costs for investment-oriented products;

    . impairment charges, including other-than-temporary impairments on available for sale securities; and

    .  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of the Company's fixed maturity securities met the criteria for held to maturity classification at December 31, 2013 or 2012.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and adjustment to DAC and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income, within shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at the Company's election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by specific identification.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows.

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


PURCHASED CREDIT IMPAIRED SECURITIES

The Company purchases certain RMBS securities that have experienced deterioration in credit quality since their issuance. The Company determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at the date of acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on the Company's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

OTHER BONDS AND OTHER COMMON AND PREFERRED STOCK

Securities for which the Company has elected the fair value option are carried at fair value and reported in other bonds or other common and preferred stocks in the consolidated balance sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on assets designated under the fair value option.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

FIXED MATURITY SECURITIES
-------------------------

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized investment losses. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income).

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and the timing of such defaults;

    .  Loss severity and the timing of any recovery; and

    .  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. The Company may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

EQUITY SECURITIES
-----------------

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale. The Company does not currently hold any loans classified as held for sale.

Loans classified as held for investment are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less credit allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discounts or premiums. Interest income on such loans is accrued as earned. Interest income, amortization of premiums accretion of discounts and prepayment fees are reported in net investment income in the consolidated statements of income.

Direct costs of originating commercial mortgages and other loans receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration.

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. For commercial mortgage loans, the impairment is measured based on the fair value of underlying collateral, which is determined based on the present value of expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are fully collateralized by the cash surrender value of the policy.

OTHER INVESTED ASSETS

The Company accounts for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or AIG has elected the fair value option. Under the equity method of accounting, the carrying value generally is the Company's share of the net asset value of the funds or the partnerships, and changes in the Company's share of the net asset values are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which AIG has elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income.

Investments in other invested assets are evaluated for impairment in a manner similar to the evaluation of equity securities. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). See Note 14.

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

The Company is a member of the Federal Home Loan Bank ("FHLB") of Dallas and such membership requires the members to own stock in the FHLB. The Company's carrying value of its FHLB stock is included in other invested assets and carried at amortized cost, which approximates fair value.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts, and are carried at market value.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivatives and other financial instruments in conjunction with financial risk management programs and investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and options) are used to economically mitigate risk associated with foreign currency transactions. Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. The derivatives are effective economic hedges of the exposures that they are meant to offset. In addition to economic hedging activities, we also enter into derivative instruments with respect to investment operations, which include, among other things, credit default swaps and purchasing investments with embedded derivatives, such as equity linked notes and convertible bonds.

Interest rate, foreign currency and equity swaps, swaptions, options and futures contracts are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the consolidated balance sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the consolidated balance sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The fair value of the bifurcated embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Policyholder Contract Deposits below and Note 8 herein for additional information on embedded policy derivatives.

The Company believes its hedging instruments have been and remain economically effective, but have not been designated as hedges for hedge accounting. In the consolidated statements of income, changes in the fair value of derivatives are reported as part of net realized investment gains and losses.

See Note 3 for discussion of fair value measurements and Note 5 for discussion of derivatives.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and certain other costs that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on policy issuance and processing and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Policy acquisition costs and policy issuance costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

mean methodology allows the Company to maintain its long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

SHADOW DAC AND SHADOW LOSS RECOGNITION

DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

COST OF INSURANCE PURCHASED ("CIP")

The cost assigned to certain acquired insurance contracts in force at the acquisition date referred to as CIP is reported in deferred acquisition costs in the consolidated balance sheets. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0 percent to 4.5 percent in 2013, 2012 and 2011. CIP is amortized in relation to the EGPs to date for each period and is adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

DEFERRED SALES INDUCEMENTS

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the consolidated statements of income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Variable contracts are reported within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets of each account are legally segregated and are not subject to claims that arise from any of the Company's other businesses. The assets supporting the variable portion of variable annuities that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities in the consolidated balance sheets. Amounts assessed against the contract holders for mortality, administrative and other services are included in policy fees in the consolidated statements of income. Net investment income, net realized capital gains (losses), changes in fair value of assets, and policyholder contract

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining policy benefits, subject to guarantees stated in the contracts.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on investment-type products are not reflected as revenues in the Company's consolidated statements of income, as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and
(iii) certain contracts the Company has elected to account for at fair value.

Guaranteed benefit and equity-indexed features accounted for as embedded policy derivatives are bifurcated from the host contracts and accounted for separately at fair value, with changes in fair value recognized in net realized capital gains (losses) in the consolidated statements of income. These include guaranteed minimum withdrawal benefits ("GMWB") as well as equity-indexed annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 8 for additional information on guaranteed benefit features.

In addition, the Company is a coinsurer for GMWB under a separate reinsurance agreement on certain variable annuity contracts issued by MetLife Alico Life Insurance K.K. ("MetLife Alico Japan"). See additional discussion in Note 9.

FUTURE POLICY BENEFITS

The liability for future policy benefits primarily includes the reserves for life-contingent annuity payout contracts and is based on estimates of the cost of future policy benefits. Included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Periodically, the Company evaluates estimates used in establishing liabilities for future policy benefits for life and accident and health insurance contracts, which include liabilities for certain payout annuities. The Company also evaluates estimates used in amortizing DAC and sales inducement assets for these products. The Company evaluates these estimates against actual experience and adjusts them based on management judgment regarding mortality, morbidity, persistency, maintenance expenses, and investment returns.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions. Loss recognition exists when there is a shortfall between the carrying amounts of future policy benefit liabilities net of DAC and the amount the future policy benefit liabilities net of DAC would be when applying updated current assumptions. When the Company determines a loss recognition exists, the Company first reduces any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with the Company's manner of acquiring and servicing the business and applied by product groupings. The Company performs separate loss recognition tests for

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

traditional life products and payout annuities. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not embedded derivatives, primarily guaranteed minimum death benefits ("GMDB") and to a lesser extent, guaranteed minimum income benefits ("GMIB"). The liabilities for GMDB and GMIB represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. Management regularly evaluates estimates used and adjusts the GMDB and GMIB liabilities included within future policy benefits, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional information on GMDB and GMIB.

The Company is a coinsurer for GMIB under a separate reinsurance agreement on certain variable annuity contracts issued by MetLife Alico Japan. See additional discussion in Note 9.

NOTES PAYABLE

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, where applicable, except for certain notes payable - to affiliates, for which the company has elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the consolidated statements of income, see Note 3 for discussion of fair value measurement.

POLICY FEES

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

    . Realized and unrealized gains and losses from investments for which the fair value option has been elected.

    . Earnings from private equity funds and hedge fund investments accounted for under the equity method.

    .  Interest income on mortgage, policy and other loans.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

    . Sales of available for sale fixed maturity and equity securities, and of investments in private equity funds and hedge funds and other types of investments.

    . Reductions to the cost basis of available for sale fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected) and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivative assets and liabilities.

    .  Exchange gains and losses resulting from foreign currency transactions.

OTHER INCOME

Other income primarily includes fees and commissions from securities brokerage advisory fee income from the broker dealer business and income from legal settlements.

INCOME TAXES

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

See Note 13 for discussion of the valuation allowance for deferred tax.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

INVESTMENT COMPANY GUIDANCE

In June 2013, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the criteria a company must meet to qualify as an investment company, clarifies the measurement guidance, and requires new disclosures for investment companies. An entity that is regulated by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") qualifies as an investment company. Entities that are not regulated under the 1940 Act must have certain fundamental characteristics and must consider other characteristics to determine whether they qualify as investment companies. An entity's purpose and design should be considered when making the assessment.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013. Earlier adoption is prohibited. An entity that no longer meets the requirements to be an investment company as a result of this standard should present the change in its status as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. An entity that is an investment company should apply the guidance prospectively as an adjustment to opening net assets as of the effective date. The adjustment to net assets represents both the difference between the fair value and the carrying amount of the entity's investments and any amount previously recognized in accumulated other comprehensive income. The Company plans to adopt the standard on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


PRESENTATION OF UNRECOGNIZED TAX BENEFITS

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard should be applied prospectively to unrecognized tax benefits that existed at the effective date. Retrospective application is permitted. The Company plans to adopt the standard prospectively on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations and cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2013:

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

In January 2013, the FASB issued guidance that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement.

The standard became effective for fiscal years and interim periods beginning on or after January 1, 2013. The Company adopted the standard on its required effective date of January 1, 2013 and applied it retrospectively to all comparative periods presented. The adoption of this standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

In February 2013, the FASB issued an accounting standard which requires the Company to disclose the effect of reclassifying significant items out of accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures required under GAAP.

The standard became effective for annual and interim reporting periods beginning after December 15, 2012. The Company adopted the standard on its required effective date of January 1, 2013. The adoption of this standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis
--------------------------------------------

The Company carries certain of its financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy
--------------------

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

..   LEVEL 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   LEVEL 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   LEVEL 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Methodologies
-----------------------

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS
-------------------------------------------------------

..   THE COMPANY'S OWN CREDIT RISK. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date. The Company calculates the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   COUNTERPARTY CREDIT RISK. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, the Company believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY SECURITIES
-------------------------

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. In order to assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types,

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

EQUITY SECURITIES TRADED IN ACTIVE MARKETS
------------------------------------------

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

OTHER INVESTED ASSETS
---------------------

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS
----------------------

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

SEPARATE ACCOUNT ASSETS
-----------------------

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

FREESTANDING DERIVATIVES
------------------------

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company updates valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

EMBEDDED POLICY DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS
----------------------------------------------------------------------

The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

The Company incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Expected cash flows are discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve is adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment reflects a market participant's view of the Company's claims paying ability and by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis
------------------------------------------------------------------

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the observability of the inputs used:

                                                                                         Counterparty      Cash      Total Fair
At December 31, 2013                                             Level 1 Level 2 Level 3 Netting (a)  Collateral (b)   Value
--------------------                                             ------- ------- ------- ------------ -------------- ----------
                                                                                         (in millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                                   $    -- $   288 $   --      $--          $  --       $   288
   Foreign government                                                 --     830     --       --             --           830
   Obligations of states, municipalities and political
     subdivisions                                                     --     691     45       --             --           736
   Corporate debt                                                     --  22,312    248       --             --        22,560
   RMBS                                                               --   3,583  1,564       --             --         5,147
   CMBS                                                               --   1,848  1,497       --             --         3,345
   CDO/ABS                                                            --     980  1,850       --             --         2,830
                                                                 ------- ------- ------      ---          -----       -------
Total fixed maturity securities, available for sale                   --  30,532  5,204       --             --        35,736
                                                                 ------- ------- ------      ---          -----       -------
Other bond securities:
   RMBS                                                               --      69     38       --             --           107
   CMBS                                                               --      24    141       --             --           165
   CDO/ABS                                                            --       5    600       --             --           605
                                                                 ------- ------- ------      ---          -----       -------
Total other bond securities                                           --      98    779       --             --           877
                                                                 ------- ------- ------      ---          -----       -------
Equity securities, available for sale:
   Common stocks                                                       1      --     --       --             --             1
   Preferred stocks                                                   --       3     --       --             --             3
                                                                 ------- ------- ------      ---          -----       -------
Total equity securities, available for sale                            1       3     --       --             --             4
                                                                 ------- ------- ------      ---          -----       -------
Other invested assets (b)                                             --     258    777       --             --         1,035
Short-term investments (c)                                            60     819     --       --             --           879
Derivative assets:
   Interest rate contracts                                            --       5     --       --             --             5
   Equity contracts                                                   40      --     --       --             --            40
   Counterparty netting                                               --      --     --       (5)            --            (5)
                                                                 ------- ------- ------      ---          -----       -------
Total derivative assets                                               40       5     --       (5)            --            40
                                                                 ------- ------- ------      ---          -----       -------
Separate account assets                                           32,061     216     --       --             --        32,277
                                                                 ------- ------- ------      ---          -----       -------
       Total                                                     $32,162 $31,931 $6,760      $(5)         $  --       $70,848
                                                                 ======= ======= ======      ===          =====       =======
LIABILITIES:
Policyholder contract deposits (d)                               $    -- $    -- $   52      $--          $  --       $    52
Notes payable- to affiliates, net                                     --      --    125       --             --           125
Derivative liabilities:
   Interest rate contracts                                            --      29     --       --             --            29
   Counterparty netting                                               --      --     --       (5)            (1)           (6)
                                                                 ------- ------- ------      ---          -----       -------
Total derivative liabilities                                          --      29     --       (5)            (1)           23
                                                                 ------- ------- ------      ---          -----       -------
       Total                                                     $    -- $    29 $  177      $(5)         $  (1)      $   200
                                                                 ======= ======= ======      ===          =====       =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                         Counterparty      Cash      Total Fair
At December 31, 2012                                             Level 1 Level 2 Level 3 Netting (a)  Collateral (b)   Value
--------------------                                             ------- ------- ------- ------------ -------------- ----------
                                                                                         (in millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                                   $    -- $   421 $   --     $  --         $  --       $   421
   Foreign government                                                 --     893     --        --            --           893
   Obligations of states, municipalities and political
     subdivisions                                                     --     317     --        --            --           317
   Corporate debt                                                     --  23,517    345        --            --        23,862
   RMBS                                                               --   4,492  1,760        --            --         6,252
   CMBS                                                               --   1,540  1,445        --            --         2,985
   CDO/ABS                                                            --     950  1,356        --            --         2,306
                                                                 ------- ------- ------     -----         -----       -------
Total fixed maturity securities, available for sale                   --  32,130  4,906        --            --        37,036
                                                                 ------- ------- ------     -----         -----       -------
Other bond securities:
   RMBS                                                               --      18      9        --            --            27
   CMBS                                                               --      13    127        --            --           140
   CDO/ABS                                                            --      --    290        --            --           290
                                                                 ------- ------- ------     -----         -----       -------
Total other bond securities                                           --      31    426        --            --           457
                                                                 ------- ------- ------     -----         -----       -------
Equity securities, available for sale:
   Common stocks                                                      --      --      6        --            --             6
   Preferred stocks                                                   --      --     16        --            --            16
                                                                 ------- ------- ------     -----         -----       -------
Total equity securities, available for sale                           --      --     22        --            --            22
                                                                 ------- ------- ------     -----         -----       -------
Other invested assets (b)                                             10     201    624        --            --           835
Short-term investments (c)                                            28     875     --        --            --           903
Derivative assets:
   Interest rate contracts                                             1       1     --        --            --             2
   Foreign exchange contracts                                         --       8     --        --            --             8
   Equity contracts                                                   36      --     --        --            --            36
   Counterparty netting                                               --      --     --        (9)           --            (9)
                                                                 ------- ------- ------     -----         -----       -------
Total derivative assets                                               37       9     --        (9)           --            37
                                                                 ------- ------- ------     -----         -----       -------
Separate account assets                                           26,724     283     --        --            --        27,007
                                                                 ------- ------- ------     -----         -----       -------
       Total                                                     $26,799 $33,529 $5,978     $  (9)        $  --       $66,297
                                                                 ======= ======= ======     =====         =====       =======
LIABILITIES:
Policyholder contract deposits (d)                               $    -- $    -- $  158     $  --         $  --       $   158
Notes payable-to affiliates, net                                      --      --     48        --            --            48
Derivative liabilities:
   Foreign exchange contracts                                         --      49     --        --            --            49
   Counterparty netting                                               --      --     --        (9)           --            (9)
                                                                 ------- ------- ------     -----         -----       -------
Total derivative liabilities                                          --      49     --        (9)           --            40
                                                                 ------- ------- ------     -----         -----       -------
       Total                                                     $    -- $    49 $  206     $  (9)        $  --       $   246
                                                                 ======= ======= ======     =====         =====       =======

(a)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)Amounts presented for other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include other invested assets carried at estimated fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost, which approximate fair value of $306 million and $392 million at December 31, 2013 and 2012, respectively.
(d)Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include embedded policy derivatives that are measured at estimated fair value on a recurring basis.

At December 31, 2013 and 2012, Level 3 assets were 8.4 percent and 8.0 percent of total assets, respectively, and Level 3 liabilities were less than 1 percent of total liabilities at both balance sheet dates, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Transfers of Level 1 and Level 2 Assets and Liabilities
-------------------------------------------------------

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during 2013 and 2012.

Changes in Level 3 Recurring Fair Value Measurements
----------------------------------------------------

The following tables present changes during 2013 and 2012 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income during 2013 and 2012 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2013 and 2012:

                                                                                                               Changes in
                                                                                                               Unrealized
                                                Net                                                               Gains
                                              Realized                                                          (Losses)
                                                and                    Purchases,                              Included in
                                             Unrealized                  Sales,                                 Income on
                                     Fair      Gains     Accumulated   Issuances                        Fair   Instruments
                                     Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                   Beginning  included  Comprehensive Settlements, Transfers Transfers End of    End of
December 31, 2013                   of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-----------------                  --------- ---------- ------------- ------------ --------- --------- ------  -----------
                                                                        (in millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political subdivisions         $   --      $ --        $ (1)        $  46       $ --      $  --   $   45     $ --
   Corporate debt                      345        12          (9)         (123)       119        (96)     248       --
   RMBS                              1,760       106          64          (352)        16        (30)   1,564       --
   CMBS                              1,445        25         (20)          (16)        84        (21)   1,497       --
   CDO/ABS                           1,356        41          (9)          485        313       (336)   1,850       --
                                    ------      ----        ----         -----       ----      -----   ------     ----
Total fixed maturity
  securities, available for
  sale                               4,906       184          25            40        532       (483)   5,204       --
                                    ------      ----        ----         -----       ----      -----   ------     ----
Other bond securities:
   RMBS                                  9        --          --            29         --         --       38       --
   CMBS                                127         1          --             1         12         --      141        5
   CDO/ABS                             290        32          --           278         --         --      600       20
                                    ------      ----        ----         -----       ----      -----   ------     ----
Total other bond securities            426        33          --           308         12         --      779       25
                                    ------      ----        ----         -----       ----      -----   ------     ----
Equity securities, available
  for sale:
   Common stocks                         6        --          --            (6)        --         --       --       --
   Preferred stocks                     16        --           2           (18)        --         --       --       --
                                    ------      ----        ----         -----       ----      -----   ------     ----
Total equity securities,
  available for sale                    22        --           2           (24)        --         --       --       --
                                    ------      ----        ----         -----       ----      -----   ------     ----
Other invested assets                  624        42          (4)           94         75        (54)     777       --
                                    ------      ----        ----         -----       ----      -----   ------     ----
       Total                        $5,978      $259        $ 23         $ 418       $619      $(537)  $6,760     $ 25
                                    ------      ----        ----         -----       ----      -----   ------     ----
LIABILITIES:
Policyholder contract deposits      $ (158)     $106        $ --         $  --       $ --      $  --   $  (52)    $106
Notes payable to affiliates,
  net                                  (48)      (10)         (1)          (66)        --         --     (125)     (10)
                                    ------      ----        ----         -----       ----      -----   ------     ----
       Total                        $ (206)     $ 96        $ (1)        $ (66)      $ --      $  --   $ (177)    $ 96
                                    ------      ----        ----         -----       ----      -----   ------     ----

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                    Changes in
                                                                                                                    Unrealized
                                                     Net                                                               Gains
                                                   Realized                                                          (Losses)
                                                     and                    Purchases,                              Included in
                                                  Unrealized                  Sales,                                 Income on
                                          Fair      Gains     Accumulated   Issuances                        Fair   Instruments
                                          Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                        Beginning  included  Comprehensive Settlements, Transfers Transfers End of    End of
December 31, 2012                        of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-----------------                       --------- ---------- ------------- ------------ --------- --------- ------  -----------
                                                                             (in millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   Corporate debt                        $  442      $ --        $  8         $ (11)     $  336    $  (430) $  345      $--
   RMBS                                   1,561        71         266           (99)        212       (251)  1,760       --
   CMBS                                   1,006         1         167           320          --        (49)  1,445       --
   CDO/ABS                                  720        45          23           727         149       (308)  1,356       --
                                         ------      ----        ----         -----      ------    -------  ------      ---
Total fixed maturity securities,
  available for sale                      3,729       117         464           937         697     (1,038)  4,906       --
                                         ------      ----        ----         -----      ------    -------  ------      ---
Other bond securities:
   RMBS                                      15         3          --            (9)         --         --       9        2
   CMBS                                      20        10          --            97          --         --     127       11
   CDO/ABS                                  266        55          --           (31)         --         --     290        1
                                         ------      ----        ----         -----      ------    -------  ------      ---
Total other bond securities                 301        68          --            57          --         --     426       14
                                         ------      ----        ----         -----      ------    -------  ------      ---
Equity securities, available for
  sale:
   Common stocks                             13         5          (5)           (7)         --         --       6       --
   Preferred stocks                          30         8          (8)          (14)          2         (2)     16       --
                                         ------      ----        ----         -----      ------    -------  ------      ---
Total equity securities, available
  for sale                                   43        13         (13)          (21)          2         (2)     22       --
                                         ------      ----        ----         -----      ------    -------  ------      ---
Other invested assets                       651        --          23          (146)        308       (212)    624       --
                                         ------      ----        ----         -----      ------    -------  ------      ---
       Total                             $4,724      $198        $474         $ 827      $1,007    $(1,252) $5,978      $14
                                         ------      ----        ----         -----      ------    -------  ------      ---
LIABILITIES:
Policyholder contract deposits           $  (74)     $(84)       $ --         $  --      $   --    $    --  $ (158)     $84
Notes payable to affiliates, net             --        --          --           (48)         --         --     (48)      --
                                         ------      ----        ----         -----      ------    -------  ------      ---
       Total                             $  (74)     $(84)       $ --         $ (48)     $   --    $    --  $ (206)     $84
                                         ------      ----        ----         -----      ------    -------  ------      ---

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                                   Net
                                                                 Realized
                                                  Net            Capital
                                               Investment Other   Gains
                                                 Income   Income (Losses) Total
At December 31, 2013                           ---------- ------ -------- -----
                                                        ( in millions)
Fixed maturity securities, available for sale     $176     $ --    $  8   $184
Other bond securities                               33       --      --     33
Other invested assets                               37       --       5     42
Policyholder contract deposits                      --       --     106    106
Notes payable to affiliates, net                    --      (10)     --    (10)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                Net
                                                              Realized
                                                      Net     Capital
                                                   Investment  Gains
                                                     Income   (Losses) Total
    At December 31, 2012                           ---------- -------- -----
                                                         (in millions)
    Fixed maturity securities, available for sale     $148      $(31)  $117
    Other bond securities                               68        --     68
    Equity securities, available for sale               --        13     13
    Other invested assets                                9        (9)    --
    Policyholder contract deposits                      --       (84)   (84)

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above:

                                                                                               Purchases,
                                                                                                 Sales,
                                                                                               Issuances
                                                                                                  and
                                                                                              Settlements,
December 31, 2013                                    Purchases  Sales   Issuances Settlements     Net
-----------------                                    --------- -------  --------- ----------- ------------
                                                                         (in millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions       $   46   $    --    $ --      $    --      $  46
   Corporate debt                                        125        --      --         (248)      (123)
   RMBS                                                  719      (737)     --         (334)      (352)
   CMBS                                                  391      (260)     --         (147)       (16)
   CDO/ABS                                               729       (46)     --         (198)       485
                                                      ------   -------    ----      -------      -----
Total fixed maturity securities, available for sale    2,010    (1,043)     --         (927)        40
                                                      ------   -------    ----      -------      -----
Other bond securities:
   RMBS                                                   33        --      --           (4)        29
   CMBS                                                    5        (3)     --           (1)         1
   CDO/ABS                                               353        --      --          (75)       278
                                                      ------   -------    ----      -------      -----
Total other bond securities                              391        (3)     --          (80)       308
                                                      ------   -------    ----      -------      -----
Equity securities, available for sale:
   Common stocks                                          --        --      --           (6)        (6)
   Preferred stocks                                       --        --      --          (18)       (18)
                                                      ------   -------    ----      -------      -----
Total equity securities, available for sale               --        --      --          (24)       (24)
                                                      ------   -------    ----      -------      -----
Other invested assets                                    150        --      --          (56)        94
                                                      ------   -------    ----      -------      -----
       Total                                          $2,551   $(1,046)   $ --      $(1,087)     $ 418
                                                      ------   -------    ----      -------      -----
LIABILITIES:
Notes payable to affiliates, net                      $   --   $    --    $(66)     $    --      $ (66)
                                                      ------   -------    ----      -------      -----
       Total                                          $   --   $    --    $(66)     $    --      $ (66)
                                                      ------   -------    ----      -------      -----

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                             Purchases,
                                                                                               Sales,
                                                                                             Issuances
                                                                                                and
                                                                                            Settlements,
December 31, 2012                                    Purchases Sales  Issuances Settlements     Net
-----------------                                    --------- -----  --------- ----------- ------------
                                                                        (in millions)
ASSETS:
Fixed maturity securities, available for sale:
   Corporate debt                                     $   41   $  (8)   $ --      $   (44)     $ (11)
   RMBS                                                  394    (180)     --         (313)       (99)
   CMBS                                                  409     (69)     --          (20)       320
   CDO/ABS                                               924      --      --         (197)       727
                                                      ------   -----    ----      -------      -----
Total fixed maturity securities, available for sale    1,768    (257)     --         (574)       937
                                                      ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                   --      (7)     --           (2)        (9)
   CMBS                                                   97      --      --           --         97
   CDO/ABS                                               148      --      --         (179)       (31)
                                                      ------   -----    ----      -------      -----
Total other bond securities                              245      (7)     --         (181)        57
                                                      ------   -----    ----      -------      -----
Equity securities, available for sale:
   Common stocks                                          --      (7)     --           --         (7)
   Preferred stocks                                       --     (12)     --           (2)       (14)
                                                      ------   -----    ----      -------      -----
Total equity securities, available for sale               --     (19)     --           (2)       (21)
                                                      ------   -----    ----      -------      -----
Other invested assets                                    102      --      --         (248)      (146)
                                                      ------   -----    ----      -------      -----
       Total                                          $2,115   $(283)   $ --      $(1,005)     $ 827
                                                      ------   -----    ----      -------      -----
LIABILITIES:
Notes payable to affiliates, net                      $   --   $  --    $(48)     $    --      $ (48)
                                                      ------   -----    ----      -------      -----
       Total                                          $   --   $  --    $(48)     $    --      $ (48)
                                                      ------   -----    ----      -------      -----

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2013 and 2012 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities
-------------------------------------------

The Company's policy is to record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During the years ended December 31, 2013 and 2012, transfers into Level 3 included certain RMBS, CMBS, CDO/ABS, private placement corporate debt and certain private equity funds and hedge funds.

    . Transfers of certain RMBS and certain CDO/ABS into Level 3 were related to decreased observations of market transactions and price information for those securities.

    . The transfers of investments in certain other RMBS and CMBS into Level 3 were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types.

    . Transfers of private placement corporate debt and certain other ABS into Level 3 were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity.

    . Certain private equity fund and hedge fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting, consistent with the changes to the Company's influence over the respective investments.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Other hedge fund investments were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest.

During the years ended December 31, 2013 and 2012, transfers out of Level 3 assets primarily related to certain RMBS, ABS, investments in private placement corporate debt and private equity funds and hedge funds.

    . Transfers of certain RMBS out of Level 3 assets were based on consideration of the market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

    . Transfers of ABS and private placement corporate debt out of Level 3 assets were primarily the result of the Company using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

    . The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting based on our level of influence over the respective investments, resulted in the transfer of certain hedge fund and private equity fund investments out of Level 3.

The Company had no transfers of liabilities into or out of Level 3 during the years ended December 31, 2013 and 2012.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Quantitative Information About Level 3 Fair Value Measurements
--------------------------------------------------------------

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from third-party valuation service providers and from internal valuation models. Because input information with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                Fair Value at
                                December 31,                                                           Range (Weighted
                                    2013      Valuation Technique      Unobservable Input (a)            Average)(a)
                                ------------- --------------------- -----------------------------  ---------------------
                                (in millions)
ASSETS:
RMBS                               $1,479     Discounted cash flow   Constant prepayment rate (c)     0.09% -14.70%(7.40%)
                                                                                Loss severity (c)  38.26% - 76.35%(57.31%)
                                                                        Constant default rate (c)     2.91% -11.42%(7.17%)
                                                                                        Yield (c)     1.11% - 9.15%(5.13%)
CMBS                                1,542     Discounted cash flow                      Yield (b)     0.00% -15.63%(6.09%)
Corporate Debt                        145     Discounted cash flow                      Yield (b)     4.48% - 9.16%(6.82%)
LIABILITIES:
Policyholder contract deposits         52     Discounted cash flow  Equity implied volatility (b)          6.00% - 39.00%
                                                                             Base lapse rates (b)          1.00% - 40.00%
                                                                          Dynamic lapse rates (b)          0.20% - 60.00%
                                                                              Mortality rates (b)          0.50% - 40.00%
                                                                            Utilization rates (b)          0.50% - 25.00%
Notes payable                         125     Discounted cash flow                      Yield (b)                  14.00%

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS and CMBS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs
---------------------------------------------

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CORPORATE DEBT

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS AND CERTAIN CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), constant default rates ("CDR"), loss severity, and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in yield, CPR, CDR, and loss severity, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

POLICYHOLDER CONTRACT DEPOSITS

Embedded policy derivatives within policyholder contract deposits relate to GMWB within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity-indexed annuities and GICs. GMWB represents the Company's largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per
-------------------------------------------------------------------------------
Share
-----

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient to measure fair value.

                                                                                December 31, 2013 December 31, 2012
                                                                                ----------------- -----------------
                                                                                Fair              Fair
                                                                                Value             Value
                                                                                Using             Using
                                                                                 Net               Net
                                                                                Asset  Unfunded   Asset  Unfunded
                                          Investment Category Includes          Value Commitments Value Commitments
                                  --------------------------------------------- ----- ----------- ----- -----------
                                                                                           (in millions)
INVESTMENT CATEGORY
PRIVATE EQUITY FUNDS:
   Leveraged buyout               Debt and/or equity investments made as
                                  part of a transaction in which assets of
                                  mature companies are acquired from the
                                  current shareholders, typically with the use
                                  of financial leverage.                        $219      $39     $226      $48
   Real Estate / Infrastructure   Investments in real estate properties and
                                  infrastructure positions, including power
                                  plants and other energy generating
                                  facilities                                      27        8       --       --
   Non-U.S.                       Investments that focus primarily on Asian
                                  and European based buyouts, expansion
                                  capital, special situations, turnarounds,
                                  venture capital, mezzanine and distressed
                                  opportunities strategies.                       --       --        4       --
   Distressed                     Securities of companies that are already in
                                  default, under bankruptcy protection, or
                                  troubled.                                       38       10       24        9
   Other                          Includes multi-strategy and mezzanine
                                  strategies                                      --       10       41       13
                                                                                ----      ---     ----      ---
Total private equity funds                                                       284       67      295       70
                                                                                ----      ---     ----      ---
HEDGE FUNDS:
   Event-driven                   Securities of companies undergoing
                                  material structural changes, including
                                  mergers, acquisitions and other
                                  reorganizations.                               224       --      164       --
   Long-short                     Securities that the manager believes are
                                  undervalued, with corresponding short
                                  positions to hedge market risk.                307       --      195       --
   Distressed                     Securities of companies that are already in
                                  default, under bankruptcy protection or
                                  troubled.                                      119        4       55       --
   Emerging Markets               Investments in the financial markets of
                                  developing countries                            56       --       --       --
   Other                          Non-U.S. companies, futures and
                                  commodities, relative value, and multi-
                                  strategy and industry-focused strategies.       --       --       75       --
                                                                                ----      ---     ----      ---
Total hedge funds                                                                706        4      489       --
                                                                                ----      ---     ----      ---
Total                                                                           $990      $71     $784      $70
                                                                                ====      ===     ====      ===

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2013, assuming average original expected lives of 10 years for the funds, 62 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 37 percent between three and seven years and 1 percent between seven and 10 years.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The hedge fund investments included above are generally redeemable monthly (11 percent), quarterly (64 percent), semi-annually (9 percent) and annually
(16 percent), with redemption notices ranging from 1 day to 180 days. More than 68 percent require redemption notices of less than 90 days. At December 31, 2013, investments representing approximately 84 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

Fair Value Option
-----------------

Under the fair value option, the Company may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company elects the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Net unrealized gains (losses) on such securities included in net investment income on the consolidated statements of income were $40 million, $22 million and $(1) million for the years ended December 31, 2013, 2012 and 2011, respectively.

Additionally, beginning in the third quarter of 2012, the Company elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. Net unrealized gains (losses) on other invested assets included in net investment income on the consolidated statements of income were $58 million $6 million for the years ended December 31, 2013 and 2012, respectively.

The Company elected fair value accounting for its economic interest in ML II. The Company recorded gains of $48 million and $8 million in the years ended December 31, 2012 and 2011, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

Ambrose 2012-1 and Ambrose 2013-4, two VIEs which are consolidated by the Company, each elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable. See Note 14 for additional information on these VIEs and the Class X notes. The fair value of the Class X notes was determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows were discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates, with reference to the issuance spread on a tranche of structured securities issued by the respective entities that was purchased by an independent, non-affiliated third party.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                 Outstanding
                                           Fair   Principal
         December 31, 2013 (in millions)   Value   Amount    Difference
         -------------------------------   ----- ----------- ----------
         Notes payable to affiliates, net  $125     $365       $(240)

Fair Value Measurements on a Non-Recurring Basis
------------------------------------------------

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments, and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fair Value Information about Financial Instruments Not Measured at Fair Value
-----------------------------------------------------------------------------

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans are used as the discount rate, as it is believed that this approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date, or in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

OTHER INVESTED ASSETS

The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximate fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the carrying value and estimated fair value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                           Estimated Fair Value
                                      -------------------------------
                                                                      Carrying
                                      Level 1 Level 2 Level 3  Total   Value
                                      ------- ------- ------- ------- --------
                                                   (in millions)
 December 31, 2013
 -----------------
 ASSETS
 Mortgage and other loans receivable   $ --    $ 45   $ 4,908 $ 4,953 $ 4,722
 Policy loans                            --      --       815     815     815
 Other invested assets                   --       8        --       8       8
 Short-term investments                  --     306        --     306     306
 Cash                                   149      --        --     149     149

 LIABILITIES
 Policyholder contract deposits (a)      --      --    41,945  41,945  37,669
 Notes payable-to third parties, net     --      --       171     171     171

 December 31, 2012
 -----------------
 ASSETS
 Mortgage and other loans receivable   $ --    $142   $ 4,632 $ 4,774 $ 4,331
 Policy loans                            --      --       853     853     853
 Other invested assets                   --       7        --       7       7
 Short-term investments                  --     392        --     392     392
 Cash                                    --      --        --      --      34

 LIABILITIES
 Policyholder contract deposits (a)      --      --    46,052  46,052  36,712
 Notes payable-to third parties, net                       36      36      36

(a)Excludes embedded policy derivatives which are measured at fair value on a recurring basis.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The following table presents the amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category:

                                                                                                              Other-Than-
                                                                      Amortized   Gross      Gross             Temporary
                                                                       Cost or  Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (in millions)
December 31, 2013
-----------------
Fixed maturity securities, available for sale:
   U.S. government securities and government sponsored entities        $   249    $   41     $  (2)   $   288    $ --
   Foreign government                                                      850        22       (42)       830      --
   Obligations of states, municipalities and political subdivisions        760         8       (32)       736      --
   Corporate debt                                                       21,650     1,234      (324)    22,560      14
   RMBS                                                                  4,856       333       (42)     5,147     171
   CMBS                                                                  3,280       198      (133)     3,345     144
   CDO/ABS                                                               2,727       121       (18)     2,830      15
                                                                       -------    ------     -----    -------    ----
Total fixed maturity securities, available for sale                     34,372     1,957      (593)    35,736     344
Equity securities, available for sale:
   Common stocks                                                             1        --        --          1      --
   Preferred stocks                                                          4        --        (1)         3      --
                                                                       -------    ------     -----    -------    ----
Total equity securities, available for sale                                  5        --        (1)         4      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $34,377    $1,957     $(594)   $35,740    $344
                                                                       =======    ======     =====    =======    ====

                                                                                                              Other-Than-
                                                                      Amortized   Gross      Gross             Temporary
                                                                       Cost or  Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (in millions)
December 31, 2012
-----------------
Fixed maturity securities, available for sale:
   U.S. government securities and government sponsored entities        $   337    $   84     $  --    $   421    $ --
   Foreign government                                                      812        82        (1)       893      --
   Obligations of states, municipalities and political subdivisions        290        27                  317      --
   Corporate debt                                                       21,494     2,419       (51)    23,862      24
   RMBS                                                                  5,747       530       (25)     6,252     204
   CMBS                                                                  2,745       283       (43)     2,985     141
   CDO/ABS                                                               2,184       139       (17)     2,306      --
                                                                       -------    ------     -----    -------    ----
Total fixed maturity securities, available for sale                     33,609     3,564      (137)    37,036     369
Equity securities, available for sale:
   Common stocks                                                             4         2        --          6      --
   Preferred stocks                                                         10         6        --         16      --
                                                                       -------    ------     -----    -------    ----
Total equity securities, available for sale                                 14         8        --         22      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $33,623    $3,572     $(137)   $37,058    $369
                                                                       =======    ======     =====    =======    ====

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                     Less than 12 Months 12 Months or More       Total
                                                     -----------------   ---------------   -----------------
                                                                Gross             Gross              Gross
                                                      Fair    Unrealized Fair   Unrealized  Fair   Unrealized
December 31, 2013                                     Value     Losses   Value    Losses    Value    Losses
-----------------                                    -------  ---------- -----  ---------- ------- ----------
                                                                         (in millions)
Fixed maturity securities, available for sale:
   U.S. government obligations                       $    53    $  (2)   $ --      $ --    $    53   $  (2)
   Foreign government                                    435      (33)     59        (9)       494     (42)
   States, territories & political subdivisions          623      (32)      2        --        625     (32)
   Corporate debt                                      5,776     (273)    434       (51)     6,210    (324)
   RMBS                                                1,087      (33)    159        (9)     1,246     (42)
   CMBS                                                1,435     (104)    261       (29)     1,696    (133)
   CDO/ABS                                               693      (17)     45        (1)       738     (18)
                                                     -------    -----    ----      ----    -------   -----
Total fixed maturity securities, available for sale   10,102     (494)    960       (99)    11,062    (593)
Equity securities, available for sale:
   Preferred stocks                                        3       (1)     --        --          3      (1)
                                                     -------    -----    ----      ----    -------   -----
Total equity securities, available for sale                3       (1)     --        --          3      (1)
Total                                                $10,105    $(495)   $960      $(99)   $11,065   $(594)
                                                     =======    =====    ====      ====    =======   =====

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ----------------  ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
December 31, 2012                                    Value     Losses    Value    Losses   Value    Losses
-----------------                                    ------  ----------  ------ ---------- ------ ----------
                                                                         (in millions)
Fixed maturity securities, available for sale:
   Foreign government                                $   88     $ (1)    $    4   $  --    $   92   $  (1)
   Corporate debt                                     1,077      (22)       349     (29)    1,426     (51)
   RMBS                                                  51       (1)       289     (24)      340     (25)
   CMBS                                                 213       (2)       286     (41)      499     (43)
   CDO/ABS                                              561      (11)        75      (6)      636     (17)
                                                     ------     ----     ------   -----    ------   -----
Total fixed maturity securities, available for sale   1,990      (37)     1,003    (100)    2,993    (137)
Equity securities, available for sale:
   Common stocks                                         --       --         --      --        --      --
                                                     ------     ----     ------   -----    ------   -----
Total equity securities, available for sale              --       --         --      --        --      --
Total                                                $1,990     $(37)    $1,003   $(100)   $2,993   $(137)
                                                     ======     ====     ======   =====    ======   =====

As of December 31, 2013, the Company held 1,845 individual fixed maturity and equity securities that were in an unrealized loss position, of which 197 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2013, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2013:

                                                             Total Fixed Maturity
                                                              Available for Sale
                                                                  Securities
                                                             --------------------
                                                             Amortized Estimated
                                                               Cost    Fair Value
                                                             --------- ----------
                                                                (in millions)
Due in one year or less                                       $   736   $   787
Due after one year through five years                           4,276     4,668
Due after five years through ten years                         13,777    14,223
Due after ten years                                             4,720     4,736
Mortgage-backed, asset-backed and collateralized securities    10,863    11,322
                                                              -------   -------
Total fixed maturity securities available for sale            $34,372   $35,736
                                                              =======   =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The Company's investments did not include any investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity at December 31, 2013 or 2012.

OTHER BOND SECURITIES
---------------------

See Note 3 for discussion of hybrid securities for which the Company has elected the fair value option.

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual cash flows, each of which was subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. The interest was reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during the three month period ending March 31, 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $42.6 million on March 1, 2012 and additional cash receipts of $263.0 million on March 15, 2012 from ML II that consisted of $152.5 million, $22.1 million, and $88.4 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The total amount received of $305.6 million by the Company from ML II in 2012 was remitted as a return of capital to its Parent and ultimately remitted to AIG.

INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL
----------------------------------------------------

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and, short-term investments, fixed maturity and other securities.

                                                           December 31, December 31,
                                                               2013         2012
                                                           ------------ ------------
                                                                 (in millions)
Invested assets on deposit:
   Regulatory agencies                                         $ 3          $ 3
Invested assets pledged as collateral:
   Advance agreements - Federal Home Loan Bank of Dallas        17           19

SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these financing transactions, the Company transfers securities to financial institutions and receives cash collateral. Collateral levels are monitored daily and are generally maintained at 102 percent of the fair value of the loaned securities during the life of the transactions. Cash collateral received by the Company is invested in short-term investments. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements by the Company. Elements of the securities lending program are presented below as of December 31:

                                                             2013   2012
                                                             ----   ----
                                                             (in millions)
         Securities on loan: (a)
            Amortized cost                                   $677   $700
            Estimated fair value                              708    802
         Cash collateral on deposit from counterparties (b)   732    824
         Reinvestment portfolio - estimated fair value        732    824

(a)Included within Fixed maturity securities, available for sale on the consolidated balance sheets.
(b)Included within Short-term investments on the consolidated balance sheets. Liability to counterparties is reported in securities lending payable.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2013, the Company had direct U.S. commercial mortgage loan exposure of $4.69 billion. At that date, substantially all of the loans were current.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The commercial loan exposure by state and class of loan, at December 31, 2013, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ in millions)
New York          36      $1,013     $231    $  600  $  100     $ --      $ 54   $ 28     21.6%
California        44         866       14       241     109      106       147    249     18.5%
Florida           28         367       41        63      84       66        59     54      7.8%
New Jersey        18         325      106        86     110        4        --     19      6.9%
Texas             18         264        5        41      82       54        73      9      5.6%
Other states     148       1,845      323       464     627      134       130    166     39.6%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         292      $4,680     $720    $1,495  $1,112     $364      $463   $525    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The following table presents the credit quality indicators by class of loan for commercial mortgage loans:

                                                                            Class
                                                     ----------------------------------------------------
                                          # of Loans Apartments Offices Retails Industrials Hotels Others Total  % of Total
                                          ---------- ---------- ------- ------- ----------- ------ ------ ------ ----------
                                                                           ($ in millions)
December 31, 2013
Credit Quality Indicator:
   In good standing                          286        $705    $1,421  $1,101     $365      $464   $526  $4,582    97.9%
   Restructured (a)                            5          14        74       7       --        --     --      95     2.0%
   90 days or less delinquent                  1          --        --       5       --        --     --       5     0.1%
   >90 days delinquent or in process of
     foreclosure                              --          --        --      --       --        --     --      --     0.0%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----
Total (b)                                    292        $719    $1,495  $1,113     $365      $464   $526  $4,682   100.0%
                                             ===        ====    ======  ======     ====      ====   ====  ======   =====
Valuation allowance                                     $  8    $   24  $    2     $  6      $ --   $  6  $   47     1.0%
                                                        ----    ------  ------     ----      ----   ----  ------   -----

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity was as follows:

                                                          2013 2012  2011
                                                          ---- ----  ----
                                                           (in millions)
      Allowance, beginning of year                        $51  $ 95  $137
         Additions (reductions) to allowance for losses     1   (42)  (12)
         Charge-offs, net of recoveries                    (5)   (2)  (30)
                                                          ---  ----  ----
      Allowance, end of year                              $47  $ 51  $ 95
                                                          ===  ====  ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's impaired mortgage loans are as follows:

                                                      2013  2012 2011
                                                      ----  ---- ----
                                                       (in millions)
         Impaired loans with valuation allowances     $ 46  $10  $ 75
         Impaired loans without valuation allowances    21   21    54
                                                      ----  ---  ----
         Total impaired loans                           67   31   129
         Valuation allowances on impaired loans        (20)  (6)  (24)
                                                      ----  ---  ----
         Impaired loans, net                          $ 47  $25  $105
                                                      ====  ===  ====

The Company recognized $5.4 million, $2.3 million and $7.1 million in interest income on the above impaired mortgage loans for the years ended December 31, 2013, 2012 and 2011, respectively.

Troubled Debt Restructurings ("TDR")
----------------------------

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $18.4 million and $7.1 million of commercial mortgage loans that had been modified in a TDR at December 31, 2013 and 2012, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2013, these commercial mortgage loans had related total allowances for credit losses of $1.2 million. At December 31, 2012, these commercial mortgage loans had no related allowance for credit losses. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above if they are performing according to the restructured terms.

As the result of a loan's TDR, the Company assesses the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

OTHER INVESTED ASSETS

The following table summarizes the carrying values of other invested assets:

                                                 2013   2012
                                                ------ ------
                   Alternative investments (a)  $2,334 $2,248
                   Investment real estate (b)       37    101
                   FHLB common stock                 8      7
                   Castle Trust                    144    142
                                                ------ ------
                   Total                        $2,523 $2,498
                                                ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $0.4 million and $3.0 million in 2013 and 2012, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                  2013    2012    2011
                                                 ------  ------  ------
                                                      (in millions)
       Investment income:
          Fixed maturities securities            $1,906  $1,929  $1,754
          Equity securities                           1       1      --
          Mortgage and other loans receivables      280     258     247
          Policy loans                               42      44      49
          Investment real estate                      6      13       7
          Other invested assets                     353     160      89
          Other investment income                     9       2       3
                                                 ------  ------  ------
       Gross investment income                    2,597   2,407   2,149
       Investment expenses                          (69)    (59)    (47)
                                                 ------  ------  ------
       Net investment income                     $2,528  $2,348  $2,102
                                                 ======  ======  ======

The carrying value of investments that produced no investment income during 2013 was $10.5 million, which is 0.2 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) by type of investment were as follows for the years ended December 31:

                                                                            2013   2012   2011
                                                                            ----  -----  -----
                                                                               (in millions)
Sales of fixed maturity securities, available for sale                      $394  $ 185  $ 183
Sales of equity securities, available for sale                                 8     11      6
Mortgage and other loans                                                       1     42     13
Investment real estate                                                        25     15     --
Other invested assets                                                         (1)    --     13
Derivatives                                                                  (72)  (152)    45
Other                                                                         --     (7)    18
Securities lending collateral, including other-than- temporary impairments    --    (33)    --
Other-than-temporary impairments                                             (15)   (50)  (158)
                                                                            ----  -----  -----
Net realized capital gains before taxes                                     $340  $  11  $ 120
                                                                            ====  =====  =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and losses from sales or redemptions of the Company's available for sale securities for the years ended December 31:

                                 2013              2012              2011
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
                            Gains    Losses   Gains    Losses   Gains    Losses
                           -------- -------- -------- -------- -------- --------
                                               (in millions)
Fixed maturity securities    $420     $26      $216     $31      $200     $17
Equity securities               8      --        15       4         6      --
                             ----     ---      ----     ---      ----     ---
Total                        $428     $26      $231     $35      $206     $17
                             ====     ===      ====     ===      ====     ===

For the years ended December 31, 2013, 2012 and 2011, the aggregate fair value of available for sale securities sold was $6.9 billion, $6.9 billion and $2.0 billion, which resulted in net realized capital gains of $402 million, $189.2 million and $206.9 million, respectively.

CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                                    2013    2012    2011
                                                                                   ------  ------  ------
                                                                                        (in millions)
Balance, beginning of year                                                         $1,213  $1,563  $1,545
Increases due to:
   Credit impairments on new securities subject to impairment losses                   11      15      60
   Additional credit impairments on previously impaired securities                      2      57      87
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent
     or requirement to sell                                                          (182)   (281)    (46)
   Credit impaired securities for which there is a current intent or anticipated
     requirement to sell                                                               --      --      --
   Accretion on securities previously impaired due to credit                         (137)   (141)    (83)
                                                                                   ------  ------  ------
Balance, end of year                                                               $  907  $1,213  $1,563
                                                                                   ======  ======  ======

PURCHASED CREDIT IMPAIRED SECURITIES

The following tables present information on the Company's PCI securities, which are included in bonds available for sale:

                                                               At Date of
                                                               Acquisition
                                                              -------------
                                                              (in millions)
    Contractually required payments (principal and interest)     $2,435
    Cash flows expected to be collected (a)                       1,991
    Recorded investment in acquired securities                    1,342

(a)Represents undiscounted expected cash flows, including both principal and interest.

                                           December 31, December 31,
                                               2013         2012
                                           ------------ ------------
                                                 (in millions)
            Outstanding principal balance     $1,399       $1,616
            Amortized cost                     1,037        1,056
            Fair value                         1,102        1,198

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                                                     2013   2012
                                                                                    -----  -----
                                                                                    (in millions)
Balance, beginning of year                                                          $ 622  $ 624
   Newly purchased PCI securities                                                     274    219
   Accretion                                                                          (94)   (96)
   Decreases due to disposal                                                         (353)  (120)
   Effect of changes in interest rate indices                                          45    (26)
   Net reclassification from (to) non-accretable difference, including effects of
     prepayments                                                                      135     21
                                                                                    -----  -----
Balance, end of year                                                                $ 629  $ 622
                                                                                    =====  =====

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amounts and fair values of derivative financial instruments, by their underlying risk exposure:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
December 31, 2013                                   Amount (a) Value (b) Amount (a)  Value (b)
-----------------                                   ---------- --------- ----------  ---------
                                                                  (in millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                             $ 40       $ 5      $1,880       $29
   Foreign exchange contracts                            --        --         107        --
   Equity contracts                                     948        40         306        --
   Other contracts (c)                                   --        --       4,078        52
                                                       ----       ---      ------       ---
Total derivatives, gross                               $988        45      $6,371        81
                                                       ====                ======
   Counterparty netting (d)                                        (5)                   (5)
   Cash collateral (e)                                             --                    (1)
                                                                  ---                   ---
Total derivatives, net                                             40                    75
Less: Bifurcated embedded policy derivatives                       --                    52
                                                                  ---                   ---
Total derivative instruments on balance sheets                    $40                   $23
                                                                  ===                   ===

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
December 31, 2012                                   Amount (a) Value (b) Amount (a)  Value (b)
-----------------                                   ---------- --------- ----------  ---------
                                                                  (in millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $  429      $ 1      $   --      $ --
   Foreign exchange contracts                             80        9         186        49
   Equity contracts                                      847       36          --        --
   Other contracts (c)                                    --       --       3,812       158
                                                      ------      ---      ------      ----
Total derivatives, gross                              $1,356       46      $3,998       207
                                                      ======               ======
   Counterparty netting (d)                                        (9)                   (9)
                                                                  ---                  ----
Total derivatives, net                                             37                   198
Less: Bifurcated embedded policy derivatives                       --                   158
                                                                  ---                  ----
Total derivative instruments on balance sheets                    $37                  $ 40
                                                                  ===                  ====

(a)Notional or contractual amount of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received for certain contracts, such as currency swaps.
(b)See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c)Includes primarily bifurcated embedded policy derivatives, which are presented in the consolidated balance sheets with the host contracts in policyholder contract deposits. See Notes 2 and 8 for additional information.
(d)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)Represents cash collateral posted and reconciled.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to economically hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded policy derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income:

                                                         2013   2012  2011
                                                        -----  -----  ----
                                                           (in millions)
    Derivatives not designated as hedging instruments:
       Interest rate contracts                          $(117) $ (11) $ (1)
       Foreign exchange contracts                         (19)   (14)   --
       Equity contracts                                   (56)   (23)  100
       Other contracts                                    120   (104)  (54)
                                                        -----  -----  ----
    Total                                               $ (72) $(152) $ 45
                                                        =====  =====  ====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2013 and 2012, the Company had $13.4 million and $16.8 million of net derivative liabilities, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

The Company enters into various arrangements with VIEs in the normal course of business. The Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. The Company's exposure is generally limited to those interests held.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party, or group of related parties, that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

EXPOSURE TO LOSS

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                            At December 31,
                                                   --------------------------------------------------------
                                                    VIE Assets*  VIE Liabilities Off-Balance Sheet Exposure
                                                   ------------- --------------- --------------------------
                                                    2013   2012  2013    2012    2013          2012
                                                   ------ ------ ----    ----    ----          ----
                                                             (in millions)
Ambrose 2012-1                                     $2,331 $2,421 $ 86    $74     $--           $--
Ambrose 2013-4                                      1,814     --   90     --      --            --
Selkirk No 2 Ltd                                      493     --  113     --      --            --
                                                   ------ ------  ----   ---     ---           ---
Total                                              $4,638 $2,421 $289    $74     $--           $--
                                                   ====== ======  ====   ===     ===           ===

* The assets of each VIE can be used only to settle specific obligations of that VIE.

SECURITIZATION VEHICLES

AMBROSE
-------

During 2013 and 2012, the Company entered into two related securitization transactions. The securitization transactions involved the Company's transfer of a portfolio of its high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2012-1 ("Ambrose 1") and Ambrose 2013-4 ("Ambrose 4") (collectively referred to as the "Ambrose entities"). In each transaction, the Ambrose entities issued beneficial interests to the Company in consideration for the transferred securities. The majority of the beneficial interests issued by the Ambrose entities are owned by the Company and it maintains the power to direct the activities of the VIEs that most significantly impact their economic performance, and bears the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs. Accordingly, the Company consolidates Ambrose 1 and Ambrose 4. See Note 14 herein for additional information on these securitization transactions.

SELKIRK
-------

During 2013, the Company entered into a securitization transaction in which a portfolio of its commercial mortgage loans were transferred to a special purpose entity, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in two special purpose entities and cash proceeds from the securitized notes issued to third party investors by another special purpose entity. The Company determined that it either controlled or was the primary beneficiary of all of the special purpose entities in the securitization structure, and therefore consolidates all of these entities, including Selkirk No. 2 Ltd, which is a VIE. See Note 14 for additional information on this securitization transaction.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                  Maximum Exposure to Loss
                                                ----------------------------
                                      Total VIE On-Balance Off-Balance
                                       Assets     Sheet       Sheet    Total
                                      --------- ---------- ----------- -----
                                                  (in millions)
    December 31, 2013
    -----------------
    Real estate and investment funds   $2,197      $305        $19     $324
    Castle 1 Trust                        515       100         --      100
    Castle 2 Trust                        440        71         --       71
                                       ------      ----        ---     ----
    Total                              $3,152      $476        $19     $495
                                       ======      ====        ===     ====
    December 31, 2012
    -----------------
    Real estate and investment funds   $1,540      $213        $20     $233
    Castle 1 Trust                        632       113         --      113
    Castle 2 Trust                        634        82         --       82
                                       ------      ----        ---     ----
    Total                              $2,806      $408        $20     $428
                                       ======      ====        ===     ====

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                 At December 31,   At December 31,
                                                 ---------------   ---------------
                                                 Consolidated VIEs Unconsolidated VIEs
                                                 ----------------- -------------------
                                                  2013      2012   2013        2012
                                                 ------    ------  ----        ----
                                                 (in millions)     (in millions)
        Assets:
           Bonds available for sale              $4,145    $2,421  $ 26        $ 53
           Mortgage and other loans receivable      493        --    --          --
           Other invested assets                     --        --   450         355
                                                 ------    ------   ----        ----
        Total assets                             $4,638    $2,421  $476        $408
                                                 ======    ======   ====        ====
        Liabilities:
           Notes payable-to affiliates, net         125        48
           Notes payable-to third parties           164        26    --          --
                                                 ------    ------   ----        ----
        Total liabilities                        $  289    $   74  $ --        $ --
                                                 ======    ======   ====        ====

REAL ESTATE AND INVESTMENT FUNDS

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Asset Management (US), LLC "AIG Investments", an affiliate. The Company typically is not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2013 or 2012.

MAIDEN LANE II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. Prior to the March 2012 liquidation of ML II by the New York Fed, the Company had a significant variable economic interest in ML II, which was a VIE. See Note 4 herein for further discussion.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


AIRCRAFT TRUSTS

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company has determined that it is not the primary beneficiary of these entities.

During 2013, 2012 and 2011, the Company recognized reductions in net investment income resulting from impairment losses of $1.3 million, $2.1 million and $19.6 million, respectively, pertaining to its ownership interest in Castle 1 Trust. During 2013, 2012 and 2011, the Company recognized reductions in net investment income resulting from impairment losses of $1.7 million, $1.5 million and $16.8 million, respectively, pertaining to its ownership interest in Castle 2
Trust. The impairments recognized by the investees were primarily related to salvage/residual values and future estimated lease payments on aircraft owned by the Trusts.

See Note 14 herein for additional information on these entities.

RMBS, CMBS, OTHER ABS AND CDOS

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, AIG has determined that it is not the primary beneficiary of these entities. The Company has not included these entities in the tables above; however, fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                                             2013   2012  2011
                                                                             ----  -----  ----
                                                                               (in millions)
Balance at January 1                                                         $767  $ 900  $971
   Deferrals                                                                   71     93   125
   Accretion of interest/amortization                                         (66)   (84)  (47)
   Effect of unrealized (gains) losses on securities                          196   (137)  (62)
   Effect of net realized gains on securities                                 (37)   (21)  (18)
   Effect of unlocking assumptions used in estimating future gross profits    (28)    18   (72)
   Increase (decrease) due to foreign exchange                                 (4)    (2)    3
                                                                             ----  -----  ----
Balance at December 31                                                       $899  $ 767  $900
                                                                             ====  =====  ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Cost of insurance purchased ("CIP") is included in DAC in the consolidated balance sheets. The following table summarizes the activity in cost of insurance purchased:

                                                                       2013 2012 2011
                                                                       ---- ---- ----
                                                                       (in millions)
Balance at January 1                                                   $ 2  $ 3  $ 3
   Accretion of interest/amortization                                   --   (1)  --
                                                                       ---  ---  ---
Balance at December 31                                                 $ 2  $ 2  $ 3
                                                                       ===  ===  ===

CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $0.3 million, $0.2 million, $0.2 million, $0.2 million, and $0.2 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                                             2013  2012  2011
                                                                             ----  ----  ----
                                                                               (in millions)
Balance at January 1                                                         $159  $179  $176
   Deferrals                                                                   20    25    33
   Accretion of interest/amortization                                         (20)  (15)   (9)
   Effect of unrealized (gains) losses on securities                           43   (30)  (14)
   Effect of net realized gains on securities                                  (7)   (2)   (3)
   Effect of unlocking assumptions used in estimating future gross profits    (18)    2    (4)
                                                                             ----  ----  ----
Balance at December 31                                                       $177  $159  $179
                                                                             ====  ====  ====

In 2013, the Company recorded additional amortization due to an unlocking of future spread rate assumptions partially offset by a decrease in amortization due to an unlocking of the reversion to the mean asset growth rate assumption. In 2012, the Company recorded lower amortization due to an unlocking of the future termination assumption. In 2011, the Company recorded higher amortization due to an unlocking of the future spread assumption.

8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

In 2013, the Company recognized pretax adjustments to policyholder benefit expense and an increase in future policy benefits of $83.3 million to record actual loss recognition on certain long-term payout annuity contracts primarily as a result of updated investment return assumptions. There was no actual loss recognition recorded in 2012 or 2011.

Guaranteed Benefits
-------------------

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits may include guaranteed minimum income benefits (GMIB) and guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is the Company's most widely offered benefit. The Company also assumes liabilities for contracts that have GMDB, GMIB and GMWB features. Amounts shown herein excluded assumed reinsurance. See Note 9 for additional information on assumed reinsurance.

The following table presents details concerning GMDB exposures, excluding assumed reinsurance, by benefit type:

                                                    2013         2012
                                                ------------ ------------
                                                Net Deposits Net Deposits
                                                   Plus a       Plus a
                                                  Minimum      Minimum
                                                   Return       Return
                                                ------------ ------------
                                                     ($ in millions)
      Account value                               $56,265      $50,019
      Amount at risk (a)                              594          986
      Average attained age of contract holders         60           59
      Range of guaranteed minimum return rates      1 - 3%       1 - 3%

(a)Net amount at risk represents the amounts of benefits in excess of account value if death claims were filed on all contracts at the balance sheet date.

The following summarizes GMDB liabilities related to variable annuity contracts, excluding assumed reinsurance:

                                                  2013   2012
                                                  ----   ----
                                                  (In millions)
                     Balance at January 1         $ 5    $11
                     Reserve increase (decrease)   (1)    (1)
                     Benefits paid                 (3)    (5)
                                                  ---    ---
                     Balance at December 31       $ 1    $ 5
                                                  ===    ===

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2013:

       . Data used was 1,000 stochastically generated investment performance scenarios.

       .  Mean investment performance assumption was 8.5 percent.

       .  Volatility assumption was 16 percent.

       . Mortality was assumed to be 70 percent of the 1994 variable annuity minimum guaranteed death benefit table, adjusted for recent experience.

       . Lapse rates vary by contract type and duration and range from 7 percent to 13 percent with an average of 10 percent.

       . The discount rate used ranged from 3.75 percent to 7.75 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB benefits. The contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments can continue beyond the guaranteed amount. The account value can also fluctuate with equity market returns on a daily basis resulting in increases or decreases in the excess of the guaranteed amount over account value.

The direct liabilities for GMWB (excluding assumed reinsurance), which are recorded in policyholder contract deposits, are accounted for as embedded policy derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other realized capital gains (losses). The fair value of these embedded policy derivatives, excluding assumed reinsurance, was a net liability of $35.2 million and $157.1 million at December 31, 2013 and 2012, respectively. See Note 3 herein for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded policy derivatives. The Company had account values subject to GMWB, excluding assumed reinsurance, that totaled $4.09 billion and $3.6 billion at December 31, 2013 and 2012, respectively. The net amount at risk for the direct GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees, excluding assumed reinsurance, was $10.4 million and $131.6 million at December 31, 2013 and 2012, respectively. The Company uses derivative instruments to mitigate a portion of the exposure that arises from GMWB benefits.

9. REINSURANCE

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with MetLife Alico Japan, pertaining to certain policies written via its branch in Japan. MetLife Alico Japan was a wholly owned, Delaware domiciled subsidiary of AIG, until its sale to MetLife, Inc. on November 1, 2010. The Company assumes liability for a quota share portion of contracts issued by MetLife Alico Japan that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $39.9 million and $43.2 million for the years ended December 31, 2013 and 2012, respectively.

All monetary amounts of the Agreements and settlement transactions are expressed in Japanese Yen. The foreign currency translation adjustment related to all provisions of the Agreements was not significant to the Company's consolidated results of operations or financial condition.

On May 31, 2012, American Life Insurance Company transferred the reinsured business to MetLife Alico Japan.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10. DEBT

The following table lists the Company's total debt outstanding at December 31, 2013 and 2012. The interest rates presented in the following table are the range of contractual rates in effect at year end, including fixed and variable-rates:

                                                                 Range of                     Balance at   Balance at
                                                                 Interest                    December 31, December 31,
                                                                 Rate(s)    Maturity Date(s)     2013         2012
                                                               -----------  ---------------- ------------ ------------
                                                                                                   (in millions)
Notes Payable, Affiliates:
       Notes payable of consolidated VIEs, at fair value       3.06 - 3.26%        2060          $125         $48
                                                                                                 ----         ---
   Total Notes Payable, Affiliates                                                                125          48
Notes Payable, Third Party:
       Notes payable of consolidated VIEs                      1.18 - 3.26%     various           164          26
       FHLB borrowings                                                0.50%        2015             7          10
                                                                                                 ----         ---
   Total Notes Payable, Third Party                                                               171          36
                                                                                                 ----         ---
Total Notes Payable                                                                              $296         $84
                                                                                                 ====         ===

The following table presents maturities of long-term debt:

                                                                                 Year Ending
-                                                                    -----------------------------------
                                                               Total 2014 2015 2016 2017 2018 Thereafter
                                                               ----- ---- ---- ---- ---- ---- ----------
                                                                             (in millions)
December 31, 2013
Notes Payable Affiliates:
       Notes payable of consolidated VIEs, at fair value       $125  $--  $--  $--  $--  $--     $125
                                                               ----  ---  ---  ---  ---  ---     ----
   Total Notes Payable, Affiliates                              125   --   --   --   --   --      125
Notes Payable, Third Party:
       Notes payable of consolidated VIEs                       164   --   --   --   --   --      164
       FHLB borrowings                                            7   --    7   --   --   --       --
                                                               ----  ---  ---  ---  ---  ---     ----
   Total Notes Payable                                          171   --    7   --   --   --      164
                                                               ----  ---  ---  ---  ---  ---     ----
Total Notes Payable                                            $296  $--  $ 7  $--  $--  $--     $289
                                                               ====  ===  ===  ===  ===  ===     ====

FHLB BORROWINGS

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed. The carrying value of the Company's ownership in FHLB stock is reported on the consolidated balance sheets in other invested assets.

As of December 31, 2013 and 2012, the fair value of collateral pledged to secure advances was $24.4 million and $19.3 million, respectively.

11. CONTINGENCIES, COMMITMENTS AND GUARANTEES

COMMITMENTS

LEASES

The Company has various long-term, non-cancelable operating leases, primarily for office space and equipment, which expire at various dates through 2019. At December 31, 2013, the future minimum lease payments under the operating leases are as follows:

                                       (in millions)
                           2014             $ 4
                           2015               3
                           2016               2
                           2017               1
                           2018               1
                           Thereafter         1
                                            ---
                           Total            $12
                                            ===

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Rent expense was $3.9 million, $4.7 million and $5.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

The Company had commitments to provide funding to various limited partnerships totaling $201.3 million and $186.1 million for the periods ended December 31, 2013 and 2012, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2013, $189.3 million are currently expected to expire by 2014, based on the expected life cycle of the related fund. The Company had no commitments related to Low-Income Housing Tax Credits ("LIHTC") property investments outstanding at December 31, 2013.

MORTGAGE LOAN COMMITMENTS

The Company had $329.6 million in commitments relating to mortgage loans at December 31, 2013.

CONTINGENT LIABILITIES

LEGAL MATTERS

Various lawsuits against the Company have arisen in the ordinary course of business. Except as discussed below, The Company believes it is unlikely that contingent liabilities arising from such litigation, income taxes and other matters will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

REGULATORY MATTERS

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $5.5 million and $10.0 million for these guaranty fund assessments at December 31, 2013, and 2012, respectively, which is reported within Other Liabilities in the accompanying consolidated balance sheets.

The Company has received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The inquiries concern the use of the Social Security Administration Death Master File ("SSDMF") to identify potential claims not yet presented to us in the normal course of business. In connection with the resolution of the multi-state examination relating to these matters in the third quarter of 2012, the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that AIG's Board of Directors ("Board") investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

12. SHAREHOLDER'S EQUITY

The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares have ever been issued.

Capital contributions received by the Company were $106.5 million and $133.9 million for the years ended December 31, 2013, and 2012, respectively.

The components of accumulated other comprehensive income at December 31 were as follows:

                                                                             2013     2012    2011
                                                                            ------  -------  ------
                                                                                 (in millions)
Fixed maturity and equity securities, available for sale and partnerships:
   Gross unrealized gains                                                   $1,957  $ 3,572  $2,345
   Gross unrealized losses                                                    (594)    (137)   (542)
Net unrealized gains on other invested assets                                  274      296     237
Adjustments to DAC, CIP and deferred sales inducements                        (120)    (359)   (192)
Insurance loss recognition                                                      (7)    (194)    (15)
Foreign currency translation adjustments                                        (2)      (1)     --
Deferred federal and state income tax expense                                 (408)  (1,002)   (641)
                                                                            ------  -------  ------
   Accumulated other comprehensive income                                   $1,099  $ 2,175  $1,192
                                                                            ======  =======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the other comprehensive income reclassification adjustments for the years ending December 31:

                                                        Unrealized
                                                           gains
                                                        (losses) of              Adjustment
                                                           fixed                to deferred
                                                         maturity                  policy
                                                        investments             acquisition
                                                         on which   Unrealized  costs, value
                                                        other-than     gains    of business
                                                         temporary  (losses) on   acquired                 Foreign
                                                          credit     all other  and deferred  Insurance   currency
                                                        impairments  invested      sales        loss     translation
                                                        were taken    assets    inducements  recognition adjustment   Total
                                                        ----------- ----------- ------------ ----------- ----------- -------
                                                                                    (In millions)
DECEMBER 31, 2013
-----------------
Unrealized change arising during period                    $  83      $(1,776)     $ 283        $  --        $(1)    $(1,411)
Less: Reclassification adjustments included in net
  income (loss)                                              108          294         44         (187)        --         259
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive income (loss), before income
  tax (expense) benefit                                      (25)      (2,070)       239          187         (1)     (1,670)
Less: Income tax (expense) benefit                             9          733        (84)         (65)         1         594
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive loss, net of income tax
  (expense) benefit                                        $ (16)     $(1,337)     $ 155        $ 122        $--     $(1,076)
                                                           =====      =======      =====        =====        ===     =======
DECEMBER 31, 2012
-----------------
Unrealized change arising during period                    $ 726      $ 1,199      $(144)       $(178)       $(1)    $ 1,602
Less: Reclassification adjustments included in net
  income (loss)                                              353         (118)        23           --         --         258
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive income (loss), before income
  tax (expense) benefit                                      373        1,318       (167)        (179)        (1)      1,344
Less: Income tax (expense) benefit                          (131)        (351)        59           62         --        (361)
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive income (loss), net of income
  tax (expense) benefit                                    $ 242      $   967      $(108)       $(117)       $(1)    $   983
                                                           =====      =======      =====        =====        ===     =======
DECEMBER 31, 2011
-----------------
Unrealized change arising during period                    $ 277      $   563      $(159)       $ (15)       $(7)    $   659
Less: Reclassification adjustments included in net
  income (loss)                                              179         (105)       (83)          --         --          (9)
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive income (loss), before income
  tax (expense) benefit                                       98          668        (76)         (15)        (7)        668
Less: Income tax (expense) benefit                           (34)        (233)        26            5          2        (234)
                                                           -----      -------      -----        -----        ---     -------
Total other comprehensive income (loss), net of income
  tax (expense) benefit                                    $  64      $   435      $ (50)       $ (10)       $(5)    $   434
                                                           =====      =======      =====        =====        ===     =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                               Amount
                                                            Reclassified
                                                                from
                                                             Accumulated
                                                                Other
                                                            Comprehensive
                                                               Income
                                                            -------------
                                                                2013         Affected Line Item in the Statements of Income
                                                            ------------- ------------------------------------------------------
                                                            (in millions)
Unrealized gains (losses) of fixed maturity investments on
  which other-than temporary credit impairments were
  taken                                                         $ 108     Net realized capital gains (losses)
Unrealized gains (losses) on all other invested assets            294     Net realized capital gains (losses)
Adjustment to deferred policy acquisition costs                    37     Amortization of deferred policy acquisition costs
Adjustment to deferred sales inducements                            7     Interested credited on policyholder contract deposits
Insurance loss recognition                                       (187)    Policyholder benefits
                                                                -----
Total reclassifications for the period                          $ 259
                                                                =====

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling 12-month period to shareholders of insurance companies domiciled in the state of Texas, without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum amount of dividends that can be paid in 2014 without obtaining the prior approval of the TDI is $1.35 billion.

In 2013 and 2012, the Company paid dividends totaling $736.1 million and $705.6 million, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices and prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

Statutory net income and capital and surplus and aggregate minimum required capital and surplus of the Company were as follows:

                                                               2013   2012
                                                              ------ ------
                                                              (in millions)
    Years Ended December 31,
    Statutory net income                                      $1,271 $  703
    Statutory capital and surplus                              4,812  4,236
    Aggregate minimum required statutory capital and surplus     861    929

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                                2013   2012   2011
                                                ----  -----  -----
                                                   (in millions)
            Current                             $155  $ 315  $(182)
            Deferred                             (94)  (165)    22
                                                ----  -----  -----
            Total income tax expense (benefit)  $ 61  $ 150  $(160)
                                                ====  =====  =====

The U.S. statutory income tax rate is 35 percent for 2013, 2012 and 2011. Actual income tax expense (benefit) differs from the statutory U.S. federal amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                         2013   2012   2011
                                                        -----  -----  -----
                                                           (in millions)
   U.S. federal income tax (benefit) at statutory rate  $ 603  $ 406  $ 309
   Adjustments:
      Valuation allowance                                (475)  (217)  (441)
      State income tax                                    (26)     9     --
      Dividends received deduction                        (29)   (30)   (30)
      Other credits, taxes and settlements                (12)   (18)     2
                                                        -----  -----  -----
   Total income tax expense (benefit)                   $  61  $ 150  $(160)
                                                        =====  =====  =====

The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                          2013     2012
                                                         ------  -------
                                                          (in millions)
      Deferred tax assets:
         Basis differential of investments               $  752  $   463
         Policy reserves                                     93       93
         Capital loss carry forward                         120      853
         Other                                               40       53
                                                         ------  -------
         Total deferred tax assets before valuation
           allowance                                      1,005    1,462
         Valuation allowance                               (291)    (811)
                                                         ------  -------
         Net deferred tax assets                            714      651
      Deferred tax liabilities:
         Deferred policy acquisition costs                 (401)    (432)
         Net unrealized gains on debt and equity
           securities available for sale                   (409)  (1,003)
                                                         ------  -------
         Total deferred tax liabilities                    (810)  (1,435)
                                                         ------  -------
      Net deferred tax liabilities                       $  (96) $  (784)
                                                         ======  =======

At December 31, 2013, the Company had the following capital loss carryforward:

                                                Year
                                    Amount     expired
                                 ------------- -------
                                 (in millions)
                          2009       $342       2014
                                     ----
                          Total      $342
                                     ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, the Company had the following foreign tax credit carryforward:

                                                Year
                                    Amount     expired
                                 ------------- -------
                                 (in millions)
                          2008        $ 1       2018
                          2009          3       2019
                          2010          9       2020
                          2011         10       2021
                          2012          7       2022
                                      ---
                          Total       $30
                                      ===

At December 31, 2013, the Company had the following general business credit carryforward:

                                                Year
                                    Amount     expired
                                 ------------- -------
                                 (in millions)
                          2007        $ 7       2027
                          2008          6       2028
                          2009          4       2029
                          2010          1       2030
                                      ---
                          Total       $18
                                      ===

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires the Company to consider all available evidence, including:

    . the nature, frequency and amount of cumulative financial reporting income and losses in recent years;

    .  the sustainability of recent operating profitability;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

    . prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2013, certain capital loss carryforwards were realized prior to their expiration. Therefore, for the year ended December 31, 2013, the Company recognized a decrease of $520 million of capital loss carryforward valuation, of which $475 million was allocated to net income and $22 million was allocated to other comprehensive income. Included in the amount allocated to net income was a decrease in deferred tax asset valuation allowance of $23 million related to a portion of the capital loss carryforward that expired in 2013.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                               December 31,
                                                               ------------
                                                               2013    2012
                                                               ----    ----
                                                               (in millions)
       Gross unrecognized tax benefits at beginning of period  $26     $23
          Increases in tax positions for prior years             1       3
          Decreases in tax positions for prior years            --      --
                                                               ---     ---
       Gross unrecognized tax benefits at end of period        $27     $26
                                                               ===     ===

As of December 31, 2013 and 2012, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $26.5 million and $26.1 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2013 and 2012, the Company had accrued $5.5 million and $5.0 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2013 and 2012, the Company recognized expense of $0.6 million and $0.9 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2013, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

The Company is currently under IRS examination for the taxable years 2003-2009. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001-2013 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

EVENTS RELATED TO AIG

On March 1, 2013, AIG completed the repurchase of warrants issued to the Department of the Treasury ("U.S. Treasury") in 2008 and 2009. The warrants issued in 2008 provided the right to purchase approximately 2.7 million shares of AIG common stock at $50.00 per share, and the warrants issued in 2009 provided the right to purchase up to 150 shares of AIG common stock at $0.00002 per share. AIG and the U.S. Treasury agreed upon a repurchase price of approximately $25 million for the warrants. As a result of AIG's repurchase of these warrants, the U.S. Treasury does not have any residual interest in AIG.

In addition to the information set forth in General Interrogatories 8.1-8.4, AIG is subject to regulation by the Board of Governors of the Federal Reserve System as a savings and loan holding company. Also, on July 9, 2013, AIG issued a press release announcing the receipt of a notice from the U.S. Treasury that the Financial Stability Oversight Council has made a final determination that AIG should be supervised by the Board of Governors of the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Federal Reserve System as a systemically important financial institution pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Additionally, on July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG.

Additional information on AIG is publicly available in AIG's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $384.0 million, $114.8 million and $82.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Accounts payable for such services at December 31, 2013 and 2012 were not material.

Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $4.8 million, $4.2 million and $8.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. Accounts receivable for such services at December 31, 2013 and 2012 were not material.

NOTES OF AFFILIATES

On January 14, 2004, the Company purchased 19.9 percent of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by an affiliate of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from an affiliate of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust, which were redeemed in full in 2013. An affiliate of the Company owns the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 25.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by an affiliate of the Company. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheets. An affiliate of the Company owns the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 15, 2006, the Company invested $41.0 million in a 5.57 percent fixed rate Senior Promissory Note issued by AIG Life Holdings, Inc. ("AIGLH") (formerly known as SunAmerica Financial Group, Inc.). The note matured on September 15, 2011, and the Company was repaid. The Company recognized interest income on the note of $1.6 million during 2011.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


SELKIRK

During 2013, the Company transferred a portfolio of its commercial mortgage loans ("CML Portfolio") with a carrying value of approximately $453.5 million to a newly formed special purpose entity, Selkirk No. 2 Investments ("SPV1"). The transaction involved the securitization of the transferred loans for the purpose of extending duration and increasing yield, with the Company receiving a significant (75%) beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in loan-backed and structured securities ("Senior Investment Grade Notes") issued by another newly formed special purpose entity, Selkirk 2013-2 ("SPV2"), an equity interest in SPV1 ("SPV1 Equity Interest") and $113.3 million of cash proceeds from the most senior tranche of securitized notes issued by another SPV, Selkirk No. 2 Limited, ("CayCo Notes") to third party investors. The consideration received had an aggregate fair value of approximately $471.0 million. AIG Investments services the CML Portfolio on behalf of SPV1.

The Company determined that it either controlled or was the primary beneficiary of all SPVs in the securitization structure and therefore consolidated all SPVs. The Senior Investment Grade Notes and the SPV1 Equity Interest were eliminated in consolidation, while the securitized commercial mortgage loans remained on the Company's consolidated balance sheet. The net change in the Company's balance sheet consisted of additional assets in the form of cash consideration received that was subsequently invested and the notes issued to third party investors.

LIGHTHOUSE VI

During 2013, the Company, along with AGL, (collectively, the "Insurers") executed three transactions in which a portfolio of securities ("Transferred Portfolios") was, in each transaction, transferred into a newly established Common Trust Fund ("CTF") in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's representative security account. In each transaction, a portion of the Company's securities ("Exchange Assets") were transferred into the representative security accounts of AGL in exchange for other AGL securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under FASB ASC Topic 860, TRANSFERS AND SERVICING, and thus were the only assets derecognized in the transfers of the Transferred Portfolios into the CTFs. The securities received by the Company for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried as available-for-sale securities at fair value. The Company transferred securities with an aggregate fair value of $1.68 billion into the CTFs for all three transactions and recognized a gain of $192 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets in the CTFs.

AMBROSE TRANSACTIONS

During 2013 and 2012, the Company acquired certain financial assets from AIG and subsequently entered into two related securitization transactions with certain affiliates and a third party to enhance its statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG in each transaction consisted of a structured security backed by a portfolio of structured securities ("Repack Note") and were exchanged for an intraday Demand Note which was subsequently extinguished. In each securitization transaction, the Company transferred a portfolio of its high grade corporate securities and the Repack Note to a newly formed special purpose entity; Ambrose 1 and Ambrose 4, respectively. As consideration for the transferred securities, the Company received beneficial interests in three tranches of structured securities (Class A1, B and X) issued by each Ambrose entity. The Class A1 and Class B notes are designed to closely replicate the interest and principal amortization payments of the securities transferred by the Company. The Class X notes were subsequently transferred on the same day to AIG in exchange for cancellation of the Demand Note, described above, which resulted in a capital contribution to the Company. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. The Ambrose entities each received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to the Ambrose entities upon demand. AIG indirectly bears the first loss position in each transaction through its ownership of the Class X notes and the capital commitment.

AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Each Ambrose entity is a VIE and the Company consolidates these two Ambrose entities. See Note 6 for additional disclosures related to VIEs. The Class A1 and Class B structured securities held by the Company are eliminated in consolidation. The Class X notes and the Class A2 notes held by AIG and a third party, respectively, are classified as notes payable. The Ambrose entities elected the fair value option for the Class X notes. On a consolidated basis, the Ambrose transactions resulted in an increase in the Company's assets (Repack Note and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Details of each transaction on the respective transaction date are as follows:

                                                                     Ambrose 1    Ambrose 4
                                                                   -------------- ----------
                                                                         (in millions)
Date of transaction                                                 December 2012  July 2013
Combined carrying value of transferred securities and Repack Note  $        2,228 $    1,838
Fair value of Class A1 and B notes received                                 2,179      1,676
Fair value of Class X notes received                                           49         66

AMERICAN HOME GUARANTEES

The Company has a General Guarantee Agreement with American Home Assurance Company ("American Home"), a subsidiary of AIG. Pursuant to the terms of this undertaking, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by the Company between March 3, 2003 and December 29, 2006.

CAPITAL MAINTENANCE AGREEMENT

In March 30, 2011, AIG entered into a Capital Maintenance Agreement ("CMA") with the Company and certain of its insurance company affiliates. Among other things, the CMA provides that AIG will maintain the total adjusted capital of the Company at or above a specified minimum percentage of the Company's projected Company Action Level RBC. The Company and AIG amended and restated the CMA effective as of February 18, 2014, to remove the Company's dividend payment requirement. As structured, the CMA contemplates that the specified minimum percentage would be reviewed and agreed upon at least annually. AIG has not made any capital contributions to the Company under the CMA. As of December 31, 2013, the specified minimum percentage was 385 percent.

OTHER

Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2013, 2012 and 2011 totaled $12.5 million, $11.9 million, and $10.1 million, respectively.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2013.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On February 18, 2014, the CMA between AIG and the Company was recharacterized as a capital support agreement and amended to remove the Company's dividend payment requirement thereunder. The Company's specified minimum RBC percentage as set forth in the amended and restated CMA remained at 385 percent.

The Company paid a $404.0 million dividend to its Parent on March 28, 2014.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2013

                                   CONTENTS

          Report of Independent Registered Public Accounting Firm.
          Statements of Assets and Liabilities and of Operations..  2
          Schedules of Portfolio Investments...................... 12
          Statements of Changes in Net Assets..................... 14
          Notes to Financial Statements........................... 36

[LETTERHEAD OF PRICEWATERHOUSECOOPERS LLP]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2013, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2013 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 25, 2014

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                           STATEMENTS OF OPERATIONS



                                           VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I  VALIC COMPANY I
                                         CAPITAL CONSERVATION CAPITAL CONSERVATION MONEY MARKET I   MONEY MARKET I
                                                 FUND                 FUND              FUND             FUND
                                         ---------------------------------------------------------------------------
                                              DIVISION 1           DIVISION 7        DIVISION 2       DIVISION 6
                                         ---------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES AS
OF DECEMBER 31, 2013
-----------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                      $  2,276,610       $   163,884,043     $    545,752   $    352,703,021
  Balance Due From (To) VALIC General
   Account, Net                                    (7,198)               85,336              134            271,071
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                             497               (96,312)            (249)          (313,851)
                                         ---------------------------------------------------------------------------
Net Assets & Liabilities                     $  2,269,909       $   163,873,067     $    545,637   $    352,660,241
                                         ===========================================================================
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)               $  1,959,866       $   163,773,300     $    545,637   $    352,648,897
  Reserves For Annuity Contracts On
   Benefit                                        310,043                99,767                -             11,344
                                         ---------------------------------------------------------------------------
Total Contract Owner Reserves                   2,269,909           163,873,067          545,637        352,660,241
  Capital Surplus                                       -                     -                -                  -
                                         ---------------------------------------------------------------------------
Total Contract Owner Reserves and
  Capital Surplus                            $  2,269,909       $   163,873,067     $    545,637   $    352,660,241
                                         ===========================================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding             $  1,959,866       $   163,773,300     $    545,637   $    352,648,897
  Contracts in Payout (Annuitization)
   Period                                         310,043                99,767                -             11,344
  Funds Retained in Separate Account A
   by VALIC                                             -                     -                -                  -
                                         ---------------------------------------------------------------------------
TOTAL NET ASSETS                             $  2,269,909       $   163,873,067     $    545,637   $    352,660,241
                                         ===========================================================================
TOTAL UNITS OUTSTANDING                       312,287.674        46,843,054.942      188,274.273    174,490,276.954
                                         ===========================================================================
STATEMENTS OF OPERATIONS FOR THE YEAR
ENDED DECEMBER 31, 2013
-----------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                $          -       $             -     $         57   $         35,902
EXPENSES:
  Mortality And Expense Risk Charge                23,528             1,771,536            5,720          3,407,840
  Reimbursements Of Expenses                            -                     -                -                  -
                                         ---------------------------------------------------------------------------
Net Investment Income (Loss)                 $    (23,528)      $    (1,771,536)    $     (5,663)  $     (3,371,938)
                                         ---------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                               $      3,784       $     5,681,151     $          -   $              -
  Capital Gains Distributions From
   Mutual Funds                                         -                     -                -                  -
                                         ---------------------------------------------------------------------------
Realized Gains (Losses) On Investments              3,784             5,681,151                -                  -
                                         ---------------------------------------------------------------------------
Change in Unrealized Appreciation
  (Depreciation) During The Period                (60,843)          (10,587,220)               -                  -
                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                 $    (80,587)      $    (6,677,605)    $     (5,663)  $     (3,371,938)
                                         ===========================================================================

                                          VALIC COMPANY I  VALIC COMPANY I
                                           MID CAP INDEX   ASSET ALLOCATION
                                               FUND              FUND
                                         ----------------------------------
                                            DIVISION 4        DIVISION 5
                                         ----------------------------------
STATEMENTS OF ASSETS AND LIABILITIES AS
OF DECEMBER 31, 2013
-----------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $  3,077,591,111  $   173,233,170
  Balance Due From (To) VALIC General
   Account, Net                                (1,016,360)         193,574
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                         680,374         (207,868)
                                         ----------------------------------
Net Assets & Liabilities                 $  3,077,255,125  $   173,218,876
                                         ==================================
CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)           $  3,075,708,790  $   173,088,397
  Reserves For Annuity Contracts On
   Benefit                                      1,546,335          130,479
                                         ----------------------------------
Total Contract Owner Reserves               3,077,255,125      173,218,876
  Capital Surplus                                       -                -
                                         ----------------------------------
Total Contract Owner Reserves and
  Capital Surplus                        $  3,077,255,125  $   173,218,876
                                         ==================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $  3,075,708,790  $   173,088,397
  Contracts in Payout (Annuitization)
   Period                                       1,546,335          130,479
  Funds Retained in Separate Account A
   by VALIC                                             -                -
                                         ----------------------------------
TOTAL NET ASSETS                         $  3,077,255,125  $   173,218,876
                                         ==================================
TOTAL UNITS OUTSTANDING                   193,123,611.477   24,528,152.963
                                         ==================================
STATEMENTS OF OPERATIONS FOR THE YEAR
ENDED DECEMBER 31, 2013
-----------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds            $              -  $             -
EXPENSES:
  Mortality And Expense Risk Charge            27,044,908        1,594,299
  Reimbursements Of Expenses                            -                -
                                         ----------------------------------
Net Investment Income (Loss)             $    (27,044,908) $    (1,594,299)
                                         ----------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $    142,177,771  $     5,633,061
  Capital Gains Distributions From
   Mutual Funds                                         -                -
                                         ----------------------------------
Realized Gains (Losses) On Investments        142,177,771        5,633,061
                                         ----------------------------------
Change in Unrealized Appreciation
  (Depreciation) During The Period            659,353,832       18,624,613
                                         ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $    774,486,695  $    22,663,375
                                         ==================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                       VALIC COMPANY I    VALIC COMPANY I VALIC COMPANY I  VALIC COMPANY I
                                                    GOVERNMENT SECURITIES   STOCK INDEX     STOCK INDEX      STOCK INDEX
                                                            FUND               FUND            FUND             FUND
                                                    -----------------------------------------------------------------------
                                                         DIVISION 8        DIVISION 10A    DIVISION 10B     DIVISION 10C
                                                    -----------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES AS OF
DECEMBER 31, 2013
----------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $   129,271,410    $  125,814,022   $ 12,403,173   $  3,890,954,084
  Balance Due From (To) VALIC General Account, Net              87,994            61,258          2,438         (1,361,702)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                            (94,283)          (72,382)        (2,300)           972,086
                                                    -----------------------------------------------------------------------
Net Assets & Liabilities                               $   129,265,121    $  125,802,898   $ 12,403,311   $  3,890,564,468
                                                    =======================================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)             $   129,156,785    $  124,003,485   $ 12,281,333   $  3,887,115,874
  Reserves For Annuity Contracts On Benefit                    108,336         1,799,413        121,978          3,448,594
                                                    -----------------------------------------------------------------------
Total Contract Owner Reserves                              129,265,121       125,802,898     12,403,311      3,890,564,468
  Capital Surplus                                                    -                 -              -                  -
                                                    -----------------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $   129,265,121    $  125,802,898   $ 12,403,311   $  3,890,564,468
                                                    =======================================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $   129,156,785    $  124,003,485   $ 12,281,333   $  3,887,115,874
  Contracts in Payout (Annuitization) Period                   108,336         1,799,413        121,978          3,448,594
  Funds Retained in Separate Account A by VALIC                      -                 -              -                  -
                                                    -----------------------------------------------------------------------
TOTAL NET ASSETS                                       $   129,265,121    $  125,802,898   $ 12,403,311   $  3,890,564,468
                                                    =======================================================================
TOTAL UNITS OUTSTANDING                                 37,427,124.231     3,396,560.000    190,252.000    538,388,569.888
                                                    =======================================================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $             -    $            -   $          -   $              -
EXPENSES:
  Mortality And Expense Risk Charge                          1,086,852         1,183,673         39,531         33,561,755
  Reimbursements Of Expenses                                         -                 -              -                  -
                                                    -----------------------------------------------------------------------
Net Investment Income (Loss)                           $    (1,086,852)   $   (1,183,673)  $    (39,531)  $    (33,561,755)
                                                    -----------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $       553,489    $    1,843,053   $    275,984   $    103,293,811
  Capital Gains Distributions From Mutual Funds                      -                 -              -                  -
                                                    -----------------------------------------------------------------------
Realized Gains (Losses) On Investments                         553,489         1,843,053        275,984        103,293,811
                                                    -----------------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
  During The Period                                         (5,212,734)       30,735,902      2,811,123        868,317,968
                                                    -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $    (5,746,097)   $   31,395,282   $  3,047,576   $    938,050,024
                                                    =======================================================================

                                                    VALIC COMPANY I    VALIC COMPANY I
                                                      STOCK INDEX   INTERNATIONAL EQUITIES
                                                         FUND                FUND
                                                    --------------------------------------
                                                     DIVISION 10D        DIVISION 11
                                                    --------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES AS OF
DECEMBER 31, 2013
----------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                            $   15,981,468     $  1,030,332,337
  Balance Due From (To) VALIC General Account, Net            (250)            (433,599)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                            499              246,724
                                                    --------------------------------------
Net Assets & Liabilities                            $   15,981,717     $  1,030,145,462
                                                    ======================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)          $   15,907,944     $  1,029,980,098
  Reserves For Annuity Contracts On Benefit                 73,773              165,364
                                                    --------------------------------------
Total Contract Owner Reserves                           15,981,717        1,030,145,462
  Capital Surplus                                                -                    -
                                                    --------------------------------------
Total Contract Owner Reserves and Capital Surplus   $   15,981,717     $  1,030,145,462
                                                    ======================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                    $   15,907,944     $  1,029,980,098
  Contracts in Payout (Annuitization) Period                73,773              165,364
  Funds Retained in Separate Account A by VALIC                  -                    -
                                                    --------------------------------------
TOTAL NET ASSETS                                    $   15,981,717     $  1,030,145,462
                                                    ======================================
TOTAL UNITS OUTSTANDING                              1,158,313.474      524,215,669.986
                                                    ======================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                       $            -     $              -
EXPENSES:
  Mortality And Expense Risk Charge                        149,623            9,379,181
  Reimbursements Of Expenses                                     -                    -
                                                    --------------------------------------
Net Investment Income (Loss)                        $     (149,623)    $     (9,379,181)
                                                    --------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares    $      312,937     $     48,799,376
  Capital Gains Distributions From Mutual Funds                  -                    -
                                                    --------------------------------------
Realized Gains (Losses) On Investments                     312,937           48,799,376
                                                    --------------------------------------
Change in Unrealized Appreciation (Depreciation)
  During The Period                                      3,823,000          120,396,170
                                                    --------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $    3,986,314     $    159,816,365
                                                    ======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                         VALIC COMPANY I     VALIC COMPANY I     VALIC COMPANY I  VALIC COMPANY I
                                          GLOBAL SOCIAL   INT'L GOVERNMENT BOND  SMALL CAP INDEX    CORE EQUITY
                                         AWARENESS FUND           FUND                FUND             FUND
                                         ---------------  --------------------- ----------------  ---------------
                                           DIVISION 12         DIVISION 13         DIVISION 14      DIVISION 15
                                         ---------------  --------------------- ----------------  ---------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-----------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $   402,777,134     $   176,141,075    $  1,087,510,376  $   268,709,631
  Balance Due From (To) VALIC General
   Account, Net                                 (110,510)             (7,764)            (65,148)         (41,354)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                         79,182             (36,771)            (55,971)          16,975
                                         -------------------------------------------------------------------------
Net Assets & Liabilities                 $   402,745,806     $   176,096,540    $  1,087,389,257  $   268,685,252
                                         =========================================================================

CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)           $   402,423,361     $   176,054,009    $  1,086,882,293  $   268,465,231
  Reserves For Annuity Contracts On
   Benefit                                       322,445              42,531             506,964          220,021
                                         -------------------------------------------------------------------------
Total Contract Owner Reserves                402,745,806         176,096,540       1,087,389,257      268,685,252
  Capital Surplus                                      -                   -                   -                -
                                         -------------------------------------------------------------------------
Total Contract Owner Reserves and
  Capital Surplus                        $   402,745,806     $   176,096,540    $  1,087,389,257  $   268,685,252
                                         =========================================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $   402,423,361     $   176,054,009    $  1,086,882,293  $   268,465,231
  Contracts in Payout (Annuitization)
   Period                                        322,445              42,531             506,964          220,021
  Funds Retained in Separate Account A
   by VALIC                                            -                   -                   -                -
                                         -------------------------------------------------------------------------

TOTAL NET ASSETS                         $   402,745,806     $   176,096,540    $  1,087,389,257  $   268,685,252
                                         =========================================================================
TOTAL UNITS OUTSTANDING                   76,200,278.607      58,725,815.052     193,566,301.197   87,739,367.674
                                         =========================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds            $             -     $             -    $              -  $             -
EXPENSES:
  Mortality And Expense Risk Charge            2,933,377           1,734,941           9,153,412        2,339,756
  Reimbursements Of Expenses                           -                   -                   -                -
                                         -------------------------------------------------------------------------
Net Investment Income (Loss)             $    (2,933,377)    $    (1,734,941)   $     (9,153,412) $    (2,339,756)
                                         -------------------------------------------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $    12,716,893     $     1,965,556    $     48,974,525  $    11,541,906
  Capital Gains Distributions From
   Mutual Funds                                        -                   -                   -                -
                                         -------------------------------------------------------------------------
Realized Gains (Losses) On Investments        12,716,893           1,965,556          48,974,525       11,541,906
                                         -------------------------------------------------------------------------

Change in Unrealized Appreciation
  (Depreciation) During The Period            67,560,000         (12,885,504)        264,608,253       61,000,740
                                         -------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $    77,343,516     $   (12,654,889)   $    304,429,366  $    70,202,890
                                         =========================================================================

                                         VALIC COMPANY I    VALIC COMPANY I
                                         GROWTH & INCOME  SCIENCE & TECHNOLOGY
                                              FUND                FUND
                                         ---------------  --------------------
                                           DIVISION 16        DIVISION 17
                                         ---------------  --------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-----------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual
   Funds, at Fair Value                  $   101,075,593    $    884,981,335
  Balance Due From (To) VALIC General
   Account, Net                                   91,439            (225,043)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                       (105,767)            150,676
                                         -------------------------------------
Net Assets & Liabilities                 $   101,061,265    $    884,906,968
                                         =====================================

CONTRACT OWNER RESERVES AND CAPITAL
  SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)           $   101,004,442    $    884,209,657
  Reserves For Annuity Contracts On
   Benefit                                        56,823             697,311
                                         -------------------------------------
Total Contract Owner Reserves                101,061,265         884,906,968
  Capital Surplus                                      -                   -
                                         -------------------------------------
Total Contract Owner Reserves and
  Capital Surplus                        $   101,061,265    $    884,906,968
                                         =====================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding         $   101,004,442    $    884,209,657
  Contracts in Payout (Annuitization)
   Period                                         56,823             697,311
  Funds Retained in Separate Account A
   by VALIC                                            -                   -
                                         -------------------------------------

TOTAL NET ASSETS                         $   101,061,265    $    884,906,968
                                         =====================================
TOTAL UNITS OUTSTANDING                   32,540,040.210     220,087,109.788
                                         =====================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds            $             -    $              -
EXPENSES:
  Mortality And Expense Risk Charge              873,626           7,194,528
  Reimbursements Of Expenses                           -                   -
                                         -------------------------------------
Net Investment Income (Loss)             $      (873,626)   $     (7,194,528)
                                         -------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                           $     3,869,725    $     48,175,975
  Capital Gains Distributions From
   Mutual Funds                                        -                   -
                                         -------------------------------------
Realized Gains (Losses) On Investments         3,869,725          48,175,975
                                         -------------------------------------

Change in Unrealized Appreciation
  (Depreciation) During The Period            21,665,523         225,727,507
                                         -------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                             $    24,661,622    $    266,708,954
                                         =====================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                                                             VALIC COMPANY I    VALIC COMPANY I     VALIC COMPANY I
                                                                SMALL CAP     INTERNATIONAL GROWTH  DIVIDEND VALUE
                                                                  FUND                FUND               FUND
                                                             ---------------  -------------------- ----------------
                                                               DIVISION 18        DIVISION 20         DIVISION 21
                                                             ---------------  -------------------- ----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value       $   387,759,789    $    586,905,818   $    546,110,278
  Balance Due From (To) VALIC General Account, Net                   (64,810)           (183,791)          (161,357)
  Receivable (Payable) For Mutual Fund Sales (Purchases),
   Net                                                                35,505             121,960             28,185
                                                             -------------------------------------------------------
Net Assets & Liabilities                                     $   387,730,484    $    586,843,987   $    545,977,106
                                                             =======================================================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of
   Applicable Contract Loans - Partial Withdrawals with
   Right of Reinvestment)                                    $   387,438,729    $    586,367,546   $    545,846,687
  Reserves For Annuity Contracts On Benefit                          291,755             476,441            130,419
                                                             -------------------------------------------------------
Total Contract Owner Reserves                                    387,730,484         586,843,987        545,977,106
  Capital Surplus                                                          -                   -                  -
                                                             -------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $   387,730,484    $    586,843,987   $    545,977,106
                                                             =======================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                             $   387,438,729    $    586,367,546   $    545,846,687
  Contracts in Payout (Annuitization) Period                         291,755             476,441            130,419
  Funds Retained in Separate Account A by VALIC                            -                   -                  -
                                                             -------------------------------------------------------
TOTAL NET ASSETS                                             $   387,730,484    $    586,843,987   $    545,977,106
                                                             =======================================================

TOTAL UNITS OUTSTANDING                                       86,576,591.581     201,213,394.336    221,350,542.723
                                                             =======================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds                                $             -    $              -   $              -
EXPENSES:
  Mortality And Expense Risk Charge                                3,399,671           5,382,894          4,679,955
  Reimbursements Of Expenses                                               -                   -                  -
                                                             -------------------------------------------------------
Net Investment Income (Loss)                                 $    (3,399,671)   $     (5,382,894)  $     (4,679,955)
                                                             -------------------------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares             $    27,627,217    $     51,329,047   $     35,480,099
  Capital Gains Distributions From Mutual Funds                            -                   -                  -
                                                             -------------------------------------------------------
Realized Gains (Losses) On Investments                            27,627,217          51,329,047         35,480,099
                                                             -------------------------------------------------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                          91,541,204          58,543,569         90,317,385
                                                             -------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $   115,768,750    $    104,489,722   $    121,117,529
                                                             =======================================================

                                                                  VANGUARD            VANGUARD          VANGUARD
                                                             LT INVESTMENT GRADE LONG-TERM TREASURY    WINDSOR II
                                                                    FUND                FUND              FUND
                                                             ------------------- ------------------ ----------------
                                                                 DIVISION 22        DIVISION 23        DIVISION 24
                                                             ------------------- ------------------ ----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value         $   228,959,937    $   231,500,646   $  1,736,840,860
  Balance Due From (To) VALIC General Account, Net                     (43,916)           (37,898)          (362,172)
  Receivable (Payable) For Mutual Fund Sales (Purchases),
   Net                                                                   5,165             16,183            219,697
                                                             --------------------------------------------------------
Net Assets & Liabilities                                       $   228,921,186    $   231,478,931   $  1,736,698,385
                                                             ========================================================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of
   Applicable Contract Loans - Partial Withdrawals with
   Right of Reinvestment)                                      $   228,882,992    $   231,428,687   $  1,736,106,245
  Reserves For Annuity Contracts On Benefit                             38,194             50,244            592,140
                                                             --------------------------------------------------------
Total Contract Owner Reserves                                      228,921,186        231,478,931      1,736,698,385
  Capital Surplus                                                            -                  -                  -
                                                             --------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus              $   228,921,186    $   231,478,931   $  1,736,698,385
                                                             ========================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                               $   228,882,992    $   231,428,687   $  1,736,106,245
  Contracts in Payout (Annuitization) Period                            38,194             50,244            592,140
  Funds Retained in Separate Account A by VALIC                              -                  -                  -
                                                             --------------------------------------------------------
TOTAL NET ASSETS                                               $   228,921,186    $   231,478,931   $  1,736,698,385
                                                             ========================================================

TOTAL UNITS OUTSTANDING                                         81,579,290.991     86,023,391.637    518,075,675.671
                                                             ========================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds                                  $    12,951,513    $     8,689,319   $     33,964,840
EXPENSES:
  Mortality And Expense Risk Charge                                  3,319,818          3,365,170         19,086,012
  Reimbursements Of Expenses                                          (680,441)          (696,980)                 -
                                                             --------------------------------------------------------
Net Investment Income (Loss)                                   $    10,312,136    $     6,021,129   $     14,878,828
                                                             --------------------------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares               $    18,891,938    $      (806,407)  $     58,066,745
  Capital Gains Distributions From Mutual Funds                      2,411,273          2,697,372         36,492,357
                                                             --------------------------------------------------------
Realized Gains (Losses) On Investments                              21,303,211          1,890,965         94,559,102
                                                             --------------------------------------------------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                           (51,297,380)       (49,864,009)       295,217,136
                                                             --------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $   (19,682,033)   $   (41,951,915)  $    404,655,066
                                                             ========================================================

                                                                 VANGUARD
                                                                WELLINGTON
                                                                   FUND
                                                             ----------------
                                                                DIVISION 25
                                                             ----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value       $  1,746,426,617
  Balance Due From (To) VALIC General Account, Net                    529,257
  Receivable (Payable) For Mutual Fund Sales (Purchases),
   Net                                                               (434,595)
                                                             ----------------
Net Assets & Liabilities                                     $  1,746,521,279
                                                             ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of
   Applicable Contract Loans - Partial Withdrawals with
   Right of Reinvestment)                                    $  1,742,842,273
  Reserves For Annuity Contracts On Benefit                         3,679,006
                                                             ----------------
Total Contract Owner Reserves                                   1,746,521,279
  Capital Surplus                                                           -
                                                             ----------------
Total Contract Owner Reserves and Capital Surplus            $  1,746,521,279
                                                             ================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                             $  1,742,842,273
  Contracts in Payout (Annuitization) Period                        3,679,006
  Funds Retained in Separate Account A by VALIC                             -
                                                             ----------------
TOTAL NET ASSETS                                             $  1,746,521,279
                                                             ================

TOTAL UNITS OUTSTANDING                                       492,356,352.398
                                                             ================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds                                $     42,055,981
EXPENSES:
  Mortality And Expense Risk Charge                                19,746,555
  Reimbursements Of Expenses                                                -
                                                             ----------------
Net Investment Income (Loss)                                 $     22,309,426
                                                             ----------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares             $     23,456,136
  Capital Gains Distributions From Mutual Funds                    67,548,643
                                                             ----------------
Realized Gains (Losses) On Investments                             91,004,779
                                                             ----------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                          161,658,340
                                                             ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $    274,972,545
                                                             ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                            VALIC COMPANY II   VALIC COMPANY II VALIC COMPANY II  VALIC COMPANY II VALIC COMPANY II
                           INTERNATIONAL SMALL SMALL CAP GROWTH SMALL CAP VALUE    MID CAP GROWTH   MID CAP VALUE
                             CAP EQUITY FUND         FUND             FUND              FUND             FUND
                           -----------------------------------------------------------------------------------------
                               DIVISION 33       DIVISION 35      DIVISION 36       DIVISION 37      DIVISION 38
                           -----------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------
ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value               $    571,512,403   $   103,564,915  $    508,125,174  $   137,380,829  $    859,938,396
  Balance Due From (To)
   VALIC General
   Account, Net                     (317,739)           81,096          (101,856)         (39,155)         (450,136)
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                  261,597           (91,329)           60,399           18,342           346,236
                           -----------------------------------------------------------------------------------------
Net Assets & Liabilities    $    571,456,261   $   103,554,682  $    508,083,717  $   137,360,016  $    859,834,496
                           =========================================================================================

CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)   $    571,372,193   $   103,544,935  $    507,930,642  $   137,355,885  $    859,670,985
  Reserves For Annuity
   Contracts On Benefit               84,068             9,747           153,075            4,131           163,511
                           -----------------------------------------------------------------------------------------
Total Contract Owner
  Reserves                       571,456,261       103,554,682       508,083,717      137,360,016       859,834,496
  Capital Surplus.........                 -                 -                 -                -                 -
                           -----------------------------------------------------------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                   $    571,456,261   $   103,554,682  $    508,083,717  $   137,360,016  $    859,834,496
                           =========================================================================================

NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding              $    571,372,193   $   103,544,935  $    507,930,642  $   137,355,885  $    859,670,985
  Contracts in Payout
   (Annuitization) Period             84,068             9,747           153,075            4,131           163,511
  Funds Retained in
   Separate Account A by
   VALIC                                   -                 -                 -                -                 -
                           -----------------------------------------------------------------------------------------
TOTAL NET ASSETS            $    571,456,261   $   103,554,682  $    508,083,717  $   137,360,016  $    859,834,496
                           =========================================================================================

TOTAL UNITS OUTSTANDING      260,892,107.953    38,766,456.579   148,027,349.862   74,464,696.626   176,026,322.899
                           =========================================================================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                    $              -   $             -  $              -  $             -  $              -
EXPENSES:
  Mortality And Expense
   Risk Charge                     5,259,780           829,231         4,548,593        1,174,999         7,467,457
  Reimbursements Of
   Expenses                       (1,349,527)         (214,629)       (1,180,742)        (301,375)       (1,962,244)
                           -----------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                    $     (3,910,253)  $      (614,602) $     (3,367,851) $      (873,624) $     (5,505,213)
                           -----------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares              $     25,759,898   $     9,791,138  $     32,955,534  $    14,649,225  $     55,485,609
  Capital Gains
   Distributions From
   Mutual Funds                            -                 -                 -                -                 -
                           -----------------------------------------------------------------------------------------
Realized Gains (Losses)
  On Investments                  25,759,898         9,791,138        32,955,534       14,649,225        55,485,609
                           -----------------------------------------------------------------------------------------
Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      77,661,424        23,613,669       111,770,039       17,998,147       176,082,156
                           -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $     99,511,069   $    32,790,205  $    141,357,722  $    31,773,748  $    226,062,552
                           =========================================================================================

                           VALIC COMPANY II  VALIC COMPANY II
                                CAPITAL      LARGE CAP VALUE
                           APPRECIATION FUND       FUND
                           ----------------------------------
                              DIVISION 39      DIVISION 40
                           ----------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------
ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value               $    41,610,573  $   191,344,314
  Balance Due From (To)
   VALIC General
   Account, Net                      (7,733)        (118,510)
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                     918           75,489
                           ----------------------------------
Net Assets & Liabilities    $    41,603,758  $   191,301,293
                           ==================================

CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)   $    41,603,758  $   191,298,228
  Reserves For Annuity
   Contracts On Benefit                   -            3,065
                           ----------------------------------
Total Contract Owner
  Reserves                       41,603,758      191,301,293
  Capital Surplus.........                -                -
                           ----------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                   $    41,603,758  $   191,301,293
                           ==================================

NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding              $    41,603,758  $   191,298,228
  Contracts in Payout
   (Annuitization) Period                 -            3,065
  Funds Retained in
   Separate Account A by
   VALIC                                  -                -
                           ----------------------------------
TOTAL NET ASSETS            $    41,603,758  $   191,301,293
                           ==================================

TOTAL UNITS OUTSTANDING      27,282,384.341   75,961,321.898
                           ==================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                    $             -  $             -
EXPENSES:
  Mortality And Expense
   Risk Charge                      354,985        1,670,092
  Reimbursements Of
   Expenses                         (92,298)        (428,687)
                           ----------------------------------
Net Investment Income
  (Loss)                    $      (262,687) $    (1,241,405)
                           ----------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares              $     2,952,840  $     8,498,534
  Capital Gains
   Distributions From
   Mutual Funds                           -                -
                           ----------------------------------
Realized Gains (Losses)
  On Investments                  2,952,840        8,498,534
                           ----------------------------------
Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      8,549,599       43,240,600
                           ----------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $    11,239,752  $    50,497,729
                           ==================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                             VALIC COMPANY II   VALIC COMPANY II    VALIC COMPANY I    VALIC COMPANY II  VALIC COMPANY II
                           SOCIALLY RESPONSIBLE MONEY MARKET II   NASDAQ-100 (R) INDEX AGGRESSIVE GROWTH MODERATE GROWTH
                                   FUND               FUND                FUND          LIFESTYLE FUND    LIFESTYLE FUND
                           -----------------------------------------------------------------------------------------------
                               DIVISION 41        DIVISION 44         DIVISION 46         DIVISION 48      DIVISION 49
                           -----------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value                $    640,824,689   $    181,703,162    $    202,643,834   $    456,783,212  $    687,451,769
  Balance Due From (To)
   VALIC General
   Account, Net                      (501,007)          (256,036)            (14,151)           (60,062)          407,742
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                   401,995            239,055              (4,913)           (32,681)         (515,520)
                           -----------------------------------------------------------------------------------------------
Net Assets & Liabilities     $    640,725,677   $    181,686,181    $    202,624,770   $    456,690,469  $    687,343,991
                           ===============================================================================================

CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    640,681,136   $    181,652,406    $    202,613,953   $    456,622,996  $    687,312,694
  Reserves For Annuity
   Contracts On Benefit                44,541             33,775              10,817             67,473            31,297
                           -----------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves                        640,725,677        181,686,181         202,624,770        456,690,469       687,343,991
  Capital Surplus                           -                  -                   -                  -                 -
                           -----------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $    640,725,677   $    181,686,181    $    202,624,770   $    456,690,469  $    687,343,991
                           ===============================================================================================

NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding               $    640,681,136   $    181,652,406    $    202,613,953   $    456,622,996  $    687,312,694
  Contracts in Payout
   (Annuitization) Period              44,541             33,775              10,817             67,473            31,297
  Funds Retained in
   Separate Account A by
   VALIC                                    -                  -                   -                  -                 -
                           -----------------------------------------------------------------------------------------------
TOTAL NET ASSETS             $    640,725,677   $    181,686,181    $    202,624,770   $    456,690,469  $    687,343,991
                           ===============================================================================================

TOTAL UNITS OUTSTANDING       295,531,537.104    146,653,378.013     205,690,153.138    170,126,711.530   250,903,679.519
                           ===============================================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $              -   $         17,772    $              -   $              -  $              -
EXPENSES:
  Mortality And Expense
   Risk Charge                      5,790,920          1,707,433           1,668,211          3,831,442         5,768,514
  Reimbursements Of
   Expenses                        (1,481,242)          (437,036)                  -           (987,537)       (1,478,502)
                           -----------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                     $     (4,309,678)  $     (1,252,625)   $     (1,668,211)  $     (2,843,905) $     (4,290,012)
                           -----------------------------------------------------------------------------------------------

REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares               $     40,646,295   $             (1)   $     10,439,476   $      7,029,114  $      4,982,573
  Capital Gains
   Distributions From
   Mutual Funds                             -                  -                   -                  -                 -
                           -----------------------------------------------------------------------------------------------
Realized Gains (Losses)
  On Investments                   40,646,295                 (1)         10,439,476          7,029,114         4,982,573
                           -----------------------------------------------------------------------------------------------

Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      138,285,274                  1          43,947,634         71,714,292        86,309,411
                           -----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                 $    174,621,891   $     (1,252,625)   $     52,718,899   $     75,899,501  $     87,001,972
                           ===============================================================================================

                            VALIC COMPANY II   VANGUARD LIFESTRATEGY
                           CONSERVATIVE GROWTH        GROWTH
                             LIFESTYLE FUND            FUND
                           -----------------------------------------
                               DIVISION 50          DIVISION 52
                           -----------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value               $    283,021,348      $   202,758,024
  Balance Due From (To)
   VALIC General
   Account, Net                      (55,610)              51,242
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                   46,665              (76,229)
                           -----------------------------------------
Net Assets & Liabilities    $    283,012,403      $   202,733,037
                           =========================================

CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)   $    282,647,721      $   202,715,739
  Reserves For Annuity
   Contracts On Benefit              364,682               17,298
                           -----------------------------------------
Total Contract Owner
  Reserves                       283,012,403          202,733,037
  Capital Surplus                          -                    -
                           -----------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                   $    283,012,403      $   202,733,037
                           =========================================

NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding              $    282,647,721      $   202,715,739
  Contracts in Payout
   (Annuitization) Period            364,682               17,298
  Funds Retained in
   Separate Account A by
   VALIC                                   -                    -
                           -----------------------------------------
TOTAL NET ASSETS            $    283,012,403      $   202,733,037
                           =========================================

TOTAL UNITS OUTSTANDING      110,543,209.585       99,329,636.632
                           =========================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                    $              -      $     3,837,676
EXPENSES:
  Mortality And Expense
   Risk Charge                     2,514,675            2,249,108
  Reimbursements Of
   Expenses                         (639,482)                   -
                           -----------------------------------------
Net Investment Income
  (Loss)                    $     (1,875,193)     $     1,588,568
                           -----------------------------------------

REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares              $      6,442,718      $     1,679,661
  Capital Gains
   Distributions From
   Mutual Funds                            -              391,317
                           -----------------------------------------
Realized Gains (Losses)
  On Investments                   6,442,718            2,070,978
                           -----------------------------------------

Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      16,481,791           29,522,687
                           -----------------------------------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $     21,049,316      $    33,182,233
                           =========================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)

                           VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II  VALIC COMPANY II  VALIC COMPANY II
                              MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND       STRATEGIC BOND   HIGH YIELD BOND
                                   FUND                  FUND                FUND              FUND              FUND
                           -------------------------------------------------------------------------------------------------
                                DIVISION 53           DIVISION 54        DIVISION 58       DIVISION 59       DIVISION 60
                           -------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value                $    213,651,590       $    79,838,054    $    673,287,176  $    589,950,421  $    313,281,767
  Balance Due From (To)
   VALIC General
   Account, Net                        43,087                57,466             805,754          (104,077)           57,175
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                   (70,456)              (65,737)           (925,917)            4,094          (116,787)
                           -------------------------------------------------------------------------------------------------
Net Assets & Liabilities     $    213,624,221       $    79,829,783    $    673,167,013  $    589,850,438  $    313,222,155
                           =================================================================================================
CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    213,614,207       $    79,829,783    $    673,154,216  $    589,675,354  $    313,209,578
  Reserves For Annuity
   Contracts On Benefit                10,014                     -              12,797           175,084            12,577
                           -------------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves                        213,624,221            79,829,783         673,167,013       589,850,438       313,222,155
  Capital Surplus                           -                     -                   -                 -                 -
                           -------------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $    213,624,221       $    79,829,783    $    673,167,013  $    589,850,438  $    313,222,155
                           =================================================================================================
NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding               $    213,614,207       $    79,829,783    $    673,154,216  $    589,675,354  $    313,209,578
  Contracts in Payout
   (Annuitization) Period              10,014                     -              12,797           175,084            12,577
  Funds Retained in
   Separate Account A by
   VALIC                                    -                     -                   -                 -                 -
                           -------------------------------------------------------------------------------------------------
TOTAL NET ASSETS             $    213,624,221       $    79,829,783    $    673,167,013  $    589,850,438  $    313,222,155
                           =================================================================================================
TOTAL UNITS OUTSTANDING       106,714,552.950        42,663,205.140     358,357,887.776   227,490,947.466   129,319,536.129
                           =================================================================================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $      4,045,238       $     1,570,069    $              -  $              -  $              -
EXPENSES:
  Mortality And Expense
   Risk Charge                      2,434,900               957,014           5,286,492         5,898,774         2,975,937
  Reimbursements Of
   Expenses                                 -                     -          (1,365,667)       (1,518,604)         (757,250)
                           -------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                     $      1,610,338       $       613,055    $     (3,920,825) $     (4,380,170) $     (2,218,687)
                           -------------------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares               $      2,016,491       $     4,561,857    $      2,650,456  $      5,409,632  $     14,286,841
  Capital Gains
   Distributions From
   Mutual Funds                       592,609               410,173                   -                 -                 -
                           -------------------------------------------------------------------------------------------------
Realized Gains (Losses)
  On Investments                    2,609,100             4,972,030           2,650,456         5,409,632        14,286,841
                           -------------------------------------------------------------------------------------------------

Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                       21,332,026               238,352         (11,880,460)       (4,834,717)        1,289,681
                           -------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                 $     25,551,464       $     5,823,437    $    (13,150,829) $     (3,805,255) $     13,357,835
                           =================================================================================================

                                                  ARIEL
                                 ARIEL         APPRECIATION
                                 FUND              FUND
                           -----------------------------------
                              DIVISION 68      DIVISION 69
                           -----------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
------------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value              $    476,239,189  $    453,720,122
  Balance Due From (To)
   VALIC General
   Account, Net                    (134,129)           12,471
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                  91,052           (59,366)
                           -----------------------------------
Net Assets & Liabilities   $    476,196,112  $    453,673,227
                           ===================================
CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)  $    476,010,001  $    453,274,735
  Reserves For Annuity
   Contracts On Benefit             186,111           398,492
                           -----------------------------------
Total Contract Owner
  Reserves                      476,196,112       453,673,227
  Capital Surplus                         -                 -
                           -----------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    476,196,112  $    453,673,227
                           ===================================
NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding             $    476,010,001  $    453,274,735
  Contracts in Payout
   (Annuitization) Period           186,111           398,492
  Funds Retained in
   Separate Account A by
   VALIC                                  -                 -
                           -----------------------------------
TOTAL NET ASSETS           $    476,196,112  $    453,673,227
                           ===================================
TOTAL UNITS OUTSTANDING     164,454,221.443   151,676,463.460
                           ===================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                   $      2,626,656  $      3,419,043
EXPENSES:
  Mortality And Expense
   Risk Charge                    4,845,571         4,498,984
  Reimbursements Of
   Expenses                      (1,029,159)         (940,712)
                           -----------------------------------
Net Investment Income
  (Loss)                   $     (1,189,756) $       (139,229)
                           -----------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares             $     24,348,034  $     13,213,050
  Capital Gains
   Distributions From
   Mutual Funds                           -        27,588,574
                           -----------------------------------
Realized Gains (Losses)
  On Investments                 24,348,034        40,801,624
                           -----------------------------------

Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                    124,172,130        95,260,581
                           -----------------------------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $    147,330,408  $    135,922,976
                           ===================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                                               LOU HOLLAND    VALIC COMPANY I    VALIC COMPANY I
                                                                 GROWTH       BLUE CHIP GROWTH   HEALTH SCIENCES
                                                                  FUND              FUND              FUND
                                                             ---------------  ----------------  ----------------
                                                               DIVISION 70      DIVISION 72        DIVISION 73
                                                             ---------------  ----------------  ----------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value      $    72,356,670  $    531,044,284  $    533,170,177
   Balance Due From (To) VALIC General Account, Net                  (26,233)         (249,465)          173,393
   Receivable (Payable) For Mutual Fund Sales (Purchases),
     Net                                                              16,194           163,423          (216,499)
                                                             ----------------------------------------------------
Net Assets & Liabilities                                     $    72,346,631  $    530,958,242  $    533,127,071
                                                             ====================================================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with
     Right of Reinvestment)                                  $    72,334,597  $    530,906,199  $    533,024,317
   Reserves For Annuity Contracts On Benefit                          12,034            52,043           102,754
                                                             ----------------------------------------------------
Total Contract Owner Reserves                                     72,346,631       530,958,242       533,127,071
  Capital Surplus                                                          -                 -                 -
                                                             ----------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $    72,346,631  $    530,958,242  $    533,127,071
                                                             ====================================================

NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding                            $    72,334,597  $    530,906,199  $    533,024,317
   Contracts in Payout (Annuitization) Period                         12,034            52,043           102,754
   Funds Retained in Separate Account A by VALIC                           -                 -                 -
                                                             ----------------------------------------------------

TOTAL NET ASSETS                                             $    72,346,631  $    530,958,242  $    533,127,071
                                                             ====================================================
TOTAL UNITS OUTSTANDING                                       45,990,313.316   335,063,576.149   169,470,941.150
                                                             ====================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
   Dividends From Mutual Funds                               $         2,294  $              -  $              -
EXPENSES:
   Mortality And Expense Risk Charge                                 782,263         4,481,593         4,099,765
   Reimbursements Of Expenses                                       (166,242)                -                 -
                                                             ----------------------------------------------------
Net Investment Income (Loss)                                 $      (613,727) $     (4,481,593) $     (4,099,765)
                                                             ----------------------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund Shares            $     6,109,549  $     25,490,990  $      9,148,838
   Capital Gains Distributions From Mutual Funds                   5,245,043                 -                 -
                                                             ----------------------------------------------------
Realized Gains (Losses) On Investments                            11,354,592        25,490,990         9,148,838
                                                             ----------------------------------------------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                           7,413,553       135,521,250       162,146,104
                                                             ----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $    18,154,418  $    156,530,647  $    167,195,177
                                                             ====================================================

                                                             VALIC COMPANY I     VALIC COMPANY I     VALIC COMPANY I
                                                                  VALUE       BROAD CAP VALUE INCOME LARGE CAP CORE
                                                                  FUND                 FUND               FUND
                                                             ---------------  ---------------------- ---------------
                                                               DIVISION 74         DIVISION 75         DIVISION 76
                                                             ---------------  ---------------------- ---------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value      $   107,216,363     $    41,762,060     $   170,604,364
   Balance Due From (To) VALIC General Account, Net                  (89,792)             16,214              10,237
   Receivable (Payable) For Mutual Fund Sales (Purchases),
     Net                                                              61,971             (22,221)            (34,611)
                                                             --------------------------------------------------------
Net Assets & Liabilities                                     $   107,188,542     $    41,756,053     $   170,579,990
                                                             ========================================================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with
     Right of Reinvestment)                                  $   107,188,542     $    41,756,053     $   170,555,548
   Reserves For Annuity Contracts On Benefit                               -                   -              24,442
                                                             --------------------------------------------------------
Total Contract Owner Reserves                                    107,188,542          41,756,053         170,579,990
  Capital Surplus                                                          -                   -                   -
                                                             --------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus            $   107,188,542     $    41,756,053     $   170,579,990
                                                             ========================================================

NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding                            $   107,188,542     $    41,756,053     $   170,555,548
   Contracts in Payout (Annuitization) Period                              -                   -              24,442
   Funds Retained in Separate Account A by VALIC                           -                   -                   -
                                                             --------------------------------------------------------

TOTAL NET ASSETS                                             $   107,188,542     $    41,756,053     $   170,579,990
                                                             ========================================================
TOTAL UNITS OUTSTANDING                                       58,431,391.352      25,690,410.366      88,578,359.344
                                                             ========================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
   Dividends From Mutual Funds                               $             -     $             -     $             -
EXPENSES:
   Mortality And Expense Risk Charge                                 968,806             376,117           1,483,880
   Reimbursements Of Expenses                                              -                   -                   -
                                                             --------------------------------------------------------
Net Investment Income (Loss)                                 $      (968,806)    $      (376,117)    $    (1,483,880)
                                                             --------------------------------------------------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund Shares            $     6,920,206     $     3,355,755     $     8,867,991
   Capital Gains Distributions From Mutual Funds                           -                   -                   -
                                                             --------------------------------------------------------
Realized Gains (Losses) On Investments                             6,920,206           3,355,755           8,867,991
                                                             --------------------------------------------------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                          20,225,266           8,071,038          38,552,041
                                                             --------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $    26,176,666     $    11,050,676     $    45,936,152
                                                             ========================================================

                                                               VALIC COMPANY I
                                                             INFLATION PROTECTED
                                                                    FUND
                                                             -------------------
                                                                 DIVISION 77
                                                             -------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013
-------------------------------------------------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value       $    410,230,619
   Balance Due From (To) VALIC General Account, Net                    416,484
   Receivable (Payable) For Mutual Fund Sales (Purchases),
     Net                                                              (481,430)
                                                              ----------------
Net Assets & Liabilities                                      $    410,165,673
                                                              ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of
     Applicable Contract Loans - Partial Withdrawals with
     Right of Reinvestment)                                   $    410,029,173
   Reserves For Annuity Contracts On Benefit                           136,500
                                                              ----------------
Total Contract Owner Reserves                                      410,165,673
  Capital Surplus                                                            -
                                                              ----------------
Total Contract Owner Reserves and Capital Surplus             $    410,165,673
                                                              ================

NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding                             $    410,029,173
   Contracts in Payout (Annuitization) Period                          136,500
   Funds Retained in Separate Account A by VALIC                             -
                                                              ----------------

TOTAL NET ASSETS                                              $    410,165,673
                                                              ================
TOTAL UNITS OUTSTANDING                                        321,428,321.089
                                                              ================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------

INVESTMENT INCOME:
   Dividends From Mutual Funds                                $              -
EXPENSES:
   Mortality And Expense Risk Charge                                 4,058,532
   Reimbursements Of Expenses                                                -
                                                              ----------------
Net Investment Income (Loss)                                  $     (4,058,532)
                                                              ----------------

REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund Shares             $      7,087,397
   Capital Gains Distributions From Mutual Funds                             -
                                                              ----------------
Realized Gains (Losses) On Investments                               7,087,397
                                                              ----------------

Change in Unrealized Appreciation (Depreciation) During The
  Period                                                           (37,483,118)
                                                              ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $    (34,454,253)
                                                              ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)


                                 VALIC COMPANY I    VALIC COMPANY I      SUNAMERICA 2020       VALIC COMPANY I
                                     GROWTH       LARGE CAPITAL GROWTH HIGH WATERMARK FUND MID CAP STRATEGIC GROWTH
                                      FUND                FUND                FUND                   FUND
                                -----------------------------------------------------------------------------------
                                   DIVISION 78        DIVISION 79          DIVISION 82           DIVISION 83
                                -----------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
--------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair Value  $    933,602,161    $    406,428,488     $    11,583,997       $    298,182,930
  Balance Due From (To) VALIC
   General Account, Net                 (213,517)            (17,037)             (5,780)               (99,603)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      103,107             (25,424)              4,446                 73,000
                                -----------------------------------------------------------------------------------
Net Assets & Liabilities        $    933,491,751    $    406,386,027     $    11,582,663       $    298,156,327
                                ===================================================================================

CONTRACT OWNER RESERVES AND
  CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net of
   Applicable Contract Loans
   - Partial Withdrawals with
   Right of Reinvestment)       $    933,181,785    $    406,259,645     $    11,582,663       $    298,100,316
  Reserves For Annuity
   Contracts On Benefit                  309,966             126,382                   -                 56,011
                                -----------------------------------------------------------------------------------
Total Contract Owner Reserves        933,491,751         406,386,027          11,582,663            298,156,327
  Capital Surplus                              -                   -                   -                      -
                                -----------------------------------------------------------------------------------
Total Contract Owner Reserves
  and Capital Surplus           $    933,491,751    $    406,386,027     $    11,582,663       $    298,156,327
                                ===================================================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    933,181,785    $    406,259,645     $    11,582,663       $    298,100,316
  Contracts in Payout
   (Annuitization) Period                309,966             126,382                   -                 56,011
  Funds Retained in Separate
   Account A by VALIC                          -                   -                   -                      -
                                -----------------------------------------------------------------------------------
TOTAL NET ASSETS                $    933,491,751    $    406,386,027     $    11,582,663       $    298,156,327
                                ===================================================================================

TOTAL UNITS OUTSTANDING          605,497,819.846     262,880,678.151      10,587,517.901        152,806,745.721
                                ===================================================================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
--------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds   $              -    $              -     $       338,124       $              -
EXPENSES:
  Mortality And Expense Risk
   Charge                              7,880,765           3,530,769             164,931              2,490,684
  Reimbursements Of Expenses                   -                   -                   -                      -
                                -----------------------------------------------------------------------------------
Net Investment Income (Loss)    $     (7,880,765)   $     (3,530,769)    $       173,193       $     (2,490,684)
                                ===================================================================================

REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     44,272,430    $     14,377,246     $       490,022       $     18,926,679
  Capital Gains Distributions
   From Mutual Funds                           -                   -                   -                      -
                                -----------------------------------------------------------------------------------
Realized Gains (Losses) On
  Investments                         44,272,430          14,377,246             490,022             18,926,679
                                -----------------------------------------------------------------------------------

Change in Unrealized
  Appreciation (Depreciation)
  During The Period                  182,566,015          87,760,790          (1,630,523)            66,460,856
                                -----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    218,957,680    $     98,607,267     $      (967,308)      $     82,896,851
                                ===================================================================================

                                 VALIC COMPANY I  VALIC COMPANY I
                                SMALL CAP SPECIAL    SMALL MID
                                   VALUES FUND      GROWTH FUND
                                ----------------------------------
                                   DIVISION 84      DIVISION 85
                                ----------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013
--------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair Value  $    232,391,582  $   127,127,996
  Balance Due From (To) VALIC
   General Account, Net                 (123,753)         (44,284)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      108,304           24,021
                                ----------------------------------
Net Assets & Liabilities        $    232,376,133  $   127,107,733
                                ==================================

CONTRACT OWNER RESERVES AND
  CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net of
   Applicable Contract Loans
   - Partial Withdrawals with
   Right of Reinvestment)       $    232,273,811  $   127,096,318
  Reserves For Annuity
   Contracts On Benefit                  102,322           11,415
                                ----------------------------------
Total Contract Owner Reserves        232,376,133      127,107,733
  Capital Surplus                              -                -
                                ----------------------------------
Total Contract Owner Reserves
  and Capital Surplus           $    232,376,133  $   127,107,733
                                ==================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    232,273,811  $   127,096,318
  Contracts in Payout
   (Annuitization) Period                102,322           11,415
  Funds Retained in Separate
   Account A by VALIC                          -                -
                                ----------------------------------
TOTAL NET ASSETS                $    232,376,133  $   127,107,733
                                ==================================

TOTAL UNITS OUTSTANDING          152,559,229.495   86,006,159.019
                                ==================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2013
--------------------------------

INVESTMENT INCOME:
  Dividends From Mutual Funds   $              -  $             -
EXPENSES:
  Mortality And Expense Risk
   Charge                              1,966,809        1,079,010
  Reimbursements Of Expenses                   -                -
                                ----------------------------------
Net Investment Income (Loss)    $     (1,966,809) $    (1,079,010)
                                ==================================

REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     15,277,115  $     7,554,989
  Capital Gains Distributions
   From Mutual Funds                           -                -
                                ----------------------------------
Realized Gains (Losses) On
  Investments                         15,277,115        7,554,989
                                ----------------------------------

Change in Unrealized
  Appreciation (Depreciation)
  During The Period                   53,636,365       26,275,792
                                ----------------------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $     66,946,671  $    32,751,771
                                ==================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                     STATEMENTS OF OPERATIONS (CONTINUED)



                             VALIC COMPANY I     VALIC COMPANY I    VALIC COMPANY I   VALIC COMPANY I   VALIC COMPANY I
                           SMALL CAP AGGRESSIVE EMERGING ECONOMIES  GLOBAL STRATEGY    FOREIGN VALUE   GLOBAL REAL ESTATE
                               GROWTH FUND             FUND              FUND              FUND               FUND
                           -----------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013        DIVISION 86         DIVISION 87        DIVISION 88       DIVISION 89       DIVISION 101
------------------------   -------------------- ------------------ ----------------  ----------------  ------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value                $   110,650,518     $    588,772,425  $    536,338,199  $    971,699,920   $    306,920,993
  Balance Due From (To)
   VALIC General
   Account, Net                       29,286             (123,570)           (8,991)         (291,781)           (56,319)
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                  (40,907)              86,661           (52,752)          177,570               (994)
                           ----------------------------------------------------------------------------------------------
Net Assets & Liabilities     $   110,638,897     $    588,735,516  $    536,276,456  $    971,585,709   $    306,863,680
                           ==============================================================================================
CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $   110,628,025     $    588,623,675  $    536,069,735  $    971,467,231   $    306,861,008
  Reserves For Annuity
   Contracts On Benefit               10,872              111,841           206,721           118,478              2,672
                           ----------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves                       110,638,897          588,735,516       536,276,456       971,585,709        306,863,680
  Capital Surplus                          -                    -                 -                 -                  -
                           ----------------------------------------------------------------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $   110,638,897     $    588,735,516  $    536,276,456  $    971,585,709   $    306,863,680
                           ==============================================================================================
NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding               $   110,628,025     $    588,623,675  $    536,069,735  $    971,467,231   $    306,861,008
  Contracts in Payout
   (Annuitization) Period             10,872              111,841           206,721           118,478              2,672
  Funds Retained in
   Separate Account A by
   VALIC                                   -                    -                 -                 -                  -
                           ----------------------------------------------------------------------------------------------
TOTAL NET ASSETS             $   110,638,897     $    588,735,516  $    536,276,456  $    971,585,709   $    306,863,680
                           ==============================================================================================
TOTAL UNITS OUTSTANDING       56,587,199.198      614,096,738.182   281,255,061.179   667,927,431.315    255,138,170.461
                           ==============================================================================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
  DECEMBER 31, 2013
---------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $             -     $              -  $              -  $              -   $              -
EXPENSES:
  Mortality And Expense
   Risk Charge                       853,079            5,340,379         4,547,149         8,695,250          3,178,071
  Reimbursements Of
   Expenses                                -                    -                 -                 -                  -
                           ----------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                     $      (853,079)    $     (5,340,379) $     (4,547,149) $     (8,695,250)  $     (3,178,071)
                           ----------------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares               $     6,810,591     $     17,728,569  $      9,620,578  $     55,299,972   $     25,938,277
  Capital Gains
   Distributions From
   Mutual Funds                            -                    -                 -                 -                  -
                           ----------------------------------------------------------------------------------------------
Realized Gains (Losses)
  On Investments                   6,810,591           17,728,569         9,620,578        55,299,972         25,938,277
                           ----------------------------------------------------------------------------------------------
Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      28,536,020          (32,455,843)       72,997,523       158,727,564         (9,432,697)
                           ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                 $    34,493,532     $    (20,067,653) $     78,070,952  $    205,332,286   $     13,327,509
                           ==============================================================================================

                           INVESCO BALANCE-RISK  VALIC COMPANY I
                            COMMODITY STRATEGY  DYNAMIC ALLOCATION
                                   FUND                FUND
                           ---------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2013        DIVISION 102        DIVISION 103
------------------------   -------------------- ------------------

ASSETS AND LIABILITIES:
  Investments in Shares
   Of Mutual Funds, at
   Fair Value                $    242,826,067    $    195,710,625
  Balance Due From (To)
   VALIC General
   Account, Net                       127,556             748,346
  Receivable (Payable)
   For Mutual Fund Sales
   (Purchases), Net                  (145,906)           (752,349)
                           ---------------------------------------
Net Assets & Liabilities     $    242,807,717    $    195,706,622
                           =======================================
CONTRACT OWNER RESERVES
  AND CAPITAL SURPLUS:
  Reserves For
   Redeemable Annuity
   Contracts (Net of
   Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    242,806,835    $    195,706,622
  Reserves For Annuity
   Contracts On Benefit                   882                   -
                           ---------------------------------------
Total Contract Owner
  Reserves                        242,807,717         195,706,622
  Capital Surplus                           -                   -
                           ---------------------------------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $    242,807,717    $    195,706,622
                           =======================================
NET ASSETS ATTRIBUTABLE
  TO:
  Accumulation Units
   Outstanding               $    242,806,835    $    195,706,622
  Contracts in Payout
   (Annuitization) Period                 882                   -
  Funds Retained in
   Separate Account A by
   VALIC                                    -                   -
                           ---------------------------------------
TOTAL NET ASSETS             $    242,807,717    $    195,706,622
                           =======================================
TOTAL UNITS OUTSTANDING       286,965,143.232     168,659,895.628
                           =======================================
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED
  DECEMBER 31, 2013
---------------------------

INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $        170,023    $              -
EXPENSES:
  Mortality And Expense
   Risk Charge                      2,174,169             957,909
  Reimbursements Of
   Expenses                                 -                   -
                           ---------------------------------------
Net Investment Income
  (Loss)                     $     (2,004,146)   $       (957,909)
                           ---------------------------------------
REALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Realized Gains
   (Losses) on Sale of
   Fund Shares               $     (1,418,535)   $      1,210,524
  Capital Gains
   Distributions From
   Mutual Funds                             -             594,836
                           ---------------------------------------
Realized Gains (Losses)
  On Investments                   (1,418,535)          1,805,360
                           ---------------------------------------
Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      (30,793,585)         13,886,837
                           ---------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                 $    (34,216,266)   $     14,734,288
                           =======================================


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2013

                                                                  NET ASSET VALUE   NET ASSET
UNDERLYING FUND                              DIVISION   SHARES       PER SHARE        VALUE           COST      LEVEL /(1)/
---------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund        1        230,426     $ 9.88      $    2,276,610 $    2,168,031     1
VALIC Company I Capital Conservation Fund        7     16,587,454       9.88         163,884,043    169,512,026     1
VALIC Company I Money Market I Fund              2        545,752       1.00             545,752        545,752     1
VALIC Company I Money Market I Fund              6    352,703,021       1.00         352,703,021    352,703,022     1
VALIC Company I Mid Cap Index Fund               4    110,307,925      27.90       3,077,591,111  2,256,706,286     1
VALIC Company I Asset Allocation Fund            5     13,103,871      13.22         173,233,170    156,694,449     1
VALIC Company I Government Securities Fund       8     12,126,774      10.66         129,271,410    129,885,899     1
VALIC Company I Stock Index Fund               10A      3,654,198      34.43         125,814,022     96,084,013     1
VALIC Company I Stock Index Fund               10B        360,243      34.43          12,403,173      9,575,240     1
VALIC Company I Stock Index Fund               10C    113,010,575      34.43       3,890,954,084  3,096,500,954     1
VALIC Company I Stock Index Fund               10D        464,173      34.43          15,981,468     12,327,706     1
VALIC Company I International Equities Fund     11    140,563,757       7.33       1,030,332,337  1,134,772,998     1
VALIC Company I Global Social Awareness
  Fund                                          12     20,008,800      20.13         402,777,134    414,244,599     1
VALIC Company I International Government
  Bond Fund                                     13     14,752,184      11.94         176,141,075    199,676,572     1
VALIC Company I Small Cap Index Fund            14     50,347,703      21.60       1,087,510,376    797,096,987     1
VALIC Company I Core Equity Fund                15     14,813,100      18.14         268,709,631    241,637,672     1
VALIC Company I Growth & Income Fund            16      5,924,712      17.06         101,075,593     94,521,836     1
VALIC Company I Science & Technology Fund       17     36,751,717      24.08         884,981,335    674,944,131     1
VALIC Company I Small Cap Fund                  18     23,950,574      16.19         387,759,789    289,988,273     1
VALIC Company I International Growth Fund       20     41,683,652      14.08         586,905,818    492,087,607     1
VALIC Company I Dividend Value Fund             21     41,529,299      13.15         546,110,278    425,823,690     1
Vanguard Long-Term Investment-Grade Fund        22     23,726,418       9.65         228,959,937    250,814,984     1
Vanguard Long-Term Treasury Fund                23     21,238,591      10.90         231,500,646    246,430,186     1
Vanguard Windsor II Fund                        24     47,235,270      36.77       1,736,840,860  1,383,732,649     1
Vanguard Wellington Fund                        25     46,031,276      37.94       1,746,426,617  1,435,932,452     1
VALIC Company II International Small Cap
  Equity                                        33     36,800,541      15.53         571,512,403    616,282,953     1
VALIC Company II Small Cap Growth Fund          35      5,574,000      18.58         103,564,915     88,836,767     1
VALIC Company II Small Cap Value Fund           36     28,026,761      18.13         508,125,174    365,393,933     1
VALIC Company II Mid Cap Growth Fund            37     12,511,915      10.98         137,380,829    139,765,440     1
VALIC Company II Mid Cap Value Fund             38     34,438,863      24.97         859,938,396    626,415,161     1
VALIC Company II Capital Appreciation Fund      39      2,764,822      15.05          41,610,573     33,068,472     1
VALIC Company II Large Cap Value Fund           40     11,624,806      16.46         191,344,314    183,282,608     1
VALIC Company II Socially Responsible Fund      41     37,673,409      17.01         640,824,689    569,335,776     1
VALIC Company II Money Market II Fund           44    181,703,166       1.00         181,703,162    181,703,162     1
VALIC Company I Nasdaq-100(R) Index Fund        46     23,953,172       8.46         202,643,834    143,613,846     1
VALIC Company II Aggressive Growth
  Lifestyle Fund                                48     39,548,330      11.55         456,783,212    359,655,808     1
VALIC Company II Moderate Growth Lifestyle
  Fund                                          49     44,902,140      15.31         687,451,769    563,187,311     1
VALIC Company II Conservative Growth
  Lifestyle Fund                                50     21,787,633      12.99         283,021,348    258,586,036     1
Vanguard LifeStrategy Growth Fund               52      7,340,986      27.62         202,758,024    162,268,401     1
Vanguard LifeStrategy Moderate Growth Fund      53      9,244,985      23.11         213,651,590    180,076,086     1
Vanguard LifeStrategy Conservative Growth
  Fund                                          54      4,423,161      18.05          79,838,054     77,532,006     1
VALIC Company II Core Bond Fund                 58     62,168,714      10.83         673,287,176    674,251,480     1
VALIC Company II Strategic Bond Fund            59     50,857,795      11.60         589,950,421    568,137,450     1
VALIC Company II High Yield Bond Fund           60     39,555,779       7.92         313,281,767    331,747,395     1
Ariel Fund                                      68      6,463,616      73.68         476,239,189    337,617,903     1
Ariel Appreciation Fund                         69      8,142,859      55.72         453,720,122    347,798,473     1
Lou Holland Growth Fund                         70      2,744,942      26.36          72,356,670     61,671,221     1
VALIC Company I Blue Chip Growth Fund           72     30,138,722      17.62         531,044,284    313,787,692     1
VALIC Company I Health Sciences Fund            73     26,110,195      20.42         533,170,177    311,165,837     1
VALIC Company I Value Fund                      74      7,713,408      13.90         107,216,363    128,039,464     1


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2013

                                                                      NET ASSET VALUE  NET ASSET
UNDERLYING FUND                                   DIVISION   SHARES      PER SHARE       VALUE       COST     LEVEL /(1)/
-------------------------------------------------------------------------------------------------------------------------
VALIC Company I Broad Cap Value Income Fund          75     2,769,367      15.08       41,762,060  32,702,019     1
VALIC Company I Large Cap Core Fund                  76    11,442,278      14.91      170,604,364 134,049,350     1
VALIC Company I Inflation Protected Fund             77    37,057,870      11.07      410,230,619 405,775,078     1
VALIC Company I Growth Fund                          78    57,523,239      16.23      933,602,161 578,281,477     1
VALIC Company I Large Capital Growth Fund            79    27,780,485      14.63      406,428,488 306,983,062     1
SunAmerica 2020 High Watermark Fund                  82     1,301,573       8.90       11,583,997  14,552,675     1
VALIC Company I Mid Cap Strategic Growth Fund        83    17,748,984      16.80      298,182,930 227,685,095     1
VALIC Company I Small Cap Special Values Fund        84    16,925,825      13.73      232,391,582 189,481,282     1
VALIC Company I Small Mid Growth Fund                85     8,385,752      15.16      127,127,996  90,614,797     1
VALIC Company I Small Cap Aggressive Growth Fund     86     6,681,795      16.56      110,650,518  86,448,348     1
VALIC Company I Emerging Economies Fund              87    72,777,803       8.09      588,772,425 653,931,219     1
VALIC Company I Global Strategy Fund                 88    38,392,140      13.97      536,338,199 464,224,953     1
VALIC Company I Foreign Value Fund                   89    85,839,216      11.32      971,699,920 890,672,454     1
VALIC Company I Global Real Estate Fund             101    34,216,387       8.97      306,920,993 280,643,095     1
Invesco Balanced-Risk Commodity Strategy Fund       102    27,376,107       8.87      242,826,067 286,016,392     1
VALIC Company I Dynamic Allocation Fund             103    16,741,713      11.69      195,710,625 181,843,788     1

/(1)/Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                             CAPITAL CONSERVATION       CAPITAL CONSERVATION        MONEY MARKET I FUND
                                                     FUND                       FUND                       FUND
                                           -------------------------------------------------------------------------------
                                                  DIVISION 1                 DIVISION 7                 DIVISION 2
                                           -------------------------------------------------------------------------------
                                             FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                            YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                           DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                               2013         2012         2013          2012          2013         2012
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
 Net Investment Income (Loss)               $  (23,528)  $   28,558  $ (1,771,536) $  2,725,198    $ (5,663)    $ (6,637)
 Net Realized Gains (Losses) From
   Securities Transactions                       3,784       24,637     5,681,151     2,141,618           -            -
 Net Change In Unrealized Appreciation
   (Depreciation) During The Period            (60,843)      75,806   (10,587,220)    3,817,921           -            -
                                           ------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                                   (80,587)     129,001    (6,677,605)    8,684,737      (5,663)      (6,637)
                                           ------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                                       21,378      103,989    14,167,918    18,960,150      48,608       15,797
 Surrenders Of Accumulation Units By
   Terminations And Withdrawals                (97,084)    (217,452)  (20,405,806)  (16,929,611)    (71,189)     (20,805)
 Annuity Benefit Payments                         (310)        (324)       (5,030)       (5,212)          -            -
 Transfers Between Subaccounts (including
   fixed account), Net                         (17,811)    (158,247)  (22,195,936)   32,044,154     (30,328)     (85,511)
 Contract Charges                               (1,032)      (1,130)      (19,474)      (20,778)       (270)        (360)
 Adjustments to Net Assets Allocated to
   Contracts in Payout Period                   10,632      (14,995)      (30,125)       (2,877)          -            -
 Increase (decrease) in Amounts Retained
   in Separate Account A                             -            -             -             -           -            -
                                           ------------------------------------------------------------------------------
 Net Increase (Decrease) In Net Assets
   From Contract Transactions                  (84,227)    (288,159)  (28,488,453)   34,045,826     (53,179)     (90,879)
                                           ------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets       (164,814)    (159,158)  (35,166,058)   42,730,563     (58,842)     (97,516)
NET ASSETS:
Beginning Of Period                          2,434,723    2,593,881   199,039,125   156,308,562     604,479      701,995
                                           ------------------------------------------------------------------------------
End Of Period                               $2,269,909   $2,434,723  $163,873,067  $199,039,125    $545,637     $604,479
                                           ==============================================================================


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                     VALIC COMPANY I                VALIC COMPANY I               VALIC COMPANY I
                                   MONEY MARKET I FUND               MID CAP INDEX               ASSET ALLOCATION
                                          FUND                           FUND                          FUND
                              -----------------------------------------------------------------------------------------
                                       DIVISION 6                     DIVISION 4                    DIVISION 5
                              -----------------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE         FOR THE        FOR THE       FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                   2013           2012           2013            2012           2013          2012
                              -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                     $  (3,371,938) $  (3,537,580) $  (27,044,908) $    1,216,876  $ (1,594,299) $  1,765,351
 Net Realized Gains (Losses)
   From Securities
   Transactions                           -              -     142,177,771     131,657,225     5,633,061     4,396,210
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                                 -              -     659,353,832     236,102,475    18,624,613    10,516,739
                              ----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations         (3,371,938)    (3,537,580)    774,486,695     368,976,576    22,663,375    16,678,300
                              ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners              157,188,345    164,958,144     154,985,379     159,561,905    12,721,785    13,235,394
 Surrenders Of Accumulation
   Units By Terminations
   And Withdrawals              (23,909,454)   (46,365,161)   (249,798,575)   (221,640,676)  (10,594,413)  (11,445,752)
 Annuity Benefit Payments            (1,153)        (1,205)        (98,858)        (82,562)      (17,848)      (19,293)
 Transfers Between
   Subaccounts (including
   fixed account), Net         (146,904,465)  (140,105,607)   (117,797,470)    (77,450,521)   (6,182,066)      422,725
 Contract Charges                  (133,722)      (137,445)       (241,310)       (253,566)      (23,364)      (22,829)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                     (1,759)            22          54,733         (50,639)       16,016       (37,170)
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                     -              -               -               -             -             -
                              ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                 (13,762,208)   (21,651,252)   (212,896,101)   (139,916,059)   (4,079,890)    2,133,075
                              ----------------------------------------------------------------------------------------
Total Increase (Decrease) In
  Net Assets                    (17,134,146)   (25,188,832)    561,590,594     229,060,517    18,583,485    18,811,375

NET ASSETS:
Beginning Of Period             369,794,387    394,983,219   2,515,664,531   2,286,604,014   154,635,391   135,824,016
                              ----------------------------------------------------------------------------------------
End Of Period                 $ 352,660,241  $ 369,794,387  $3,077,255,125  $2,515,664,531  $173,218,876  $154,635,391
                              ========================================================================================


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                             GOVERNMENT SECURITIES            STOCK INDEX                STOCK INDEX
                                     FUND                        FUND                       FUND
                          --------------------------------------------------------------------------------
                                  DIVISION 8                 DIVISION 10A               DIVISION 10B
                          --------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                              2013          2012          2013          2012          2013         2012
                          --------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (1,086,852) $  1,718,051  $ (1,183,673) $    751,947  $   (39,531) $   110,867
  Net Realized Gains
   (Losses) From
   Securities
   Transactions                553,489     1,738,736     1,843,053     1,809,570      275,984      188,687
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               (5,212,734)     (398,249)   30,735,902    12,339,223    2,811,123    1,094,707
                          --------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                (5,746,097)    3,058,538    31,395,282    14,900,740    3,047,576    1,394,261
                          --------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners           6,526,484     8,773,824     1,290,820     1,488,459      308,879       38,922
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (12,077,544)  (10,978,359)  (11,977,875)  (11,552,328)    (834,608)    (903,863)
  Annuity Benefit
   Payments                     (6,233)      (32,974)     (329,343)     (226,647)     (35,878)     (30,923)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net            25,181,292    (2,051,279)   (2,464,305)   (3,918,580)    (100,848)    (182,308)
  Contract Charges             (16,314)      (17,807)            -             -            -            -
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                      (28,442)       11,199        68,218      (154,614)      17,869       21,053
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -             -            -            -
                          --------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions             19,579,243    (4,295,396)  (13,412,485)  (14,363,710)    (644,586)  (1,057,119)
                          --------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    13,833,146    (1,236,858)   17,982,797       537,030    2,402,990      337,142

NET ASSETS:
Beginning Of Period        115,431,975   116,668,833   107,820,101   107,283,071   10,000,321    9,663,179
                          --------------------------------------------------------------------------------
End Of Period             $129,265,121  $115,431,975  $125,802,898  $107,820,101  $12,403,311  $10,000,321
                          ================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                  VALIC COMPANY I              VALIC COMPANY I             VALIC COMPANY I
                                    STOCK INDEX                  STOCK INDEX            INTERNATIONAL EQUITIES
                                       FUND                         FUND                         FUND
                          ---------------------------------------------------------------------------------------
                                   DIVISION 10C                 DIVISION 10D                 DIVISION 11
                          ---------------------------------------------------------------------------------------
                             FOR THE         FOR THE        FOR THE      FOR THE       FOR THE         FOR THE
                            YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED
                           DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                               2013            2012           2013         2012          2013            2012
                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $  (33,561,755) $   24,198,075  $  (149,623) $    98,913  $   (9,379,181) $  15,022,553
  Net Realized Gains
   (Losses) From
   Securities
   Transactions              103,293,811      53,086,381      312,937      165,641      48,799,376     15,730,039
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period                868,317,968     342,596,122    3,823,000    1,522,449     120,396,170     98,808,340
                          ---------------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                 938,050,024     419,880,578    3,986,314    1,787,003     159,816,365    129,560,932
                          ---------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners           173,406,432     179,653,547      338,211      227,637      86,330,309     73,665,696
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals              (305,531,866)   (283,988,325)  (1,700,741)    (821,697)    (86,197,308)   (74,809,276)
  Annuity Benefit
   Payments                     (248,448)       (217,821)      (9,840)      (8,506)        (15,934)       (14,338)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net             (76,354,141)   (100,721,733)    (337,153)    (110,534)       (345,664)  (109,579,825)
  Contract Charges              (435,228)       (466,380)      (2,910)      (3,135)        (94,842)       (97,356)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                         72,942          63,403        3,558      (16,821)         10,630        (12,592)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                  -               -            -            -               -              -
                          ---------------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions             (209,090,309)   (205,677,309)  (1,708,875)    (733,056)       (312,809)  (110,847,691)
                          ---------------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                     728,959,715     214,203,269    2,277,439    1,053,947     159,503,556     18,713,241

NET ASSETS:
Beginning Of Period        3,161,604,753   2,947,401,484   13,704,278   12,650,331     870,641,906    851,928,665
                          ---------------------------------------------------------------------------------------
End Of Period             $3,890,564,468  $3,161,604,753  $15,981,717  $13,704,278  $1,030,145,462  $ 870,641,906
                          =======================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                VALIC COMPANY I             VALIC COMPANY I              VALIC COMPANY I
                            GLOBAL SOCIAL AWARENESS      INT'L GOVERNMENT BOND           SMALL CAP INDEX
                                     FUND                        FUND                         FUND
                          ------------------------------------------------------------------------------------
                                  DIVISION 12                 DIVISION 13                  DIVISION 14
                          ------------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              2013          2012          2013          2012           2013           2012
                          ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (2,933,377) $  2,298,148  $ (1,734,941) $  4,250,356  $   (9,153,412) $  2,724,840
  Net Realized Gains
   (Losses) From
   Securities
   Transactions             12,716,893    11,673,566     1,965,556    12,720,375      48,974,525    33,638,388
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               67,560,000    25,472,067   (12,885,504)   (3,030,631)    264,608,253    81,311,469
                          ------------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                77,343,516    39,443,781   (12,654,889)   13,940,100     304,429,366   117,674,697
                          ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          13,540,162    12,793,225    14,024,680    18,152,641      61,640,763    64,548,185
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (27,745,368)  (20,602,518)  (16,304,936)  (16,705,656)    (80,658,503)  (70,633,012)
  Annuity Benefit
   Payments                    (11,478)       (9,789)       (3,252)       (3,470)        (37,130)      (30,337)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net            71,939,593   (19,964,393)    8,344,494   (34,455,013)    (44,669,486)  (75,756,189)
  Contract Charges             (51,217)      (55,419)      (22,373)      (24,672)       (123,526)     (132,893)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                      154,927       (12,653)      (13,894)       (3,842)        (20,288)      (31,570)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -             -               -             -
                          ------------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions             57,826,619   (27,851,547)    6,024,719   (33,040,012)    (63,868,170)  (82,035,816)
                          ------------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                   135,170,135    11,592,234    (6,630,170)  (19,099,912)    240,561,196    35,638,881

NET ASSETS:
Beginning Of Period        267,575,671   255,983,437   182,726,710   201,826,622     846,828,061   811,189,180
                          ------------------------------------------------------------------------------------
End Of Period             $402,745,806  $267,575,671  $176,096,540  $182,726,710  $1,087,389,257  $846,828,061
                          ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                VALIC COMPANY I            VALIC COMPANY I             VALIC COMPANY I
                                  CORE EQUITY              GROWTH & INCOME          SCIENCE & TECHNOLOGY
                                     FUND                        FUND                       FUND
                          ---------------------------------------------------------------------------------
                                  DIVISION 15                DIVISION 16                 DIVISION 17
                          ---------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              2013          2012          2013          2012         2013          2012
                          ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (2,339,756) $  1,166,476  $   (873,626) $   (49,301) $ (7,194,528) $ (6,873,146)
  Net Realized Gains
   (Losses) From
   Securities
   Transactions             11,541,906     8,587,570     3,869,725    3,090,656    48,175,975    43,597,168
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               61,000,740    17,571,114    21,665,523    6,204,511   225,727,507    38,716,511
                          ---------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                70,202,890    27,325,160    24,661,622    9,245,866   266,708,954    75,440,533
                          ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners           5,457,332     6,834,014     4,103,549    5,289,347    22,167,407    26,231,625
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (19,140,776)  (17,589,220)   (7,816,449)  (7,078,202)  (59,559,542)  (57,269,173)
  Annuity Benefit
   Payments                    (13,472)      (13,127)       (3,152)      (4,043)      (34,277)      (30,274)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net            (7,630,544)  (10,312,312)     (263,452)  (3,165,691)  (34,672,574)  (40,942,771)
  Contract Charges             (58,395)      (64,314)      (16,848)     (18,046)     (188,115)     (206,527)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                       (2,916)      (24,414)       16,044      (24,635)      148,035       (23,104)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -            -             -             -
                          ---------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions            (21,388,771)  (21,169,373)   (3,980,308)  (5,001,270)  (72,139,066)  (72,240,224)
                          ---------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    48,814,119     6,155,787    20,681,314    4,244,596   194,569,888     3,200,309

NET ASSETS:
Beginning Of Period        219,871,133   213,715,346    80,379,951   76,135,355   690,337,080   687,136,771
                          ---------------------------------------------------------------------------------
End Of Period             $268,685,252  $219,871,133  $101,061,265  $80,379,951  $884,906,968  $690,337,080
                          =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                         VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                            SMALL CAP             INTERNATIONAL GROWTH           DIVIDEND VALUE
                                              FUND                        FUND                        FUND
                                   -----------------------------------------------------------------------------------
                                           DIVISION 18                 DIVISION 20                 DIVISION 21
                                   -----------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2013          2012          2013          2012          2013          2012
                                   -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (3,399,671) $ (2,793,981) $ (5,382,894) $  3,586,540  $ (4,679,955) $  2,857,676
 Net Realized Gains (Losses) From
   Securities Transactions           27,627,217    19,341,825    51,329,047    17,382,719    35,480,099     4,322,721
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 91,541,204    26,335,456    58,543,569    71,197,699    90,317,385    23,691,743
                                   ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                   115,768,750    42,883,300   104,489,722    92,166,958   121,117,529    30,872,140
                                   ----------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                            10,555,648    10,271,873    28,832,874    31,746,932    56,177,223    44,111,993
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                      (29,923,426)  (27,031,968)  (58,442,145)  (48,250,342)  (43,966,896)  (26,890,196)
 Annuity Benefit Payments               (22,239)      (18,370)      (24,531)      (21,297)       (5,683)       (4,940)
 Transfers Between Subaccounts
   (including fixed account), Net   (20,679,500)  (16,647,531)  (61,397,559)   14,959,378    (1,813,779)  128,761,107
 Contract Charges                       (53,961)      (58,749)      (59,201)      (64,914)      (68,503)      (44,716)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (4,595)       (3,730)       47,853       (12,243)      (27,358)       (9,812)
 Increase (decrease) in Amounts
   Retained in Separate Account A             -             -             -             -             -             -
                                   ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (40,128,073)  (33,488,475)  (91,042,709)   (1,642,486)   10,295,004   145,923,436
                                   ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             75,640,677     9,394,825    13,447,013    90,524,472   131,412,533   176,795,576

NET ASSETS:
Beginning Of Period                 312,089,807   302,694,982   573,396,974   482,872,502   414,564,573   237,768,997
                                   ----------------------------------------------------------------------------------
End Of Period                      $387,730,484  $312,089,807  $586,843,987  $573,396,974  $545,977,106  $414,564,573
                                   ==================================================================================


  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                           VANGUARD                    VANGUARD                      VANGUARD
                                     LONG-TERM INVESTMENT         LONG-TERM TREASURY                WINDSOR II
                                        GRADE FUND FUND                  FUND                          FUND
                                  ---------------------------------------------------------------------------------------
                                          DIVISION 22                 DIVISION 23                   DIVISION 24
                                  ---------------------------------------------------------------------------------------
                                    FOR THE       FOR THE       FOR THE       FOR THE        FOR THE         FOR THE
                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2013          2012          2013          2012           2013            2012
                                  ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)     $ 10,312,136  $ 10,593,031  $  6,021,129  $  6,081,926  $   14,878,828  $   16,291,365
 Net Realized Gains (Losses)
   From Securities
   Transactions                     21,303,211    10,306,424     1,890,965    12,688,600      94,559,102      10,279,886
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period               (51,297,380)    7,217,802   (49,864,009)  (10,693,770)    295,217,136     178,537,096
                                  --------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations           (19,682,033)   28,117,257   (41,951,915)    8,076,756     404,655,066     205,108,347
                                  --------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                  25,987,053    34,647,395    13,107,431    23,667,681      80,488,442      86,604,155
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                     (24,315,248)  (24,675,581)  (27,596,226)  (33,084,573)   (140,640,186)   (137,023,796)
 Annuity Benefit Payments               (5,929)       (6,320)       (3,907)       (4,350)        (38,482)        (33,107)
 Transfers Between
   Subaccounts (including
   fixed account), Net             (77,983,918)   34,228,458   (40,143,712)  (10,774,452)    (39,002,813)   (100,601,067)
 Contract Charges                      (26,021)      (27,496)      (40,808)      (45,566)       (207,364)       (221,378)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                          (275)        3,552        (6,811)        1,530          (3,893)        (17,237)
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                        -             -             -             -               -               -
                                  --------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                    (76,344,338)   44,170,008   (54,684,033)  (20,239,730)    (99,404,296)   (151,292,430)
                                  --------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                           (96,026,371)   72,287,265   (96,635,948)  (12,162,974)    305,250,770      53,815,917

NET ASSETS:
Beginning Of Period                324,947,557   252,660,292   328,114,879   340,277,853   1,431,447,615   1,377,631,698
                                  --------------------------------------------------------------------------------------
End Of Period                     $228,921,186  $324,947,557  $231,478,931  $328,114,879  $1,736,698,385  $1,431,447,615
                                  ======================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                              VANGUARD                   VALIC COMPANY II              VALIC COMPANY II
                                             WELLINGTON            INTERNATIONAL SMALL CAP EQUITY      SMALL CAP GROWTH
                                                FUND                           FUND                          FUND
                                   -----------------------------------------------------------------------------------------
                                             DIVISION 25                   DIVISION 33                   DIVISION 35
                                   -----------------------------------------------------------------------------------------
                                      FOR THE         FOR THE        FOR THE         FOR THE        FOR THE       FOR THE
                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                        2013            2012           2013            2012           2013          2012
                                   -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $   22,309,426  $   25,247,005  $ (3,910,253)  $   6,660,384   $   (614,602) $  (533,350)
 Net Realized Gains (Losses)
   From Securities
   Transactions                        91,004,779      38,196,146    25,759,898      24,661,789      9,791,138   13,362,539
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  161,658,340      98,235,509    77,661,424      69,861,221     23,613,669   (4,716,493)
                                   ----------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                     274,972,545     161,678,660    99,511,069     101,183,394     32,790,205    8,112,696
                                   ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    112,564,341     115,827,792    43,892,042      40,658,610      8,348,842    8,339,414
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (158,831,616)   (149,452,317)  (48,496,340)    (52,016,940)    (7,854,844)  (7,144,974)
 Annuity Benefit Payments                 (74,025)        (66,485)       (5,515)         (4,038)             -            -
 Transfers Between
   Subaccounts (including
   fixed account), Net                (19,265,660)    (74,025,827)  (24,607,131)   (108,363,687)    (4,188,813)  (5,444,296)
 Contract Charges                        (193,406)       (203,398)      (73,050)        (77,183)        (9,620)     (10,065)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                          229,781        (149,275)       19,793             668         (1,201)        (536)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                    -               -             -               -              -            -
                                   ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (65,570,585)   (108,069,510)  (29,270,201)   (119,802,570)    (3,705,636)  (4,260,457)
                                   ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              209,401,960      53,609,150    70,240,868     (18,619,176)    29,084,569    3,852,239

NET ASSETS:
Beginning Of Period                 1,537,119,319   1,483,510,169   501,215,393     519,834,569     74,470,113   70,617,874
                                   ----------------------------------------------------------------------------------------
End Of Period                      $1,746,521,279  $1,537,119,319  $571,456,261   $ 501,215,393   $103,554,682  $74,470,113
                                   ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                               VALIC COMPANY II            VALIC COMPANY II            VALIC COMPANY II
                                SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                     FUND                        FUND                        FUND
                          ----------------------------------------------------------------------------------
                                  DIVISION 36                 DIVISION 37                 DIVISION 38
                          ----------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              2013          2012          2013          2012          2013          2012
                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (3,367,851) $   (719,406) $   (873,624) $   (832,412) $ (5,505,213) $ (1,695,968)
  Net Realized Gains
   (Losses) From
   Securities
   Transactions             32,955,534    19,977,897    14,649,225    22,328,026    55,485,609    15,438,367
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period              111,770,039    35,005,320    17,998,147    (6,380,567)  176,082,156   107,560,828
                          ----------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations               141,357,722    54,263,811    31,773,748    15,115,047   226,062,552   121,303,227
                          ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          38,246,535    35,048,419    10,413,664    12,910,043    47,170,509    48,776,533
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (41,218,909)  (41,798,271)  (11,114,071)  (12,892,161)  (73,664,832)  (62,380,555)
  Annuity Benefit
   Payments                     (6,670)       (4,614)          (46)          (88)      (11,313)       (9,425)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net           (50,968,685)  (10,535,910)  (11,596,817)  (37,553,416)  (40,093,477)   12,838,237
  Contract Charges             (65,122)      (67,023)      (31,174)      (41,847)      (81,159)      (84,382)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                       80,476       (11,697)       (2,567)       (1,012)        2,636         1,008
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -             -             -             -
                          ----------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions            (53,932,375)  (17,369,096)  (12,331,011)  (37,578,481)  (66,677,636)     (858,584)
                          ----------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    87,425,347    36,894,715    19,442,737   (22,463,434)  159,384,916   120,444,643

NET ASSETS:
Beginning Of Period        420,658,370   383,763,655   117,917,279   140,380,713   700,449,580   580,004,937
                          ----------------------------------------------------------------------------------
End Of Period             $508,083,717  $420,658,370  $137,360,016  $117,917,279  $859,834,496  $700,449,580
                          ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                              VALIC COMPANY II           VALIC COMPANY II             VALIC COMPANY II
                            CAPITAL APPRECIATION          LARGE CAP VALUE           SOCIALLY RESPONSIBLE
                                    FUND                       FUND                         FUND
                          ---------------------------------------------------------------------------------
                                 DIVISION 39                DIVISION 40                 DIVISION 41
                          ---------------------------------------------------------------------------------
                            FOR THE      FOR THE      FOR THE       FOR THE       FOR THE        FOR THE
                           YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                          DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                              2013         2012         2013          2012          2013           2012
                          ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $  (262,687) $   (76,191) $ (1,241,405) $    930,228  $ (4,309,678) $   4,353,386
  Net Realized Gains
   (Losses) From
   Securities
   Transactions             2,952,840    1,893,975     8,498,534     8,326,232    40,646,295     87,647,546
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               8,549,599    3,008,753    43,240,600    14,041,628   138,285,274     (5,248,946)
                          ---------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations               11,239,752    4,826,537    50,497,729    23,298,088   174,621,891     86,751,986
                          ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          2,931,260    3,276,143    12,334,115    14,918,338    37,922,120     45,490,873
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (3,622,574)  (2,456,271)  (15,360,341)  (13,697,011)  (57,108,477)   (65,260,569)
  Annuity Benefit
   Payments                         -            -           (27)          (47)       (3,634)        (3,535)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net           (2,809,400)       9,328    (7,662,543)  (28,124,340)  (51,380,823)  (186,343,090)
  Contract Charges             (3,615)      (3,814)      (38,208)      (47,581)      (57,068)       (57,836)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                           -            -       (13,438)         (766)      (10,384)           185
  Increase (decrease) in
   Amounts Retained in
   Separate Account A               -            -             -             -             -              -
                          ---------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions            (3,504,329)     825,386   (10,740,442)  (26,951,407)  (70,638,266)  (206,173,972)
                          ---------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    7,735,423    5,651,923    39,757,287    (3,653,319)  103,983,625   (119,421,986)

NET ASSETS:
Beginning Of Period        33,868,335   28,216,412   151,544,006   155,197,325   536,742,052    656,164,038
                          ---------------------------------------------------------------------------------
End Of Period             $41,603,758  $33,868,335  $191,301,293  $151,544,006  $640,725,677  $ 536,742,052
                          =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                               VALIC COMPANY II             VALIC COMPANY I            VALIC COMPANY II
                                MONEY MARKET II          NASDAQ-100 (R) INDEX          AGGRESSIVE GROWTH
                                     FUND                        FUND                   LIFESTYLE FUND
                          ----------------------------------------------------------------------------------
                                  DIVISION 44                 DIVISION 46                 DIVISION 48
                          ----------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              2013          2012          2013          2012          2013          2012
                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (1,252,625) $ (1,299,660) $ (1,668,211) $   (683,110) $ (2,843,905) $  2,334,017
  Net Realized Gains
   (Losses) From
   Securities
   Transactions                     (1)            -    10,439,476    10,103,088     7,029,114     1,523,238
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period                        1             -    43,947,634    10,186,939    71,714,292    31,859,862
                          ----------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                (1,252,625)   (1,299,660)   52,718,899    19,606,917    75,899,501    35,717,117
                          ----------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          77,771,263    82,918,248    17,400,838    16,419,452    78,448,072    83,645,125
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals              (4,327,056)  (21,659,208)  (12,881,402)  (11,827,352)  (24,073,878)  (15,025,903)
  Annuity Benefit
   Payments                     (3,198)       (3,366)       (1,083)         (978)       (4,145)       (3,274)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net           (63,056,892)  (79,407,945)   (9,584,278)   15,746,969   (10,514,440)   17,852,162
  Contract Charges             (25,633)      (27,297)      (21,259)      (20,356)      (54,894)      (45,409)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                       (1,171)          519         1,597             3        14,805           (26)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -             -             -             -
                          ----------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions             10,357,313   (18,179,049)   (5,085,587)   20,317,738    43,815,520    86,422,675
                          ----------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                     9,104,688   (19,478,709)   47,633,312    39,924,655   119,715,021   122,139,792
NET ASSETS:
Beginning Of Period        172,581,493   192,060,202   154,991,458   115,066,803   336,975,448   214,835,656
                          ----------------------------------------------------------------------------------
End Of Period             $181,686,181  $172,581,493  $202,624,770  $154,991,458  $456,690,469  $336,975,448
                          ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VALIC COMPANY II            VALIC COMPANY II          VANGUARD LIFESTRATEGY
                                                MODERATE GROWTH           CONSERVATIVE GROWTH               GROWTH
                                                LIFESTYLE FUND              LIFESTYLE FUND                   FUND
                                          ----------------------------------------------------------------------------------
                                                  DIVISION 49                 DIVISION 50                 DIVISION 52
                                          ----------------------------------------------------------------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2013          2012          2013          2012          2013          2012
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
 Net Investment Income (Loss)             $ (4,290,012) $  4,613,457  $ (1,875,193) $  2,841,585  $  1,588,568  $  1,847,023
 Net Realized Gains (Losses) From
   Securities Transactions                   4,982,573     9,580,416     6,442,718     9,698,441     2,070,978     2,820,906
 Net Change In Unrealized Appreciation
   (Depreciation) During The Period         86,309,411    32,790,898    16,481,791     5,185,928    29,522,687    14,556,542
                                          ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                                87,001,972    46,984,771    21,049,316    17,725,954    33,182,233    19,224,471
                                          ----------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                                  148,096,745   132,140,519    69,894,512    66,994,886    18,762,101    21,577,637
 Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (41,635,063)  (24,605,711)  (21,527,673)  (30,855,603)  (14,153,066)  (13,323,606)
 Annuity Benefit Payments                       (1,771)         (455)            -             -          (391)         (351)
 Transfers Between Subaccounts
   (including fixed account), Net           (4,551,550)   30,448,089    (2,995,028)   26,892,626    (1,695,167)   (7,777,895)
 Contract Charges                              (88,540)      (70,654)      (33,504)      (25,205)      (27,368)      (27,681)
 Adjustments to Net Assets Allocated to
   Contracts in Payout Period                      917            31        (1,815)      (24,753)       (3,162)       (2,280)
 Increase (decrease) in Amounts Retained
   in Separate Account A                             -             -             -             -             -             -
                                          ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net Assets
   From Contract Transactions              101,820,738   137,911,819    45,336,492    62,981,951     2,882,947       445,824
                                          ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets    188,822,710   184,896,590    66,385,808    80,707,905    36,065,180    19,670,295

NET ASSETS:
Beginning Of Period                        498,521,281   313,624,691   216,626,595   135,918,690   166,667,857   146,997,562
                                          ----------------------------------------------------------------------------------
End Of Period                             $687,343,991  $498,521,281  $283,012,403  $216,626,595  $202,733,037  $166,667,857
                                          ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                             VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY        VALIC COMPANY II
                                                MODERATE GROWTH          CONSERVATIVE GROWTH             CORE BOND
                                                     FUND                       FUND                       FUND
                                          --------------------------------------------------------------------------------
                                                  DIVISION 53                DIVISION 54                DIVISION 58
                                          --------------------------------------------------------------------------------
                                            FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                              2013          2012          2013         2012         2013          2012
                                          --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $  1,610,338  $  2,039,251  $   613,055  $   776,270  $ (3,920,825) $  9,648,767
  Net Realized Gains (Losses) From
   Securities Transactions                   2,609,100     4,148,895    4,972,030    3,181,307     2,650,456    16,300,596
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         21,332,026    11,247,298      238,352    1,178,232   (11,880,460)      597,855
                                          --------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                                25,551,464    17,435,444    5,823,437    5,135,809   (13,150,829)   26,547,218
                                          --------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    26,153,149    28,406,341   11,691,325   12,009,558    59,518,449    53,393,881
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (20,671,656)  (16,848,762)  (9,577,891)  (8,685,741)  (53,075,436)  (44,736,456)
  Annuity Benefit Payments                        (550)         (511)        (508)        (499)       (1,466)       (1,559)
  Transfers Between Subaccounts
   (including fixed account), Net           (4,908,243)   (6,686,269)  (2,344,441)   1,684,940   220,070,659    46,098,116
  Contract Charges                             (31,041)      (30,689)     (10,788)     (10,558)      (38,553)      (29,164)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                  (515)           17       (5,121)          41        (2,602)          257
  Increase (decrease) in Amounts
   Retained in Separate Account A                    -             -            -            -             -             -
                                          --------------------------------------------------------------------------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions                  541,144     4,840,127     (247,424)   4,997,741   226,471,051    54,725,075
                                          --------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets     26,092,608    22,275,571    5,576,013   10,133,550   213,320,222    81,272,293

NET ASSETS:
Beginning Of Period                        187,531,613   165,256,042   74,253,770   64,120,220   459,846,791   378,574,498
                                          --------------------------------------------------------------------------------
End Of Period                             $213,624,221  $187,531,613  $79,829,783  $74,253,770  $673,167,013  $459,846,791
                                          ================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VALIC COMPANY II            VALIC COMPANY II
                                                STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                                     FUND                        FUND                        FUND
                                          ----------------------------------------------------------------------------------
                                                  DIVISION 59                 DIVISION 60                 DIVISION 68
                                          ----------------------------------------------------------------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2013          2012          2013          2012          2013          2012
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ (4,380,170) $ 18,646,452  $ (2,218,687) $ 13,497,938  $ (1,189,756) $     81,375
  Net Realized Gains (Losses) From
   Securities Transactions                   5,409,632     7,883,101    14,286,841     3,292,826    24,348,034    11,755,341
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         (4,834,717)   31,720,446     1,289,681    12,946,413   124,172,130    48,149,551
                                          ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                                (3,805,255)   58,249,999    13,357,835    29,737,177   147,330,408    59,986,267
                                          ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    72,063,693    81,547,152    33,965,169    29,489,386    17,676,912    19,131,077
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (55,547,507)  (49,271,539)  (28,587,845)  (23,530,160)  (34,439,232)  (31,582,603)
  Annuity Benefit Payments                      (7,263)       (7,952)         (842)         (844)      (12,747)      (35,962)
  Transfers Between Subaccounts
   (including fixed account), Net          (26,700,624)   39,102,687    (5,862,071)   47,880,038    (3,704,881)  (26,291,426)
  Contract Charges                             (58,101)      (54,356)      (37,155)      (33,264)      (55,363)      (59,759)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period                (5,194)      (14,804)          203            51       (48,576)          339
  Increase (decrease) in Amounts
   Retained in Separate Account A                    -             -             -             -             -             -
                                          ----------------------------------------------------------------------------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions              (10,254,996)   71,301,188      (522,541)   53,805,207   (20,583,887)  (38,838,334)
                                          ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets    (14,060,251)  129,551,187    12,835,294    83,542,384   126,746,521    21,147,933

NET ASSETS:
Beginning Of Period                        603,910,689   474,359,502   300,386,861   216,844,477   349,449,591   328,301,658
                                          ----------------------------------------------------------------------------------
End Of Period                             $589,850,438  $603,910,689  $313,222,155  $300,386,861  $476,196,112  $349,449,591
                                          ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                     ARIEL                   LOU HOLLAND              VALIC COMPANY I
                                                 APPRECIATION                  GROWTH                BLUE CHIP GROWTH
                                                     FUND                       FUND                       FUND
                                          --------------------------------------------------------------------------------
                                                  DIVISION 69                DIVISION 70                DIVISION 72
                                          --------------------------------------------------------------------------------
                                            FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                              2013          2012          2013         2012         2013          2012
                                          --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $   (139,229) $   (324,459) $  (613,727) $  (518,290) $ (4,481,593) $ (3,635,266)
  Net Realized Gains (Losses) From
   Securities Transactions                  40,801,624    39,394,523   11,354,592    6,734,916    25,490,990    13,454,036
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period         95,260,581     6,845,599    7,413,553     (176,115)  135,521,250    49,742,906
                                          --------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                               135,922,976    45,915,663   18,154,418    6,040,511   156,530,647    59,561,676
                                          --------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    30,590,098    19,222,024    2,799,768    4,775,741    38,890,472    45,510,301
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (30,073,675)  (23,052,781)  (6,432,910)  (4,384,069)  (41,390,956)  (38,018,978)
  Annuity Benefit Payments                     (14,021)      (41,375)      (1,129)      (1,013)       (2,562)       (2,292)
  Transfers Between Subaccounts
   (including fixed account), Net           29,795,225   (10,129,913)  (4,719,618)     960,154   (30,541,443)  (11,684,265)
  Contract Charges                             (44,955)      (47,290)      (4,237)      (4,673)      (67,405)      (66,837)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period              (117,066)      (11,532)        (195)          28         4,451          (137)
  Increase (decrease) in Amounts
   Retained in Separate Account A                    -             -            -            -             -             -
                                          --------------------------------------------------------------------------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               30,135,606   (14,060,867)  (8,358,321)   1,346,168   (33,107,443)   (4,262,208)
                                          --------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets    166,058,582    31,854,796    9,796,097    7,386,679   123,423,204    55,299,468

NET ASSETS:
Beginning Of Period                        287,614,645   255,759,849   62,550,534   55,163,855   407,535,038   352,235,570
                                          --------------------------------------------------------------------------------
End Of Period                             $453,673,227  $287,614,645  $72,346,631  $62,550,534  $530,958,242  $407,535,038
                                          ================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                                                HEALTH SCIENCES                  VALUE             BROAD CAP VALUE INCOME
                                                     FUND                        FUND                       FUND
                                          --------------------------------------------------------------------------------
                                                  DIVISION 73                 DIVISION 74                DIVISION 75
                                          --------------------------------------------------------------------------------
                                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                              2013          2012          2013          2012          2013         2012
                                          --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net Investment Income (Loss)            $ (4,099,765) $ (2,686,977) $   (968,806) $  1,212,593  $  (376,117) $   (89,369)
  Net Realized Gains (Losses) From
   Securities Transactions                   9,148,838    25,406,696     6,920,206    16,469,110    3,355,755    1,768,400
  Net Change In Unrealized Appreciation
   (Depreciation) During The Period        162,146,104    44,970,145    20,225,266    (1,313,941)   8,071,038    1,847,757
                                          --------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations                               167,195,177    67,689,864    26,176,666    16,367,762   11,050,676    3,526,788
                                          --------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
  Payments Received From Contract Owners    41,894,070    26,397,686     6,211,662     8,572,673    3,604,045    3,241,098
  Surrenders Of Accumulation Units By
   Terminations And Withdrawals            (32,345,980)  (21,843,261)   (9,822,248)  (10,297,261)  (3,029,083)  (2,389,322)
  Annuity Benefit Payments                     (13,858)       (8,627)           (9)          (17)           -            -
  Transfers Between Subaccounts
   (including fixed account), Net           41,095,885    29,766,487    (6,712,098)  (38,267,274)  (1,332,418)     492,286
  Contract Charges                             (43,404)      (36,079)      (10,156)      (14,087)      (3,767)      (3,810)
  Adjustments to Net Assets Allocated
   to Contracts in Payout Period               (70,361)       38,805          (289)            2            -            -
  Increase (decrease) in Amounts
   Retained in Separate Account A                    -             -             -             -            -            -
                                          --------------------------------------------------------------------------------
  Net Increase (Decrease) In Net Assets
   From Contract Transactions               50,516,352    34,315,011   (10,333,138)  (40,005,964)    (761,223)   1,340,252
                                          --------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets    217,711,529   102,004,875    15,843,528   (23,638,202)  10,289,453    4,867,040

NET ASSETS:
Beginning Of Period                        315,415,542   213,410,667    91,345,014   114,983,216   31,466,600   26,599,560
                                          --------------------------------------------------------------------------------
End Of Period                             $533,127,071  $315,415,542  $107,188,542  $ 91,345,014  $41,756,053  $31,466,600
                                          ================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                LARGE CAP CORE            INFLATION PROTECTED               GROWTH
                                     FUND                        FUND                        FUND
                          ----------------------------------------------------------------------------------
                                  DIVISION 76                 DIVISION 77                 DIVISION 78
                          ----------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              2013          2012          2013          2012          2013          2012
                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (1,483,880) $     88,317  $ (4,058,532) $  6,779,778  $ (7,880,765) $ (1,856,741)
  Net Realized Gains
   (Losses) From
   Securities
   Transactions              8,867,991    22,607,798     7,087,397     6,220,144    44,272,430    15,055,955
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               38,552,041    (1,376,202)  (37,483,118)   11,813,839   182,566,015    83,680,280
                          ----------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                45,936,152    21,319,913   (34,454,253)   24,813,761   218,957,680    96,879,494
                          ----------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          12,284,687    13,566,481    43,684,068    68,232,153    36,846,819    44,809,897
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (14,495,110)  (11,989,113)  (40,370,198)  (32,708,337)  (62,749,045)  (64,609,390)
  Annuity Benefit
   Payments                     (3,419)       (2,833)       (1,349)       (2,118)      (19,514)      (17,779)
  Transfers Between
   Subaccounts
   (including fixed
   account), Net            (9,253,729)  (11,097,463)   28,061,374    22,334,346   (49,146,679)    9,597,065
  Contract Charges             (29,452)      (38,326)      (47,478)      (38,166)     (163,037)     (177,373)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                        3,768         1,429        10,005       (12,419)       29,161          (496)
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -             -             -             -             -
                          ----------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions            (11,493,255)   (9,559,825)   31,336,422    57,805,459   (75,202,295)  (10,398,076)
                          ----------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    34,442,897    11,760,088    (3,117,831)   82,619,220   143,755,385    86,481,418

NET ASSETS:
Beginning Of Period        136,137,093   124,377,005   413,283,504   330,664,284   789,736,366   703,254,948
                          ----------------------------------------------------------------------------------
End Of Period             $170,579,990  $136,137,093  $410,165,673  $413,283,504  $933,491,751  $789,736,366
                          ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                VALIC COMPANY I               SUNAMERICA                SUNAMERICA
                           LARGE CAPITAL GROWTH FUND     2015 HIGH WATERMARK        2020 HIGH WATERMARK
                                     FUND                        FUND                      FUND
                          -------------------------------------------------------------------------------
                                  DIVISION 79                DIVISION 81                DIVISION 82
                          -------------------------------------------------------------------------------
                            FOR THE       FOR THE       FOR THE      FOR THE       FOR THE      FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                              2013          2012          2013         2012          2013         2012
                          -------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net Investment Income
   (Loss)                 $ (3,530,769) $ (2,669,078)      $-      $   (188,339) $   173,193  $   191,945
  Net Realized Gains
   (Losses) From
   Securities
   Transactions             14,377,246    31,983,202        -          (588,322)     490,022    1,124,396
  Net Change In
   Unrealized
   Appreciation
   (Depreciation) During
   The Period               87,760,790     8,755,878        -           697,471   (1,630,523)    (790,780)
                          -------------------------------------------------------------------------------
Increase (Decrease) In
  Net Assets From
  Operations                98,607,267    38,070,002        -           (79,190)    (967,308)     525,561
                          -------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
  Payments Received From
   Contract Owners          11,890,698    17,129,972        -            82,037       36,751    1,313,562
  Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals             (30,676,879)  (32,853,887)       -        (2,248,390)  (1,752,005)  (2,490,422)
  Annuity Benefit
   Payments                    (10,048)       (8,993)       -                 -            -            -
  Transfers Between
   Subaccounts
   (including fixed
   account), Net           (16,542,518)  (16,630,823)       -       (18,215,041)  (1,447,474)  (2,380,243)
  Contract Charges             (89,788)      (97,358)       -            (3,354)      (3,138)      (3,541)
  Adjustments to Net
   Assets Allocated to
   Contracts in Payout
   Period                       (8,781)          989        -                 -            -            -
  Increase (decrease) in
   Amounts Retained in
   Separate Account A                -             -        -                 -            -            -
                          -------------------------------------------------------------------------------
  Net Increase
   (Decrease) In Net
   Assets From Contract
   Transactions            (35,437,316)  (32,460,100)       -       (20,384,748)  (3,165,866)  (3,560,644)
                          -------------------------------------------------------------------------------
Total Increase
  (Decrease) In Net
  Assets                    63,169,951     5,609,902        -       (20,463,938)  (4,133,174)  (3,035,083)
NET ASSETS:
Beginning Of Period        343,216,076   337,606,174        -        20,463,938   15,715,837   18,750,920
                          -------------------------------------------------------------------------------
End Of Period             $406,386,027  $343,216,076       $-      $          -  $11,582,663  $15,715,837
                          ===============================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I             VALIC COMPANY I
                                                                     MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL VALUES
                                                                               FUND                        FUND
                                                                    ------------------------------------------------------
                                                                            DIVISION 83                 DIVISION 84
                                                                    ------------------------------------------------------
                                                                      FOR THE       FOR THE       FOR THE       FOR THE
                                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                        2013          2012          2013          2012
                                                                    ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)                                       $ (2,490,684) $ (2,381,294) $ (1,966,809) $   (643,323)
 Net Realized Gains (Losses) From Securities Transactions             18,926,679    23,938,975    15,277,115    10,517,309
 Net Change In Unrealized Appreciation (Depreciation) During The
   Period                                                             66,460,856    (1,771,104)   53,636,365    13,793,897
                                                                    ------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                     82,896,851    19,786,577    66,946,671    23,667,883
                                                                    ------------------------------------------------------
CONTRACT TRANSACTIONS:
 Payments Received From Contract Owners                               10,079,693    11,989,501     8,629,255    10,152,556
 Surrenders Of Accumulation Units By Terminations And
   Withdrawals                                                       (23,155,880)  (23,364,548)  (18,734,745)  (16,315,448)
 Annuity Benefit Payments                                                 (2,913)       (2,384)      (13,177)      (13,577)
 Transfers Between Subaccounts (including fixed account), Net         (5,290,038)  (20,473,584)  (13,067,041)  (11,138,274)
 Contract Charges                                                        (54,703)      (60,227)      (25,422)      (27,701)
 Adjustments to Net Assets Allocated to Contracts in Payout Period          (455)         (360)      (87,663)         (613)
 Increase (decrease) in Amounts Retained in Separate
   Account A                                                                   -             -             -             -
                                                                    ------------------------------------------------------
 Net Increase (Decrease) In Net Assets From Contract Transactions    (18,424,296)  (31,911,602)  (23,298,793)  (17,343,057)
                                                                    ------------------------------------------------------
Total Increase (Decrease) In Net Assets                               64,472,555   (12,125,025)   43,647,878     6,324,826

NET ASSETS:
Beginning Of Period                                                  233,683,772   245,808,797   188,728,255   182,403,429
                                                                    ------------------------------------------------------
End Of Period                                                       $298,156,327  $233,683,772  $232,376,133  $188,728,255
                                                                    ======================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                         VALIC COMPANY I            VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                            SMALL MID             SMALL CAP AGGRESSIVE        EMERGING ECONOMIES            GLOBAL STRATEGY
                           GROWTH FUND                GROWTH FUND                    FUND                        FUND
                   -------------------------------------------------------------------------------------------------------------
                           DIVISION 85                DIVISION 86                 DIVISION 87                 DIVISION 88
                   -------------------------------------------------------------------------------------------------------------
                     FOR THE       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                       2013          2012          2013          2012         2013          2012          2013          2012
                   -------------------------------------------------------------------------------------------------------------
INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS:
  Net Investment
   Income (Loss)   $ (1,079,010) $   (994,079) $   (853,079) $  (720,035) $ (5,340,379) $ (1,011,550) $ (4,547,149) $ 21,954,873
  Net Realized
   Gains
   (Losses) From
   Securities
   Transactions       7,554,989     4,577,918     6,810,591    4,660,772    17,728,569     6,403,363     9,620,578    26,306,670
  Net Change In
   Unrealized
   Appreciation
   (Depreciation)
   During The
   Period            26,275,792     6,667,723    28,536,020    5,756,323   (32,455,843)   48,890,363    72,997,523    30,407,518
                   -------------------------------------------------------------------------------------------------------------
Increase
  (Decrease) In
  Net Assets
  From Operations    32,751,771    10,251,562    34,493,532    9,697,060   (20,067,653)   54,282,176    78,070,952    78,669,061
                   -------------------------------------------------------------------------------------------------------------
CONTRACT
  TRANSACTIONS:
  Payments
   Received From
   Contract
   Owners             5,056,454     6,143,021     5,887,773    5,773,829    41,375,949    38,692,026    26,689,126    31,999,686
  Surrenders Of
   Accumulation
   Units By
   Terminations
   And
   Withdrawals      (10,017,835)   (9,319,741)   (8,406,351)  (7,479,044)  (49,631,732)  (44,009,278)  (44,548,915)  (38,700,181)
  Annuity
   Benefit
   Payments                (536)         (473)         (716)        (410)       (3,377)       (3,852)      (16,074)      (46,692)
  Transfers
   Between
   Subaccounts
   (including
   fixed
   account), Net     (2,372,293)   (4,081,059)    4,759,378   (4,588,064)   30,532,405   318,248,726    33,571,426   (88,916,763)
  Contract
   Charges              (15,292)      (16,753)      (11,031)     (11,343)      (97,263)      (99,986)      (50,953)      (57,759)
  Adjustments to
   Net Assets
   Allocated to
   Contracts in
   Payout Period           (587)         (233)          768            2       (22,224)      (23,367)      (86,292)      (16,632)
  Increase
   (decrease) in
   Amounts
   Retained in
   Separate
   Account A                  -             -             -            -             -             -             -             -
                   -------------------------------------------------------------------------------------------------------------
  Net Increase
   (Decrease) In
   Net Assets
   From Contract
   Transactions      (7,350,089)   (7,275,238)    2,229,821   (6,305,030)   22,153,758   312,804,269    15,558,318   (95,738,341)
                   -------------------------------------------------------------------------------------------------------------
Total Increase
  (Decrease) In
  Net Assets         25,401,682     2,976,324    36,723,353    3,392,030     2,086,105   367,086,445    93,629,270   (17,069,280)

NET ASSETS:
Beginning Of
  Period            101,706,051    98,729,727    73,915,544   70,523,514   586,649,411   219,562,966   442,647,186   459,716,466
                   -------------------------------------------------------------------------------------------------------------
End Of Period      $127,107,733  $101,706,051  $110,638,897  $73,915,544  $588,735,516  $586,649,411  $536,276,456  $442,647,186
                   =============================================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                           VALIC COMPANY I              VALIC COMPANY I          INVESCO BALANCE-RISK
                                            FOREIGN VALUE             GLOBAL REAL ESTATE          COMMODITY STRATEGY
                                                FUND                         FUND                        FUND
                                    -------------------------------------------------------------------------------------
                                             DIVISION 89                 DIVISION 101                DIVISION 102
                                    -------------------------------------------------------------------------------------
                                       FOR THE        FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2013           2012          2013          2012          2013          2012
                                    -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net Investment Income (Loss)      $  (8,695,250) $  18,664,688  $ (3,178,071) $  2,178,077  $ (2,004,146) $  2,634,254
  Net Realized Gains (Losses) From
   Securities Transactions             55,299,972        681,052    25,938,277    17,697,040    (1,418,535)       50,827
  Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  158,727,564    119,569,909    (9,432,697)   52,872,149   (30,793,585)  (12,209,519)
                                    -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                     205,332,286    138,915,649    13,327,509    72,747,266   (34,216,266)   (9,524,438)
                                    -------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract
   Owners                              51,670,607     61,706,544    37,520,926    32,366,015    22,114,612    17,897,168
  Surrenders Of Accumulation Units
   By Terminations And Withdrawals    (86,620,953)   (83,130,343)  (27,502,064)  (25,605,435)  (19,336,182)  (13,410,281)
  Annuity Benefit Payments                 (7,222)        (6,323)         (313)         (283)          (19)            -
  Transfers Between Subaccounts
   (including fixed account), Net     (65,687,667)   (81,528,990)  (42,858,827)    2,672,015    60,145,748   214,442,320
  Contract Charges                       (121,011)      (129,804)      (48,778)      (47,234)      (39,015)      (38,048)
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                          (12,979)        (4,917)       (4,104)           10          (138)            -
  Increase (decrease) in Amounts
   Retained in Separate Account A               -              -             -             -             -             -
                                    -------------------------------------------------------------------------------------
  Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      (100,779,225)  (103,093,833)  (32,893,160)    9,385,088    62,885,006   218,891,159
                                    -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              104,553,061     35,821,816   (19,565,651)   82,132,354    28,668,740   209,366,721

NET ASSETS:
Beginning Of Period                   867,032,648    831,210,832   326,429,331   244,296,977   214,138,977     4,772,256
                                    -------------------------------------------------------------------------------------
End Of Period                       $ 971,585,709  $ 867,032,648  $306,863,680  $326,429,331  $242,807,717  $214,138,977
                                    =====================================================================================

                                         VALIC COMPANY I
                                        DYNAMIC ALLOCATION
                                               FUND
                                    --------------------------
                                        DIVISION 103/(1)/
                                    --------------------------
                                      FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,
                                        2013          2012
                                    --------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net Investment Income (Loss)      $   (957,909) $         -
  Net Realized Gains (Losses) From
   Securities Transactions             1,805,360            -
  Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  13,886,837      (20,000)
                                    --------------------------
Increase (Decrease) In Net Assets
  From Operations                     14,734,288      (20,000)
                                    --------------------------
CONTRACT TRANSACTIONS:
  Payments Received From Contract
   Owners                            120,462,145            -
  Surrenders Of Accumulation Units
   By Terminations And Withdrawals    (3,923,233)           -
  Annuity Benefit Payments                     -            -
  Transfers Between Subaccounts
   (including fixed account), Net     65,541,170        1,275
  Contract Charges                        (2,933)           -
  Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                               -            -
  Increase (decrease) in Amounts
   Retained in Separate Account A    (11,086,090)  10,000,000
                                    --------------------------
  Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      170,991,059   10,001,275
                                    --------------------------
Total Increase (Decrease) In Net
  Assets                             185,725,347    9,981,275

NET ASSETS:
Beginning Of Period                    9,981,275            -
                                    --------------------------
End Of Period                       $195,706,622  $ 9,981,275
                                    ==========================

(1)Fund commenced operations on December 31, 2012.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, Potentia, and Equity Director.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. SunAmerica Asset Management Corporation ("SAAMCO"), an affiliate of VALIC, serves as investment sub-adviser to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective October 1, 2011, VALIC Company I Global Equity Fund and the VALIC Company I International Growth I Fund changed their names to the VALIC Company I Emerging Economies Fund and the VALIC Company I International Growth Fund, respectively. On November 1, 2011, the Invesco Balanced-Risk Commodity Strategy Fund commenced operations. On October 26, 2012, the SunAmerica 2015 High Watermark Fund closed. Effective December 31, 2012 the VALIC Company I Dynamic Allocation Fund commenced operations.

The Separate Account is comprised of sixty six sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC COMPANY I FUNDS

Capital Conservation Fund (Division 1 and 7)      Blue Chip Growth Fund (Division 72)
Money Market I Fund (Division 2 and 6)            Health Sciences Fund (Division 73)
Mid Cap Index Fund (Division 4)                   Value Fund (Division 74)
Asset Allocation Fund (Division 5)                Broad Cap Value Income Fund (Division 75)
Government Securities Fund (Division 8)           Large Cap Core Fund (Division 76)
Stock Index Fund (Divisions 10A, B, C, and D)     Inflation Protected Fund (Division 77)
International Equities Fund (Division 11)         Growth Fund (Division 78)
Global Social Awareness Fund (Division 12)        Large Capital Growth Fund (Division 79)
International Government Bond Fund (Division 13)  Mid Cap Strategic Growth Fund (Division 83)
Small Cap Index Fund (Division 14)                Small Cap Special Values Fund (Division 84)
Core Equity Fund (Division 15)                    Small Mid Growth Fund (Division 85)
Growth & Income Fund (Division 16)                Small Cap Aggressive Growth Fund (Division 86)
Science & Technology Fund (Division 17)           Emerging Economies Fund (Division 87)
Small Cap Fund (Division 18)                      Global Strategy Fund (Division 88)
International Growth Fund (Division 20)           Foreign Value Fund (Division 89)
Dividend Value Fund (Division 21)                 Global Real Estate Fund (Division 101)
Nasdaq-100(R) Index Fund (Division 46)            Dynamic Allocation Fund (Division 103)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION (CONTINUED)

VALIC COMPANY II FUNDS

International Small Cap Equity Fund (Division 33)             Money Market II Fund (Division 44)
Small Cap Growth Fund (Division 35)                           Aggressive Growth Lifestyle Fund (Division 48)
Small Cap Value Fund (Division 36)                            Moderate Growth Lifestyle Fund (Division 49)
Mid Cap Growth Fund (Division 37)                             Conservative Growth Lifestyle Fund (Division 50)
Mid Cap Value Fund (Division 38)                              Core Bond Fund (Division 58)
Capital Appreciation Fund (Division 39)                       Strategic Bond Fund (Division 59)
Large Cap Value Fund (Division 40)                            High Yield Bond Fund (Division 60)
Socially Responsible Fund (Division 41)

OTHER FUNDS

Vanguard Long-Term Investment-Grade Fund (Division 22)        Ariel Fund (Division 68)
Vanguard Long-Term Treasury Fund (Division 23)                Ariel Appreciation Fund (Division 69)
Vanguard Windsor II Fund (Division 24)                        Lou Holland Growth Fund (Division 70)
Vanguard Wellington Fund (Division 25)                        SunAmerica 2020 High Watermark Fund (Division 82)
Vanguard LifeStrategy Growth Fund (Division 52)               Invesco Balanced-Risk Commodity Strategy Fund
Vanguard LifeStrategy Moderate Growth Fund (Division 53)      (Division 102)
Vanguard LifeStrategy Conservative Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty six divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $372,583 and $583,654 for the years ended December 31, 2013 and 2012, respectively.

ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

The Separate Account assets measured at fair value as of December 31, 2013 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2013, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2013, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. CHARGES AND DEDUCTIONS


Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 2.10% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

DIVISIONS                                                                 RISK CHARGES
---------------------------------------------------------------------------------------------------------------------------
Group Unit Purchase                                                       0.85% on the first $10 million
10B                                                                       0.425% on the next $90 million
                                                                          0.21% on the excess over $100 million
---------------------------------------------------------------------------------------------------------------------------
Portfolio Director, Impact, Independence Plus                             0.40% - 1.85%
1, 2, 4 through 8, 10A, 10C, 10D, 11 through 18, 20, 21, 30,
33, 35 through 41, 44 through 46, 48 through 50,
58 through 60, 72 through 80, 83 through 103
---------------------------------------------------------------------------------------------------------------------------
Portfolio Director                                                        0.65% - 1.25%
22 through 28, 31, 32, 47, 52 through 57, 61 through 71,
82
---------------------------------------------------------------------------------------------------------------------------
Potentia Product                                                          0.95% - 1.45%
4, 6, 10C, 12, 14, 16, 17, 26 through 28, 31, 35, 39,
47 through 50, 58, 59, 78, 79, 83, 87
---------------------------------------------------------------------------------------------------------------------------
Equity Director                                                           1.60% - 2.10%
1 through 80, 83 through 102

---------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                                                 EXPENSE LIMITATIONS
---------------------------------------------------------------------------------------------------------------------------
Group Unit Purchase                                                       1.4157% on the first $359,065,787
10A                                                                       1.36% on the next $40,934,213
                                                                          1.32% on the excess over $400 million
---------------------------------------------------------------------------------------------------------------------------
10B                                                                       0.6966% on the first $25,434,267
                                                                          0.50% on the first $74,565,733
                                                                          0.25% on the excess over $100 million
---------------------------------------------------------------------------------------------------------------------------

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. CHARGES AND DEDUCTIONS (CONTINUED)


SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

     DIVISIONS                                          EXPENSE REDUCTION
     ---------------------------------------------------------------------
     22, 23, 32, 33, 35 through 41, 44, 48 through 50,       0.25%
     58 through 71

     ---------------------------------------------------------------------

ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $3,892,642 and $4,032,742 for the years ended December 31, 2013 and 2012, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $4,253,904 and $4,257,806 for the years ended December 31, 2013 and 2012, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $3,837 and $72 for the year ended December 31, 2013, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $6,270 and $117 for the year ended December 31, 2012, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the payments received from contract owners line of the Statement of Changes in Net Assets.

PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $22,168,382 and $18,560,128 for the years ended December 31, 2013 and 2012, respectively. These charges are paid by redemption of units outstanding and are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2013 consist of the following:

                                                                   COST OF     PROCEEDS FROM
                  UNDERLYING FUND                     DIVISION SHARES ACQUIRED  SHARES SOLD
--------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                1      $     18,562   $    119,506
VALIC Company I Capital Conservation Fund                7        29,351,583     59,620,619
VALIC Company I Money Market I Fund                      2            15,255         74,174
VALIC Company I Money Market I Fund                      6        91,996,603    109,136,691
VALIC Company I Mid Cap Index Fund                       4        58,185,699    298,169,456
VALIC Company I Asset Allocation Fund                    5        21,426,824     27,107,724
VALIC Company I Government Securities Fund               8        45,638,457     27,139,493
VALIC Company I Stock Index Fund                        10A        1,132,354     15,712,265
VALIC Company I Stock Index Fund                        10B          230,057        912,513
VALIC Company I Stock Index Fund                        10C       41,807,875    284,337,845
VALIC Company I Stock Index Fund                        10D            5,842      1,868,968
VALIC Company I International Equities Fund             11       138,795,822    148,466,336
VALIC Company I Global Social Awareness Fund            12        86,391,062     31,501,947
VALIC Company I International Government Bond Fund      13        45,069,811     40,774,301
VALIC Company I Small Cap Index Fund                    14        22,994,799     96,047,686
VALIC Company I Core Equity Fund                        15         2,840,397     26,574,836
VALIC Company I Growth & Income Fund                    16         8,536,634     13,393,172
VALIC Company I Science & Technology Fund               17         5,974,161     85,318,983
VALIC Company I Small Cap Fund                          18         3,957,020     47,479,585
VALIC Company I International Growth Fund               20        22,270,158    118,711,433
VALIC Company I Dividend Value Fund                     21        90,062,825     84,425,412
Vanguard LT Investment-Grade Fund                       22        35,052,184     98,721,450
Vanguard LT Treasury Fund                               23        24,640,028     70,620,741
Vanguard Windsor II Fund                                24        80,975,687    129,041,929
Vanguard Wellington Fund                                25       137,418,820    113,377,206
VALIC Company II International Small Cap Equity Fund    33        34,350,166     67,535,271
VALIC Company II Small Cap Growth Fund                  35        15,079,516     19,399,572
VALIC Company II Small Cap Value Fund                   36         9,207,341     66,516,148
VALIC Company II Mid Cap Growth Fund                    37        16,596,790     29,803,804
VALIC Company II Mid Cap Value Fund                     38        30,108,702    102,290,908
VALIC Company II Capital Appreciation Fund              39         2,449,507      6,216,538
VALIC Company II Large Cap Value Fund                   40         9,201,536     21,183,797
VALIC Company II Socially Responsible Fund              41         6,228,166     81,175,436
VALIC Company II Money Market II Fund                   44        77,058,344     67,954,096
VALIC Company I Nasdaq-100(R) Index Fund                46        14,831,163     21,585,614
VALIC Company II Aggressive Growth Lifestyle Fund       48        64,328,641     23,351,959
VALIC Company II Moderate Growth Lifestyle Fund         49       127,889,651     30,356,388
VALIC Company II Conservative Growth Lifestyle Fund     50        76,898,169     33,455,379
Vanguard LifeStrategy Growth Fund                       52        17,806,787     12,943,550
Vanguard LifeStrategy Moderate Growth Fund              53        19,524,818     16,781,517

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               COST OF     PROCEEDS FROM
                UNDERLYING FUND                   DIVISION SHARES ACQUIRED  SHARES SOLD
----------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth Fund       54       18,600,742     17,825,625
VALIC Company II Core Bond Fund                      58      241,281,521     18,718,841
VALIC Company II Strategic Bond Fund                 59       48,183,557     62,850,758
VALIC Company II High Yield Bond Fund                60       51,965,973     54,737,998
Ariel Fund                                           68       16,792,662     38,569,519
Ariel Appreciation Fund                              69       81,975,461     24,381,718
Lou Holland Growth Fund                              70        9,747,650     13,474,279
VALIC Company I Blue Chip Growth Fund                72        9,873,777     47,458,254
VALIC Company I Health Sciences Fund                 73       64,929,110     18,506,979
VALIC Company I Value Fund                           74        3,284,214     14,586,293
VALIC Company I Broad Cap Value Income Fund          75        7,043,523      8,180,107
VALIC Company I Large Cap Core Fund                  76       11,543,261     24,524,412
VALIC Company I Inflation Protected Fund             77       69,269,410     42,016,034
VALIC Company I Growth Fund                          78       28,308,841    111,407,249
VALIC Company I Large Capital Growth Fund            79        3,046,424     42,014,549
SunAmerica 2020 High Watermark Fund                  82          346,545      3,339,436
VALIC Company I Mid Cap Strategic Growth Fund        83       14,459,477     35,376,688
VALIC Company I Small Cap Special Values Fund        84        3,512,304     28,778,787
VALIC Company I Small Mid Growth Fund                85        5,596,326     14,019,548
VALIC Company I Small Cap Aggressive Growth Fund     86       15,465,387     14,088,446
VALIC Company I Emerging Economies Fund              87       82,917,451     66,115,706
VALIC Company I Global Strategy Fund                 88       44,692,316     33,688,245
VALIC Company I Foreign Value Fund                   89       22,416,123    131,895,850
VALIC Company I Global Real Estate Fund             101       29,592,812     65,674,443
Invesco Balanced-Risk Commodity Strategy Fund       102       77,017,495     16,135,711
VALIC Company I Dynamic Allocation Fund             103      190,757,752     20,125,763

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING

The accumulation units
outstanding and analysis of
the increase (decrease) in       VALIC COMPANY I       VALIC COMPANY I        VALIC COMPANY I
units outstanding as of        CAPITAL CONSERVATION  CAPITAL CONSERVATION     MONEY MARKET I
December 31, 2013.                     FUND                  FUND                  FUND
                               ----------------------------------------------------------------
                                    DIVISION 1            DIVISION 7            DIVISION 2
                               ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:      1.00% /(2)(3)(4)(5)/       1.85% /(6)/      1.00% /(2)(3)(4)(5)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    6.276788              1.046454              2.898707

Accumulation Units Issued                     2,956             1,374,798                 5,563
Accumulation Units Redeemed                 (17,892)             (113,059)              (23,815)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                               (14,936)            1,261,738               (18,252)
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                            1.00% /(2)(3)(4)(5)/
                                                     --------------------
Accumulation Unit Value                                          3.514957

Accumulation Units Issued                                       2,574,420
Accumulation Units Redeemed                                    (9,989,763)
                                                     --------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                  (7,415,344)
                                                     ====================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                                 0.80% /(2)/
                                                     --------------------
Accumulation Unit Value                                          3.712439

Accumulation Units Issued                                       4,102,845
Accumulation Units Redeemed                                    (4,504,308)
                                                     --------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                    (401,463)
                                                     ====================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                                 0.60% /(2)/
                                                     --------------------
Accumulation Unit Value                                          3.926601

Accumulation Units Issued                                         377,819
Accumulation Units Redeemed                                      (978,633)
                                                     --------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                    (600,813)
                                                     ====================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                                 0.40% /(2)/
                                                     --------------------
Accumulation Unit Value                                          1.259234

Accumulation Units Issued                                               -
Accumulation Units Redeemed                                             -
                                                     --------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                           -
                                                     ====================

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units
outstanding and analysis of
the increase (decrease) in       VALIC COMPANY I      VALIC COMPANY I      VALIC COMPANY I
units outstanding as of          MONEY MARKET I        MID CAP INDEX      ASSET ALLOCATION
December 31, 2013.                    FUND                 FUND                 FUND
                               ----------------------------------------------------------
                                   DIVISION 6           DIVISION 4           DIVISION 5
                               ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            1.85% /(6)/          1.85% /(6)/          1.85% /(6)/
                               ----------------------------------------------------------
Accumulation Unit Value               0.946289             1.450234            1.254721

Accumulation Units Issued            1,517,706              707,393             230,333
Accumulation Units Redeemed             (1,477)            (371,281)            (30,051)
                               ----------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        1,516,229              336,112             200,282
                               ==========================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            1.45% /(1)/          1.45% /(1)/      1.00% /(2)(3)(4)(5)/
                               ----------------------------------------------------------
Accumulation Unit Value               1.011074             2.403798            7.189821

Accumulation Units Issued                9,749                3,035           1,673,016
Accumulation Units Redeemed            (21,613)              (3,519)         (2,269,669)
                               ----------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                          (11,864)                (484)           (596,653)
                               ==========================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:        1.00% /(2)(3)(4)(5)/ 1.00% /(2)(3)(4)(5)/     0.80% /(2)/
                               ----------------------------------------------------------
Accumulation Unit Value               2.046729            17.195894            7.623441

Accumulation Units Issued           32,818,812            3,183,099           1,343,289
Accumulation Units Redeemed        (37,590,716)         (11,510,178)         (1,373,768)
                               ----------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (4,771,905)          (8,327,079)            (30,478)
                               ==========================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            0.95% /(1)/          0.95% /(1)/          0.60% /(2)/
                               ----------------------------------------------------------
Accumulation Unit Value               1.055266             2.793726            8.100786

Accumulation Units Issued                    -                    -              14,348
Accumulation Units Redeemed                  -                    -             (25,972)
                               ----------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                -                    -             (11,624)
                               ==========================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            0.80% /(2)/          0.80% /(2)/          0.40% /(2)/
                               ----------------------------------------------------------
Accumulation Unit Value               2.162349            18.261856            1.383375

Accumulation Units Issued            9,505,917               70,863                   -
Accumulation Units Redeemed        (11,515,449)          (5,208,064)                  -
                               ----------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (2,009,532)          (5,137,201)                  -
                               ==========================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            0.60% /(2)/          0.60% /(2)/
                               --------------------------------------
Accumulation Unit Value               2.286959            19.440848

Accumulation Units Issued              921,274               73,137
Accumulation Units Redeemed           (846,780)            (233,866)
                               --------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                           74,494             (160,729)
                               ======================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:            0.40% /(2)/          0.40% /(2)/
                               --------------------------------------
Accumulation Unit Value               1.007593             1.560594

Accumulation Units Issued            1,595,354            1,360,232
Accumulation Units Redeemed         (2,760,080)          (1,422,663)
                               --------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (1,164,726)             (62,431)
                               ======================================

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the          VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I
increase (decrease) in units outstanding as of December 31,  GOVERNMENT SECURITIES     STOCK INDEX        STOCK INDEX
2013.                                                                FUND                 FUND               FUND
                                                             --------------------------------------------------------
                                                                  DIVISION 8          DIVISION 10A       DIVISION 10B
                                                             --------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.85% /(6)/      1.00% /(2)(3)(4)(5)/  0.4335% /(3)/
                                                             --------------------------------------------------------
Accumulation Unit Value                                             1.031550            36.508537          64.552824

Accumulation Units Issued                                            324,755               36,337              3,521
Accumulation Units Redeemed                                         (346,092)            (439,448)           (16,968)
                                                             --------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (21,338)            (403,111)           (13,447)
                                                             ========================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00% /(2)(3)(4)(5)/
                                                                  ----------
Accumulation Unit Value                                             3.403149

Accumulation Units Issued                                          4,294,033
Accumulation Units Redeemed                                       (4,585,981)
                                                                  ----------
Increase (Decrease) in Accumulation Units Outstanding               (291,948)
                                                                  ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.80% /(2)/
                                                                  ----------
Accumulation Unit Value                                             3.594375

Accumulation Units Issued                                          6,884,491
Accumulation Units Redeemed                                       (1,718,692)
                                                                  ----------
Increase (Decrease) in Accumulation Units Outstanding              5,165,799
                                                                  ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.60% /(2)/
                                                                  ----------
Accumulation Unit Value                                             3.801647

Accumulation Units Issued                                            630,987
Accumulation Units Redeemed                                          (39,312)
                                                                  ----------
Increase (Decrease) in Accumulation Units Outstanding                591,675
                                                                  ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.40% /(2)/
                                                                  ----------
Accumulation Unit Value                                             1.201325

Accumulation Units Issued                                                  -
Accumulation Units Redeemed                                                -
                                                                  ----------
Increase (Decrease) in Accumulation Units Outstanding                      -
                                                                  ==========

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and
analysis of the increase (decrease) in      VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
units outstanding as of December 31,          STOCK INDEX           STOCK INDEX      INTERNATIONAL EQUITIES
2013.                                            FUND                  FUND                   FUND
                                         -----------------------------------------------------------------
                                             DIVISION 10C          DIVISION 10D           DIVISION 11
                                         -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/      1.00% /(2)(3)(4)(5)/        1.85% /(6)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                              1.468634             13.734442               1.144765

Accumulation Units Issued                             571,756                   484              1,120,916
Accumulation Units Redeemed                          (597,248)             (139,536)               (36,922)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (25,491)             (139,052)             1,083,994
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.45% /(1)/                             1.00% /(2)(3)(4)(5)/
                                         --------------------                         --------------------
Accumulation Unit Value                              1.422631                                     1.952003

Accumulation Units Issued                               5,539                                   70,675,470
Accumulation Units Redeemed                               (78)                                 (51,002,327)
                                         --------------------                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     5,461                                   19,673,143
                                         ====================                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/                              0.80% /(2)/
                                         --------------------                         --------------------
Accumulation Unit Value                              7.749676                                     2.048270

Accumulation Units Issued                           2,930,696                                    7,389,328
Accumulation Units Redeemed                       (26,386,311)                                 (24,677,236)
                                         --------------------                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                               (23,455,615)                                 (17,287,907)
                                         ====================                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.95% /(1)/                                  0.60% /(2)/
                                         --------------------                         --------------------
Accumulation Unit Value                              2.031918                                     2.150212

Accumulation Units Issued                                   -                                      355,366
Accumulation Units Redeemed                                 -                                     (446,525)
                                         --------------------                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                         -                                      (91,159)
                                         ====================                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/                                  0.40% /(2)/
                                         --------------------                         --------------------
Accumulation Unit Value                              8.157666                                     0.876612

Accumulation Units Issued                           1,384,422                                            -
Accumulation Units Redeemed                        (7,857,660)                                           -
                                         --------------------                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                (6,473,238)                                           -
                                         ====================                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/
                                         --------------------
Accumulation Unit Value                              8.606524

Accumulation Units Issued                             156,637
Accumulation Units Redeemed                          (591,644)
                                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (435,007)
                                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/
                                         --------------------
Accumulation Unit Value                              1.308556

Accumulation Units Issued                           2,732,660
Accumulation Units Redeemed                        (4,385,570)
                                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                (1,652,909)
                                         ====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
 analysis of the increase (decrease) in    VALIC COMPANY I        VALIC COMPANY I       VALIC COMPANY I
 units outstanding as of December 31,      SOCIAL AWARENESS    INT'L GOVERNMENT BOND    SMALL CAP INDEX
 2013.                                           FUND                  FUND                  FUND
                                         ----------------------------------------------------------------
                                             DIVISION 12            DIVISION 13           DIVISION 14
                                         ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                              1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.341730              1.013502              1.456651

Accumulation Units Issued                              11,447               367,218               542,259
Accumulation Units Redeemed                                 -              (486,727)             (290,459)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    11,447              (119,509)              251,800
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.45% /(1)/      1.00% /(2)(3)(4)(5)/       1.45% /(1)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.259968              3.019974              2.167006

Accumulation Units Issued                                   -            11,062,149                   514
Accumulation Units Redeemed                                 -            (7,954,364)                 (290)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                         -             3,107,786                   224
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/       0.80% /(2)/      1.00% /(2)(3)(4)(5)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              5.235244              3.154926              5.842254

Accumulation Units Issued                           6,294,647             3,133,698             3,161,340
Accumulation Units Redeemed                        (3,175,058)           (4,260,817)          (10,980,262)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 3,119,589            (1,127,119)           (7,818,922)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.95% /(1)/           0.60% /(2)/           0.95% /(1)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.771598              3.298625              2.581519

Accumulation Units Issued                                   -                23,564                     -
Accumulation Units Redeemed                                 -              (143,459)                    -
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                         -              (119,895)                    -
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/           0.40% /(2)/           0.80% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              5.485330              1.258361              6.093021

Accumulation Units Issued                          10,197,815                     -               418,691
Accumulation Units Redeemed                        (2,845,376)                 (753)           (5,401,039)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 7,352,438                  (753)           (4,982,348)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/                                 0.60% /(2)/
                                         --------------------                        --------------------
Accumulation Unit Value                              5.758249                                    6.363231

Accumulation Units Issued                             868,363                                     122,648
Accumulation Units Redeemed                          (103,647)                                   (145,900)
                                         --------------------                        --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   764,716                                     (23,252)
                                         ====================                        ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/                                 0.40% /(2)/
                                         --------------------                        --------------------
Accumulation Unit Value                              1.144191                                    1.480713

Accumulation Units Issued                                   7                                   1,145,578
Accumulation Units Redeemed                           (78,110)                                   (982,503)
                                         --------------------                        --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (78,103)                                    163,075
                                         ====================                        ====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding
 and analysis of the increase             VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I
 (decrease) in units outstanding as         CORE EQUITY         GROWTH & INCOME    SCIENCE & TECHNOLOGY
 of December 31, 2013.                         FUND                  FUND                 FUND
                                       -----------------------------------------------------------------
                                            DIVISION 15           DIVISION 16          DIVISION 17
                                       -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                            1.85% /(6)/           1.85% /(6)/          1.85% /(6)/
Accumulation Unit Value                            1.450004              1.360783              1.421110

Accumulation Units Issued                            27,656                 3,503               204,618
Accumulation Units Redeemed                         (41,915)              (19,324)             (14,167)
                                       -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (14,259)              (15,822)              190,450
                                       =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                       1.00% /(2)(3)(4)(5)/       1.45% /(1)/          1.45% /(1)/
                                       -----------------------------------------------------------------
Accumulation Unit Value                            3.052463              1.238658              0.928614

Accumulation Units Issued                           593,201                    83                 1,784
Accumulation Units Redeemed                      (7,518,220)                 (363)                (280)
                                       -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              (6,925,020)                 (280)                1,504
                                       =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                            0.80% /(2)/      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                       -----------------------------------------------------------------
Accumulation Unit Value                            3.171055              3.098750              4.151977

Accumulation Units Issued                           345,979             1,160,307               350,389
Accumulation Units Redeemed                      (1,495,924)           (2,547,889)         (16,390,563)
                                       -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              (1,149,944)           (1,387,583)         (16,040,174)
                                       =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                            0.60% /(2)/           0.95% /(1)/          0.95% /(1)/
                                       -----------------------------------------------------------------
Accumulation Unit Value                            3.298383              1.761899              2.331851

Accumulation Units Issued                             9,459                     -                     -
Accumulation Units Redeemed                         (53,369)                    -                     -
                                       -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (43,910)                    -                     -
                                       =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                            0.40% /(2)/           0.80% /(2)/          0.80% /(2)/
                                       -----------------------------------------------------------------
Accumulation Unit Value                            1.248656              3.219328              4.312453

Accumulation Units Issued                                 -               487,840               491,673
Accumulation Units Redeemed                         (42,886)             (537,981)          (5,445,396)
                                       -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (42,886)              (50,141)          (4,953,723)
                                       =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                  0.60% /(2)/          0.60% /(2)/
                                                             -------------------------------------------
Accumulation Unit Value                                                  3.348623              4.485805

Accumulation Units Issued                                                  19,609               147,690
Accumulation Units Redeemed                                               (43,564)            (430,293)
                                                             -------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                       (23,955)            (282,603)
                                                             ===========================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                  0.40% /(2)/          0.40% /(2)/
                                                             -------------------------------------------
Accumulation Unit Value                                                  1.157537              1.479825

Accumulation Units Issued                                                       -             1,171,020
Accumulation Units Redeemed                                                     -           (1,646,282)
                                                             -------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                             -             (475,263)
                                                             ===========================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and           VALIC COMPANY I      VALIC COMPANY I        VALIC COMPANY I
 analysis of the increase (decrease) in             SMALL CAP       INTERNATIONAL GROWTH     DIVIDEND VALUE
 units outstanding as of December 31, 2013.           FUND                  FUND                  FUND
                                              ----------------------------------------------------------------
                                                   DIVISION 18          DIVISION 20            DIVISION 21
                                              ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK
 CHARGE OF:                                        1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                              ----------------------------------------------------------------
Accumulation Unit Value                                   1.527169              1.238261              1.498449

Accumulation Units Issued                                   53,864               440,554               226,526
Accumulation Units Redeemed                               (197,468)           (1,195,470)             (497,849)
                                              ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                             (143,604)             (754,916)             (271,323)
                                              ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
 CHARGE OF:                                   1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                              ----------------------------------------------------------------
Accumulation Unit Value                                   4.448274              2.882216              2.452844

Accumulation Units Issued                                  460,213             2,623,224            39,037,600
Accumulation Units Redeemed                             (7,623,322)          (18,081,135)          (15,987,333)
                                              ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                           (7,163,110)          (15,457,911)           23,050,268
                                              ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
 CHARGE OF:                                        0.80% /(2)/           0.80% /(2)/           0.80% /(2)/
                                              ----------------------------------------------------------------
Accumulation Unit Value                                   4.641532              3.006410              2.585353

Accumulation Units Issued                                  458,865             5,096,183             1,432,163
Accumulation Units Redeemed                             (3,133,518)          (21,465,972)          (17,186,874)
                                              ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                           (2,674,653)          (16,369,789)          (15,754,712)
                                              ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
 CHARGE OF:                                        0.60% /(2)/           0.60% /(2)/           0.60% /(2)/
                                              ----------------------------------------------------------------
Accumulation Unit Value                                   4.863623              3.139702              2.734486

Accumulation Units Issued                                   47,891               209,157               326,155
Accumulation Units Redeemed                               (418,312)           (1,655,091)           (1,591,059)
                                              ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                             (370,421)           (1,445,934)           (1,264,904)
                                              ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
 CHARGE OF:                                        0.40% /(2)/           0.40% /(2)/           0.40% /(2)/
                                              ----------------------------------------------------------------
Accumulation Unit Value                                   1.583128              1.060454              1.270935

Accumulation Units Issued                                        -                     -                 3,337
Accumulation Units Redeemed                                      -                     -               (47,597)
                                              ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                                    -                     -               (44,259)
                                              ================================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and              VANGUARD              VANGUARD         VANGUARD
 analysis of the increase (decrease) in       LONG-TERM INVESTMENT   LONG-TERM TREASURY   WINDSOR II
 units outstanding as of December 31, 2013.        GRADE FUND               FUND             FUND
                                              -------------------------------------------------------
                                                  DIVISION 22           DIVISION 23       DIVISION 24
                                              -------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                       1.85% /(6)/           1.85% /(6)/      2.10% /(6)/
                                              -------------------------------------------------------
Accumulation Unit Value                                   1.165138              1.100419     1.470949

Accumulation Units Issued                                1,435,731             1,341,002       25,253
Accumulation Units Redeemed                               (415,502)             (389,398)     (97,251)
                                              -------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                            1,020,229               951,604      (71,999)
                                              =======================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.25% /(2)/
                                              -------------------------------------------------------
Accumulation Unit Value                                   2.801205              2.684509     3.422796

Accumulation Units Issued                                3,512,734             1,511,131      620,832
Accumulation Units Redeemed                            (27,078,042)          (16,510,100) (24,966,914)
                                              -------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                          (23,565,308)          (14,998,969) (24,346,082)
                                              =======================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                       0.80% /(2)/           0.80% /(2)/      1.05% /(2)/
                                              -------------------------------------------------------
Accumulation Unit Value                                   2.980605              2.831635     3.610545

Accumulation Units Issued                                2,257,783             2,073,072      726,609
Accumulation Units Redeemed                             (5,133,332)           (6,075,504)  (8,345,240)
                                              -------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                           (2,875,549)           (4,002,432)  (7,618,631)
                                              =======================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                       0.60% /(2)/           0.60% /(2)/      0.85% /(2)/
                                              -------------------------------------------------------
Accumulation Unit Value                                   3.183634              2.992910     3.822670

Accumulation Units Issued                                   17,539                30,597      345,910
Accumulation Units Redeemed                               (207,475)             (212,399)    (581,782)
                                              -------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                             (189,937)             (181,802)    (235,872)
                                              =======================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                       0.40% /(2)/           0.40% /(2)/      0.65% /(2)/
                                              -------------------------------------------------------
Accumulation Unit Value                                   1.495886              1.386286     1.244287

Accumulation Units Issued                                        -                     -    1,841,097
Accumulation Units Redeemed                                (38,975)              (60,973)  (1,846,739)
                                              -------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                              (38,975)              (60,973)      (5,642)
                                              =======================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the        VANGUARD       VALIC COMPANY II     VALIC COMPANY II
increase (decrease) in units outstanding as of December 31,  WELLINGTON   INTERNATIONAL GROWTH II SMALL CAP GROWTH
2013.                                                           FUND               FUND                 FUND
                                                             ----------------------------------------------------
                                                             DIVISION 25        DIVISION 33         DIVISION 35
                                                             ----------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         2.10% /(6)/        1.60% /(6)/         1.60% /(6)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                         1.313573           1.132620            1.516031

Accumulation Units Issued                                        218,232             14,565             273,579
Accumulation Units Redeemed                                     (399,478)           (28,658)            (26,952)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding           (181,246)           (14,093)            246,627
                                                             ====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.25% /(2)/        0.75% /(2)/         1.45% /(1)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                         3.617684           2.182321            1.410139

Accumulation Units Issued                                      4,885,600         16,014,410                  98
Accumulation Units Redeemed                                  (14,362,615)       (26,420,337)                  -
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding         (9,477,015)       (10,405,927)                 98
                                                             ====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.05% /(2)/        0.55% /(2)/         0.95% /(1)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                         3.846035           2.250235            2.488347

Accumulation Units Issued                                      1,624,147            890,305                   -
Accumulation Units Redeemed                                  (11,244,719)        (4,699,718)                  -
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding         (9,620,572)        (3,809,414)                  -
                                                             ====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.85% /(2)/        0.35% /(2)/         0.75% /(2)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                         4.107934           2.320401            2.667000

Accumulation Units Issued                                        494,473             97,465           4,665,002
Accumulation Units Redeemed                                     (573,187)          (132,290)         (6,964,964)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            (78,714)           (34,825)         (2,299,963)
                                                             ====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.65% /(2)/        0.15% /(2)/         0.55% /(2)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                         1.389557           0.929247            2.749973

Accumulation Units Issued                                      1,977,206                  -           1,438,594
Accumulation Units Redeemed                                   (1,836,167)                 -          (1,466,336)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            141,040                  -             (27,742)
                                                             ====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                0.35% /(2)/
                                                                                                    -----------
Accumulation Unit Value                                                                                2.835773

Accumulation Units Issued                                                                               206,705
Accumulation Units Redeemed                                                                            (142,656)
                                                                                                    -----------
Increase (Decrease) in Accumulation Units Outstanding                                                    64,050
                                                                                                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                              0.15% /(2)/
                                                                                                    -----------
Accumulation Unit Value                                                                                0.911530

Accumulation Units Issued                                                                                     -
Accumulation Units Redeemed                                                                                   -
                                                                                                    -----------
Increase (Decrease) in Accumulation Units Outstanding                                                         -
                                                                                                    ===========

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the       VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
increase (decrease) in units outstanding as of December 31,  SMALL CAP VALUE   MID CAP GROWTH   MID CAP VALUE
2013.                                                              FUND             FUND             FUND
                                                             -------------------------------------------------
                                                               DIVISION 36      DIVISION 37      DIVISION 38
                                                             -------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.60% /(6)/      1.60% /(6)/      1.60% /(6)/
                                                             -------------------------------------------------
Accumulation Unit Value                                           1.377867         1.319192         1.422819

Accumulation Units Issued                                            9,536          411,010          728,219
Accumulation Units Redeemed                                        (28,576)         (51,054)         (72,912)
                                                             -------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding              (19,040)         359,956          655,307
                                                             =================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.75% /(2)/      0.75% /(2)/      0.75% /(2)/
                                                             -------------------------------------------------
Accumulation Unit Value                                           3.465952         1.839903         4.993453

Accumulation Units Issued                                        2,156,776        7,478,386        5,886,204
Accumulation Units Redeemed                                    (14,798,291)     (16,222,029)     (16,031,954)
                                                             -------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding          (12,641,515)      (8,743,643)     (10,145,750)
                                                             =================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.55% /(2)/      0.55% /(2)/      0.55% /(2)/
                                                             -------------------------------------------------
Accumulation Unit Value                                           3.573690         1.897074         5.148688

Accumulation Units Issued                                          258,542        1,538,253          265,512
Accumulation Units Redeemed                                     (5,158,773)      (1,814,728)      (5,402,007)
                                                             -------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding           (4,900,231)        (276,475)      (5,136,495)
                                                             =================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.35% /(2)/      0.35% /(2)/      0.35% /(2)/
                                                             -------------------------------------------------
Accumulation Unit Value                                           3.685155         1.956307         5.309313

Accumulation Units Issued                                          170,377          206,716          384,086
Accumulation Units Redeemed                                       (107,231)        (156,445)        (168,226)
                                                             -------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding               63,146           50,271          215,860
                                                             =================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.15% /(2)/      0.15% /(2)/      0.15% /(2)/
                                                             -------------------------------------------------
Accumulation Unit Value                                           1.444535         1.222828         1.407157

Accumulation Units Issued                                          401,932                -          530,731
Accumulation Units Redeemed                                       (279,593)               -         (486,476)
                                                             -------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding              122,339                -           44,255
                                                             =================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the       VALIC COMPANY II  VALIC COMPANY II VALIC COMPANY II
increase (decrease) in units outstanding as of December 31,       CAPITAL      LARGE CAP VALUE      SOCIALLY
2013.                                                        APPRECIATION FUND       FUND       RESPONSIBLE FUND
                                                             --------------------------------------------------
                                                                DIVISION 39      DIVISION 40      DIVISION 41
                                                             --------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            1.60% /(6)/      1.60% /(6)/      1.60% /(6)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.500843         1.442577         1.506872

Accumulation Units Issued                                            24,374        1,198,375           25,141
Accumulation Units Redeemed                                         (14,575)        (763,613)          (3,963)
                                                             --------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 9,799          434,761           21,178
                                                             ==================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            1.45% /(1)/      0.75% /(2)/      0.75% /(2)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.086168         2.521468         2.160966

Accumulation Units Issued                                             2,186        1,955,001        1,780,330
Accumulation Units Redeemed                                          (6,394)      (6,297,744)     (33,038,135)
                                                             --------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (4,208)      (4,342,743)     (31,257,805)
                                                             ==================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.95% /(1)/      0.55% /(2)/      0.55% /(2)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.896055         2.599955         2.228173

Accumulation Units Issued                                                 -        1,138,246          262,919
Accumulation Units Redeemed                                               -       (2,006,427)      (6,825,005)
                                                             --------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                     -         (868,181)      (6,562,087)
                                                             ==================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.75% /(2)/      0.35% /(2)/      0.35% /(2)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.515051         2.681060         2.297738

Accumulation Units Issued                                         1,127,747          258,901          618,104
Accumulation Units Redeemed                                      (3,086,006)        (180,875)         (97,691)
                                                             --------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            (1,958,259)          78,026          520,412
                                                             ==================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.55% /(2)/      0.15% /(2)/      0.15% /(2)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.562180         1.148583         1.383092

Accumulation Units Issued                                           617,801                -                -
Accumulation Units Redeemed                                      (1,313,209)               -                -
                                                             --------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding              (695,409)               -                -
                                                             ==================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.35% /(2)/
                                                             --------------------------------------------------
Accumulation Unit Value                                            1.610983

Accumulation Units Issued                                            19,122
Accumulation Units Redeemed                                         (92,347)
                                                                -----------
Increase (Decrease) in Accumulation Units Outstanding               (73,225)
                                                                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.15% /(2)/
                                                                -----------
Accumulation Unit Value                                            1.289229

Accumulation Units Issued                                                 -
Accumulation Units Redeemed                                               -
                                                                -----------
Increase (Decrease) in Accumulation Units Outstanding                     -
                                                                ===========

/(1)  /Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)  /Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the       VALIC COMPANY II   VALIC COMPANY I    VALIC COMPANY II
increase (decrease) in units outstanding as of December 31,  MONEY MARKET II    NASDAQ-100 (R)     AGGRESSIVE GROWTH
2013.                                                              FUND           INDEX FUND        LIFESTYLE FUND
                                                             -----------------------------------------------------
                                                               DIVISION 44        DIVISION 46         DIVISION 48
                                                             -----------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.60% /(6)/        1.85% /(6)/         1.60% /(6)/
                                                             -----------------------------------------------------
Accumulation Unit Value                                           0.953414           1.565104            1.337015

Accumulation Units Issued                                        3,476,615            308,416             116,364
Accumulation Units Redeemed                                     (1,624,380)          (295,220)            (56,611)
                                                             -----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            1,852,236             13,197              59,753
                                                             =====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.75% /(2)/    1.00% /(2)(3)(4)(5)/    1.45% /(1)/
                                                             -----------------------------------------------------
Accumulation Unit Value                                           1.236334           0.979261            1.720276

Accumulation Units Issued                                       42,484,765         12,135,911              21,316
Accumulation Units Redeemed                                    (36,055,461)       (16,417,594)            (11,201)
                                                             -----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            6,429,304         (4,281,683)             10,115
                                                             =====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.55% /(2)/        0.80% /(2)/         0.75% /(2)/
                                                             -----------------------------------------------------
Accumulation Unit Value                                           1.274872           1.005440            2.675313

Accumulation Units Issued                                       10,834,194          3,937,867          21,116,969
Accumulation Units Redeemed                                    (11,023,018)        (6,289,309)         (4,356,715)
                                                             -----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding             (188,825)        (2,351,442)         16,760,255
                                                             =====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.35% /(2)/        0.60% /(2)/         0.95% /(1)/
                                                             -----------------------------------------------------
Accumulation Unit Value                                           1.314671           1.032275            2.329947

Accumulation Units Issued                                        1,678,380            764,269                   -
Accumulation Units Redeemed                                     (1,047,983)          (737,324)                  -
                                                             -----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding              630,398             26,945                   -
                                                             =====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.15% /(2)/        0.40% /(2)/         0.55% /(2)/
                                                             -----------------------------------------------------
Accumulation Unit Value                                           1.023625           1.610529            2.758608

Accumulation Units Issued                                                -                  -           4,167,743
Accumulation Units Redeemed                                              -                  -          (2,929,685)
                                                             -----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    -                  -           1,238,058
                                                             =====================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                  0.35% /(2)/
                                                                                                      -----------
Accumulation Unit Value                                                                                  2.844660

Accumulation Units Issued                                                                                 230,928
Accumulation Units Redeemed                                                                              (137,565)
                                                                                                      -----------
Increase (Decrease) in Accumulation Units Outstanding                                                      93,363
                                                                                                      ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                  0.15% /(2)/
                                                                                                      -----------
Accumulation Unit Value                                                                                  1.327986

Accumulation Units Issued                                                                                       -
Accumulation Units Redeemed                                                                                     -
                                                                                                      -----------
Increase (Decrease) in Accumulation Units Outstanding                                                           -
                                                                                                      ===========

/(1)/  Offered in registered Potentia Product
/(2)  /Offered in Portfolio Director Product
/(3)  /Offered in Group Unit Purchase Product
/(4) /Offered in Independence Plus Fixed and Variable Annuity Product /(5) /Offered in Impact Fixed and Variable Annuity Product
/(6)  /Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

                                                                                                    VANGUARD
                                                             VALIC COMPANY II  VALIC COMPANY II   LIFESTRATEGY
The accumulation units outstanding and analysis of the       MODERATE GROWTH  CONSERVATIVE GROWTH    GROWTH
 increase (decrease) in units outstanding as of               LIFESTYLE FUND    LIFESTYLE FUND        FUND
 December 31, 2013.                                          ---------------- ------------------- ------------
                                                               DIVISION 49        DIVISION 50     DIVISION 52
                                                             ---------------- ------------------- ------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.60% /(6)/        1.60% /(6)/     2.10% /(6)/
                                                             ------------------------------------------------
Accumulation Unit Value                                           1.279439           1.206046        1.271879

Accumulation Units Issued                                          698,148             17,150           6,412
Accumulation Units Redeemed                                       (623,421)          (28,878)          (1,465)
                                                             ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding               74,727            (11,728)          4,946
                                                             ================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.45% /(1)/        1.45% /(1)/     1.25% /(2)/
                                                             ------------------------------------------------
Accumulation Unit Value                                           1.802616           1.734216        2.032077

Accumulation Units Issued                                           19,471              1,147       5,884,659
Accumulation Units Redeemed                                         (9,483)            (3,664)     (3,834,489)
                                                             ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                9,988             (2,517)      2,050,170
                                                             ================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.75% /(2)/        0.75% /(2)/     1.05% /(2)/
                                                             ------------------------------------------------
Accumulation Unit Value                                           2.734078           2.558943        2.095159

Accumulation Units Issued                                       40,915,415         22,340,101       1,434,427
Accumulation Units Redeemed                                     (3,330,527)        (6,045,374)     (1,750,659)
                                                             ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding           37,584,887         16,294,728        (316,232)
                                                             ================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.95% /(1)/        0.95% /(1)/     0.85% /(2)/
                                                             ------------------------------------------------
Accumulation Unit Value                                           2.115351           1.880687        2.160051

Accumulation Units Issued                                                -                  -          94,639
Accumulation Units Redeemed                                              -                  -        (248,325)
                                                             ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    -                  -        (153,686)
                                                             ================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.55% /(2)/        0.55% /(2)/     0.65% /(2)/
                                                             ------------------------------------------------
Accumulation Unit Value                                           2.819101           2.638562        1.175602

Accumulation Units Issued                                        6,972,930          7,155,426               -
Accumulation Units Redeemed                                     (4,501,876)        (5,234,323)              -
                                                             ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding            2,471,054          1,921,104               -
                                                             ================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.35% /(2)/        0.35% /(2)/
                                                             -----------------------------------
Accumulation Unit Value                                           2.907009           2.720782

Accumulation Units Issued                                          316,103            479,608
Accumulation Units Redeemed                                       (193,618)          (141,807)
                                                             -----------------------------------
Increase (Decrease) in Accumulation Units Outstanding              122,485            337,801
                                                             ===================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.15% /(2)/        0.15% /(2)/
                                                             -----------------------------------
Accumulation Unit Value                                           1.378210           1.370965

Accumulation Units Issued                                                -                  -
Accumulation Units Redeemed                                              -                  -
                                                             -----------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    -                  -
                                                             ===================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


                                                             VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II
The accumulation units outstanding and analysis of the          MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND
 increase (decrease) in units outstanding as of                      FUND                  FUND                FUND
 December 31, 2013.                                          --------------------- --------------------- ----------------
                                                                  DIVISION 53           DIVISION 54        DIVISION 58
                                                             --------------------- --------------------- ----------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              2.10% /(6)/           2.10% /(6)/        1.60% /(6)/
                                                             -----------------------------------------------------------
Accumulation Unit Value                                              1.210457              1.137950           1.067409

Accumulation Units Issued                                              38,378                 2,778          2,107,152
Accumulation Units Redeemed                                           (63,089)               (9,513)          (559,344)
                                                             -----------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 (24,711)               (6,735)         1,547,808
                                                             ===========================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.25% /(2)/           1.25% /(2)/        1.45% /(1)/
                                                             -----------------------------------------------------------
Accumulation Unit Value                                              1.994711              1.865342           1.570596

Accumulation Units Issued                                           6,277,936             7,692,194              2,764
Accumulation Units Redeemed                                        (5,151,065)           (7,439,310)           (11,504)
                                                             -----------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding               1,126,871               252,884             (8,739)
                                                             ===========================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.05% /(2)/           1.05% /(2)/        0.95% /(1)/
                                                             -----------------------------------------------------------
Accumulation Unit Value                                              2.056514              1.923162           1.435116

Accumulation Units Issued                                           1,579,274             1,361,657                  -
Accumulation Units Redeemed                                        (2,217,576)           (1,686,148)                 -
                                                             -----------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (638,302)             (324,491)                 -
                                                             ===========================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.85% /(2)/           0.85% /(2)/        0.75% /(2)/
                                                             -----------------------------------------------------------
Accumulation Unit Value                                              2.120382              1.982797           1.886435

Accumulation Units Issued                                              39,329                38,005        106,588,132
Accumulation Units Redeemed                                          (237,609)              (48,102)        (5,095,114)
                                                             -----------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (198,280)              (10,098)       101,493,018
                                                             ===========================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.65% /(2)/           0.65% /(2)/        0.55% /(2)/
                                                             -----------------------------------------------------------
Accumulation Unit Value                                              1.207365              1.202455           1.945130

Accumulation Units Issued                                                   -                     -         16,914,516
Accumulation Units Redeemed                                                 -                     -         (1,226,872)
                                                             -----------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                       -                     -         15,687,644
                                                             ===========================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                       0.35% /(2)/
                                                                                                           -----------
Accumulation Unit Value                                                                                       2.005851

Accumulation Units Issued                                                                                    1,321,223
Accumulation Units Redeemed                                                                                   (336,382)
                                                                                                           -----------
Increase (Decrease) in Accumulation Units Outstanding                                                          984,841
                                                                                                           ===========

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                       0.15% /(2)/
                                                                                                           -----------
Accumulation Unit Value                                                                                      1.3530741

Accumulation Units Issued                                                                                      865,944
Accumulation Units Redeemed                                                                                 (1,390,026)
                                                                                                           -----------
Increase (Decrease) in Accumulation Units Outstanding                                                         (524,082)
                                                                                                           ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

                                                             VALIC COMPANY II VALIC COMPANY II
The accumulation units outstanding and analysis of the        STRATEGIC BOND  HIGH YIELD BOND         ARIEL
 increase (decrease) in units outstanding as of                    FUND             FUND              FUND
 December 31, 2013.                                          ---------------- ---------------- -------------------
                                                               DIVISION 59      DIVISION 60        DIVISION 68
                                                             ---------------- ---------------- -------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.60% /(6)/      1.60% /(6)/        1.85% /(6)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                           1.120620         1.190644           1.460001

Accumulation Units Issued                                        1,302,537        2,129,710            221,391
Accumulation Units Redeemed                                     (1,526,297)      (2,672,160)          (188,677)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding             (223,759)        (542,450)            32,714
                                                             ====================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.45% /(1)/      0.75% /(2)/    1.00% /(2)(3)(4)(5)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                           2.050812         2.439657           2.969613

Accumulation Units Issued                                           15,491       18,225,747          1,789,614
Accumulation Units Redeemed                                         (9,956)     (18,378,679)        (8,758,582)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                5,535         (152,932)        (6,968,968)
                                                             ====================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.95% /(1)/      0.55% /(2)/        0.80% /(2)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                           1.790518         2.515520           3.049017

Accumulation Units Issued                                                -        2,295,079          3,032,779
Accumulation Units Redeemed                                              -       (1,959,100)        (4,257,145)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    -          335,979         (1,224,366)
                                                             ====================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.75% /(2)/      0.35% /(2)/        0.60% /(2)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                           2.592832         2.594144           3.130394

Accumulation Units Issued                                       13,999,931          107,541            125,053
Accumulation Units Redeemed                                    (15,862,500)        (214,779)          (298,686)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding          (1,862,569)         (107,238)          (173,633)
                                                             ====================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.55% /(2)/      0.15% /(2)/        0.40% /(2)/
                                                             ----------------------------------------------------
Accumulation Unit Value                                           2.673503         1.363671           1.488745

Accumulation Units Issued                                        2,706,040                -            881,346
Accumulation Units Redeemed                                     (4,846,759)               -           (707,519)
                                                             ----------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding           (2,140,719)               -            173,827
                                                             ====================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.35% /(2)/
                                                               -----------
Accumulation Unit Value                                           2.756902

Accumulation Units Issued                                          233,473
Accumulation Units Redeemed                                       (419,463)
                                                               -----------
Increase (Decrease) in Accumulation Units Outstanding             (185,989)
                                                               ===========

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.15% /(2)/
                                                               -----------
Accumulation Unit Value                                          1.3903463

Accumulation Units Issued                                                -
Accumulation Units Redeemed                                              -
                                                               -----------
Increase (Decrease) in Accumulation Units Outstanding                    -
                                                               ===========

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and
analysis of the increase                        ARIEL                                  VALIC COMPANY I
  (decrease) in units outstanding as of      APPRECIATION           LOU HOLLAND        BLUE CHIP GROWTH
December 31, 2013.                               FUND               GROWTH FUND              FUND
                                         ----------------------------------------------------------------
                                             DIVISION 69            DIVISION 70          DIVISION 72
                                         ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.529489              1.450544              1.600841

Accumulation Units Issued                               4,419             1,251,645             1,373,081
Accumulation Units Redeemed                           (12,550)              (65,943)             (708,761)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (8,131)            1,185,702               664,319
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              3.030023              1.557225              1.577150

Accumulation Units Issued                          18,243,586             1,243,085             4,529,068
Accumulation Units Redeemed                        (5,043,467)           (4,618,808)          (20,311,523)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                13,200,119            (3,375,723)          (15,782,455)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/           0.80% /(2)/           0.80% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              3.110868              1.598788              1.619283

Accumulation Units Issued                           1,540,455               666,768               817,152
Accumulation Units Redeemed                        (2,424,196)           (3,968,504)          (10,172,992)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (883,740)           (3,301,736)           (9,355,840)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/           0.60% /(2)/           0.60% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              3.194022              1.641509              1.662581

Accumulation Units Issued                             146,085               108,758               405,826
Accumulation Units Redeemed                          (312,969)             (592,454)             (368,523)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (166,884)             (483,696)               37,303
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/           0.40% /(2)/           0.40% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.696253              1.492019              1.495746

Accumulation Units Issued                             647,370                     -                     -
Accumulation Units Redeemed                          (335,717)                    -                     -
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   311,653                     -                     -
                                         ================================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the         VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
increase (decrease) in units outstanding as of December 31,    HEALTH SCIENCES            VALUE            BROAD CAP VALUE
2013.                                                                FUND                  FUND                  FUND
                                                             -----------------------------------------------------------------
                                                                 DIVISION 73           DIVISION 74           DIVISION 75
                                                             -----------------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                                  2.079572              1.417726              1.496088

Accumulation Units Issued                                                 292,324                40,527               596,827
Accumulation Units Redeemed                                              (76,378)              (13,512)           (1,109,129)
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                     215,946                27,014             (512,302)
                                                             =================================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                                  3.132719              1.826023              1.625344

Accumulation Units Issued                                              20,716,195             1,394,125             3,677,905
Accumulation Units Redeemed                                           (3,185,634)           (5,849,332)           (3,470,592)
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                  17,530,560           (4,455,207)               207,313
                                                             =================================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.80% /(2)/           0.80% /(2)/           0.80% /(2)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                                  3.216220              1.870469              1.651826

Accumulation Units Issued                                               3,989,696               501,537               602,695
Accumulation Units Redeemed                                           (2,154,321)           (2,233,269)             (702,824)
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                   1,835,375           (1,731,733)             (100,129)
                                                             =================================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.60% /(2)/           0.60% /(2)/           0.60% /(2)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                                  3.302268              1.915967              1.678795

Accumulation Units Issued                                                 416,781                53,813               112,178
Accumulation Units Redeemed                                             (390,488)             (120,860)             (209,755)
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                      26,293              (67,047)              (97,577)
                                                             =================================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.40% /(2)/           0.40% /(2)/           0.40% /(2)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                                  2.280736              1.214803              1.384327

Accumulation Units Issued                                                       -                     -                     -
Accumulation Units Redeemed                                                     -                     -                     -
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                           -                     -                     -
                                                             =================================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the           VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
increase (decrease) in units outstanding as of December 31,       LARGE CAP CORE     INFLATION PROTECTED          GROWTH
2013.                                                                  FUND                  FUND                  FUND
                                                               -----------------------------------------------------------------
                                                                   DIVISION 76           DIVISION 77           DIVISION 78
                                                               -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:               1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
Accumulation Unit Value                                                    1.511259              1.046809              1.416364

Accumulation Units Issued                                                   364,495             3,445,564                 8,389
Accumulation Units Redeemed                                               (665,691)           (5,747,726)              (33,163)
                                                               -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                     (301,197)           (2,302,162)              (24,774)
                                                               =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/      1.45% /(1)/
                                                               -----------------------------------------------------------------
Accumulation Unit Value                                                    1.925031              1.273676              1.484739

Accumulation Units Issued                                                 4,949,376            41,266,946                    91
Accumulation Units Redeemed                                             (6,816,986)          (22,009,214)                     -
                                                               -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                   (1,867,610)            19,257,733                    91
                                                               =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:               0.80% /(2)/           0.80% /(2)/       1.00% /(2)(3)(4)(5)/
                                                               -----------------------------------------------------------------
Accumulation Unit Value                                                    1.956415              1.296869              1.540941

Accumulation Units Issued                                                 1,507,210             7,341,786            16,773,615
Accumulation Units Redeemed                                             (6,129,053)           (1,882,026)          (63,746,449)
                                                               -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                   (4,621,843)             5,459,760          (46,972,834)
                                                               =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:               0.60% /(2)/           0.60% /(2)/           0.95% /(1)/
                                                               -----------------------------------------------------------------
Accumulation Unit Value                                                    1.988271              1.320583              1.546623

Accumulation Units Issued                                                   192,547               565,170                     -
Accumulation Units Redeemed                                                (84,379)             (398,283)                     -
                                                               -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                       108,168               166,886                     -
                                                               =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:               0.40% /(2)/           0.40% /(2)/           0.80% /(2)/
                                                               -----------------------------------------------------------------
Accumulation Unit Value                                                    1.606127              1.255995              1.566015

Accumulation Units Issued                                                         -                     -             1,074,371
Accumulation Units Redeemed                                                       -                     -          (12,391,772)
                                                               -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                             -                     -          (11,317,401)
                                                               =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                           0.60% /(2)/
                                                                                                           ---------------------
Accumulation Unit Value                                                                                                1.591598

Accumulation Units Issued                                                                                               290,946
Accumulation Units Redeemed                                                                                         (1,242,833)
                                                                                                           ---------------------
Increase (Decrease) in Accumulation Units Outstanding                                                                 (951,886)
                                                                                                           =====================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                           0.40% /(2)/
                                                                                                           ---------------------
Accumulation Unit Value                                                                                                1.398985

Accumulation Units Issued                                                                                             1,010,913
Accumulation Units Redeemed                                                                                         (1,357,391)
                                                                                                           ---------------------
Increase (Decrease) in Accumulation Units Outstanding                                                                 (346,478)
                                                                                                           =====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


                                                                   VALIC COMPANY I      SUNAMERICA 2020
The accumulation units outstanding and analysis of the increase  LARGE CAPITAL GROWTH   HIGH WATERMARK
(decrease) in units outstanding as of December 31, 2013.                 FUND                FUND
                                                                 ---------------------------------------
                                                                     DIVISION 79          DIVISION 82
                                                                 ---------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 1.85% /(6)/          1.85% /(6)/
                                                                 ---------------------------------------
Accumulation Unit Value                                                 1.313756            1.082079

Accumulation Units Issued                                                    871                   -
Accumulation Units Redeemed                                              (19,525)                  -
                                                                 ---------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    (18,654)                  -
                                                                 =======================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 1.45% /(1)/      1.00% /(2)(3)(4)(5)/
                                                                 ---------------------------------------
Accumulation Unit Value                                                 1.481195            1.090990

Accumulation Units Issued                                                    370                 109
Accumulation Units Redeemed                                                    -          (2,493,367)
                                                                 ---------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                        370          (2,493,257)
                                                                 =======================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.00% /(2)(3)(4)(5)/     0.80% /(2)/
                                                                 ---------------------------------------
Accumulation Unit Value                                                 1.543894            1.110509

Accumulation Units Issued                                                910,956               7,376
Accumulation Units Redeemed                                          (21,398,045)           (292,641)
                                                                 ---------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (20,487,089)           (285,264)
                                                                 =======================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 0.95% /(1)/          0.60% /(2)/
                                                                 ---------------------------------------
Accumulation Unit Value                                                 1.550363            1.130403

Accumulation Units Issued                                                      -                   -
Accumulation Units Redeemed                                                    -                (487)
                                                                 ---------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                          -                (486)
                                                                 =======================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 0.80% /(2)/          0.40% /(2)/
                                                                 ---------------------------------------
Accumulation Unit Value                                                 1.572011            0.919298

Accumulation Units Issued                                                648,401                   -
Accumulation Units Redeemed                                           (6,195,924)                  -
                                                                 ---------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 (5,547,522)                  -
                                                                 =======================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 0.60% /(2)/
                                                                     -----------
Accumulation Unit Value                                                 1.600783

Accumulation Units Issued                                                 40,771
Accumulation Units Redeemed                                             (461,290)
                                                                     -----------
Increase (Decrease) in Accumulation Units Outstanding                   (420,518)
                                                                     ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                 0.40% /(2)/
                                                                     -----------
Accumulation Unit Value                                                 1.222663

Accumulation Units Issued                                                501,114
Accumulation Units Redeemed                                             (378,110)
                                                                     -----------
Increase (Decrease) in Accumulation Units Outstanding                    123,005
                                                                     ===========

/(1)  /Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)  /Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


                                                                    VALIC COMPANY I        VALIC COMPANY I
                                                                MID CAP STRATEGIC GROWTH  SMALL CAP SPECIAL
The accumulation units outstanding and analysis of the increase            FUND               VALUES FUND
 (decrease) in units outstanding as of December 31, 2013.       ------------------------ -------------------
                                                                        DIVISION 83            DIVISION 84
                                                                ------------------------ -------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                  1.85% /(6)/            1.85% /(6)/
                                                                --------------------------------------------
Accumulation Unit Value                                                      1.335606               1.430295

Accumulation Units Issued                                                         192                      -
Accumulation Units Redeemed                                                   (15,388)                  (962)
                                                                --------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                         (15,195)                  (962)
                                                                ============================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                   1.45%/(1)/        1.00%/(2)(3)(4)(5)/
                                                                --------------------------------------------
Accumulation Unit Value                                                      1.873962               1.515351

Accumulation Units Issued                                                         336                434,125
Accumulation Units Redeemed                                                         -           (14,493,156)
                                                                --------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                             336            (14,059,030)
                                                                ============================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.00%/(2)(3)(4)(5)/         0.80%/(2)/
                                                                --------------------------------------------
Accumulation Unit Value                                                      1.953344               1.540048

Accumulation Units Issued                                                     674,240              1,839,141
Accumulation Units Redeemed                                               (13,222,919)            (4,841,398)
                                                                --------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                     (12,548,679)            (3,002,257)
                                                                ============================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                   0.95%/(1)/             0.60%/(2)/
                                                                --------------------------------------------
Accumulation Unit Value                                                      1.961491               1.565154

Accumulation Units Issued                                                           -                165,183
Accumulation Units Redeemed                                                         -             (1,061,636)
                                                                --------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                               -               (896,453)
                                                                ============================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                   0.80%/(2)/             0.40%/(2)/
                                                                --------------------------------------------
Accumulation Unit Value                                                      1.988952               1.393696

Accumulation Units Issued                                                   6,721,094
Accumulation Units Redeemed                                                (6,107,258)
                                                                --------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                         613,836
                                                                ============================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                   0.60%/(2)/
                                                                  -------------------
Accumulation Unit Value                                                      2.025322

Accumulation Units Issued                                                     575,019
Accumulation Units Redeemed                                                  (228,773)
                                                                  -------------------
Increase (Decrease) in Accumulation Units Outstanding                         346,246
                                                                  ===================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                   0.40%/(2)/
                                                                  -------------------
Accumulation Unit Value                                                      1.273553

Accumulation Units Issued                                                     179,460
Accumulation Units Redeemed                                                  (259,612)
                                                                  -------------------
Increase (Decrease) in Accumulation Units Outstanding                         (80,152)
                                                                  ===================

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding
and analysis of the increase             VALIC COMPANY I      VALIC COMPANY I      VALIC COMPANY I      VALIC COMPANY I
(decrease) in units outstanding as of       SMALL MID       SMALL CAP AGGRESSIVE EMERGING ECONOMIES     GLOBAL STRATEGY
December 31, 2013.                         GROWTH FUND          GROWTH FUND             FUND                 FUND
                                       -------------------------------------------------------------------------------
                                           DIVISION 85          DIVISION 86          DIVISION 87          DIVISION 88
                                       -------------------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                  1.85% /(6)/          1.85% /(6)/          1.85% /(6)/          1.85% /(6)/
                                       -------------------------------------------------------------------------------
Accumulation Unit Value                       1.360664             1.463554             0.951296             1.313596

Accumulation Units Issued                       13,027              542,844            1,674,505              594,490
Accumulation Units Redeemed                    (13,173)             (45,748)          (2,061,425)            (515,142)
                                       -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                               (147)             497,096             (386,920)              79,348
                                       ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                1.00% /(2)(3)(4)(5)/ 1.00% /(2)(3)(4)(5)/     1.45% /(1)/      1.00% /(2)(3)(4)(5)/
                                       -------------------------------------------------------------------------------
Accumulation Unit Value                       1.472237             1.952221             0.931398             1.899501

Accumulation Units Issued                    3,524,351            5,956,039                4,600            7,470,522
Accumulation Units Redeemed                 (7,550,215)          (5,764,799)              (4,900)         (11,919,630)
                                       -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         (4,025,865)             191,240                 (300)          (4,449,108)
                                       ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                    0.80% /(2)/          0.80% /(2)/      1.00% /(2)(3)(4)(5)/     0.80% /(2)/
                                       -------------------------------------------------------------------------------
Accumulation Unit Value                       1.496265             1.984026             0.966641             1.930463

Accumulation Units Issued                      733,886            2,251,943           54,627,609           16,607,562
Accumulation Units Redeemed                 (2,430,911)          (2,277,676)         (41,154,884)          (4,285,550)
                                       -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         (1,697,026)             (25,733)          13,472,725           12,322,011
                                       ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                    0.60% /(2)/          0.60% /(2)/          0.95% /(1)/          0.60% /(2)/
                                       -------------------------------------------------------------------------------
Accumulation Unit Value                       1.520594             2.016363             0.970246             1.961954

Accumulation Units Issued                       26,131              123,593                    -              459,068
Accumulation Units Redeemed                   (146,151)            (147,867)                   -             (410,815)
                                       -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           (120,020)             (24,273)                   -               48,253
                                       ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                    0.40% /(2)/          0.40% /(2)/          0.80% /(2)/          0.40% /(2)/
                                       -------------------------------------------------------------------------------
Accumulation Unit Value                       1.363663             1.624338             0.982429             1.429854

Accumulation Units Issued                            -                    -           28,890,637                    -
Accumulation Units Redeemed                          -                    -          (18,363,638)                   -
                                       -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  -                    -           10,527,000                    -
                                       ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                                                              0.60% /(2)/
                                                                                     -----------
Accumulation Unit Value                                                                 0.998429

Accumulation Units Issued                                                                886,294
Accumulation Units Redeemed                                                             (753,644)
                                                                                     -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                      132,650
                                                                                     ===========
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                                                              0.40% /(2)/
                                                                                     -----------
Accumulation Unit Value                                                                 0.698973

Accumulation Units Issued                                                              2,710,936
Accumulation Units Redeemed                                                           (1,918,829)
                                                                                     -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                      792,107
                                                                                     ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the increase (decrease)    VALIC COMPANY I      VALIC COMPANY I    INVESCO BALANCE-RISK   VALIC COMPANY I
in units outstanding as of                  FOREIGN VALUE     GLOBAL REAL ESTATE    COMMODITY STRATEGY  DYNAMIC ALLOCATION
December 31, 2013.                              FUND                 FUND                  FUND                FUND
                                         -------------------------------------------------------------------------------
                                             DIVISION 89         DIVISION 101          DIVISION 102        DIVISION 103
                                         -------------------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                      1.85% /(6)/          1.85% /(6)/          1.85% /(6)/          1.85% /(6)/
                                         -------------------------------------------------------------------------------
Accumulation Unit Value                         1.233477             1.191997             0.830178             1.150547

Accumulation Units Issued                        815,729              578,462                7,384            6,575,424
Accumulation Units Redeemed                     (268,967)            (549,687)              (4,533)             (82,010)
                                         -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              546,762               28,775                2,851            6,493,414
                                         ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                  1.00% /(2)(3)(4)(5)/ 1.00% /(2)(3)(4)(5)/ 1.00% /(2)(3)(4)(5)/ 1.00% /(2)(3)(4)(5)/
                                         -------------------------------------------------------------------------------
Accumulation Unit Value                         1.450779             1.200773             0.845590             1.160711

Accumulation Units Issued                      5,823,709           21,296,275           75,596,870          158,005,578
Accumulation Units Redeemed                  (51,547,798)         (46,600,874)         (14,931,754)            (440,995)
                                         -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                          (45,724,088)         (25,304,599)          60,665,117          157,564,583
                                         ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                      0.80% /(2)/          0.80% /(2)/          0.80% /(2)/          0.80% /(2)/
                                         -------------------------------------------------------------------------------
Accumulation Unit Value                         1.474412             1.214837             0.849251             1.163127

Accumulation Units Issued                      9,877,882            2,868,059           11,402,800            4,371,626
Accumulation Units Redeemed                  (40,917,685)          (3,462,268)          (1,160,796)            (354,504)
                                         -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                          (31,039,803)            (594,209)          10,242,004            4,017,123
                                         ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                      0.60% /(2)/          0.60% /(2)/          0.60% /(2)/          0.60% /(2)/
                                         -------------------------------------------------------------------------------
Accumulation Unit Value                         1.498475             1.229062             0.852967             1.165530

Accumulation Units Issued                        259,832              349,495              400,312              605,675
Accumulation Units Redeemed                     (755,796)            (381,070)            (131,734)             (22,177)
                                         -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (495,964)             (31,574)             268,578              583,498
                                         ===============================================================================
CONTRACTS WITH MORTALITY AND
EXPENSE RISK CHARGE OF:                      0.40% /(2)/          0.40% /(2)/          0.40% /(2)/          0.40% /(2)/
                                         -------------------------------------------------------------------------------
Accumulation Unit Value                         1.069679             1.243468             0.856683             1.167951

Accumulation Units Issued                          3,949                    -                    -                    -
Accumulation Units Redeemed                      (50,275)                   -                    -                    -
                                         -------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              (46,327)                   -                    -                    -
                                         ===============================================================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the          VALIC COMPANY I        VALIC COMPANY I       VALIC COMPANY I
increase (decrease) in units outstanding as of December 31,   CAPITAL CONSERVATION   CAPITAL CONSERVATION     MONEY MARKET I
2012.                                                                 FUND                   FUND                  FUND
                                                             -----------------------------------------------------------------
                                                                   DIVISION 1             DIVISION 7            DIVISION 2
                                                             -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00%/ (2) (3) (4) (5)/     1.85% /(6)/      1.00%/ (2) (3) (4) (5)/
                                                             -----------------------------------------------------------------
Accumulation Unit Value                                             6.493891                1.091896             2.927548

Accumulation Units Issued                                             19,004                 364,765                7,654
Accumulation Units Redeemed                                          (61,089)               (189,865)             (38,593)
                                                             -----------------------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                (42,085)                174,900              (30,939)
                                                             =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                 1.00%/(2)(3)(4)(5)/
                                                                                          ----------
Accumulation Unit Value                                                                     3.636534

Accumulation Units Issued                                                                  9,197,353
Accumulation Units Redeemed                                                               (3,785,576)
                                                                                          ----------
Increase (Decrease) in Accumulation Units Outstanding                                      5,411,777
                                                                                          ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                      0.80%/(2)/
                                                                                          ----------
Accumulation Unit Value                                                                     3.833180

Accumulation Units Issued                                                                  5,404,215
Accumulation Units Redeemed                                                               (2,061,412)
                                                                                          ----------
Increase (Decrease) in Accumulation Units Outstanding                                      3,342,803
                                                                                          ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                      0.60%/(2)/
                                                                                          ----------
Accumulation Unit Value                                                                     4.046194

Accumulation Units Issued                                                                    651,326
Accumulation Units Redeemed                                                                 (120,676)
                                                                                          ----------
Increase (Decrease) in Accumulation Units Outstanding                                        530,650
                                                                                          ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                      0.40%/(2)/
                                                                                          ----------
Accumulation Unit Value                                                                     1.295000

Accumulation Units Issued                                                                          -
Accumulation Units Redeemed                                                                        -
                                                                                          ----------
Increase (Decrease) in Accumulation Units Outstanding                                              -
                                                                                          ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation Units Outstanding
Contracts with Mortality and Expense Risk Charge of:
Accumulation Unit Value
Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation Units Outstanding

/(1)  /Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)  /Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

                                                                    VALIC COMPANY I       VALIC COMPANY I
The accumulation units outstanding and analysis of the increase     MONEY MARKET I         MID CAP INDEX
(decrease) in units outstanding as of December 31, 2012.                 FUND                  FUND
                                                                 -------------------------------------------
                                                                      DIVISION 6            DIVISION 4
                                                                 -------------------------------------------

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.85% /(6)/           1.85% /(6)/
                                                                 -------------------------------------------
    Accumulation Unit Value                                                  0.963856              1.109821

    Accumulation Units Issued                                               2,119,415             2,414,889
    Accumulation Units Redeemed                                            (2,222,773)           (1,200,617)
                                                                 -------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                    (103,358)            1,214,272
                                                                 ===========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.45% /(1)/           1.45% /(1)/
                                                                 -------------------------------------------
    Accumulation Unit Value                                                  1.025855              1.832414

    Accumulation Units Issued                                                  34,322                 2,009
    Accumulation Units Redeemed                                               (17,677)              (10,574)
                                                                 -------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                      16,645                (8,565)
                                                                 ===========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                                                 -------------------------------------------
    Accumulation Unit Value                                                  2.067129             13.048225

    Accumulation Units Issued                                              28,135,823             4,741,354
    Accumulation Units Redeemed                                           (35,781,320)          (13,999,324)
                                                                 -------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                  (7,645,497)           (9,257,970)
                                                                 ===========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                  0.95% /(1)/           0.95% /(1)/
                                                                 -------------------------------------------
    Accumulation Unit Value                                                  1.065268              2.118910

    Accumulation Units Issued                                                       -                     -
    Accumulation Units Redeemed                                                     -                     -
                                                                 -------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                           -                     -
                                                                 ===========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.80% /(2)/           0.80% /(2)/
                                                                 -------------------------------------------
    Accumulation Unit Value                                                  2.179509             13.829406

    Accumulation Units Issued                                               8,941,272             1,655,553
    Accumulation Units Redeemed                                           (12,005,030)           (3,486,959)
                                                                 -------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                  (3,063,758)           (1,831,406)
                                                                 ===========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.60% /(2)/           0.60% /(2)/
                                                                 ------------------------------------------
    Accumulation Unit Value                                                  2.300488             14.692846

    Accumulation Units Issued                                                 699,853               173,044
    Accumulation Units Redeemed                                              (700,194)             (185,532)
                                                                 ------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                        (341)              (12,488)
                                                                 ==========================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.40% /(2)/           0.40% /(2)/
                                                                 ------------------------------------------
    Accumulation Unit Value                                                  1.011555              1.177099

    Accumulation Units Issued                                              29,010,698             1,448,188
    Accumulation Units Redeemed                                           (27,955,916)           (2,293,858)
                                                                 ------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                   1,054,782              (845,670)
                                                                 ==========================================

                                                                   VALIC COMPANY I
The accumulation units outstanding and analysis of the increase    ASSET ALLOCATION
(decrease) in units outstanding as of December 31, 2012.                 FUND
                                                                 ---------------------
                                                                      DIVISION 5
                                                                 ---------------------

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.85% /(6)/
                                                                 ---------------------
    Accumulation Unit Value                                                  1.102177

    Accumulation Units Issued                                               1,089,932
    Accumulation Units Redeemed                                              (680,499)
                                                                 ---------------------
    Increase (Decrease) in Accumulation Units Outstanding                     409,433
                                                                 =====================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00% /(2)(3)(4)(5)/
                                                                 ---------------------
    Accumulation Unit Value                                                  6.262293

    Accumulation Units Issued                                               2,480,600
    Accumulation Units Redeemed                                            (2,507,517)
                                                                 ---------------------
    Increase (Decrease) in Accumulation Units Outstanding                     (26,917)
                                                                 =====================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.80% /(2)/
                                                                 ---------------------
    Accumulation Unit Value                                                  6.626709

    Accumulation Units Issued                                               1,748,079
    Accumulation Units Redeemed                                            (1,458,560)
                                                                 ---------------------
    Increase (Decrease) in Accumulation Units Outstanding                     289,519
                                                                 =====================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                  0.60% /(2)/
                                                                 ---------------------
    Accumulation Unit Value                                                  7.027574

    Accumulation Units Issued                                                  16,632
    Accumulation Units Redeemed                                                (6,966)
                                                                 ---------------------
    Increase (Decrease) in Accumulation Units Outstanding                       9,666
                                                                 =====================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.40% /(2)/
                                                                 ---------------------
    Accumulation Unit Value                                                  1.197710

    Accumulation Units Issued                                                       -
    Accumulation Units Redeemed                                                     -
                                                                 ---------------------
    Increase (Decrease) in Accumulation Units Outstanding                           -
                                                                 =====================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:

    Accumulation Unit Value

    Accumulation Units Issued
    Accumulation Units Redeemed

    Increase (Decrease) in Accumulation Units Outstanding

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:

    Accumulation Unit Value

    Accumulation Units Issued
    Accumulation Units Redeemed

    Increase (Decrease) in Accumulation Units Outstanding


/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

                                                                    VALIC COMPANY I       VALIC COMPANY I    VALIC COMPANY I
The accumulation units outstanding and analysis of the increase  GOVERNMENT SECURITIES      STOCK INDEX        STOCK INDEX
(decrease) in units outstanding as of December 31, 2012.                 FUND                  FUND               FUND
                                                                 ----------------------------------------------------------
                                                                      DIVISION 8           DIVISION 10A       DIVISION 10B
                                                                 ----------------------------------------------------------
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.85% /(6)/      1.00% /(2)(3)(4)(5)/   0.4335% /(3)/
                                                                 ----------------------------------------------------------
    Accumulation Unit Value                                                  1.097147             27.953606       48.562447

    Accumulation Units Issued                                                 335,932                80,508           2,310
    Accumulation Units Redeemed                                              (154,023)             (600,622)        (24,752)
                                                                 ----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                     181,909              (520,114)        (22,442)
                                                                 ==========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.00% /(2)(3)(4)(5)/
                                                                 --------------------
    Accumulation Unit Value                                                  3.588922

    Accumulation Units Issued                                               3,502,180
    Accumulation Units Redeemed                                            (4,097,896)
                                                                 --------------------
    Increase (Decrease) in Accumulation Units Outstanding                    (595,716)
                                                                 ====================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.80% /(2)/
                                                                 --------------------
    Accumulation Unit Value                                                  3.783007

    Accumulation Units Issued                                               1,449,806
    Accumulation Units Redeemed                                            (2,112,007)
                                                                 --------------------
    Increase (Decrease) in Accumulation Units Outstanding                    (662,201)
                                                                 ====================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.60% /(2)/
                                                                 --------------------
    Accumulation Unit Value                                                  3.993154

    Accumulation Units Issued                                                  50,144
    Accumulation Units Redeemed                                               (34,165)
                                                                 --------------------
    Increase (Decrease) in Accumulation Units Outstanding                      15,979
                                                                 ====================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.40% /(2)/
                                                                 --------------------
    Accumulation Unit Value                                                  1.259325

    Accumulation Units Issued                                                       -
    Accumulation Units Redeemed                                                     -
                                                                 --------------------
    Increase (Decrease) in Accumulation Units Outstanding                           -
                                                                 ====================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:
    Accumulation Unit Value

    Accumulation Units Issued
    Accumulation Units Redeemed
    Increase (Decrease) in Accumulation Units Outstanding

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:
    Accumulation Unit Value

    Accumulation Units Issued
    Accumulation Units Redeemed
    Increase (Decrease) in Accumulation Units Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the increase           VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
(decrease) in units outstanding as       STOCK INDEX           STOCK INDEX      INTERNATIONAL EQUITIES
of December 31, 2012.                       FUND                  FUND                   FUND
                                    -----------------------------------------------------------------
                                        DIVISION 10C          DIVISION 10D           DIVISION 11
                                    -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                1.85% /(6)/      1.00% /(2)(3)(4)(5)/        1.85% /(6)/
                                    -----------------------------------------------------------------
Accumulation Unit Value                         1.134086             10.516091               0.979993

Accumulation Units Issued                      1,250,128                41,681                290,577
Accumulation Units Redeemed                     (483,584)             (112,480)              (157,057)
                                    -----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                 766,544               (70,799)               133,520
                                    =================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                1.45% /(1)/                             1.00% /(2)(3)(4)(5)/
                                    --------------------                         --------------------
Accumulation Unit Value                         1.094293                                     1.656905

Accumulation Units Issued                          3,723                                   68,047,990
Accumulation Units Redeemed                       (8,696)                                (125,534,740)
                                    --------------------                         --------------------
Increase (Decrease) in
  Accumulation Units Outstanding                  (4,973)                                 (57,486,750)
                                    ====================                         ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           1.00% /(2)(3)(4)(5)/                              0.80% /(2)/
                                    --------------------                         --------------------
Accumulation Unit Value                         5.933717                                     1.735153

Accumulation Units Issued                      9,706,327                                   15,254,501
Accumulation Units Redeemed                  (37,508,596)                                 (26,505,647)
                                    --------------------                         --------------------
Increase (Decrease) in
  Accumulation Units Outstanding             (27,802,269)                                 (11,251,146)
                                    ====================                         ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.95% /(1)/                                  0.60% /(2)/
                                    --------------------                         --------------------
Accumulation Unit Value                         1.555073                                     1.817872

Accumulation Units Issued                              -                                      192,405
Accumulation Units Redeemed                            -                                   (1,359,949)
                                    --------------------                         --------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       -                                   (1,167,544)
                                    ====================                         ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.80% /(2)/                                  0.40% /(2)/
                                    --------------------                         --------------------
Accumulation Unit Value                         6.233635                                     0.739639

Accumulation Units Issued                      1,663,065                                            -
Accumulation Units Redeemed                   (8,860,432)                                           -
                                    --------------------                         --------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (7,197,367)                                           -
                                    ====================                         ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.60% /(2)/
                                    --------------------
Accumulation Unit Value                         6.563499

Accumulation Units Issued                        491,360
Accumulation Units Redeemed                     (776,942)
                                    --------------------
Increase (Decrease) in
  Accumulation Units Outstanding                (285,582)
                                    ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.40% /(2)/
                                    --------------------
Accumulation Unit Value                         0.995939

Accumulation Units Issued                      3,942,971
Accumulation Units Redeemed                   (5,623,232)
                                    --------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (1,680,261)
                                    ====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the increase          VALIC COMPANY I        VALIC COMPANY I       VALIC COMPANY I
(decrease) in units outstanding as    SOCIAL AWARENESS    INT'L GOVERNMENT BOND    SMALL CAP INDEX
of December 31, 2012.                       FUND                  FUND                  FUND
                                    ----------------------------------------------------------------
                                        DIVISION 12            DIVISION 13           DIVISION 14
                                    ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         1.060548              1.093819              1.070274

Accumulation Units Issued                              -             3,314,346             1,370,752
Accumulation Units Redeemed                            -            (2,427,422)           (1,022,118)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       -               886,924               348,634
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                1.45% /(1)/      1.00% /(2)(3)(4)(5)/       1.45% /(1)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         0.992058              3.231730              1.586029

Accumulation Units Issued                              -             6,651,030                 1,791
Accumulation Units Redeemed                            -           (16,273,677)               (3,058)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       -            (9,622,647)               (1,267)
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           1.00% /(2)(3)(4)(5)/       0.80% /(2)/      1.00% /(2)(3)(4)(5)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         4.103112              3.369388              4.256311

Accumulation Units Issued                      2,358,039             1,641,737             4,991,492
Accumulation Units Redeemed                   (4,127,918)           (2,812,107)          (19,897,810)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (1,769,879)           (1,170,370)          (14,906,318)
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.95% /(1)/           0.60% /(2)/           0.95% /(1)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         1.387857              3.515818              1.879878

Accumulation Units Issued                              -                57,563                     -
Accumulation Units Redeemed                            -              (162,409)                    -
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       -              (104,846)                    -
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.80% /(2)/           0.40% /(2)/           0.80% /(2)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         4.290536              1.338535              4.430135

Accumulation Units Issued                        780,988                   185               827,905
Accumulation Units Redeemed                   (5,958,940)               (2,143)           (5,519,230)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (5,177,952)               (1,958)           (4,691,325)
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.60% /(2)/                                 0.60% /(2)/
                                    --------------------                        --------------------
Accumulation Unit Value                         4.495022                                    4.617371

Accumulation Units Issued                        113,372                                      99,394
Accumulation Units Redeemed                     (171,860)                                   (441,586)
                                    --------------------                        --------------------
Increase (Decrease) in
  Accumulation Units Outstanding                 (58,488)                                   (342,192)
                                    ====================                        ====================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.40% /(2)/                                 0.40% /(2)/
                                    --------------------                        --------------------
Accumulation Unit Value                         0.891390                                    1.072317

Accumulation Units Issued                          3,523                                   1,412,534
Accumulation Units Redeemed                     (143,292)                                 (1,643,184)
                                    --------------------                        --------------------
Increase (Decrease) in
  Accumulation Units Outstanding                (139,769)                                   (230,650)
                                    ====================                        ====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the increase           VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I
(decrease) in units outstanding as       CORE EQUITY         GROWTH & INCOME    SCIENCE & TECHNOLOGY
of December 31, 2012.                       FUND                  FUND                  FUND
                                    ----------------------------------------------------------------
                                         DIVISION 15           DIVISION 16          DIVISION 17
                                    ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         1.095162              1.044905              1.015975

Accumulation Units Issued                        555,234               570,452               142,260
Accumulation Units Redeemed                     (369,790)             (350,436)              (72,805)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                 185,444               220,016                69,455
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           1.00% /(2)(3)(4)(5)/       1.45% /(1)/           1.45% /(1)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         2.285999              0.947441              0.661302

Accumulation Units Issued                      1,646,531                   523                 2,168
Accumulation Units Redeemed                   (9,533,965)               (8,768)               (1,026)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (7,887,434)               (8,245)                1,142
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.80% /(2)/      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         2.370065              2.359321              2.943230

Accumulation Units Issued                        544,374             2,126,259             3,110,761
Accumulation Units Redeemed                   (2,139,529)           (3,713,451)          (23,387,186)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding              (1,595,155)           (1,587,192)          (20,276,425)
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.60% /(2)/           0.95% /(1)/           0.95% /(1)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         2.460309              1.340865              1.652232

Accumulation Units Issued                         31,879                     -                     -
Accumulation Units Redeemed                      (86,091)                    -                     -
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                 (54,212)                    -                     -
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                0.40% /(2)/           0.80% /(2)/           0.80% /(2)/
                                    ----------------------------------------------------------------
Accumulation Unit Value                         0.929537              2.446240              3.050881

Accumulation Units Issued                          2,155               447,082             2,178,755
Accumulation Units Redeemed                      (63,707)           (1,025,694)           (6,105,456)
                                    ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                 (61,552)             (578,612)           (3,926,701)
                                    ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                                      0.60% /(2)/           0.60% /(2)/
                                                          ------------------------------------------
Accumulation Unit Value                                               2.539408              3.167184

Accumulation Units Issued                                               15,491               205,690
Accumulation Units Redeemed                                            (66,224)             (295,635)
                                                          ------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                                       (50,733)              (89,945)
                                                          ==========================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                                      0.40% /(2)/           0.40% /(2)/
                                                          ------------------------------------------
Accumulation Unit Value                                               0.876053              1.042741

Accumulation Units Issued                                                    -             1,183,411
Accumulation Units Redeemed                                                  -            (2,199,643)
                                                          ------------------------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                                             -            (1,016,232)
                                                          ==========================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units
 outstanding and analysis of
 the increase (decrease) in       VALIC COMPANY I      VALIC COMPANY I        VALIC COMPANY I
 units outstanding as of             SMALL CAP       INTERNATIONAL GROWTH     DIVIDEND VALUE
 December 31, 2012.                    FUND                  FUND                  FUND
                               ----------------------------------------------------------------
                                    DIVISION 18          DIVISION 20            DIVISION 21
                               ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.107888              1.044568              1.173530

Accumulation Units Issued                   574,135             2,916,520             2,172,502
Accumulation Units Redeemed                (248,845)             (698,712)             (921,223)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                               325,290             2,217,808             1,251,279
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    3.199722              2.410812              1.904739

Accumulation Units Issued                 1,365,182             8,766,264            67,083,058
Accumulation Units Redeemed             (10,565,317)          (13,528,432)           (4,892,803)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                            (9,200,135)           (4,762,168)           62,190,255
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.80% /(2)/           0.80% /(2)/           0.80% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    3.332073              2.509668              2.003624

Accumulation Units Issued                   835,871            12,787,797            18,305,538
Accumulation Units Redeemed              (2,680,006)          (11,001,458)           (4,050,911)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                            (1,844,135)            1,786,339            14,254,627
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.60% /(2)/           0.60% /(2)/           0.60% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    3.484543              2.615705              2.114976

Accumulation Units Issued                   204,294             1,507,922               838,949
Accumulation Units Redeemed                (195,808)             (317,743)             (299,976)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                 8,486             1,190,179               538,973
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.40% /(2)/           0.40% /(2)/           0.40% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.131967              0.881700              0.981036

Accumulation Units Issued                         -                     -                 2,255
Accumulation Units Redeemed                       -                     -              (149,348)
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                     -                     -              (147,093)
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
analysis of the increase (decrease) in         VANGUARD              VANGUARD         VANGUARD
units outstanding as of December 31,      LONG-TERM CORPORATE   LONG-TERM TREASURY   WINDSOR II
2012.                                            FUND                  FUND             FUND
                                         -------------------------------------------------------
                                              DIVISION 22          DIVISION 23       DIVISION 24
                                         -------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/           1.85% /(6)/      2.10% /(6)/
                                         -------------------------------------------------------
Accumulation Unit Value                              1.260880              1.288888     1.149401

Accumulation Units Issued                             690,063               256,453      327,812
Accumulation Units Redeemed                          (486,359)             (287,981)    (155,755)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   203,704               (31,528)     172,057
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.25% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                              3.005726              3.117635     2.651970

Accumulation Units Issued                          23,774,048             6,763,827    8,941,085
Accumulation Units Redeemed                        (8,087,304)          (11,056,684) (52,429,870)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                15,686,744            (4,292,857) (43,488,785)
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/           0.80% /(2)/      1.05% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                              3.191828              3.281921     2.791851

Accumulation Units Issued                           3,527,777             3,222,019    1,854,843
Accumulation Units Redeemed                        (4,080,427)           (5,450,472) (16,441,988)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (552,650)           (2,228,453) (14,587,145)
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/           0.60% /(2)/      0.85% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                              3.402419              3.461904     2.949977

Accumulation Units Issued                             135,284               293,598      257,600
Accumulation Units Redeemed                          (150,825)             (209,236)    (573,544)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (15,541)               84,362     (315,944)
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/           0.40% /(2)/      0.65% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                              1.595486              1.600308     0.958307

Accumulation Units Issued                                 857                 2,590    2,463,378
Accumulation Units Redeemed                           (17,458)              (95,724)  (2,946,293)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (16,601)              (93,134)    (482,915)
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

                                                                  VANGUARD       VALIC COMPANY II     VALIC COMPANY II
The accumulation units outstanding and analysis of the increase  WELLINGTON   INTERNATIONAL GROWTH II SMALL CAP GROWTH
(decrease) in units outstanding as of December 31, 2012.            FUND               FUND                 FUND
                                                                 ----------------------------------------------------
                                                                 DIVISION 25        DIVISION 33         DIVISION 35
                                                                 ----------------------------------------------------
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         2.10% /(6)/        1.60% /(6)/         1.60% /(6)/
                                                                 ----------------------------------------------------
    Accumulation Unit Value                                         1.121004           0.950039            1.042993

    Accumulation Units Issued                                      1,027,553            355,376             320,648
    Accumulation Units Redeemed                                     (567,763)          (297,987)           (264,211)
                                                                 ----------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding            459,790             57,389              56,437
                                                                 ====================================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.25% /(2)/        0.75% /(2)/         1.45% /(1)/
                                                                 ----------------------------------------------------
    Accumulation Unit Value                                         3.061214           1.815052            0.968794

    Accumulation Units Issued                                     12,446,902          8,210,015                 812
    Accumulation Units Redeemed                                  (32,850,233)       (72,564,279)               (189)
                                                                 ----------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding        (20,403,331)       (64,354,264)                623
                                                                 ====================================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.05% /(2)/        0.55% /(2)/         0.95% /(1)/
                                                                 ----------------------------------------------------
    Accumulation Unit Value                                         3.247949           1.867800            1.700932

    Accumulation Units Issued                                      4,470,612          1,274,066                   -
    Accumulation Units Redeemed                                  (18,999,162)        (7,014,072)                  -
                                                                 ----------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding        (14,528,550)        (5,740,006)                  -
                                                                 ====================================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.85% /(2)/        0.35% /(2)/         0.75% /(2)/
                                                                 ----------------------------------------------------
    Accumulation Unit Value                                         3.462184           1.922198            1.819330

    Accumulation Units Issued                                        700,365             53,227           5,783,426
    Accumulation Units Redeemed                                   (1,477,045)          (648,278)         (7,266,647)
                                                                 ----------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding           (776,680)          (595,051)         (1,483,221)
                                                                 ====================================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.65% /(2)/        0.15% /(2)/         0.55% /(2)/
                                                                 ----------------------------------------------------
    Accumulation Unit Value                                         1.168794           0.768244            1.872187

    Accumulation Units Issued                                      2,708,574                  -             832,180
    Accumulation Units Redeemed                                   (3,929,081)                 -          (1,631,235)
                                                                 ----------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding         (1,220,507)                 -            (799,055)
                                                                 ====================================================
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                0.35% /(2)/
                                                                                                        -----------
    Accumulation Unit Value                                                                                1.926748

    Accumulation Units Issued                                                                                93,059
    Accumulation Units Redeemed                                                                            (190,124)
                                                                                                        -----------
    Increase (Decrease) in Accumulation Units Outstanding                                                   (97,065)
                                                                                                        ===========
    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                0.15% /(2)/
                                                                                                        -----------
    Accumulation Unit Value                                                                                0.911530

    Accumulation Units Issued                                                                                     -
    Accumulation Units Redeemed                                                                                   -
                                                                                                        -----------
    Increase (Decrease) in Accumulation Units Outstanding                                                         -
                                                                                                        ===========

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and Variable Annuity Product /(5)/Offered in Impact Fixed and Variable Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)



The accumulation units outstanding and
 analysis of the increase (decrease) in  VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
 units outstanding as of December 31,    SMALL CAP VALUE   MID CAP GROWTH   MID CAP VALUE
 2012.                                         FUND             FUND             FUND
                                         -------------------------------------------------
                                           DIVISION 36      DIVISION 37      DIVISION 38
                                         -------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.60% /(6)/      1.60% /(6)/      1.60% /(6)/
                                         -------------------------------------------------
Accumulation Unit Value                       1.027846         1.023046         1.075769

Accumulation Units Issued                      372,907          380,850          821,946
Accumulation Units Redeemed                   (294,153)        (210,782)        (449,630)
                                         -------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             78,754          170,068          372,316
                                         =================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/      0.75% /(2)/      0.75% /(2)/
                                         -------------------------------------------------
Accumulation Unit Value                       2.563639         1.414791         3.743543

Accumulation Units Issued                   11,193,433        6,342,269       15,026,330
Accumulation Units Redeemed                (14,549,204)     (30,200,524)      (7,954,678)
                                         -------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         (3,355,771)     (23,858,255)       7,071,652
                                         =================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/      0.55% /(2)/      0.55% /(2)/
                                         -------------------------------------------------
Accumulation Unit Value                       2.638055         1.455838         3.852214

Accumulation Units Issued                    1,135,643          623,168          789,656
Accumulation Units Redeemed                 (3,979,937)      (2,950,227)      (7,476,739)
                                         -------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         (2,844,294)      (2,327,059)      (6,687,083)
                                         =================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/      0.35% /(2)/      0.35% /(2)/
                                         -------------------------------------------------
Accumulation Unit Value                       2.714913         1.498297         3.964466

Accumulation Units Issued                       44,493           35,000           74,426
Accumulation Units Redeemed                   (532,465)        (201,783)        (526,059)
                                         -------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           (487,972)        (166,783)        (451,633)
                                         =================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/      0.15% /(2)/      0.15% /(2)/
                                         -------------------------------------------------
Accumulation Unit Value                       1.062080         0.934678         1.048630

Accumulation Units Issued                      391,542                -          591,436
Accumulation Units Redeemed                   (791,697)               -         (868,853)
                                         -------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           (400,155)               -         (277,417)
                                         =================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
 analysis of the increase (decrease) in    VALIC COMPANY II   VALIC COMPANY II   VALIC COMPANY II
 units outstanding as of December 31,    CAPITAL APPRECIATION LARGE CAP VALUE  SOCIALLY RESPONSIBLE
 2012.                                           FUND               FUND               FUND
                                         ---------------------------------------------------------
                                             DIVISION 39        DIVISION 40        DIVISION 41
                                         ---------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            1.60% /(6)/        1.60% /(6)/         1.60% /(6)/
                                         ---------------------------------------------------------
Accumulation Unit Value                         1.120727           1.082893            1.130592

Accumulation Units Issued                        192,681          1,440,943              29,115
Accumulation Units Redeemed                      (97,015)          (821,701)            (25,303)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                               95,666            619,242               3,812
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            1.45% /(1)/        0.75% /(2)/         0.75% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                         0.809951           1.876768            1.607632

Accumulation Units Issued                          2,823          2,564,950           7,218,778
Accumulation Units Redeemed                         (215)       (15,952,416)       (121,157,046)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                2,608        (13,387,466)       (113,938,268)
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            0.95% /(1)/        0.55% /(2)/         0.55% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                         1.406735           1.931324            1.654326

Accumulation Units Issued                              -            900,240             748,136
Accumulation Units Redeemed                            -         (2,972,160)        (18,309,603)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    -         (2,071,920)        (17,561,467)
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            0.75% /(2)/        0.35% /(2)/         0.35% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                         1.121761           1.987600            1.702570

Accumulation Units Issued                      4,575,726             39,560              81,939
Accumulation Units Redeemed                   (3,616,920)          (136,536)         (1,082,448)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              958,806            (96,976)         (1,000,509)
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            0.55% /(2)/        0.15% /(2)/         0.15% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                         1.154345           0.849798            1.022789

Accumulation Units Issued                        848,559                  -                   -
Accumulation Units Redeemed                   (1,039,624)                 -                   -
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (191,065)                 -                   -
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            0.35% /(2)/
                                             -----------
Accumulation Unit Value                         1.188038

Accumulation Units Issued                         50,602
Accumulation Units Redeemed                     (170,589)
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                             (119,987)
                                             ===========

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                            0.15% /(2)/
                                             -----------
Accumulation Unit Value                         0.948853

Accumulation Units Issued                              -
Accumulation Units Redeemed                            -
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                    -
                                             ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
analysis of the increase (decrease) in   VALIC COMPANY II   VALIC COMPANY II    VALIC COMPANY II
units outstanding as of December 31,     MONEY MARKET II  NASDAQ-100 (R) INDEX  AGGRESSIVE GROWTH
2012.                                          FUND               FUND           LIFESTYLE FUND
                                         -------------------------------------------------------
                                           DIVISION 44        DIVISION 46          DIVISION 48
                                         -------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.60% /(6)/         1.85% /(6)/         1.60% /(6)/
                                         -------------------------------------------------------
Accumulation Unit Value                       0.968709                1.170276        1.113914

Accumulation Units Issued                   13,477,819                 506,748         597,553
Accumulation Units Redeemed                (13,831,768)               (210,670)       (300,442)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                          (353,949)                 296,078         297,111
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/    1.00% /(2)(3)(4)(5)/     1.45% /(1)/
                                         -------------------------------------------------------
Accumulation Unit Value                       1.245485                0.726037        1.431216

Accumulation Units Issued                   37,371,935              40,974,460          25,587
Accumulation Units Redeemed                (47,447,577)            (16,382,219)        (15,974)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                        (10,075,642)             24,592,241           9,613
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/         0.80% /(2)/         0.75% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                       1.281776                0.743960        2.210029

Accumulation Units Issued                    8,809,867               8,224,322      41,892,645
Accumulation Units Redeemed                (12,741,606)             (5,258,728)     (6,395,812)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         (3,931,739)              2,965,594      35,496,833
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/         0.60% /(2)/         0.95% /(1)/
                                         -------------------------------------------------------
Accumulation Unit Value                       1.319139                0.762296        1.928661

Accumulation Units Issued                      373,272                 490,513               -
Accumulation Units Redeemed                   (535,432)               (262,981)              -
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           (162,160)                227,532               -
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/         0.40% /(2)/         0.55% /(2)/
                                         -------------------------------------------------------
Accumulation Unit Value                       1.025041                1.186928        2.274288

Accumulation Units Issued                            -                       -       8,690,137
Accumulation Units Redeemed                          -                       -      (3,480,455)
                                         -------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  -                       -       5,209,682
                                         =======================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                  0.35% /(2)/
                                                                                   -----------
Accumulation Unit Value                                                               2.340548
Accumulation Units Issued                                                              528,083
Accumulation Units Redeemed                                                           (269,038)
                                                                                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                    259,045
                                                                                   ===========

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                  0.15% /(2)/
                                                                                   -----------
Accumulation Unit Value                                                               1.090469

Accumulation Units Issued                                                                    -
Accumulation Units Redeemed                                                                  -
                                                                                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          -
                                                                                   ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
 analysis of the increase (decrease) in  VALIC COMPANY II  VALIC COMPANY II   VANGUARD LIFESTRATEGY
 units outstanding as of December 31,    MODERATE GROWTH  CONSERVATIVE GROWTH        GROWTH
 2012.                                    LIFESTYLE FUND    LIFESTYLE FUND            FUND
                                         ---------------------------------------------------------
                                           DIVISION 49        DIVISION 50          DIVISION 52
                                         ---------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.60% /(6)/        1.60% /(6)/          2.10% /(6)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.114953           1.120783             1.071673

Accumulation Units Issued                    1,011,568          1,451,308               40,693
Accumulation Units Redeemed                   (288,063)          (815,460)             (28,997)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                            723,505            635,848               11,696
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.45% /(1)/        1.45% /(1)/          1.25% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.568677           1.609353             1.697731

Accumulation Units Issued                        3,134             15,675            8,937,110
Accumulation Units Redeemed                     (4,430)           (19,593)          (7,940,763)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (1,296)            (3,918)             996,347
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/        0.75% /(2)/          1.05% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.362416           2.357894             1.746936

Accumulation Units Issued                   60,313,567         36,421,805            1,501,417
Accumulation Units Redeemed                 (7,543,387)        (5,993,709)          (1,968,119)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                         52,770,180         30,428,096             (466,702)
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.95% /(1)/        0.95% /(1)/          0.85% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.831532           1.736475             1.797454

Accumulation Units Issued                            -                  -               41,589
Accumulation Units Redeemed                          -                  -            (212,041)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  -                  -            (170,452)
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/        0.55% /(2)/          0.65% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.431020           2.426405             0.976300

Accumulation Units Issued                    9,680,653          7,145,559                    -
Accumulation Units Redeemed                 (2,214,511)       (10,051,328)                   -
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                          7,466,142         (2,905,769)                   -
                                         =========================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/        0.35% /(2)/
                                         -----------------------------------
Accumulation Unit Value                       2.501816           2.497018

Accumulation Units Issued                      592,837            281,332
Accumulation Units Redeemed                   (232,494)          (220,070)
                                         -----------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                            360,343             61,262
                                         ===================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/        0.15% /(2)/
Accumulation Unit Value                       1.183735           1.255692

Accumulation Units Issued                            -                  -
Accumulation Units Redeemed                          -                  -
                                         -----------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  -                  -
                                         ===================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
    IN UNITS OUTSTANDING (CONTINUED)


                                                                 VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II
The accumulation units outstanding and analysis of the increase     MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND
(decrease) in units outstanding as of December 31, 2012.                 FUND                  FUND                FUND
                                                                 -----------------------------------------------------------
                                                                      DIVISION 53           DIVISION 54        DIVISION 58
                                                                 -----------------------------------------------------------

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              2.10% /(6)/           2.10% /(6)/        1.60% /(6)/
                                                                 -----------------------------------------------------------
    Accumulation Unit Value                                              1.074477              1.065403           1.104651

    Accumulation Units Issued                                           1,149,239               303,952          2,336,169
    Accumulation Units Redeemed                                          (855,894)              (73,128)        (1,712,216)
                                                                 -----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                 293,345               230,824            623,953
                                                                 ===========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.25% /(2)/           1.25% /(2)/        1.45% /(1)/
                                                                 -----------------------------------------------------------
    Accumulation Unit Value                                              1.755662              1.731638           1.623146

    Accumulation Units Issued                                          11,182,753             6,697,979              2,876
    Accumulation Units Redeemed                                        (8,581,384)           (4,234,748)              (504)
                                                                 -----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding               2,601,369             2,463,231              2,372
                                                                 ===========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              1.05% /(2)/           1.05% /(2)/        0.95% /(1)/
                                                                 -----------------------------------------------------------
    Accumulation Unit Value                                              1.806449              1.781753           1.475638

    Accumulation Units Issued                                           1,877,040             1,464,017                  -
    Accumulation Units Redeemed                                        (1,757,401)           (1,039,002)                 -
                                                                 -----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                 119,639               425,015                  -
                                                                 ===========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.85% /(2)/           0.85% /(2)/        0.75% /(2)/
                                                                 -----------------------------------------------------------
    Accumulation Unit Value                                              1.858818              1.833333           1.935747

    Accumulation Units Issued                                              86,609                36,433         53,158,286
    Accumulation Units Redeemed                                          (100,466)             (134,398)       (25,216,174)
                                                                 -----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                 (13,857)              (97,965)        27,942,112
                                                                 ===========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:              0.65% /(2)/           0.65% /(2)/        0.55% /(2)/
                                                                 -----------------------------------------------------------
    Accumulation Unit Value                                              1.056308              1.109594           1.991982

    Accumulation Units Issued                                                   -                     -          3,764,450
    Accumulation Units Redeemed                                                 -                     -         (2,671,391)
                                                                 -----------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                       -                     -          1,093,059
                                                                 ===========================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                       0.35% /(2)/
                                                                                                               -----------
    Accumulation Unit Value                                                                                       2.050061

    Accumulation Units Issued                                                                                      298,367
    Accumulation Units Redeemed                                                                                   (609,712)
                                                                                                               -----------
    Increase (Decrease) in Accumulation Units Outstanding                                                         (311,345)
                                                                                                               ===========

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                       0.15% /(2)/
                                                                                                               -----------
    Accumulation Unit Value                                                                                      1.3801437

    Accumulation Units Issued                                                                                    1,436,394
    Accumulation Units Redeemed                                                                                 (1,512,981)
                                                                                                               -----------
    Increase (Decrease) in Accumulation Units Outstanding                                                          (76,587)
                                                                                                               ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


                                                                 VALIC COMPANY II VALIC COMPANY II
The accumulation units outstanding and analysis of the increase   STRATEGIC BOND  HIGH YIELD BOND          ARIEL
(decrease) in units outstanding as of December 31, 2012.               FUND             FUND               FUND
                                                                 ------------------------------------------------------
                                                                   DIVISION 59      DIVISION 60         DIVISION 68
                                                                 ------------------------------------------------------

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.60% /(6)/      1.60% /(6)/         1.85% /(6)/
    Accumulation Unit Value                                           1.135756         1.150276                1.027961

    Accumulation Units Issued                                        5,747,309        9,356,099                 143,103
    Accumulation Units Redeemed                                     (4,200,640)      (7,407,026)               (110,289)
                                                                 ------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding            1,546,669        1,949,073                  32,814
                                                                 ======================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           1.45% /(1)/      0.75% /(2)/    1.00% /(2)(3)(4)(5)/
                                                                 ------------------------------------------------------
    Accumulation Unit Value                                           2.075606         2.336987                2.073186

    Accumulation Units Issued                                            5,237       26,675,080               4,275,909
    Accumulation Units Redeemed                                         (7,845)      (4,723,697)            (18,111,190)
                                                                 ------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding               (2,608)      21,951,383             (13,835,281)
                                                                 ======================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.95% /(1)/      0.55% /(2)/         0.80% /(2)/
                                                                 ------------------------------------------------------
    Accumulation Unit Value                                           1.803009         2.404838                2.124367

    Accumulation Units Issued                                                -        3,268,746               1,327,500
    Accumulation Units Redeemed                                              -       (2,386,521)             (7,201,683)
                                                                 ------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding                    -          882,225              (5,874,183)
                                                                 ======================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.75% /(2)/      0.35% /(2)/         0.60% /(2)/
                                                                 ------------------------------------------------------
    Accumulation Unit Value                                           2.605602         2.475053                2.176706

    Accumulation Units Issued                                       31,608,349          144,453                  58,096
    Accumulation Units Redeemed                                     (5,445,927)        (202,375)               (394,536)
                                                                 ------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding           26,162,422          (57,922)               (336,440)
                                                                 ======================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.55% /(2)/      0.15% /(2)/         0.40% /(2)/
                                                                 ------------------------------------------------------
    Accumulation Unit Value                                           2.681295         1.298448                1.033136

    Accumulation Units Issued                                        5,311,017                -                 916,576
    Accumulation Units Redeemed                                     (3,699,470)               -                (928,437)
                                                                 ------------------------------------------------------
    Increase (Decrease) in Accumulation Units Outstanding            1,611,547                -                 (11,861)
                                                                 ======================================================

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.35% /(2)/
                                                                   -----------
    Accumulation Unit Value                                           2.759420

    Accumulation Units Issued                                          315,938
    Accumulation Units Redeemed                                       (210,171)
                                                                   -----------
    Increase (Decrease) in Accumulation Units Outstanding              105,767
                                                                   ===========

    CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:           0.15% /(2)/
                                                                   -----------
    Accumulation Unit Value                                          1.3888499

    Accumulation Units Issued                                                -
    Accumulation Units Redeemed                                              -
                                                                   -----------
    Increase (Decrease) in Accumulation Units Outstanding                    -
                                                                   ===========

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)



The accumulation units outstanding and
 analysis of the increase (decrease) in         ARIEL                                  VALIC COMPANY I        VALIC COMPANY I
 units outstanding as of December 31,        APPRECIATION           LOU HOLLAND        BLUE CHIP GROWTH       HEALTH SCIENCES
 2012.                                           FUND               GROWTH FUND              FUND                  FUND
                                         --------------------------------------------------------------------------------------
                                             DIVISION 69            DIVISION 70          DIVISION 72            DIVISION 73
                                         --------------------------------------------------------------------------------------

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/           1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                         --------------------------------------------------------------------------------------
Accumulation Unit Value                              1.065611              1.117594              1.155011              1.402541

Accumulation Units Issued                              69,022               885,208             3,964,984               632,364
Accumulation Units Redeemed                           (63,948)             (526,548)           (1,681,663)             (341,587)
                                         --------------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     5,074               358,660             2,283,321               290,777
                                         ======================================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                         --------------------------------------------------------------------------------------
Accumulation Unit Value                              2.093201              1.189649              1.128292              2.094978

Accumulation Units Issued                           7,597,949             5,800,924            20,497,455            21,315,393
Accumulation Units Redeemed                       (13,462,533)           (4,351,537)          (22,312,470)           (5,664,955)
                                         --------------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                (5,864,584)            1,449,387            (1,815,015)           15,650,438
                                         ======================================================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/           0.80% /(2)/           0.80% /(2)/           0.80% /(2)/
                                         --------------------------------------------------------------------------------------
Accumulation Unit Value                              2.144766              1.218961              1.156118              2.146525

Accumulation Units Issued                           2,260,010             2,226,755             3,778,017             5,087,464
Accumulation Units Redeemed                        (3,358,817)           (3,222,772)           (8,097,506)           (3,137,795)
                                         --------------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                (1,098,807)             (996,017)           (4,319,489)            1,949,669
                                         ======================================================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/           0.60% /(2)/           0.60% /(2)/           0.60% /(2)/
                                         --------------------------------------------------------------------------------------
Accumulation Unit Value                              2.197692              1.249028              1.184661              2.199561

Accumulation Units Issued                             299,135               466,561               288,982               315,309
Accumulation Units Redeemed                          (341,042)             (217,210)             (430,903)             (517,385)
                                         --------------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (41,907)              249,351              (141,921)             (202,076)
                                         ======================================================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/           0.40% /(2)/           0.40% /(2)/           0.40% /(2)/
                                         --------------------------------------------------------------------------------------
Accumulation Unit Value                              1.164805              1.133014              1.063658              1.516112

Accumulation Units Issued                             603,276                     -                     -                     -
Accumulation Units Redeemed                          (605,183)                    -                     -                     -
                                         --------------------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (1,907)                    -                     -                     -
                                         ======================================================================================

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation
  Units Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and          VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
analysis of the increase (decrease) in               VALUE            BROAD CAP VALUE       LARGE CAP CORE
units outstanding as of December 31, 2012.           FUND                  FUND                  FUND
                                             ----------------------------------------------------------------
                                                  DIVISION 74           DIVISION 75           DIVISION 76
                                             ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                      1.85%/ (6)/           1.85%/ (6)/           1.85%/ (6)/
                                             ----------------------------------------------------------------
Accumulation Unit Value                                  1.101315              1.116720              1.131618

Accumulation Units Issued                                  94,347             3,468,225             4,517,657
Accumulation Units Redeemed                               (21,591)           (2,695,394)           (3,023,691)
                                             ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                              72,756               772,831             1,493,966
                                             ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                 1.00%/ (2)(3)(4)(5)/  1.00%/ (2)(3)(4)(5)/  1.00%/ (2)(3)(4)(5)/
                                             ----------------------------------------------------------------
Accumulation Unit Value                                  1.406493              1.202946              1.429255

Accumulation Units Issued                               2,141,486             4,020,404             6,356,607
Accumulation Units Redeemed                           (20,278,333)           (2,701,723)           (7,939,505)
                                             ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                         (18,136,847)            1,318,681            (1,582,898)
                                             ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                      0.80%/ (2)/           0.80%/ (2)/           0.80%/ (2)/
                                             ----------------------------------------------------------------
Accumulation Unit Value                                  1.437844              1.220103              1.449662

Accumulation Units Issued                                 603,273               561,141             1,680,597
Accumulation Units Redeemed                           (11,891,997)           (1,445,700)           (8,091,081)
                                             ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                         (11,288,724)             (884,559)           (6,410,484)
                                             ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                      0.60%/ (2)/           0.60%/ (2)/           0.60%/ (2)/
                                             ----------------------------------------------------------------
Accumulation Unit Value                                  1.469887              1.237550              1.470325

Accumulation Units Issued                                  36,396               118,017                90,253
Accumulation Units Redeemed                              (171,780)              (58,664)             (240,951)
                                             ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                            (135,384)               59,353              (150,698)
                                             ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                      0.40%/ (2)/           0.40%/ (2)/           0.40%/ (2)/
                                             ----------------------------------------------------------------
Accumulation Unit Value                                  0.930112              1.018442              1.185354

Accumulation Units Issued                                       -                     -                     -
Accumulation Units Redeemed                                     -                     -                     -
                                             ----------------------------------------------------------------
Increase (Decrease) in Accumulation Units
  Outstanding                                                   -                     -                     -
                                             ================================================================

CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation Units
  Outstanding
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in Accumulation Units
  Outstanding

/(1)/Offered in registered Potentia Product
/(2)/Offered in Portfolio Director Product
/(3)/Offered in Group Unit Purchase Product
/(4)/Offered in Independence Plus Fixed and
     Variable Annuity Product
/(5)/Offered in Impact Fixed and Variable
     Annuity Product
/(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and
analysis of the increase (decrease) in      VALIC COMPANY I       VALIC COMPANY I       VALIC COMPANY I
units outstanding as of December 31,      INFLATION PROTECTED       VALIC ULTRA      LARGE CAPITAL GROWTH
2012.                                            FUND                  FUND                  FUND
                                         ----------------------------------------------------------------
                                              DIVISION 77           DIVISION 78           DIVISION 79
                                         ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.146325             1.1005341             1.0171900

Accumulation Units Issued                           5,318,720               557,847               152,653
Accumulation Units Redeemed                        (2,235,975)             (407,306)              (78,496)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 3,082,745               150,541                74,157
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/       1.45% /(1)/           1.45% /(1)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.382935              1.149183              1.142381

Accumulation Units Issued                          60,731,304                   539                   852
Accumulation Units Redeemed                       (22,624,724)                   (6)               (7,494)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                38,106,580                   533                (6,642)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.405312              1.187213              1.185264

Accumulation Units Issued                           5,041,281            46,436,658             4,473,188
Accumulation Units Redeemed                        (3,107,105)          (47,917,728)          (24,567,300)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 1,934,176            (1,481,070)          (20,094,112)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/           0.95% /(1)/           0.95% /(1)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.428138              1.191051              1.189696

Accumulation Units Issued                             672,311                     -                     -
Accumulation Units Redeemed                          (314,892)                    -                     -
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   357,419                     -                     -
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/           0.80% /(2)/           0.80% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.355586              1.204127              1.204448

Accumulation Units Issued                                   -             3,231,708             1,296,215
Accumulation Units Redeemed                                 -           (10,022,856)           (8,466,313)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                         -            (6,791,148)           (7,170,098)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                   0.60% /(2)/           0.60% /(2)/
                                                               ------------------------------------------
Accumulation Unit Value                                                    1.221339              1.224043

Accumulation Units Issued                                                   643,489               113,286
Accumulation Units Redeemed                                              (1,072,232)             (446,228)
                                                               ------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                        (428,743)             (332,942)
                                                               ==========================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                   0.40% /(2)/           0.40% /(2)/
                                                               ------------------------------------------
Accumulation Unit Value                                                    1.071401              0.933047

Accumulation Units Issued                                                 1,618,899               530,493
Accumulation Units Redeemed                                              (2,027,917)             (490,031)
                                                               ------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                        (409,018)               40,462
                                                               ==========================================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding
and analysis of the increase            SUNAMERICA 2015      SUNAMERICA 2020        VALIC COMPANY I
(decrease) in units outstanding as      HIGH WATERMARK       HIGH WATERMARK     MID CAP STRATEGIC GROWTH
of December 31, 2012.                        FUND                 FUND                    FUND
                                      -----------------------------------------------------------------
                                          DIVISION 81          DIVISION 82            DIVISION 83
                                      -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                     1.00%/(2)(3)(4)(5)/       1.85%/(6)/             1.85%/(6)/
                                      -----------------------------------------------------------------
Accumulation Unit Value                                              1.1734536              0.9815116

Accumulation Units Issued                           5,920                    -                266,336
Accumulation Units Redeemed                   (15,351,078)                   -               (214,456)
                                      -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           (15,345,158)                   -                 51,880
                                      =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.80%/(2)/      1.00%/(2)(3)(4)(5)/         1.45%/(1)/
                                      -----------------------------------------------------------------
Accumulation Unit Value                                               1.173118               1.371803

Accumulation Units Issued                           2,737            2,483,038                  4,114
Accumulation Units Redeemed                    (1,692,822)          (4,983,288)                  (198)
                                      -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                            (1,690,085)          (2,500,250)                 3,916
                                      =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.60%/(2)/           0.80%/(2)/        1.00%/(2)(3)(4)(5)/
                                      -----------------------------------------------------------------
Accumulation Unit Value                                               1.191715               1.423343

Accumulation Units Issued                               -              420,074              2,892,796
Accumulation Units Redeemed                       (20,802)            (971,455)           (20,221,715)
                                      -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                               (20,802)            (551,381)           (17,328,919)
                                      =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.40%/(2)/           0.60%/(2)/             0.95%/(1)/
                                      -----------------------------------------------------------------
Accumulation Unit Value                                               1.210638               1.428633

Accumulation Units Issued                               -                6,991                      -
Accumulation Units Redeemed                             -              (12,049)                     -
                                      -----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     -               (5,058)                     -
                                      =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                               0.40%/(2)/             0.80%/(2)/
                                                           --------------------------------------------
Accumulation Unit Value                                               0.982575               1.446400

Accumulation Units Issued                                                    -              2,332,817
Accumulation Units Redeemed                                                  -             (7,312,528)
                                                           --------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                          -             (4,979,711)
                                                           ============================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                      0.60%/(2)/
                                                                                  -------------------
Accumulation Unit Value                                                                      1.469912

Accumulation Units Issued                                                                      80,031
Accumulation Units Redeemed                                                                  (301,530)
                                                                                  -------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          (221,499)
                                                                                  ===================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                      0.40%/(2)/
                                                                                  -------------------
Accumulation Unit Value                                                                      0.922460

Accumulation Units Issued                                                                     333,076
Accumulation Units Redeemed                                                                  (457,970)
                                                                                  -------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          (124,894)
                                                                                  ===================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


                                                                  VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I
The accumulation units outstanding and analysis of the increase   SMALL CAP SPECIAL   SMALL CAP STRATEGIC  SMALL CAP AGGRESSIVE
(decrease) in units outstanding as of December 31, 2012.            VALUES FUND          GROWTH FUND           GRWOTH FUND
                                                                 --------------------------------------------------------------
                                                                    DIVISION 84          DIVISION 85           DIVISION 86
                                                                 --------------------------------------------------------------
 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                1.85%/(6)/           1.85%/(6)/           1.85%/(6)/
                                                                 --------------------------------------------------------------
 Accumulation Unit Value                                                   1.0484221             1.028562             0.995694

 Accumulation Units Issued                                                     6,161               82,731               47,451
 Accumulation Units Redeemed                                                       -             (61,970)             (35,152)
                                                                 --------------------------------------------------------------
 Increase (Decrease) in Accumulation Units Outstanding                         6,161               20,761               12,299
                                                                 ==============================================================

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                                                                 --------------------------------------------------------------
 Accumulation Unit Value                                                    1.101383             1.103500             1.316921

 Accumulation Units Issued                                                 4,760,107            4,293,116            2,672,363
 Accumulation Units Redeemed                                            (16,126,130)          (8,319,504)          (6,053,259)
                                                                 --------------------------------------------------------------
 Increase (Decrease) in Accumulation Units Outstanding                  (11,366,023)          (4,026,388)          (3,380,896)
                                                                 ==============================================================

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.80%/(2)/           0.80%/(2)/           0.80%/(2)/
                                                                 --------------------------------------------------------------
 Accumulation Unit Value                                                    1.117103             1.119263             1.335709

 Accumulation Units Issued                                                 1,391,493              806,161            1,025,334
 Accumulation Units Redeemed                                             (7,594,913)          (3,424,088)          (2,441,499)
                                                                 --------------------------------------------------------------
 Increase (Decrease) in Accumulation Units Outstanding                   (6,203,420)          (2,617,927)          (1,416,165)
                                                                 ==============================================================

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.60%/(2)/           0.60%/(2)/           0.60%/(2)/
                                                                 --------------------------------------------------------------
 Accumulation Unit Value                                                    1.133040             1.135194             1.354775

 Accumulation Units Issued                                                 1,563,360               36,389               37,622
 Accumulation Units Redeemed                                               (425,734)            (108,641)            (137,540)
                                                                 --------------------------------------------------------------
 Increase (Decrease) in Accumulation Units Outstanding                     1,137,626             (72,252)             (99,918)
                                                                 ==============================================================

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.40%/(2)/           0.40%/(2)/           0.40%/(2)/
                                                                 --------------------------------------------------------------
 Accumulation Unit Value                                                    1.006910             1.016008             1.089202

 Accumulation Units Issued                                                         -                    -                    -
 Accumulation Units Redeemed                                                       -                    -                    -
                                                                 --------------------------------------------------------------
 Increase (Decrease) in Accumulation Units Outstanding                             -                    -                    -
                                                                 ==============================================================

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:
 Accumulation Unit Value

 Accumulation Units Issued
 Accumulation Units Redeemed
 Increase (Decrease) in Accumulation Units Outstanding

 CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:
 Accumulation Unit Value

 Accumulation Units Issued
 Accumulation Units Redeemed
 Increase (Decrease) in Accumulation Units Outstanding

 /(1)/Offered in registered Potentia Product
 /(2)/Offered in Portfolio Director Product
 /(3)/Offered in Group Unit Purchase Product
 /(4)/Offered in Independence Plus Fixed and Variable Annuity
      Product
 /(5)/Offered in Impact Fixed and Variable Annuity Product
 /(6)/Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and
analysis of the increase (decrease) in     VALIC COMPANY I        VALIC COMPANY I       VALIC COMPANY I
units outstanding as of December 31,      EMERGING ECONOMIES      GLOBAL STRATEGY        FOREIGN VALUE
2012.                                            FUND                  FUND                  FUND
                                         ----------------------------------------------------------------
                                             DIVISION 87            DIVISION 88           DIVISION 89
                                         ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.85% /(6)/           1.85% /(6)/           1.85% /(6)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              0.996615              1.126424              0.995645

Accumulation Units Issued                           2,181,541             1,498,415             2,096,210
Accumulation Units Redeemed                          (445,768)             (956,217)           (1,384,202)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 1,735,773               542,198               712,008
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.45% /(1)/      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              0.971967              1.615072              1.161140

Accumulation Units Issued                              27,718             6,485,805            19,151,089
Accumulation Units Redeemed                           (89,376)          (51,734,390)          (81,731,339)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   (61,658)          (45,248,585)          (62,580,250)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2)(3)(4)(5)/       0.80% /(2)/           0.80% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.004121              1.638117              1.177699

Accumulation Units Issued                         285,646,051             2,715,569            12,067,354
Accumulation Units Redeemed                       (20,829,946)          (18,933,681)          (43,635,217)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                               264,816,105           (16,218,112)          (31,567,863)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.95% /(1)/           0.60% /(2)/           0.60% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.007400              1.661514              1.194535

Accumulation Units Issued                                   -               204,670               827,145
Accumulation Units Redeemed                                 -            (1,781,642)           (2,241,974)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                         -            (1,576,972)           (1,414,829)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.80% /(2)/           0.40% /(2)/           0.40% /(2)/
                                         ----------------------------------------------------------------
Accumulation Unit Value                              1.018475              1.208476              0.851012

Accumulation Units Issued                          72,759,281                     -                 8,657
Accumulation Units Redeemed                       (15,206,087)                    -               (64,634)
                                         ----------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                57,553,194                     -               (55,977)
                                         ================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.60% /(2)/
                                         --------------------
Accumulation Unit Value                              1.033002

Accumulation Units Issued                           2,341,357
Accumulation Units Redeemed                          (756,586)
                                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 1,584,771
                                         ====================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.40% /(2)/
                                         --------------------
Accumulation Unit Value                              0.721728

Accumulation Units Issued                           3,506,711
Accumulation Units Redeemed                        (3,246,350)
                                         --------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                   260,361
                                         ====================

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units
outstanding and analysis of
the increase (decrease) in       VALIC COMPANY I     INVESCO BALANCE-RISK    VALIC COMPANY I
units outstanding as of         GLOBAL REAL ESTATE    COMMODITY STRATEGY    DYNAMIC ALLOCATION
December 31, 2012.                     FUND                  FUND                  FUND
                               ----------------------------------------------------------------
                                   DIVISION 101          DIVISION 102          DIVISION 103
                               ----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           1.85% /(6)/           1.85% /(6)/          1.85% /(6)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.161463              0.982295              0.997344

Accumulation Units Issued                   380,209                48,256                     -
Accumulation Units Redeemed                (176,354)              (23,028)                    -
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                               203,855                25,228                     -
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:      1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/  1.00% /(2)(3)(4)(5)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.160111              0.992063              0.997646

Accumulation Units Issued                37,553,363           179,747,387                 1,278
Accumulation Units Redeemed             (28,953,457)           (3,796,229)                    -
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             8,599,906           175,951,158                 1,278
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.80% /(2)/           0.80% /(2)/          0.80% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.171354              0.994374              0.997716

Accumulation Units Issued                 2,722,683            34,935,871                     -
Accumulation Units Redeemed              (3,299,228)             (797,579)                    -
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                              (576,545)           34,138,292                     -
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.60% /(2)/           0.60% /(2)/          0.60% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.182698              0.996711              0.997789

Accumulation Units Issued                   455,844             1,120,056                     -
Accumulation Units Redeemed                (505,424)             (386,488)                    -
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                               (49,580)              733,568                     -
                               ================================================================
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:           0.40% /(2)/           0.40% /(2)/          0.40% /(2)/
                               ----------------------------------------------------------------
Accumulation Unit Value                    1.194176              0.999060              0.997858

Accumulation Units Issued                         -                     -                     -
Accumulation Units Redeemed                       -                     -                     -
                               ----------------------------------------------------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                     -                     -                     -
                               ================================================================

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding

CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:
Accumulation Unit Value

Accumulation Units Issued
Accumulation Units Redeemed
Increase (Decrease) in
  Accumulation Units
  Outstanding

/(1)/  Offered in registered Potentia Product
/(2)/  Offered in Portfolio Director Product
/(3)/  Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/  Offered in Equity Director Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2013, follows:

                   AT DECEMBER 31                                   FOR THE YEAR ENDED DECEMBER 31
         --------------------------------------------    ----------------------------------------------------
                   UNIT FAIR VALUE            NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
         UNITS        LOWEST TO              ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
         (000S)        HIGHEST               (000S)        (000S)   RATIO /(1)/ HIGHEST/ (2)/    HIGHEST/ (3)/
-------------------------------------------------------  --------------------------------------------------------

VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-------------------------------------------------------
2013         312   $ 6.28                  $    2,270    $    2,352    0.00%    1.00%           -3.34%
2012         327     6.49                       2,435         2,514    2.14     0.40  to  1.00   5.00
2011         369     6.18                       2,594         2,602    3.18     0.40  to  1.00   5.77
2010         381     5.85                       2,538         2,485    3.21     0.40  to  1.00   6.77
2009         396     5.48                       2,436         2,443    4.74     0.40  to  1.00   9.91

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-------------------------------------------------------
2013         188   $ 2.90                  $      546    $      575    0.01%    1.00%           -0.99%
2012         207     2.93                         604           653    0.01     0.40  to  1.00  -0.99
2011         237     2.96                         702           724    0.01     0.40  to  1.00  -0.98
2010         250     2.99                         745           906    0.01     0.40  to  1.00  -0.97
2009         354     3.02                       1,067         1,206    0.34     0.40  to  1.00  -0.70

VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
-------------------------------------------------------
2013     193,124   $ 1.45   to    $ 1.56   $3,077,255    $2,840,137    0.00%    0.40% to  1.85% 30.67% to  32.58%
2012     206,475     1.11   to     14.69    2,515,665     2,472,132    1.01     0.40  to  1.85  15.36  to  17.05
2011     217,217     0.96   to     12.58    2,286,604     2,458,249    0.90     0.40  to  1.85  -3.80  to  -2.40
2010     229,477     1.03   to     12.91    2,496,518     2,143,995    1.11     0.40  to  1.25  24.43  to  25.75
2009     233,428     0.82   to     10.29    2,026,974     1,616,528    1.84     0.40  to  1.25  36.28  to  38.00

VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------------
2013      24,528   $ 1.25   to    $ 8.10   $  173,219    $  163,669    0.00%    0.40% to  1.85% 13.84% to  15.27%
2012      24,967     1.10   to      7.03      154,635       149,257    2.16     0.40  to  1.85  11.24  to  12.64
2011      24,285     0.99   to      6.24      135,824       138,288    2.47     0.40  to  1.85  -0.92  to   0.52
2010      24,625     1.06   to      6.22      138,558       130,054    2.08     0.40  to  1.00  13.42  to  14.10
2009      26,016     0.93   to      5.46      128,975       112,275    3.15     0.40  to  1.00  22.38  to  23.00

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-------------------------------------------------------
2013     174,490   $ 0.95   to    $ 1.01   $  352,660    $  361,227    0.01%    0.40% to  1.85% -1.82% to  -0.39%
2012     180,858     0.96   to      2.30      369,794       382,382    0.01     0.40  to  1.85  -1.83  to  -0.39
2011     190,599     0.98   to      2.31      394,983       390,998    0.01     0.40  to  1.85  -1.82  to  -0.39
2010     185,907     1.02   to      2.33      387,635       407,687    0.01     0.40  to  1.25  -1.43  to  -0.38
2009     203,942     1.02   to      2.34      428,483       462,539    0.32     0.40  to  1.25  -1.15  to   0.00

VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-------------------------------------------------------
2013      46,843   $ 1.05   to    $ 3.93   $  163,873    $  181,456    0.00%    0.40% to  1.85% -4.16% to  -2.96%
2012      53,999     1.09   to      4.05      199,039       177,674    2.50     0.40  to  1.85   4.12  to   5.43
2011      44,539     1.05   to      3.84      156,309       147,378    3.29     0.40  to  1.85   4.87  to   6.40
2010      41,939     1.15   to      3.61      138,921       127,614    3.44     0.40  to  1.00   6.77  to   7.41
2009      37,698     1.07   to      3.37      116,753       112,951    4.82     0.40  to  1.00   9.91  to  11.00

VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
-------------------------------------------------------
2013      37,427   $ 1.03   to    $ 3.80   $  129,265    $  113,499    0.00%    0.40% to  1.85% -5.98% to  -4.80%
2012      31,983     1.10   to      3.99      115,432       115,283    2.46     0.40  to  1.85   1.80  to   3.08
2011      33,043     1.08   to      3.87      116,669       108,963    2.22     0.40  to  1.85   7.77  to   9.34
2010      34,699     1.12   to      3.55      112,820       119,919    2.87     0.40  to  1.00   2.93  to   3.55
2009      39,018     1.08   to      3.44      123,250       130,318    3.56     0.40  to  1.00  -4.74  to  -4.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
-------------------------------------------------------
2013       3,397   $36.51                  $  125,803    $  116,812    0.00%    1.01%           30.60%
2012       3,800    27.95                     107,820       107,550    1.74     1.04            14.42
2011       4,320    24.43                     107,283       113,620    1.63     1.01             0.81
2010       4,863    24.23                     119,948       119,125    1.54     0.97            13.55
2009       5,436    21.34                     118,342       113,495    2.21     0.94            24.91

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                    AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
          ----------------------------------------------    -----------------------------------------------------------
                     UNIT FAIR VALUE            NET          AVERAGE   INVESTMENT  EXPENSE RATIO           TOTAL RETURN
          UNITS         LOWEST TO              ASSETS       NET ASSETS   INCOME    LOWEST TO                LOWEST TO
          (000S)         HIGHEST               (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/          HIGHEST /(3)/
----------------------------------------------------------  ---------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
----------------------------------------------------------
2013          190    $64.55                  $   12,403     $   11,202    0.00%    0.35%                 32.93%
2012          204     48.56                      10,000          9,829    1.75     0.62                  14.87
2011          226     42.27                       9,663         10,179    1.64     0.64                   1.34
2010          255     41.71                      10,702         10,593    1.54     0.63                  14.23
2009          283     36.52                      10,476         10,297    2.15     0.63                  25.65

VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
----------------------------------------------------------
2013      538,389    $ 1.31    to    $8.61   $3,890,564     $3,526,085    0.00%    0.40%    to    1.85%  29.50% to   31.39%
2012      570,425      1.00    to     6.56    3,161,605      3,054,503    1.78     0.40     to    1.85   13.46  to   15.12
2011      606,629      0.87    to     5.71    2,947,401      3,028,368    1.68     0.40     to    1.85   -0.04  to    1.41
2010      646,779      0.85    to     5.64    3,118,465      2,982,658    1.59     0.40     to    1.45   13.03  to   14.23
2009      673,226      0.75    to     4.95    2,854,853      2,576,473    2.33     0.40     to    1.45   24.33  to   25.66

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
----------------------------------------------------------
2013        1,158    $13.73                  $   15,982     $   14,843    0.00%    0.40%    to    1.00%  30.60%
2012        1,297     10.52                      13,704         13,180    1.79     0.40     to    1.00   14.42
2011        1,368      9.19                      12,650         13,619    1.60     0.40     to    1.00    0.81
2010        1,591      9.12                      14,586         14,365    1.55     0.40     to    1.00   13.55
2009        1,752      8.03                      14,143         13,440    2.22     0.40     to    1.00   24.91

VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 11
----------------------------------------------------------
2013      524,216    $ 1.14    to    $2.15   $1,030,145     $  972,240    0.00%    0.40%    to    1.85%  16.81% to   18.28%
2012      520,838      0.98    to     1.82      870,642        782,632    2.88     0.40     to    1.85   14.88  to   16.32
2011      590,610      0.63    to     1.56      851,929        922,718    2.92     0.40     to    1.85  -14.69  to  -13.45
2010      545,749      0.73    to     1.81      914,538        827,162    2.51     0.40     to    1.00    7.38  to    8.03
2009      546,905      0.68    to     1.68      853,578        686,672    2.96     0.40     to    1.00   28.31  to   29.08

VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
----------------------------------------------------------
2013       76,200    $ 1.14    to    $1.34   $  402,746     $  312,066    0.00%    0.40%    to    1.85%  26.51% to   28.36%
2012       65,030      0.89    to     4.50      267,576        259,865    1.83     0.40     to    1.85   16.12  to   16.83
2011       72,176      0.76    to     3.86      255,983        275,896    1.99     0.40     to    1.85   -7.53  to   -6.55
2010       74,146      0.82    to     4.13      282,439        277,470    1.59     0.40     to    1.45   10.60  to   11.78
2009       82,271      0.73    to     3.71      281,524        251,597    2.74     0.40     to    1.45   29.66  to   31.04

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND,
  DIVISION 13
----------------------------------------------------------
2013       58,726    $ 1.01    to    $1.26   $  176,097     $  178,862    0.00%    0.40%    to    1.85%  -7.34% to   -5.99%
2012       56,985      1.09    to     3.52      182,727        190,798    3.20     0.40     to    1.85    6.64  to    8.21
2011       66,998      1.03    to     3.26      201,827        180,773    3.92     0.40     to    1.85    2.57  to    4.06
2010       54,808      1.19    to     3.13      160,668        156,568    4.72     0.40     to    1.00    7.04  to    7.68
2009       56,220      1.10    to     2.92      153,805        139,893    4.23     0.40     to    1.00   10.47  to   11.14

VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
----------------------------------------------------------
2013      193,566    $ 1.46    to    $1.48   $1,087,389     $  966,342    0.00%    0.40%    to    1.85%  36.10% to   38.09%
2012      205,976      1.07    to     4.62      846,828        836,963    1.28     0.40     to    1.85   13.93  to   15.59
2011      225,799      0.93    to     4.00      811,189        869,879    0.97     0.40     to    1.85   -6.06  to   -4.69
2010      239,145      0.97    to     4.21      908,953        802,437    0.92     0.40     to    1.45   24.72  to   26.04
2009      253,624      0.77    to     3.34      771,594        625,406    1.87     0.40     to    1.45   26.36  to   27.71

VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
----------------------------------------------------------
2013       87,739    $ 1.25    to    $1.45   $  268,685     $  242,956    0.00%    0.40%    to    1.85%  32.40% to   34.33%
2012       95,915      0.93    to     2.46      219,871        223,389    1.49     0.40     to    1.85   12.10  to   13.74
2011      105,328      0.82    to     2.17      213,715        229,899    1.08     0.40     to    1.85   -2.30  to   -0.88
2010      114,337      0.82    to     2.19      235,433        224,786    1.26     0.40     to    1.00   11.70  to   12.37
2009      126,171      0.73    to     1.95      232,389        196,305    2.17     0.40     to    1.00   22.12  to   22.85

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                      AT DECEMBER 31                                 FOR THE YEAR ENDED DECEMBER 31
             ----------------------------------------    ------------------------------------------------------
                       UNIT FAIR VALUE        NET         AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
             UNITS       LOWEST TO           ASSETS      NET ASSETS   INCOME      LOWEST TO         LOWEST TO
             (000S)       HIGHEST            (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
-------------------------------------------------------  ----------------------------------------------------------

VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
-------------------------------------------------------
2013          32,540   $1.36   to   $3.35  $  101,061    $   90,441    0.00%    0.40% to  1.85%  30.23% to   31.87%
2012          34,018    0.95   to    2.54      80,380        81,443    0.91     0.40  to  1.85   11.27  to   12.68
2011          36,023    0.78   to    2.25      76,135        81,238    0.77     0.40  to  1.85   -6.10  to   -4.73
2010          37,680    0.81   to    2.37      84,164        79,052    1.25     0.40  to  1.45   10.64  to   11.81
2009          40,126    0.73   to    2.12      80,518        68,356    2.57     0.40  to  1.45   20.05  to   21.33

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
-------------------------------------------------------
2013         220,087   $1.42   to   $1.48  $  884,907    $  763,799    0.00%    0.40% to  1.85%  39.88% to   41.92%
2012         241,647    0.66   to    3.17     690,337       724,888       -     0.40  to  1.85   10.08  to   11.69
2011         266,886    0.60   to    2.84     687,137       791,033       -     0.40  to  1.85   -7.71  to   -6.36
2010         293,662    0.65   to    3.04     812,819       726,982       -     0.40  to  1.45   20.32  to   21.60
2009         320,463    0.54   to    2.51     735,085       560,627    0.11     0.40  to  1.45   63.11  to   64.85

VALIC COMPANY I SMALL CAP FUND, DIVISION 18
-------------------------------------------------------
2013          86,577   $1.53   to   $1.58  $  387,730    $  353,796    0.00%    0.40% to  1.85%  37.85% to   39.86%
2012          96,923    1.11   to    3.48     312,090       312,348    0.07     0.40  to  1.85   13.72  to   15.15
2011         107,633    0.97   to    3.03     302,695       324,004    0.13     0.40  to  1.85   -2.58  to   -1.16
2010         114,707    0.99   to    3.07     328,013       289,296    0.18     0.40  to  1.00   28.27  to   29.04
2009         125,005    0.77   to    2.38     278,537       230,121    0.56     0.40  to  1.00   27.11  to   27.88

VALIC COMPANY I INTERNATIONAL GROWTH FUND, DIVISION 20
-------------------------------------------------------
2013         201,213   $1.24   to   $3.14  $  586,844    $  581,765    0.00%    0.40% to  1.85%  18.54% to   20.03%
2012         235,242    1.04   to    2.62     573,397       529,319    1.60     0.40  to  1.85   17.98  to   19.46
2011         234,810    0.74   to    2.19     482,873       555,034    1.62     0.40  to  1.85  -11.46  to  -10.17
2010         259,788    0.82   to    2.44     597,987       522,038    1.50     0.40  to  1.00   11.47  to   12.14
2009         262,693    0.73   to    2.18     541,547       427,517    2.28     0.40  to  1.00   34.01  to   34.82

VALIC COMPANY I DIVIDEND VALUE FUND, DIVISION 21
-------------------------------------------------------
2013         221,351   $1.27   to   $1.50  $  545,977    $  488,727    0.00%    0.40% to  1.85%  27.69% to   29.55%
2012         215,635    0.98   to    2.11     414,565       317,008    1.85     0.40  to  1.85   10.51  to   12.12
2011         137,547    0.87   to    1.89     237,769       194,482    1.68     0.40  to  1.85    6.20  to    7.74
2010          93,955    0.81   to    1.76     151,322       132,577    1.38     0.40  to  1.00   12.91  to   13.59
2009          85,766    0.71   to    1.55     122,205        99,548    2.83     0.40  to  1.00   17.81  to   18.52

VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
2013          81,579   $1.17   to   $1.50  $  228,921    $  273,046    4.74%    0.40% to  1.85%  -7.59% to   -6.24%
2012         107,229    1.26   to    3.40     324,948       285,625    4.67     0.40  to  1.85    9.61  to   11.21
2011          91,923    1.15   to    3.07     252,660       205,693    5.37     0.40  to  1.85   15.04  to   16.71
2010          80,641    1.23   to    2.63     191,367       183,929    5.63     0.40  to  1.00    9.61  to   10.27
2009          78,886    1.11   to    2.39     170,703       156,319    6.25     0.40  to  1.00    7.67  to    8.32

VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
-------------------------------------------------------
2013          86,023   $1.10   to   $1.39  $  231,479    $  279,364    3.11%    0.40% to  1.85% -14.62% to  -13.37%
2012         104,316    1.29   to    3.46     328,115       337,334    2.76     0.40  to  1.85    1.56  to    3.05
2011         110,878    1.27   to    3.37     340,278       290,919    3.27     0.40  to  1.85   26.91  to   28.75
2010         120,333    1.21   to    2.62     288,502       310,318    4.03     0.40  to  1.00    7.84  to    8.48
2009         142,416    1.11   to    2.42     317,183       355,802    4.13     0.40  to  1.00  -12.93  to  -12.41

VANGUARD WINDSOR II FUND, DIVISION 24
-------------------------------------------------------
2013         518,076   $1.24   to   $1.47  $1,736,698    $1,598,497    2.12%    0.65% to  2.10%  27.98% to   29.84%
2012         550,354    0.96   to    2.95   1,431,448     1,446,920    2.33     0.65  to  2.10   14.28  to   15.96
2011         609,057    0.83   to    2.55   1,377,632     1,434,797    2.23     0.65  to  2.10    0.57  to    2.04
2010         655,224    0.81   to    2.50   1,462,420     1,427,243    1.98     0.65  to  1.25    9.24  to    9.90
2009         715,186    0.74   to    2.28   1,462,917     1,181,133    2.77     0.65  to  1.25   25.47  to   26.23

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. FINANCIAL HIGHLIGHTS (CONTINUED)

                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
           -------------------------------------------  ----------------------------------------------------------
                     UNIT FAIR VALUE        NET          AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
           UNITS       LOWEST TO           ASSETS       NET ASSETS   INCOME      LOWEST TO         LOWEST TO
           (000S)       HIGHEST            (000S)         (000S)   RATIO /(1)/ HIGHEST/ (2)/     HIGHEST/ (3)/
------------------------------------------------------  ----------------------------------------------------------

VANGUARD WELLINGTON FUND, DIVISION 25
------------------------------------------------------
2013       492,356   $1.31   to   $1.39  $1,746,521     $1,653,588    2.54%    0.65% to  2.10%  17.18% to   18.89%
2012       511,573    1.12   to    3.46   1,537,119      1,522,306    2.86     0.65  to  2.10   10.23  to   11.84
2011       548,042    1.02   to    3.10   1,483,510      1,530,644    2.97     0.65  to  2.10    1.70  to    3.18
2010       590,076    1.01   to    3.01   1,558,590      1,436,066    2.90     0.65  to  1.25    9.56  to   10.22
2009       581,855    0.92   to    2.74   1,395,733      1,189,390    3.62     0.65  to  1.25   20.68  to   21.41

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY FUND,
  DIVISION 33
------------------------------------------------------
2013       260,892   $1.13   to   $2.32  $  571,456     $  540,219    0.00%    0.15% to  1.60%  19.22% to   20.72%
2012       275,156    0.95   to    1.92     501,215        505,481    2.04     0.15  to  1.60   20.10  to   21.61
2011       345,788    0.63   to    1.58     519,835        605,065    1.64     0.15  to  1.60  -20.90  to  -19.74
2010       338,206    0.79   to    1.97     637,415        587,896    1.03     0.15  to  0.75   19.14  to   19.86
2009       376,297    0.66   to    1.65     595,446        495,566    1.70     0.15  to  0.75   24.64  to   25.39

VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
------------------------------------------------------
2013        38,766   $1.52   to   $2.84  $  103,555     $   86,217    0.00%    0.15% to  1.60%  45.35% to   47.18%
2012        40,783    0.97   to    1.93      74,470         74,429       -     0.15  to  1.60   10.58  to   11.98
2011        43,106    0.87   to    1.72      70,618         73,384       -     0.15  to  1.60   -5.68  to   -4.31
2010        40,165    0.93   to    1.80      69,252         49,816       -     0.15  to  1.20   31.75  to   33.49
2009        34,299    0.70   to    1.35      44,559         33,811       -     0.15  to  1.20   35.77  to   37.56

VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
------------------------------------------------------
2013       148,027   $1.38   to   $1.44  $  508,084     $  472,782    0.00%    0.15% to  1.60%  34.05% to   36.01%
2012       165,403    1.03   to    2.71     420,658        401,638    0.53     0.15  to  1.60   13.23  to   14.89
2011       172,412    0.91   to    2.37     383,764        427,513    0.87     0.15  to  1.60   -9.23  to   -7.90
2010       184,161    1.00   to    2.58     448,256        379,693    1.17     0.15  to  0.75   24.88  to   25.63
2009       187,896    0.80   to    2.05     366,264        276,720    1.27     0.15  to  0.75   23.27  to   24.02

VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
------------------------------------------------------
2013        74,465   $1.32   to   $1.96  $  137,360     $  121,122    0.00%    0.15% to  1.60%  28.95% to   30.57%
2012        83,075    1.02   to    1.50     117,917        132,464    0.10     0.15  to  1.60    9.54  to   10.92
2011       109,257    0.84   to    1.35     140,381        162,982       -     0.15  to  1.60   -6.60  to   -5.24
2010       118,027    0.89   to    1.43     160,999        179,414       -     0.15  to  0.75   21.28  to   22.01
2009       162,373    0.73   to    1.17     182,531        141,799       -     0.15  to  0.75   42.60  to   43.45

VALIC COMPANY II MID CAP VALUE FUND, DIVISION 38
------------------------------------------------------
2013       176,026   $1.41   to   $1.42  $  859,834     $  786,125    0.00%    0.15% to  1.60%  32.26% to   34.19%
2012       190,393    1.05   to    3.96     700,450        644,871    0.44     0.15  to  1.60   19.84  to   21.59
2011       190,365    0.86   to    3.27     580,005        567,306    0.51     0.15  to  1.60  -10.23  to   -8.92
2010       165,538    0.95   to    3.59     555,061        485,670    0.70     0.15  to  0.75   21.29  to   22.02
2009       180,191    0.78   to    2.95     499,338        397,647    1.30     0.15  to  0.75   35.75  to   36.57

VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
-------------------------------------------------------
2013        27,282   $1.50   to   $1.61  $   41,604     $   37,117    0.00%    0.15% to  1.60%  33.92% to   35.60%
2012        30,004    0.81   to    1.19      33,868         32,425    0.47     0.15  to  1.60   16.07  to   17.53
2011        29,258    0.70   to    1.20      28,216         30,075    0.47     0.15  to  1.60   -3.44  to   -2.03
2010        31,069    0.72   to    1.24      30,770         28,686    0.40     0.15  to  1.20   12.70  to   14.18
2009        33,269    0.64   to    1.09      29,011         23,949    1.27     0.15  to  1.20   30.38  to   32.10

VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
------------------------------------------------------
2013        75,961   $1.44   to   $2.68  $  191,301     $  173,094    0.00%    0.15% to  1.60%  33.22% to   34.89%
2012        80,659    1.08   to    1.99     151,544        150,793    1.33     0.15  to  1.60   15.07  to   16.52
2011        95,597    0.73   to    1.71     155,197        161,604    1.01     0.15  to  1.60   -5.89  to   -4.52
2010        96,600    0.76   to    1.79     165,350        158,831    1.29     0.15  to  0.75   15.07  to   15.76
2009       106,396    0.66   to    1.55     158,240        136,168    2.07     0.15  to  0.75    9.36  to   10.02

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                ---------------------------------------------    -----------------------------------------------------
                           UNIT FAIR VALUE            NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                UNITS        LOWEST TO               ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
                (000S)        HIGHEST                (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
---------------------------------------------------------------  --------------------------------------------------------

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
---------------------------------------------------------------
2013            295,532    $1.51    to     $2.30    $640,726      $592,800    0.00%     0.15% to  1.60% 33.28% to  34.96%
2012            332,810     1.13    to      1.70     536,742       597,000     1.46      0.15 to   1.60  13.40 to   14.83
2011            465,306     0.89    to      1.48     656,164       724,622     1.24      0.15 to   1.60  -0.30 to    1.15
2010            543,535     0.88    to      1.47     762,238       726,809     1.13      0.15 to   0.75  13.77 to   14.46
2009            588,653     0.77    to      1.29     724,759       589,344     1.89      0.15 to   0.75  29.72 to   30.50

VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
---------------------------------------------------------------
2013            146,653    $0.95    to     $1.31    $181,686      $178,172    0.01%     0.15% to  1.60% -1.58% to  -0.34%
2012            137,930     0.97    to      1.32     172,581       184,420     0.01      0.15 to   1.60  -1.58 to   -0.34
2011            152,454     0.98    to      1.32     192,060       191,918     0.01      0.15 to   1.60  -1.57 to   -0.14
2010            145,958     1.03    to      1.33     185,792       211,555     0.01      0.15 to   0.75  -0.74 to   -0.14
2009            177,060     1.03    to      1.33     227,029       255,923     0.41      0.15 to   0.75  -0.40 to    0.20

VALIC COMPANY I NASDAQ-100(R) INDEX FUND, DIVISION 46
---------------------------------------------------------------
2013            205,690    $1.03    to     $1.57    $202,625      $173,233    0.00%     0.40% to  1.85% 33.74% to  35.42%
2012            212,283     0.73    to      1.17     154,991       145,921     0.50      0.40 to   1.85  15.78 to   17.23
2011            184,202     0.62    to      1.01     115,067       116,952     0.37      0.40 to   1.85   1.08 to    2.55
2010            187,997     0.61    to      0.99     115,120       103,478     0.26      0.40 to   1.00  18.53 to   19.25
2009            195,757     0.51    to      0.83     101,088        72,999     0.31      0.40 to   1.00  53.89 to   54.81

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
---------------------------------------------------------------
2013            170,127    $1.34    to     $2.84    $456,690      $395,897    0.00%     0.15% to  1.60% 20.03% to  21.54%
2012            151,965     1.11    to      2.34     336,975       289,368     1.53      0.15 to   1.60  13.38 to   14.80
2011            110,693     0.95    to      2.04     214,836       180,875     2.04      0.15 to   1.60  -1.75 to   -0.32
2010             78,398     0.95    to      2.05     153,507       124,682     2.55      0.15 to   1.20  14.24 to   15.74
2009             63,007     0.82    to      1.77     107,254        81,839     1.98      0.15 to   1.20  27.30 to   28.98

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
---------------------------------------------------------------
2013            250,904    $1.28    to     $2.91    $687,344      $593,148    0.00%     0.15% to  1.60% 14.75% to  16.20%
2012            210,641     1.11    to      2.50     498,521       415,887     1.83      0.15 to   1.60  11.89 to   13.30
2011            149,322     1.00    to      2.21     313,625       274,844     2.25      0.15 to   1.60  -0.35 to    1.10
2010            113,112     1.03    to      2.19     236,445       193,044     3.00      0.15 to   1.20  13.21 to   14.70
2009             89,780     0.90    to      1.91     164,570       127,577     2.66      0.15 to   1.20  24.28 to   25.91

VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION 50
----------------------------------------------------------------
2013            110,543    $1.21    to     $2.72    $283,012      $257,410    0.00%     0.15% to  1.60%  7.61% to   8.96%
2012             92,004     1.12    to      2.50     216,627       179,805     2.30      0.15 to   1.60  10.11 to   11.49
2011             63,788     1.02    to      2.24     135,919       116,178     2.76      0.15 to   1.60   1.79 to    3.27
2010             48,658     1.09    to      2.17     101,184        80,708     3.33      0.15 to   1.20  11.83 to   13.30
2009             35,263     0.96    to      1.92      65,146        52,683     3.67      0.15 to   1.20  19.14 to   20.71

VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
---------------------------------------------------------------
2013             99,330    $1.27    to     $2.16    $202,733      $184,602    2.08%     0.65% to  2.10% 18.68% to  20.17%
2012             97,744     1.07    to      1.80     166,668       158,810     2.39      0.65 to   2.10  11.99 to   13.40
2011             97,374     0.86    to      1.59     146,998       147,901     2.06      0.65 to   2.10  -4.31 to   -2.91
2010             93,569     0.88    to      1.64     146,353       130,158     2.08      0.65 to   1.25  13.63 to   14.32
2009             90,265     0.77    to      1.43     124,240       101,794     2.50      0.65 to   1.25  23.44 to   24.18

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
---------------------------------------------------------------
2013            106,715    $1.21    to     $2.12    $213,624      $199,951    2.02%     0.65% to  2.10% 12.66% to  14.07%
2012            106,449     1.07    to      1.86     187,532       180,095     2.36      0.65 to   2.10   9.44 to   10.81
2011            103,448     0.95    to      1.68     165,256       163,396     2.25      0.65 to   2.10  -1.82 to   -0.39
2010             98,281     0.95    to      1.69     158,557       144,747     2.34      0.65 to   1.25  11.91 to   12.58
2009             95,648     0.85    to      1.50     137,961       115,704     2.80      0.65 to   1.25  18.84 to   19.55

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                  AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
          ----------------------------------------  --------------------------------------------------------
                     UNIT FAIR VALUE      NET        AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
           UNITS       LOWEST TO         ASSETS     NET ASSETS   INCOME      LOWEST TO        LOWEST TO
          (000S)        HIGHEST          (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
--------------------------------------------------  --------------------------------------------------------
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND,
  DIVISION 54
--------------------------------------------------
2013       42,663    $1.14  to   $1.98  $ 79,830     $ 78,658    2.00%     0.65% to  2.10%  6.81% to   8.15%
2012       42,752     1.07  to    1.83    74,254       68,878     2.35      0.65 to   2.10   6.92 to    8.26
2011       39,731     1.00  to    1.69    64,120       63,994     2.34      0.65 to   2.10  -0.35 to    1.10
2010       39,029     1.01  to    1.68    62,668       57,067     2.59      0.65 to   1.25   9.76 to   10.42
2009       36,792     0.92  to    1.52    53,838       46,000     3.11      0.65 to   1.25  15.60 to   16.30

VALIC COMPANY II CORE BOND FUND, DIVISION 58
--------------------------------------------------
2013      358,358    $1.07  to   $1.35  $673,167     $548,839    0.00%     0.15% to  1.60% -3.37% to  -1.96%
2012      239,177     1.10  to    2.05   459,847      421,689     3.00      0.15 to   1.60   5.68 to    7.22
2011      209,904     1.05  to    1.92   378,574      305,035     3.26      0.15 to   1.60   4.53 to    6.05
2010      144,575     1.21  to    1.81   246,246      176,396     3.64      0.15 to   1.20   8.00 to    9.42
2009       87,930     1.11  to    1.66   136,448      112,683     6.14      0.15 to   1.20  14.31 to   15.82

VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 59
--------------------------------------------------
2013      227,491    $1.12  to   $2.76  $589,850     $610,467    0.00%     0.15% to  1.60% -1.33% to  -0.09%
2012      231,898     1.14  to    2.76   603,911      538,346     4.18      0.15 to   1.60  10.62 to   12.01
2011      202,475     1.03  to    2.46   474,360      439,308     5.67      0.15 to   1.60   2.67 to    4.17
2010      181,559     1.19  to    2.37   411,674      378,971     5.62      0.15 to   1.20   9.39 to   10.83
2009      167,361     1.07  to    2.14   344,468      283,393     5.80      0.15 to   1.20  24.17 to   25.81

VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 60
--------------------------------------------------
2013      129,320    $1.19  to   $2.59  $313,222     $305,299    0.00%     0.15% to  1.60%  3.51% to   4.81%
2012      129,786     1.15  to    2.48   300,387      248,391     6.16      0.15 to   1.60  11.94 to   13.35
2011      105,061     1.03  to    2.18   216,844      217,690     7.19      0.15 to   1.60   2.75 to    4.25
2010      103,235     1.10  to    2.10   207,116      203,757     7.66      0.15 to   0.75  12.67 to   13.35
2009      108,230     0.97  to    1.86   192,756      154,152    10.37      0.15 to   0.75  42.43 to   43.29

ARIEL FUND, DIVISION 68
--------------------------------------------------
2013      164,454    $1.46  to   $1.49  $476,196     $412,285    0.64%     0.40% to  1.85% 42.03% to  44.10%
2012      172,615     1.03  to    2.18   349,450      343,162     0.96      0.40 to   1.85  18.11 to   19.84
2011      192,640     0.86  to    1.82   328,302      376,186     0.19      0.40 to   1.85 -12.96 to  -11.70
2010      204,028     0.98  to    2.07   396,452      346,936     0.01      0.40 to   1.00  24.72 to   25.47
2009      209,571     0.78  to    1.65   326,053      228,895     0.02      0.40 to   1.00  61.79 to   62.76

ARIEL APPRECIATION FUND, DIVISION 69
--------------------------------------------------
2013      151,676    $1.53  to   $1.70  $453,673     $377,131    0.91%     0.40% to  1.85% 43.53% to  45.63%
2012      139,223     1.07  to    2.20   287,615      277,062     0.83      0.40 to   1.85  17.16 to   18.87
2011      146,226     0.91  to    1.85   255,760      281,612     0.37      0.40 to   1.85  -9.04 to   -7.72
2010      149,428     1.06  to    2.01   284,897      256,984     0.03      0.40 to   1.00  18.43 to   19.14
2009      155,818     0.89  to    1.69   250,852      180,169     0.17      0.40 to   1.00  61.33 to   62.31

LOU HOLLAND GROWTH FUND, DIVISION 70
--------------------------------------------------
2013       45,990    $1.45  to   $1.64  $ 72,347     $ 67,482    0.00%     0.40% to  1.85% 29.79% to  31.42%
2012       51,966     1.12  to    1.25    62,551       61,307     0.06      0.40 to   1.85  10.12 to   11.51
2011       50,904     1.01  to    1.12    55,164       52,493        -      0.40 to   1.85   1.49 to    2.97
2010       47,876     0.98  to    1.09    50,714       45,631        -      0.40 to   1.00  12.84 to   13.52
2009       48,213     0.87  to    0.96    45,224       33,476        -      0.40 to   1.00  37.69 to   38.51

VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
--------------------------------------------------
2013      335,064    $1.60  to   $1.66  $530,958     $462,298    0.00%     0.40% to  1.85% 38.60% to  40.34%
2012      359,500     1.13  to    1.18   407,535      396,858     0.05      0.40 to   1.85  15.96 to   17.42
2011      363,493     0.90  to    1.01   352,236      375,736     0.02      0.40 to   1.85  -0.40 to    1.06
2010      390,794     0.89  to    1.00   377,066      408,096     0.04      0.40 to   1.00  15.06 to   15.75
2009      524,641     0.77  to    0.87   440,473      342,959     0.26      0.40 to   1.00  41.70 to   42.55

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
            ----------------------------------------    ------------------------------------------------------
                      UNIT FAIR VALUE         NET        AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
            UNITS       LOWEST TO            ASSETS     NET ASSETS   INCOME      LOWEST TO         LOWEST TO
            (000S)       HIGHEST             (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
------------------------------------------------------  ---------------------------------------------------------

VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
------------------------------------------------------
2013        169,471   $2.08   to    $3.30   $533,127     $427,699     0.00%    0.40% to  1.85% 48.27%  to  50.13%
2012        149,863    1.40   to     2.20    315,416      279,749        -      0.40 to   1.85  29.31  to   30.94
2011        132,174    1.08   to     1.68    213,411      206,037     0.37      0.40 to   1.85   8.46  to   10.04
2010        126,203    1.05   to     1.53    186,279      175,419        -      0.40 to   1.00  14.60  to   15.29
2009        134,702    0.91   to     1.33    173,403      143,741        -      0.40 to   1.00  30.20  to   30.99

VALIC COMPANY I VALUE FUND, DIVISION 74
------------------------------------------------------
2013         58,431   $1.42   to    $1.92   $107,189     $101,377     0.00%    0.40% to  1.85% 28.73%  to  30.35%
2012         64,658    1.10   to     1.47     91,345      104,321     2.12      0.40 to   1.85  14.80  to   16.24
2011         94,147    0.80   to     1.26    114,983      121,861     1.31      0.40 to   1.85  -4.06  to   -2.66
2010         98,833    0.82   to     1.30    124,704      137,330     0.64      0.40 to   1.00  13.75  to   14.43
2009        140,943    0.72   to     1.14    156,504      137,329     2.23      0.40 to   1.00  32.09  to   32.88

VALIC COMPANY I BROAD CAP VALUE INCOME FUND,
  DIVISION 75
------------------------------------------------------
2013         25,690   $1.50   to    $1.68   $ 41,756     $ 37,460     0.00%    0.40% to  1.85%  33.97% to  35.65%
2012         26,193    1.12   to     1.24     31,467       29,715     0.70      0.40 to   1.85  11.89  to   13.30
2011         24,927    0.90   to     1.09     26,600       26,288     1.76      0.40 to   1.85  -0.19  to    1.26
2010         20,311    0.89   to     1.08     24,199       21,304     1.83      0.40 to   1.00  13.30  to   13.98
2009         19,603    0.78   to     0.95     20,667       16,746     2.34      0.40 to   1.00  24.07  to   24.82

VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76
------------------------------------------------------
2013         88,578   $1.51   to    $1.99   $170,580     $156,199     0.00%    0.40% to  1.85% 33.55%  to  35.23%
2012         95,261    1.13   to     1.47    136,137      132,383     1.02      0.40 to   1.85  16.49  to   17.95
2011        101,911    0.97   to     1.25    124,377      130,246     0.91      0.40 to   1.85  -2.85  to   -1.44
2010        101,954    1.02   to     1.27    127,140      127,049     1.06      0.40 to   1.00  15.58  to   16.28
2009        101,838    0.88   to     1.09    109,687       93,286     1.47      0.40 to   1.00  36.93  to   37.75

VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77
------------------------------------------------------
2013        321,428   $1.05   to    $1.32   $410,166     $413,346     0.00%    0.40% to  1.85% -8.68%  to  -7.53%
2012        298,846    1.15   to     1.43    413,284      379,284     2.77      0.40 to   1.85   6.05  to    7.38
2011        255,365    1.08   to     1.33    330,664      287,954     1.72      0.40 to   1.85   8.10  to    9.67
2010        208,880    1.15   to     1.22    248,185      234,203     2.40      0.40 to   1.00   8.05  to    8.70
2009        172,929    1.06   to     1.12    195,635      154,654     1.04      0.40 to   1.00   8.49  to    9.15

VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78
------------------------------------------------------
2013        605,498   $1.40   to    $1.42   $933,492     $833,255     0.00%    0.40% to  1.85% 28.70%  to  30.58%
2012        665,111    1.07   to     1.22    789,736      790,190     0.72      0.40 to   1.85  12.80  to   14.46
2011        674,070    0.94   to     1.07    703,255      744,771     0.70      0.40 to   1.85  -2.44  to   -1.02
2010        705,473    0.95   to     1.08    747,679      685,482     0.67      0.40 to   1.45  16.53  to   17.77
2009        764,385    0.80   to     0.92    691,637      568,285     0.95      0.40 to   1.45  34.55  to   35.98

VALIC COMPANY I LARGE CAPITAL GROWTH FUND,
  DIVISION 79
------------------------------------------------------
2013        262,881   $1.22   to    $1.31   $406,386     $371,265     0.00%    0.40% to  1.85% 29.16%  to  31.04%
2012        289,231    0.93   to     1.22    343,216      356,451     0.21      0.40 to   1.85  10.37  to   11.98
2011        316,720    0.83   to     1.10    337,606      374,650     0.28      0.40 to   1.85  -7.84  to   -6.49
2010        341,447    0.89   to     1.17    391,506      362,773     0.42      0.40 to   1.45  13.82  to   15.03
2009        371,886    0.77   to     1.02    372,794      310,848     0.86      0.40 to   1.45  29.26  to   30.64

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                   AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
        ----------------------------------------------  --------------------------------------------------------
                     UNIT FAIR VALUE         NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
          UNITS        LOWEST TO            ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
          (000S)        HIGHEST             (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
------------------------------------------------------  --------------------------------------------------------

SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81/(6)/
------------------------------------------------------
2011    $17,056.00   $1.02   to    $1.23  $20,464.00    $22,019.00   2.23%     0.65% to  1.25%  4.63% to   5.26%
2010        21,371    0.97   to     1.17      24,363        26,186    2.10      0.65 to   1.25   5.27 to    5.90
2009        25,578    0.91   to     1.11      27,849        27,673    1.91      0.65 to   1.25  -1.64 to   -1.05

SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82
------------------------------------------------------
2013        10,588   $1.09   to    $1.13  $   11,583    $   13,522   2.50%     0.65% to  1.25% -7.00% to  -6.63%
2012        13,367    1.17   to     1.21      15,716        17,642    2.31      0.65 to   1.25   2.96 to    3.37
2011        16,423    0.95   to     1.17      18,751        15,862    2.73      0.65 to   1.25  15.90 to   16.59
2010        15,226    0.81   to     1.01      14,991        13,842    2.69      0.65 to   1.25   7.50 to    8.14
2009        13,153    0.75   to     0.93      12,042        11,690    2.24      0.65 to   1.25  -7.32 to   -6.76

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND,
  DIVISION 83
------------------------------------------------------
2013       152,807   $1.27   to    $1.34  $  298,156    $  262,308   0.00%     0.40% to  1.85% 36.08% to  38.06%
2012       164,490    0.92   to     1.47     233,684       248,952       -      0.40 to   1.85   7.22 to    8.79
2011       187,090    0.85   to     1.35     245,809       284,353    0.47      0.40 to   1.85  -8.46 to   -7.12
2010       208,331    0.91   to     1.46     296,518       259,638    0.06      0.40 to   1.45  24.35 to   25.67
2009       221,863    0.73   to     1.16     252,605       199,361    0.64      0.40 to   1.45  44.94 to   46.49

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND,
  DIVISION 84
------------------------------------------------------
2013       152,559   $1.43   to    $1.57  $  232,376    $  209,065   0.00%     0.40% to  1.85% 36.42% to  38.14%
2012       170,518    1.05   to     1.13     188,728       184,666    0.60      0.40 to   1.85   4.84 to   13.82
2011       186,944    0.88   to     1.00     182,403       193,401    0.77      0.40 to   1.85  -5.93 to   -5.36
2010       197,528    0.93   to     1.05     204,726       187,800    0.65      0.40 to   1.00  20.39 to   21.11
2009       213,947    0.77   to     0.87     184,086       149,260    1.98      0.40 to   1.00  30.19 to   30.97

VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85
------------------------------------------------------
2013        86,006   $1.36   to    $1.52  $  127,108    $  113,532   0.00%     0.40% to  1.85% 32.29% to  33.95%
2012        91,849    1.03   to     1.14     101,706       104,088       -      0.40 to   1.85   2.86 to   10.94
2011        98,545    0.91   to     1.02      98,730       109,073       -      0.40 to   1.85  -5.31 to   -4.75
2010       106,947    0.96   to     1.08     113,096        98,531       -      0.40 to   1.00  24.97 to   25.73
2009       112,722    0.76   to     0.86      95,333        76,536    0.25      0.40 to   1.00  39.45 to   40.29

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND,
  DIVISION 86
------------------------------------------------------
2013        56,587   $1.46   to    $2.02  $  110,639    $   89,487   0.00%     0.40% to  1.85% 46.99% to  48.83%
2012        55,949    1.00   to     1.35      73,916        75,295       -      0.40 to   1.85  12.96 to   14.38
2011        60,834    0.88   to     1.18      70,524        81,094       -      0.40 to   1.85 -11.85 to  -10.57
2010        68,838    1.06   to     1.33      89,729        84,552       -      0.40 to   1.00  26.54 to   27.30
2009        67,301    0.83   to     1.04      69,293        48,669   1.00%      0.40 to   1.00  51.58 to   52.49

VALIC COMPANY I EMERGING ECONOMIES FUND, DIVISION 87
------------------------------------------------------
2013       614,097   $0.70   to    $0.95  $  588,736    $  567,424   0.00%     0.40% to  1.85% -4.55% to  -3.15%
2012       589,559    0.72   to     1.03     586,649       474,324    0.73      0.40 to   1.85  16.71 to   18.42
2011       263,671    0.61   to     0.87     219,563       241,218    0.97      0.40 to   1.85 -14.61 to  -13.36
2010       263,737    0.70   to     1.01     254,860       238,413    1.76      0.40 to   1.45   9.61 to   10.77
2009       282,505    0.64   to     0.91     248,410       205,613    0.38      0.40 to   1.45  27.72 to   29.08

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                AT DECEMBER 31                                   FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------  ----------------------------------------------------------
                   UNIT FAIR VALUE        NET        AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
         UNITS       LOWEST TO           ASSETS     NET ASSETS   INCOME      LOWEST TO          LOWEST TO
        (000S)        HIGHEST            (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/      HIGHEST /(3)/
--------------------------------------------------  ----------------------------------------------------------
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88
--------------------------------------------------
2013    281,255    $1.31   to    $1.96  $536,276     $477,487    0.00%     0.40% to  1.85%  16.62% to   18.08%
2012    273,255     1.13   to     1.66   442,647      463,613     5.69      0.40 to   1.85   17.35 to    18.83
2011    335,756     0.96   to     1.40   459,716      502,485     4.41      0.40 to   1.85   -4.01 to    -2.61
2010    361,200     1.04   to     1.44   510,781      425,350     3.54      0.40 to   1.00   10.57 to    11.23
2009    320,247     0.94   to     1.30   409,351      349,195    10.60      0.40 to   1.00   22.79 to    23.53

VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89
--------------------------------------------------
2013    667,927    $1.07   to    $1.23  $971,586     $908,360    0.00%     0.40% to  1.85%  23.89% to   25.69%
2012    744,687     0.85   to     1.19   867,033      832,638     3.20      0.40 to   1.85   16.59 to    18.30
2011    839,594     0.72   to     1.01   831,211      949,942     2.58      0.40 to   1.85  -14.61 to   -13.36
2010    848,633     0.83   to     1.17   975,265      848,704     1.82      0.40 to   1.00    6.51 to     7.15
2009    751,757     0.77   to     1.09   810,513      642,165     2.97      0.40 to   1.00   45.89 to    46.77

VALIC COMPANY I GLOBAL REAL ESTATE FUND,
  DIVISION 101 /(4)/
--------------------------------------------------
2013    255,138    $1.19   to    $1.23  $306,864     $326,993    0.00%     0.40% to  1.85%   2.63% to    3.92%
2012    281,040     1.16   to     1.18   326,429      283,429     1.74      0.40 to   1.85   28.60 to    30.22
2011    272,862     0.89   to     0.92   244,297      256,372     2.22      0.40 to   1.85   -9.69 to    -8.37
2010    254,996     0.98   to     1.00   250,623      265,805     5.68      0.40 to   1.00   17.05 to    17.75
2009    312,027     0.84   to     0.85   270,476      208,280    13.12      0.40 to   1.00   30.58 to    31.36

INVESCO BALANCED-RISK COMMODITY STRATEGY FUND,
  DIVISION 102 /(4)/
--------------------------------------------------
2013    286,965    $0.83   to    $0.85  $242,808     $224,827    0.08%     0.40% to  1.85% -15.49% to  -14.42%
2012    215,787     0.98   to     1.00   214,139      176,572     2.46      0.40 to   1.85   -1.77 to    -3.01
2011      4,938     0.97   to     0.97     4,772        3,069        -      0.40 to   1.85   -3.30 to    -3.24

VALIC COMPANY I DYNAMIC ALLOCATION FUND,
  DIVISION 103/ (5)/
--------------------------------------------------
2013    168,660    $1.15   to    $1.17  $195,707     $102,621    0.00%     0.40% to  1.85%  15.34% to   16.81%
2012          1     1.00   to     1.00     9,981        9,954        -      0.40 to   1.85   -0.24 to    -0.24

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/(4)/ Fund commenced operations on November 1, 2011.

/(5)/ Fund commenced operations on December 31, 2012.

/(6)/ Fund closed on October 26, 2012.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - OTHER MATTERS

The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

--------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY
                                AN AIG COMPANY

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       as of December 31, 2013 and 2012
             for the years ended December 31, 2013, 2012 and 2011

                                 [LOGO OF AIG]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

 As of December 31, 2013, 2012 and for the Years Ended December 31, 2013, 2012
                                   and 2011

                               TABLE OF CONTENTS

          Independent Auditor's Report                                      1

          Statements of Admitted Assets                                     3

          Statements of Liabilities, Capital and Surplus                    4

          Statements of Operations and Changes in Capital and Surplus       5

          Statements of Cash Flows                                          6

 Note 1   Organization and Summary of Significant Statutory Basis
          Accounting Policies                                               7

 Note 2   Accounting Adjustments to Statutory Basis Financial Statements    19

 Note 3   Investments                                                       21

 Note 4   Fair Value of Financial Instruments                               28

 Note 5   Reserves for Loss and Loss Adjustment Expenses                    29

 Note 6   Related Party Transactions                                        32

 Note 7   Reinsurance                                                       40

 Note 8   Deposit Assets and Liabilities                                    43

 Note 9   Federal and Foreign Income Taxes                                  44

 Note 10  Capital and Surplus and Dividend Restrictions                     50

 Note 11  Contingencies                                                     51

 Note 12  Other Significant Matters                                         55

 Note 13  Subsequent Events                                                 57

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholders of American Home Assurance Company

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2013 and 2012, and the related statutory statements of operations and changes in capital and surplus, and cash flows for each of the three years ended
December 31, 2013.

Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1B and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years ended December 31, 2013.

Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Other Matters
As discussed in Notes 1, 5 and 6 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 28, 2014

--------------------------------------------------------------------------------

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                         STATEMENTS OF ADMITTED ASSETS

-------------------------------------------------------------------------------
                                                      DECEMBER 31, DECEMBER 31,
                                                          2013         2012
-------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value:
     2013 - $17,496,763; 2012 - $18,325,355)          $16,780,357  $17,011,221
   Common stocks, at fair value adjusted for
     nonadmitted assets
(cost: 2013 - $126,081; 2012 - $61,305)                   122,839       83,185
   Other invested assets (cost: 2013 - $1,642,346;
     2012 - $1,221,922)                                 1,993,925    1,483,452
   Mortgage loans                                         536,056       60,167
   Derivatives                                             13,978        4,497
   Short-term investments, at amortized cost
     (approximates fair value)                            308,868    1,075,189
   Cash and cash equivalents                              185,319       59,125
   Receivable for securities sold and other                 9,116          513
-------------------------------------------------------------------------------
TOTAL CASH AND INVESTED ASSETS                        $19,950,458  $19,777,349

Investment income due and accrued                     $   168,495  $   181,068
Agents' balances or uncollected premiums:
   Premiums in course of collection                       770,420      839,516
   Premiums and installments booked but deferred and
     not yet due                                          301,572      287,646
   Accrued retrospective premiums                         938,213    1,118,007
Amounts billed and receivable from high deductible
  policies                                                 90,030       57,578
Reinsurance recoverable on loss payments                  443,153      444,027
Funds held by or deposited with reinsurers                184,412       75,742
Net deferred tax assets                                   639,865      783,175
Equities in underwriting pools and associations           138,321      255,640
Receivables from parent, subsidiaries and affiliates       17,586      203,974
Other admitted assets                                     149,983      115,363
Allowance provision                                     (121,029)    (164,611)
-------------------------------------------------------------------------------
TOTAL ADMITTED ASSETS                                 $23,671,479  $23,974,474
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
3     STATEMENTS OF ADMITTED ASSETS - As of December 31, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

----------------------------------------------------------------------------
                                                   DECEMBER 31, DECEMBER 31,
                                                       2013         2012
----------------------------------------------------------------------------
LIABILITIES
Reserves for losses and loss adjustment expenses   $12,445,415  $12,300,489
Unearned premium reserves                            3,062,890    2,654,419
Commissions, premium taxes, and other expenses
payable                                                330,831      273,150
Reinsurance payable on paid loss and loss
adjustment expenses                                    316,486      282,684
Current federal taxes payable to parent                  2,818        4,311
Funds held by company under reinsurance treaties     1,080,691    1,232,398
Provision for reinsurance                               57,751       49,111
Ceded reinsurance premiums payable, net of ceding
commissions                                            443,051      510,362
Collateral deposit liability                           414,290      376,977
Payable for securities purchased                        13,163          489
Payable to parent, subsidiaries and affiliates          16,642      111,709
Derivatives                                             20,781        2,309
Other liabilities                                      374,983      171,723
----------------------------------------------------------------------------
TOTAL LIABILITIES                                  $18,579,792  $17,970,131
----------------------------------------------------------------------------
CAPITAL AND SURPLUS
Common capital stock, $11.51 par value, 1,758,158
shares authorized, 1,695,054 shares issued and
outstanding                                        $    19,504  $    19,504
Capital in excess of par value                       4,048,510    4,048,510
Unassigned surplus                                   1,022,075    1,935,124
Special surplus funds from retroactive reinsurance       1,598        1,205
----------------------------------------------------------------------------
  TOTAL CAPITAL AND SURPLUS                        $ 5,091,687  $ 6,004,343
----------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS             $23,671,479  $23,974,474
----------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4 STATEMENTS OF LIABILITIES CAPITAL and SURPLUS - As of December 31, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

          STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS

------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                                          ------------------------------------
                                              2013        2012        2011
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Underwriting income:
PREMIUMS EARNED                           $  5,426,625 $5,357,689 $  5,682,158
Underwriting deductions:
  Losses incurred                            3,156,380  3,633,608    3,932,805
  Loss adjustment expenses incurred            644,056    625,094      611,264
  Other underwriting expenses incurred       2,156,743  1,765,943    1,668,713
------------------------------------------------------------------------------
TOTAL UNDERWRITING DEDUCTIONS                5,957,179  6,024,645    6,212,782
------------------------------------------------------------------------------
Loss portfolio transfer:
  Premiums from affiliated loss
  portfolio transfer (Note 5)                        -   (40,241)  (1,933,829)
  Losses recognized from affiliated
  loss portfolio transfer (Note 5)                   -     40,241    1,933,829
------------------------------------------------------------------------------
TOTAL LOSS PORTFOLIO TRANSFER                        -          -            -
------------------------------------------------------------------------------
NET UNDERWRITING LOSS                        (530,554)  (666,956)    (530,624)
------------------------------------------------------------------------------
Investment gain:
Net investment income earned                   896,309    911,306      800,175
Net realized capital gains (net of
capital gains tax: 2013 - $37,062; 2012
- $48,295; 2011 - $90,032)                     344,178     56,339      166,901
------------------------------------------------------------------------------
NET INVESTMENT INCOME EARNED                 1,240,487    967,645      967,076
------------------------------------------------------------------------------
  Net loss from agents' or premium
  balances charged-off                        (24,262)   (57,047)     (16,296)
  Other (expense) income                       (8,825)     10,700     (29,775)
------------------------------------------------------------------------------
INCOME AFTER CAPITAL GAINS TAXES AND
BEFORE FEDERAL INCOME TAXES                    676,846    254,342      390,381
------------------------------------------------------------------------------
FEDERAL AND FOREIGN INCOME TAX BENEFIT        (26,144)   (31,163)    (104,195)
------------------------------------------------------------------------------
NET INCOME                                $    702,990 $  285,505 $    494,576
------------------------------------------------------------------------------
------------------------------------------------------------------------------
CHANGES IN CAPITAL AND SURPLUS
Capital and surplus, as of December 31,
previous year                             $  6,004,343 $5,667,303 $  6,673,099
  Adjustment to beginning surplus
  (Note 2)                                    (94,261)   (29,278)       26,048
Capital and surplus, as of January 1,        5,910,082  5,638,025    6,699,147
Net income                                     702,990    285,505      494,576
Change in net unrealized capital
(losses) gains (net of capital gains
tax (benefit) expense: 2013 -
$(30,923); 2012 - $21,950; 2011 -
$(3,008))                                    (172,094)   (40,778)       44,397
Change in net deferred income tax             (27,917)   (22,439)      659,647
Change in non-admitted assets                (210,064)    208,727    (926,257)
Change in provision for reinsurance            (8,640)     29,414       20,918
Capital contribution                                 -  (645,750)       67,381
Quasi-reorganization                                 -  1,000,000            -
Return of capital                                    -          -  (1,414,078)
Change in par value of common stock                  -          -      (5,922)
Dividends to stockholder                   (1,214,959)  (522,716)    (137,458)
Foreign exchange translation                   113,151     74,961     (21,541)
Change in deferred tax asset
admissibility                                        -          -      189,739
Other surplus adjustments                        (862)      (606)      (3,246)
------------------------------------------------------------------------------
TOTAL CHANGES IN CAPITAL AND SURPLUS         (818,395)    366,318  (1,031,844)
------------------------------------------------------------------------------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,   $  5,091,687 $6,004,343 $  5,667,303
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                           STATEMENTS OF CASH FLOWS

----------------------------------------------------------------------------
                                               YEARS ENDED DECEMBER 31,
                                          ----------------------------------
                                             2013       2012        2011
----------------------------------------------------------------------------
CASH FROM OPERATIONS
  Premiums collected, net of reinsurance  $5,894,743 $5,313,202 $  5,378,755
  Net investment income                      782,466    809,251      779,881
  Miscellaneous (expense)                   (75,119)    (6,214)     (86,211)
                                          ----------------------------------
   SUB-TOTAL                              $6,602,090 $6,116,239 $  6,072,425
  Benefit and loss related payments        3,564,863  3,593,294  3,912,580
  Payment to affiliate for loss
   portfolio transfer                      -          -          783,818
  Commission and other expense paid        2,706,806  2,502,676  2,363,413
  Federal and foreign income taxes paid    6,848      1,012      28,206
----------------------------------------------------------------------------
  NET CASH PROVIDED FROM (USED IN)
   OPERATIONS                             $  323,573 $   19,257 $(1,015,592)
----------------------------------------------------------------------------
CASH FROM INVESTMENTS
PROCEEDS FROM INVESTMENTS SOLD,
  MATURED, OR REPAID:
  Bonds                                    4,490,034  4,505,552    4,992,080
  Stocks                                       4,875      2,833      545,819
  Mortgage loans                               1,447        149            -
  Other                                      196,798    243,676      392,513
----------------------------------------------------------------------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD,
   MATURED, OR REPAID                     $4,693,154 $4,752,210 $  5,930,412
----------------------------------------------------------------------------
COST OF INVESTMENTS ACQUIRED:
  Bonds                                    4,170,608  3,659,690    7,448,761
  Stocks                                      39,032      2,736        9,769
  Mortgage loans                             464,025     59,296            -
  Other                                      641,962    278,203      250,178
----------------------------------------------------------------------------
  TOTAL COST OF INVESTMENTS ACQUIRED      $5,315,627 $3,999,925 $  7,708,708
----------------------------------------------------------------------------
  NET CASH (USED IN) PROVIDED FROM
   INVESTING ACTIVITIES                   $(622,473) $  752,285 $(1,778,296)
----------------------------------------------------------------------------
CASH FROM FINANCING AND MISCELLANEOUS
  SOURCES
  Capital contributions                            -    300,000    1,942,747
  Return of capital                                -          -  (1,414,078)
  Change in par value of common stock              -          -      (5,922)
  Dividends to stockholder                 (820,000)  (455,589)    (110,000)
  Intercompany receivable and payable,
   net                                        91,276  (164,090)     (77,372)
  Net deposit on deposit-type contracts
   and other insurance                      (23,833)    (1,683)      (1,723)
  Equities in underwriting pools and
   associations                              476,434     54,713      356,715
  Collateral deposit liability                37,313     77,021     (40,411)
  OTHER                                    (102,417)    105,869     (30,447)
----------------------------------------------------------------------------
  NET CASH (USED IN) PROVIDED FROM
   FINANCING AND MISCELLANEOUS
   ACTIVITIES                              (341,227)   (83,759)      619,509
----------------------------------------------------------------------------
Net change in cash and short-term
  investments                              (640,127)    687,783  (2,174,379)
  CASH AND SHORT-TERM INVESTMENTS:
----------------------------------------------------------------------------
  BEGINNING OF YEAR                       $1,134,314 $  446,531 $  2,620,910
----------------------------------------------------------------------------
  END OF YEAR                             $  494,187 $1,134,314 $    446,531
----------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6   STATEMENTS OF CASHFLOW - for years ending December 31, 2013, 2012 and
    2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES
--------------------------------------------------------------------------------

A. BASIS OF ORGANIZATION AND PRESENTATION
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------
American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. (f/k/a Chartis U.S. Inc.), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. (AIG PC), a Delaware corporation. The Company's ultimate parent is
American International Group, Inc. (the Ultimate Parent or AIG). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (Casualty, Property, Specialty and Financial Liability) and consumer (Accident & Health and Personal) lines both domestically and abroad. In 2012, these operations were rebranded as AIG Property Casualty. During 2013, certain affiliated insurance entities including, Chartis Property Casualty Company, Chartis Specialty Insurance Company and Chartis Casualty Company were renamed as AIG Property Casualty Company, AIG Specialty Insurance Company and AIG Assurance Company, respectively.

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency network. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents and Third party administrators who place direct written premium representing more than 5.0 percent of surplus with the Company for the years ending December 31, 2013 and 2012.

The Company also has significant transactions with affiliates, as described in
Note 6. The Company is diversified in terms of classes of business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

-------------------------------------------------------------------------------
STATE                                              2013      2012       2011
-------------------------------------------------------------------------------
Florida                                          $ 49,869 $   36,719 $   26,356
New York                                           15,068     41,487     28,265
Foreign - Japan                                   785,232  1,022,151  1,063,247

As of December 31, 2013, 2012 and 2011 the Company is party to an inter-company pooling agreement (the Admitted Pooling Agreement), among the nine companies listed below, collectively named the National Union Admitted Lines Pool Companies (the Admitted Pool). The member companies, their National Association of Insurance Commissioners (NAIC) company codes, inter-company pooling percentages and states of domicile are as follows:

                                                                                          POOL
                                                                               NAIC   PARTICIPATION   STATE OF
COMPANY                                                                       CO CODE  PERCENTAGE     DOMICILE
----------------------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, Pa. (National Union) *    19445       38%      Pennsylvania
The Company                                                                    19380       36%        New York
Commerce and Industry Insurance Company (C&I)                                  19410       11%        New York
AIG Property Casualty Company (APCC) (fka Chartis Property Casualty Company)   19402        5%      Pennsylvania
New Hampshire Insurance Company (New Hampshire)                                23841        5%      Pennsylvania
The Insurance Company of the State of Pennsylvania (ISOP)                      19429        5%      Pennsylvania
AIG Assurance Company (Assurance) (fka Chartis Casualty Company)               40258        0%      Pennsylvania
Granite State Insurance Company (Granite)                                      23809        0%      Pennsylvania
Illinois National Insurance Co. (Illinois National)                            23817        0%        Illinois
* Lead Company

Refer to Note 6 for additional information on the Admitted Pool. Additionally, see Note 13 for information regarding the termination of the Admitted Pool and the creation of a combined pool with additional affiliates, effective
January 1, 2014.

Effective January 1, 2012, Landmark Insurance Company (Landmark) was merged into National Union and Chartis Select Insurance Company (Chartis Select) was merged into Lexington. See Note 6D for further details.

--------------------------------------------------------------------------------
7 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The accompanying financial statements include the Company's U.S. operation, the operations of its Japan and Argentina branches, and its participation in the AIG International Overseas Association (the Association or AIOA), as described in Note 6. The business of American Home Japan and Argentina Branch is reported within the results of American Home and are not allocated to the remaining members of the Admitted Pool.

Basis of Presentation
--------------------------------------------------------------------------------
The accompanying financial statements of American Home have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (NY SAP). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------
NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (NY DFS) for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the New York State Department of Financial Services. The Superintendent of the New York State Department of Financial Services (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

NY SAP has adopted certain accounting practices that differ from those found in NAIC SAP, including, the prescribed practice of allowing the discounting of non-tabular workers' compensation known case loss reserves (under NAIC SAP, this is not permitted) and NY SAP Regulation 20 (Regulation 20) which allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

In 2012, the Company received a permitted practice to effect a quasi-reorganization. This change had no effect on net income or surplus. Refer to Note 10 for further information.

In 2013, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred to the Company by novation as negative paid losses rather than as premiums written and earned. This permitted practice was sought in relation to the withdrawal of a foreign affiliate from the Association, as more fully described in Note 6. The classification change has no effect on net income or surplus.

The use of the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2013, 2012 and 2011 reporting periods.

   A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

---------------------------------------------------------------------------------------------------
                                                                   2013        2012        2011
---------------------------------------------------------------------------------------------------
NET INCOME
 American Home state basis                                      $  702,990  $  285,505  $  494,576
 State Prescribed Practices that increase/(decrease) NAIC SAP:
   Change in non-tabular discounting                                31,634     (70,542)     60,114
 State Permitted Practices that increase/(decrease) NAIC SAP:
   None
---------------------------------------------------------------------------------------------------
   NAIC SAP                                                     $  734,624  $  214,963  $  554,690
---------------------------------------------------------------------------------------------------
SURPLUS
 American Home state basis                                      $5,091,687  $6,004,343  $5,667,303
 State Prescribed Practices that increase/(decrease) NAIC SAP:
   Non-tabular discounting                                        (423,418)   (455,052)   (384,510)
   Credits for reinsurance                                         (27,834)   (118,047)    (94,824)
 State Permitted Practices that increase/(decrease) NAIC SAP:
   None
---------------------------------------------------------------------------------------------------
 NAIC SAP                                                       $4,640,435  $5,431,244  $5,187,969
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------
The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that the Company believes are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

..   The reserve for Losses and Loss Adjustment Expenses (LAE) including estimates and recoverability of the related reinsurance assets;
..   Legal contingencies;
..   Other than temporary impairment losses on investments; and
..   Fair value of certain financial assets, impacting those investments measured at fair value in the statement of admitted assets and liabilities, as well as unrealized gains (losses) included in capital and surplus.
..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, it is reasonably possible that in the near term the actual experience will differ from the assumptions used and the Company's statutory financial condition, results of operations and cash flows could be materiality affected.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

D. Accounting Policy Differences
--------------------------------------------------------------------------------
NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (US GAAP). NAIC SAP and NY SAP vary in certain respects from US GAAP as set out below:

--------------------------------------------------------------------------------------------------------------------------
        TRANSACTIONS                        NAIC SAP TREATMENT                            US GAAP TREATMENT
--------------------------------------------------------------------------------------------------------------------------
POLICY ACQUISITION COSTS       Costs are immediately expensed and are        Costs directly related to the successful
Principally brokerage          included in Other Underwriting Expenses,      acquisition of new or renewal insurance
commissions and premium taxes  except for reinsurance ceding commissions     contracts are deferred and amortized over
arising from the issuance of   received in excess of the cost to acquire     the term of the related insurance coverage.
insurance contracts.           business which are recognized as a deferred
                               liability and amortized over the period of
                               the reinsurance agreement.
--------------------------------------------------------------------------------------------------------------------------
UNEARNED PREMIUMS, UNPAID      Presented net of reinsurance recoverable.     Presented gross of reinsurance with
LOSSES AND LOSS EXPENSE                                                      corresponding reinsurance recoverable assets
LIABILITIES                                                                  for prepaid reinsurance and reinsurance
                                                                             recoverable on unpaid losses, respectively.
--------------------------------------------------------------------------------------------------------------------------
RETROACTIVE REINSURANCE        Gains and losses are recognized in earnings   Gains are deferred and amortized over the
CONTRACTS                      and surplus is segregated to the extent       settlement period of the ceded claim
                               gains are recognized. Certain retroactive     recoveries. Losses are immediately
                               intercompany reinsurance contracts are        recognized in the Statements of Operations
                               accounted for as prospective reinsurance if   and Changes in Capital and Surplus.
                               there is no gain in surplus as a result of
                               the transaction
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BONDS HELD AS   Investment grade securities (rated by NAIC    All available for sale investments are
AVAILABLE FOR SALE             as class 1 or 2) are carried at amortized     carried at fair value with unrealized gains
                               cost. Non- investment grade securities (NAIC  and losses, net of applicable taxes,
                               rated 3 to 6) are carried at the lower of     reported in accumulated other comprehensive
                               amortized cost and fair value.                income within shareholder's equity.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN EQUITY          Carried at fair value with unrealized gains   Same treatment as available for sale
SECURITIES CLASSIFIED AS:      and losses reported, net of applicable        investments.
1) held for trading            taxes, in the Statement of Changes in
                               Capital and Surplus.
2) available for sale
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN LIMITED         Carried at the underlying US GAAP equity      If aggregate interests allow the holding
PARTNERSHIPS, HEDGE FUNDS AND  with results from the investment's            entity to exercise more than minor influence
PRIVATE EQUITY INTERESTS       operations recorded, net of applicable        (typically more than 3%), the investment is
                               taxes, as unrealized gains or losses          carried at equity value with changes in
                               directly in the Statements of Changes in      value recorded to net investment income.
                               Capital and Surplus.
                                                                             Where the aggregate interest allow the
                                                                             entity to exercise only minor influence
                                                                             (typically less than 3%), the investment is
                                                                             recorded at equity value with changes in
                                                                             value recorded, net of tax, as a component
                                                                             of accumulated other comprehensive income in
                                                                             shareholder's equity.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SUBSIDIARY,     Subsidiaries are not consolidated.            Consolidation is required when there is a
CONTROLLED AND AFFILIATED                                                    determination that the affiliated entity is
ENTITIES (SCAS)                The equity investment in SCAs are accounted   a variable interest entity (VIE) and the
                               for under the equity method and recorded as   holding entity is the primary beneficiary of
                               Common stock investments. Dividends are       the activities of the VIE.
                               recorded within Net Investment Income.
                                                                             Investments in SCAs with greater than 50
                                                                             percent ownership of voting rights are
                                                                             generally consolidated.

                                                                             Investments in SCAs where the company
                                                                             exercises significant influence (generally
                                                                             ownership of voting interests between 20
                                                                             percent and 50 percent) are recorded at
                                                                             equity value. The change in equity is
                                                                             included within operating income.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
        TRANSACTIONS                        NAIC SAP TREATMENT                            US GAAP TREATMENT
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED SETTLEMENTS         Structured settlement annuities where the     For structured settlements in which the
                               claimant is the payee are treated as          reporting entity has not been legally
                               completed transactions (thereby allowing for  released from its obligation with the
                               immediate gain recognition), regardless of    claimant (i.e. the reporting entity remains
                               whether the reporting entity is the owner of  the primary obligor), resulting gains are
                               the annuity.                                  deferred and amounts expected to be
                                                                             recovered from such annuities are recorded
                                                                             as assets.
--------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS        Statutory statement of cash flows presents    The statement of cash flows is limited to
                               changes in cash and short-term investments    the presentation of changes in cash and cash
                               and certain sources of cash are excluded      equivalents (short-term investments are
                               from operational cash flows. Certain          excluded). All non-cash items are eliminated
                               non-cash items are required to be included    from the presentation of cash flows.
                               in the statement of cash flows and disclosed
                               to the extent material.
--------------------------------------------------------------------------------------------------------------------------
DEFERRED FEDERAL INCOME TAX    Deferred income taxes are established for     The provision for deferred income taxes is
                               the temporary differences between tax and     recorded as a component of income tax
                               book assets and liabilities, subject to       expense, as a component of the Statement of
                               limitations on admissibility of tax assets.   Operations, except for changes associated
                               Changes in deferred income taxes are          with items that are included within other
                               recorded within capital and surplus and have  comprehensive income where such items are
                               no impact on the statement of operations.     recorded net of applicable income taxes.
--------------------------------------------------------------------------------------------------------------------------
STATUTORY ADJUSTMENTS          Certain asset balances are designated as      All assets and liabilities are included in
(applied to certain assets     non-admitted, and are excluded from the       the financial statements. Provisions for
including Goodwill, furniture  Statutory Statement of Assets and are         uncollectible receivables are established as
and equipment, deferred taxes  reflected as deductions from capital and      valuation allowances and are recognized as
in excess of limitations,      surplus.                                      expense within the Statement of Operations.
prepaid expenses, overdue
receivable balances and        A provision for reinsurance is established
unsecured reinsurance amounts) for unsecured reinsurance amounts recoverable from unauthorized and certain
                               authorized reinsurers with a corresponding
                               reduction to unassigned surplus.
--------------------------------------------------------------------------------------------------------------------------

The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

--------------------------------------------------------------------------------
E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------
Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a daily pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a daily pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned immediately along with the associated loss and LAE. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using the lowest estimate of percentage of completion of the contract under three separate prescribed calculations.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12 month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12 month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premium billed and outstanding for 90 days or more are non-admitted and deducted from unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated premium development and earned on a daily pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately fully earned. The Company records accrued retrospectively rated premiums as written premiums.

--------------------------------------------------------------------------------
  11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Gross Written Premium net of ceded written premium (Net written premiums) that were subject to retrospective rating features were as follows.

-------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                               2013     2012     2011
-------------------------------------------------------------------------------
  Net written premiums subject to retrospectively
   rated premiums                                    $114,240 $154,505 $350,717
  Percentage of total net written premiums               2.0%     3.0%     6.6%
-------------------------------------------------------------------------------

As of December 31, 2013 and 2012, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts amounted to $938,213 and $1,118,007, respectively, which will be billed for in future periods based primarily on the payment of loss and LAE. Ten percent of the amount of accrued retrospective premiums not offset by retrospective return premiums or other liabilities to the same party (other than loss and LAE reserves), or collateral have been non admitted.

-------------------------------------------------------------------------------
DECEMBER 31,                                                  2013      2012
-------------------------------------------------------------------------------
Total accrued retrospective premium                         $965,890 $1,156,079
Unsecured amount                                             211,983    251,036
Less: nonadmitted amount (10 percent)                         19,017     22,325
Less: nonadmitted for any person for whom agents'
      balances or uncollected premiums are nonadmitted         8,660     15,747
-------------------------------------------------------------------------------
Admitted amounts                                            $938,213 $1,118,007
-------------------------------------------------------------------------------

Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. The Company records the additional or return audit premium estimates as an adjustment to written premium, and earns these premiums immediately. When any accrued audit premium exceeds the amount of collateral held, a non-admitted asset of 10 percent of this excess amount is recorded.

For warranty insurance, the Company generally provides reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original warranty provided by the equipment manufacturer.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (or reserve credits). As of December 31, 2013 and 2012, the amount of reserve credit recorded for high deductibles on unpaid claims, and the amount billed and recoverable on paid claims and non-admitted balances were:

-------------------------------------------------------------------------------
                               HIGH DEDUCTIBLE RECOVERABLE ON PAID NON-ADMITTED
YEAR                           RESERVE CREDIT        CLAIMS          BALANCE
-------------------------------------------------------------------------------
2013                            $  4,270,652       $  114,716       $  24,686
2012                               4,156,910           81,137          23,559
-------------------------------------------------------------------------------

The Company establishes a non-admitted asset for 10 percent of paid losses recoverable, on high deductible policies in excess of collateral held on an individual insured basis, or for 100 percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

Deposit Accounting
--------------------------------------------------------------------------------
Direct insurance transactions whereby management of the Company determines there was insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

--------------------------------------------------------------------------------
  12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Assumed and ceded reinsurance contracts which, based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. The deposit asset is reported as admitted if (i) the assuming company is licensed, accredited or qualified by the NY DFS, or
(ii) the collateral (i.e. funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other Income in the Statement of Operations.

Premium Deficiency
--------------------------------------------------------------------------------
The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related investment income are collectively not sufficient to cover the expected ultimate loss projection. Refer to Note 2A for additional information. As of December 31, 2013, 2012 and 2011 the Company did not recognize any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------
Transactions involving the transfer of loss and LAE reserves which occurred prior to the effective date of the transfer are recorded as retroactive reinsurance reserves and reported separately from Reserves for loss and loss adjustment expenses in the Statement of Liabilities, Capital and Surplus. Initial Gains or Losses are recorded in Other Income in the Statement of Operations with surplus gains recorded as Special surplus funds from retroactive reinsurance which is a component Capital and surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from retroactive reinsurance are amortized into Unassigned surplus at when actual retroactive reinsurance recovered exceeds the consideration paid.

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------
Commissions, premium taxes, and certain underwriting expenses are charged as incurred and are included in Other Underwriting Expenses Incurred. The Company records a ceding commission liability equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. The liability is amortized over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------
The Company periodically reviews the recoverability of certain assets including insurance receivables and reduces amounts where management deems balances to be uncollectible. The company reviews certain factors in assessing the recoverability of these balances including: the age of the related amounts due or nature of the unpaid balance; historical recovery rates and any significant decline change to the credit standing of the counterparty.

Certain required statutory basis assets and ceded reserves, primarily the provision for reinsurance, are deducted from surplus and reflected as a liability in the provision for reinsurance of the Company.

In calculating the provision for reinsurance as of December 31, 2013 and 2012, management utilized collateral including letters of credit provided by its Ultimate Parent of $442,231 and $274,558, respectively. The use of this collateral was approved by the NY DFS.

The Company's provision for reinsurance has been reduced by $181,683 and $88,190 as of December 31, 2013 and 2012, to reflect the transfer to an authorized reinsurer of the collection risk on certain of the Company's asbestos related third party reinsurance recoverables.

Loss and Loss Adjustment Expenses
--------------------------------------------------------------------------------
The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, new established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy based upon the terms of the underlying reinsurance

--------------------------------------------------------------------------------
  13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses for environmental exposures, including toxic waste and asbestos-related illnesses.

Certain reserves are discounted using payout patterns and interest rates which the Company has determined are consistent with the expected payout pattern; see
Note 5 for further details.

Structured Settlements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Generally, structured settlements involve the purchase of an annuity by the Company to fund future claim obligations. In the event the life insurers providing the annuity on certain structured settlements are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2013, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions and the Company has not reduced its loss reserves for any annuities purchased where it is the owner and the payee. Management believes that based on the financial strength of the life insurers involved in these structured settlements (mostly affiliates) the likelihood of the Company becoming liable, and therefore incurring an incremental loss is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies are as follows:

---------------------------------------------------------------
 LOSS RESERVES ELIMINATED BY
          ANNUITIES               UNRECORDED LOSS CONTINGENCIES
---------------------------------------------------------------
$                   1,347,110     $                   1,347,110

As of December 31, 2013, the Company had the following amounts of annuities in excess of 1 percent of its policyholders' surplus with the following life insurers:

--------------------------------------------------------------------------------------------------------------
                                                                                   LICENSED IN
LIFE INSURANCE COMPANY AND LOCATION                              STATE OF DOMICILE  NEW YORK   STATEMENT VALUE
--------------------------------------------------------------------------------------------------------------
American General Life Insurance Company                               Texas             No        $106,429
American General Life Insurance Company of Delaware                  Delaware           No         304,596
The United State Life Insurance Company in the City of New York      New York          Yes         875,686

Fair Value of Financial Instruments
--------------------------------------------------------------------------------
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company uses valuation techniques in measuring fair values which are based on the maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is required to be used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace used to measure the fair values discussed below:

..  Level 1: Fair value measurements that are based upon quoted prices
   (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

--------------------------------------------------------------------------------
  14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:
..   The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office (NAIC IAO).
..   The fair value of derivatives are valued using quoted prices in active markets and other market evidence whenever possible, including market-based updates to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.
..   The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------
Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------
Bonds with an NAIC designation (as obtained from the NAIC Capital Markets and Investment Analysis Office, NAIC IAO) of 1 or 2 are carried at amortized cost. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or fair value. Premiums and discounts arising from the purchase of bonds are treated as yield adjustments over their estimated holding periods and are amortized using the a constant yield until maturity, or call date, if applicable.

Additionally, Loan Backed and Structured Securities that are unrated and non-modeled, for which the Company has not filed with the NAIC IAO within one year of purchase receive a "6*" rating and are carried at zero value, with a charge to unrealized investment loss.

Loan-backed and structured securities are more likely to be prepaid than other fixed maturity securities. Prepayment assumptions for single-class and multi-class mortgage-backed and asset-backed securities are obtained from an outside vendor or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting investment grade securities, while both non-investment grade securities and securities for which the collection of all contractual cash flows is not probable are accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------
Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level.

--------------------------------------------------------------------------------
  15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Preferred Stocks
--------------------------------------------------------------------------------
Perpetual preferred stocks with an NAIC rating of P1 or P2, having characteristics of equity securities, are carried at fair value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2, which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an, NAIC rating of 3 through 6, are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------
Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as Unrealized gains or (losses), or as realized losses in the event a decline in value is determined to be other than temporary.

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------
Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any defined non-admitted amounts). The Company's share of undistributed earnings and losses of affiliates are reported in Unassigned funds (surplus) as Unrealized gains or (losses).

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------
Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as Unrealized gains or (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value are recorded as Net Investment Income.

Derivatives
--------------------------------------------------------------------------------
Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.

Net investment income and gain/loss
--------------------------------------------------------------------------------
Investment income is recorded as earned and includes interest, dividends, and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due that do not have a valuation allowance are non-admitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment (OTTI)
--------------------------------------------------------------------------------
If a bond is determined to have an OTTI in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

Where there is the ability and intent to hold the security, an assessment of OTTI is performed. In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

..   The Company may not realize a full recovery on their investment;
..   Fundamental credit risk of the issuer exist; and/or
..   Other qualitative/quantitative factors indicating an OTTI has occurred exist.

--------------------------------------------------------------------------------
  16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

Common and preferred stock investments whose fair value is less than their carrying value for a period greater than twelve months are considered impaired. For securities that Management intends to hold, the security must be analyzed. Factors include.

..   If management intends to sell a security that is a candidate for OTTI then an OTTI loss is considered to have occurred.
..   Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or
..   The occurrence of a discrete credit event resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
..   There are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value for a period greater than twelve months with a significant unrealized loss are considered a candidate for OTTI. OTTI factors that are periodically considered include:
..   An order of liquidation or other fundamental credit issues with the partnership exists;
..   Reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;
..   There is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or
..   Other qualitative/quantitative factors indicating an OTTI exist.

Equities in Pools & Associations
--------------------------------------------------------------------------------
The Company accounts for its participation in the Association (See Note 6) by recording it's participation in
..   net premium participation as direct premium,
..   the underwriting and net investment income results in the Statements of
    Operations and Changes in Capital and Surplus,
..   insurance and reinsurance balances in the Statements of Admitted Assets and
    Liabilities, Capital and Surplus; and
..   all other non-insurance assets and liabilities recorded as Equities in
    Underwriting Pools and Associations in the Statements of Admitted Assets and Liabilities, Capital and Surplus.

Foreign Currency Transactions
--------------------------------------------------------------------------------
Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Foreign currency assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the balance sheet date with the related translation adjustments recorded as unrealized gains or losses within Unassigned Fund (Surplus) in the Statements of Capital and Surplus.
Gains or losses due to translating foreign operations to U.S. dollars are recorded as unrealized gains or losses. All other realized gains and losses resulting from foreign currency transactions are included in Other Income in the Statement of Operations.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------
The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred the following employee related costs during 2013, 2012, and 2011:

-------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                                  2013    2012    2011
-------------------------------------------------------------------------------
Defined benefit plans                                    $14,572 $ 9,915 $5,386
Defined contribution plans                                 7,066   7,246  4,002
Postretirement medical and life insurance plans              788     652    448
-------------------------------------------------------------------------------
TOTAL                                                    $22,426 $17,813 $9,836
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Depreciation
--------------------------------------------------------------------------------
Certain assets, principally electronic data processing (EDP) equipment, software and leasehold improvements are designated as non-admitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. The Company has not modified its capitalization policy from the prior year.

Income Taxes
--------------------------------------------------------------------------------
The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 9.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the Tax Sharing Agreement) with AIG, effective January 1, 2012 and approved by the Company's Board of Directors. This agreement provides that the Company shall reflect in its financial statements the tax liability that would have been paid by the Company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis to the Company, except that:

..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..   The impact of Deferred Intercompany Transactions, defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its Separate Return Tax Liability in the subsequent tax year when the Deferred Tax Liability or Deferred Tax Asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the tax sharing agreement, tax liabilities related to uncertain tax positions and tax authority audit adjustments shall remain with the Company with which the tax liabilities are currently recorded. Furthermore, when such tax liabilities are realized, the responsibility for any additional tax liability or rights to any refunds due remain with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability.

Deferred Taxes
--------------------------------------------------------------------------------
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.
Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:
..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
..   the sustainability of recent operating profitability of our subsidiaries;
..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;
..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,
..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

--------------------------------------------------------------------------------
  18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The adjusted deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. Changes in Accounting Principles
--------------------------------------------------------------------------------
2013 Changes
--------------------------------------------------------------------------------
In 2013, the Company adopted the following change in the Statements of Statutory Accounting Principles (SSAP):

Transfers and Servicing of Financial Assets: In March 2012, the NAIC issued SSAP No. 103 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This adopted guidance supersedes SSAP No. 91R Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and conforms to the US GAAP guidance on accounting for transfers of financial assets. The adoption of this SSAP, which was effective January 1, 2013, did not have any impact on the Company's financial statements.

2012 Changes
--------------------------------------------------------------------------------
In 2012, the Company adopted the following changes in accounting principles:

Income Taxes: In November, 2011, SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, was adopted by the NAIC. SSAP No. 101 contains changes to accounting for current and deferred federal and foreign income taxes, effective on January 1, 2012. This guidance provides that the deferred tax asset admissibility guidance is no longer elective, and the reversal and surplus limitation parameters in the admissibility tests are determined based on the risk-based capital level. It also requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. Finally, the guidance sets a more likely than not threshold for the recording of contingent tax liabilities. There was no cumulative effect as a result of enacting this pronouncement.

Premium Deficiency Calculation: Starting in 2012, the Company elected to include anticipated investment income in its determination of whether a premium deficiency exists for short-duration insurance contracts. The Company believes the inclusion of anticipated investment income in the recoverability analysis is a preferable accounting policy because it recognizes the timing difference between when premiums are collected and in turn invested and when losses and related expenses are paid. This is considered a change in accounting principle that required retroactive application to all periods presented. There were no changes to the historical financial statements due to this change in accounting principle.

B. Adjustments to Surplus
--------------------------------------------------------------------------------
During 2013, 2012, and 2011 the Company identified corrections that resulted in after-tax statutory adjustments of ($94,261) and ($29,278), and $26,048 respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (SSAP 3), the corrections of errors have been reported in the 2013, 2012 and 2011 Annual Statements as adjustments to Unassigned funds (surplus). The impact of these corrections on Net Income as of January 1, 2013 was $40,655. The impact upon surplus, assets and liabilities as of January 1, 2013, 2012, and 2011 is as follows:

-------------------------------------------------------------------------------
                                POLICYHOLDERS' TOTAL ADMITTED
2013 ADJUSTMENTS                   SURPLUS         ASSETS     TOTAL LIABILITIES
-------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012     $ 6,004,343    $23,974,474      $17,970,131
ADJUSTMENTS TO BEGINNING
  CAPITAL AND SURPLUS:
   ASSET CORRECTIONS               (237,503)      (237,503)                -
   LIABILITY CORRECTIONS             154,162              -        (154,162)
   INCOME TAX CORRECTIONS           (10,920)       (10,920)                -
-------------------------------------------------------------------------------
TOTAL ADJUSTMENTS TO BEGINNING
  CAPITAL AND SURPLUS               (94,261)      (248,423)        (154,162)
-------------------------------------------------------------------------------
BALANCE AT JANUARY 1,2013 , AS
  ADJUSTED                       $ 5,910,082    $23,726,051      $17,815,969
-------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total assets is primarily the result of a) non admitting investment assets; b) a reduction in deductible recoverables relating to high deductible policies; c) a decrease in other assets; and d) reductions in premium and reinsurance assets partially offset by e) an increase in assets identified as deposits.

--------------------------------------------------------------------------------
  19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in reinsurance payables; b) adjustments to tax, license, and fee reserves; c) an increase in excess ceding commission accruals;
d) corrections to deposit accounting liabilities; and e) an increase in loss reserves relating to an asset correction noted in b) above.

Income tax corrections - The decrease in taxes is primarily the result of a) correction to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

 ------------------------------------------------------------------------------
                                      POLICYHOLDERS' TOTAL ADMITTED    TOTAL
 2012 ADJUSTMENTS                        SURPLUS         ASSETS     LIABILITIES
 ------------------------------------------------------------------------------
 Balance at December 31, 2011           $5,667,303    $23,901,312   $18,234,009
 Adjustments to beginning Capital
   and Surplus:
   Asset corrections (includes
    $5,068 of deemed capital
    contribution)                            4,232          4,232             -
   Liability corrections                  (26,436)              -        26,436
   Income tax corrections                  (7,074)        (7,074)             -
 ------------------------------------------------------------------------------
 Total adjustments to beginning
   Capital and Surplus                    (29,278)        (2,842)        26,436
 ------------------------------------------------------------------------------
 Balance at January 1, 2012, as
   adjusted                             $5,638,025    $23,898,470   $18,260,445
 ------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The net amount relates to corrections for the following items: a) deemed dividend resulting from the forgiveness of a loan to an affiliate, b) reconciling items relating to other assets and deposit programs partially offset by c) overstated allowance accounts; d) reduction of accrued recoverables related to self insured retention programs.

Liability corrections - The increase in total liabilities is primarily the result of corrections for: a) IBNR statutory to GAAP differences; b) unearned premium and outstanding loss reserves resulting from reserve validations; partially offset by c) taxes, licenses and fees reserve for residual market plans and, d) deposit program liabilities.

Income tax corrections- The decrease in taxes is primarily the result of corrections for: a) current and deferred tax assets and liabilities; and b) the tax effect of the corresponding change in asset and liability corrections.

 ------------------------------------------------------------------------------
                                      POLICYHOLDERS' TOTAL ADMITTED    TOTAL
 2011 ADJUSTMENTS                        SURPLUS         ASSETS     LIABILITIES
 ------------------------------------------------------------------------------
 Balance at December 31, 2010           $6,673,099    $26,416,595   $19,743,496
 Adjustments to beginning Capital
   and Surplus:
   Asset corrections (includes $897
    of deemed capital contribution)         47,679         47,679             -
   Liability corrections                  (23,911)              -        23,911
   Income tax corrections                    2,280          2,280             -
 ------------------------------------------------------------------------------
 Total adjustments to beginning
   Capital and Surplus                      26,048         49,959        23,911
 ------------------------------------------------------------------------------
 Balance at January 1, 2011, as
   adjusted                             $6,699,147    $26,466,554   $19,767,407
 ------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of corrections for: (a) equities and deposits in pools and associations b) intangible asset; and c) miscellaneous reserves; partially offset by d) a miscellaneous non-admitted asset; e) non-admitted assets related to retrospective premium and high deductible recoverables and f) other miscellaneous adjustments.

Liability corrections - The increase in total liabilities is primarily the result of: (a) an increase in IBNR as a result of the reversal of asbestos reserves related to coverage in place agreements; and b) paid losses and loss reserves; as partially offset by: c) reserve adjustments; and, d) other miscellaneous adjustments.

Income tax corrections - The decrease in taxes is primarily the result of:
(a) adjustments to the current tax assets and tax liabilities, and (b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
  20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. INVESTMENTS
--------------------------------------------------------------------------------

A. Bond (excluding Loan-backed and Structured Security) Investments
--------------------------------------------------------------------------------
The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2013 and 2012 are outlined in the table below:

-------------------------------------------------------------------------------
DECEMBER 31, 2013                               GROSS      GROSS
                                   CARRYING   UNREALIZED UNREALIZED    FAIR
                                    VALUE       GAINS      LOSSES      VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENTS                  $   458,904 $   13,227  $  6,956  $   465,174
ALL OTHER GOVERNMENTS                 421,888     13,773       286      435,375
STATES, TERRITORIES AND
  POSSESSIONS                       1,360,768     69,716     6,325    1,424,159
POLITICAL SUBDIVISIONS OF
  STATES, TERRITORIES AND
  POSSESSIONS                       1,808,897     80,496     5,332    1,884,061
SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS AND ALL
  NON- GUARANTEED OBLIGATIONS OF
  AGENCIES AND AUTHORITIES AND
  THEIR POLITICAL SUBDIVISIONS      4,706,143    161,925    55,943    4,812,125
INDUSTRIAL AND MISCELLANEOUS        8,023,757    496,437    44,325    8,475,869
-------------------------------------------------------------------------------
TOTAL                             $16,780,357 $  835,574  $119,167  $17,496,763
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DECEMBER 31, 2012                               GROSS      GROSS
                                   CARRYING   UNREALIZED UNREALIZED    FAIR
                                    VALUE       GAINS      LOSSES      VALUE
-------------------------------------------------------------------------------

U.S. governments                  $   543,363 $   38,425  $     97  $   581,691
All other governments                 724,664     43,067       254      767,477
States, territories and
  possessions                       1,578,734    142,999         -    1,721,733
Political subdivisions of
  states, territories and
  possessions                       2,037,287    169,859         -    2,207,146
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities and
  their political subdivisions      4,811,431    382,236     3,057    5,190,610
Industrial and miscellaneous        7,315,742    554,748    13,792    7,856,698
-------------------------------------------------------------------------------
TOTAL                             $17,011,221 $1,331,334  $ 17,200  $18,325,355
-------------------------------------------------------------------------------

The carrying values and fair values of bonds at December 31, 2013, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties:

-------------------------------------------------------------------------------
DECEMBER 31, 2013                                        CARRYING
                                                          VALUE     FAIR VALUE
-------------------------------------------------------------------------------
Due in one year or less                                 $   706,009 $   714,675
Due after one year through five years                     2,350,671   2,442,213
Due after five years through ten years                    4,369,091   4,527,944
Due after ten years                                       3,930,836   4,019,715
Structured securities                                     5,423,750   5,792,216
-------------------------------------------------------------------------------
Total                                                   $16,780,357 $17,496,763
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2013 were:

-------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
CATEGORY                                          LENDING RATE % LENDING RATE %
-------------------------------------------------------------------------------
Retail                                                 4.0%           4.8%
Office                                                 4.3%           4.8%
Industrial                                             4.1%           4.7%
Multi-Family                                           4.5%           4.8%
Hotel/Motel                                            5.0%           5.3%
Other Commercial                                       4.6%           5.8%
-------------------------------------------------------------------------------

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was
75.05 percent. All of the Mortgage Loans were in good standing as of December 31, 2013. The Company did not have any advanced amounts for taxes or assessments. The following table details an age analysis of Mortgage Loans as of December 31, 2013 and 2012:

-------------------------------------------------------------------------------
                            RESIDENTIAL            COMMERCIAL
                         ----------------------------------------------
                    FARM INSURED ALL OTHER INSURED ALL OTHER MEZZANINE  TOTAL
-------------------------------------------------------------------------------
CURRENT YEAR
RECORDED INVESTMENT
CURRENT             $  -  $  -     $  -     $  -   $536,056    $  -    $536,056

PRIOR YEAR
Recorded Investment
Current             $  -  $  -     $  -     $  -   $ 60,167    $  -    $ 60,167
-------------------------------------------------------------------------------

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------
The Company did not record any intent based impairment during 2013 for loan-backed and structured securities.

As of December 31, 2013, the Company held the following loan-backed and structured securities for which it had recognized credit-related OTTI based on the present value of projected cash flows expected to be collected being less than the amortized cost of the securities.

--------------------------------------------------------------------------------------------
          BOOK/ADJUSTED                                                            DATE OF
          CARRYING VALUE                                                          FINANCIAL
          AMORTIZED COST PRESENT VALUE OF                                         STATEMENT
          BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST FAIR VALUE AT   WHERE
  CUSIP    PERIOD OTTI        FLOWS          OTTI      AFTER OTTI   TIME OF OTTI  REPORTED
--------------------------------------------------------------------------------------------
55312VAL2    $50,105         $50,090         $ 15       $50,090        $48,924    03/31/2013
43739EAP2      8,083           8,043           40         8,043          8,078    03/31/2013
855541AC2     10,935          10,901           34        10,901         10,448    06/30/2013
92977YBQ3     10,142          10,083           59        10,083         10,008    06/30/2013
45660LDE6     34,747          34,297          449        34,297         34,410    06/30/2013
93936AAA9     18,728          18,462          266        18,462         17,821    06/30/2013
78473WAE3     16,990          16,943           47        16,943         16,300    06/30/2013
--------------------------------------------------------------------------------------------

   Total     $   XXX         $   XXX         $910       $   XXX        $   XXX
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the fair value and unrealized losses relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position.

    The aggregate amount of unrealized
    losses:
                                                Less than 12 Months  $   46,219
                                                12 Months or longer  $    2,847
    The aggregate related fair value of
    securities with unrealized losses:
                                                Less than 12 Months  $1,251,149
                                                12 Months or longer  $  279,980

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

D. Unrealized losses
--------------------------------------------------------------------------------
The fair value of the Company's bonds and stocks that had gross unrealized losses as of December 31, 2013 and 2012 are set forth in the table below:

----------------------------------------------------------------------------------------------------
DECEMBER 31, 2013                     LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                     ---------------------------------------------------------------
                                       FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
     DESCRIPTION OF SECURITIES         VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS                     $  166,481  $  4,910  $  4,513  $   511   $  170,994  $  5,422
ALL OTHER GOVERNMENTS                    54,133     5,929         -        -       54,133     5,929
STATES, TERRITORIES AND POSSESSIONS     184,341     6,325         -        -      184,341     6,325
POLITICAL SUBDIVISIONS OF STATES,             -         -         -        -            -         -
TERRITORIES AND POSSESSIONS             160,011     5,332         -        -      160,011     5,332
SPECIAL REVENUE                       1,182,735    48,499    46,375    7,444    1,229,110    55,943
INDUSTRIAL AND MISCELLANEOUS          1,606,368    53,144   279,823    4,201    1,886,190    57,345
----------------------------------------------------------------------------------------------------
TOTAL BONDS                           3,354,069   124,139   330,711   12,156    3,684,779   136,296
----------------------------------------------------------------------------------------------------

AFFILIATED                                    -         -    21,480    5,115       21,480     5,115
NON-AFFILIATED                           27,570     2,893         -        -       27,570     2,893
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      27,570     2,893    21,480    5,115       49,050     8,008
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS                              -         -         -        -            -         -
----------------------------------------------------------------------------------------------------
TOTAL STOCKS                             27,570     2,893    21,480    5,115       49,050     8,008
----------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS               $3,381,639  $127,032  $352,191  $17,271   $3,733,829  $144,304
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                     LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                     ---------------------------------------------------------------
                                       FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
    DESCRI\PTION OF SECURITIES         VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
----------------------------------------------------------------------------------------------------
U.S. governments                     $   12,507  $     97  $      -  $     -   $   12,507  $     97
All other governments                    24,027       223    16,325       31       40,352       254
States, territories and possessions           -         -         -        -            -         -
Political subdivisions of states,             -         -         -        -            -         -
   territories and possessions                -         -         -        -            -         -
Special revenue                          28,756        32    24,748    3,025       53,504     3,057
Industrial and miscellaneous            418,427     7,600   273,226    6,192      691,653    13,792
----------------------------------------------------------------------------------------------------
TOTAL BONDS                             483,717     7,952   314,299    9,248      798,016    17,200
----------------------------------------------------------------------------------------------------

Affiliated                                  330        79    20,814    5,373       21,144     5,452
Non-affiliated                                3       270         -        -            3       270
----------------------------------------------------------------------------------------------------
Total common stocks                         333       349    20,814    5,373       21,147     5,722
----------------------------------------------------------------------------------------------------
Preferred stocks                              -         -         -        -            -         -
----------------------------------------------------------------------------------------------------
TOTAL STOCKS                                333       349    20,814    5,373       21,147     5,722
----------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS               $  484,050  $  8,301  $335,113  $14,621   $  819,163  $ 22,922
----------------------------------------------------------------------------------------------------

The Company did not recognize the unrealized losses in the Statement of Operations on these securities at December 31, 2013, because the Company neither intends to sell nor expect to be required to sell these securities before recovery of the amortized cost. For fixed maturity securities with significant declines in value, the Company performed fundamental credit analysis on a security-by security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review for relevant industry reports and forecasts and other available data.

--------------------------------------------------------------------------------
  23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Realized Gains/(Losses)
--------------------------------------------------------------------------------
Proceeds from sales and associated gross realized capital gains (losses) for each of the years ended December 31 2013, 2012 and 2011 were as follows:

------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31          2013                  2012                  2011
------------------------------------------------------------------------------------------
                                      EQUITY                EQUITY                EQUITY
                           BONDS    SECURITIES   BONDS    SECURITIES   BONDS    SECURITIES
------------------------------------------------------------------------------------------
Proceeds from sale       $1,834,014   $3,272   $3,047,963   $2,830   $3,979,210  $104,040
Gross realized gains         56,537       50      133,853       21      168,725    14,425
Gross realized losses       (6,960)     (61)      (6,685)     (86)      (9,904)     (363)

C. Derivative Financial Instruments
--------------------------------------------------------------------------------
The Company's currency derivative financial instruments were entered into to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily
JPY).

Market Risk
The Company holds currency derivatives which include currency swaps and currency forwards and will periodically make payments in one currency in exchange for a receipt of a payment in a different currency. The Company is therefore exposed under this type of contract to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in exchange rates.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements
The Company is subject to collateral requirements on some of the Company's currency derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or the Company is required to make a payment equal in the amount of foreign currency physically received on certain foreign denominated investment.

The currency derivatives do not qualify for hedge accounting. As a result, the Company's currency contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or unrealized losses in the Statement of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Realized capital gains/losses.

--------------------------------------------------------------------------------
  24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company did not apply hedge accounting to any of its derivatives. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the company for the years ended December 31, 2013 and 2012.

                                     DECEMBER 31, 2013      YEAR ENDED DECEMBER 31, 2013
                                 ------------------------  -----------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR       REALIZED     CAPITAL GAINS/
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE   GAINS/ (LOSSES)    (LOSSES)
-----------------------------------------------------------------------------------------
SWAPS                               $655,560     $(17,416)    $ (7,575)       $(17,416)
FUTURES                               83,105       (2,937)      (4,812)         (2,937)
-----------------------------------------------------------------------------------------
TOTAL                               $738,665     $(20,353)    $(12,387)       $(20,353)
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                     DECEMBER 31, 2012      YEAR ENDED DECEMBER 31, 2012
                                 ------------------------  -----------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR       REALIZED     CAPITAL GAINS/
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE   GAINS/ (LOSSES)    (LOSSES)
-----------------------------------------------------------------------------------------
Swaps                               $380,232     $  1,038     $    270        $  1,038
-----------------------------------------------------------------------------------------
Total                               $380,232     $  1,038     $    270        $  1,038
-----------------------------------------------------------------------------------------

The company had no derivatives that changed their hedging status or that were accounted for as cash flow hedges.

D. Other invested assets
--------------------------------------------------------------------------------
Fair values are based on the net asset value of the respective entity's financial statements. The Company had no investments in Joint Ventures, Partnerships and Limited Liability Companies representing greater than 10 percent of Admitted Assets.

For other invested assets that are in a continuous loss position for more than twelve months the cost basis is written down to fair value, with the corresponding charge to Net Realized Capital Gains/(Losses) as a realized loss.

During 2013, 2012 and 2011, the Company recorded the following impairments on investments in joint ventures and partnerships due to OTTI in fair value:

 ------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31,                                  2013    2012   2011
 ------------------------------------------------------------------------------
 GA-GTCO US AIV, L.P.                                    $10,704 $   -- $    --
 Prides Capital Fund I LP                                  3,904     --      --
 Steel Partners Holdings L.P.                                 --  4,569      --
 General Atlantic Mauritius Limited                           --  2,276      --
 Hunter Global Investors LP                                   --  1,578      --
 General Atlantic Partners 82, L.P.                           --     --   4,427
 General Atlantic Partners 80, L.P.                           --     --   4,306
 TH Lee Putnam Ventures, L.P.                                 --     --   4,079
 Sprout IX LP                                                 --     --   1,988
 Advanced Technology Ventures VI, L.P.                        --     --   1,894
 Items less than $1.0 million                              1,919     --     750
 ------------------------------------------------------------------------------
 Total                                                   $16,527 $8,423 $17,444
 ------------------------------------------------------------------------------

E. Investment Income
--------------------------------------------------------------------------------

The Company had no accrued investment income receivable excluded from surplus as a result of being over 90 days past due. Investment expenses of $23,870, $29,000 and $27,606 were included in Net Investment Income for the years ended December 31, 2013, 2012 and 2011.

F. Securities Lending
--------------------------------------------------------------------------------
During 2012, the Company loaned high grade municipal bonds to counterparties, primarily commercial banks and brokerage firms, who received the tax-exempt income from the bonds. No foreign securities were loaned. In return, the counterparties were required to pay the Company an income stream equal to the bond coupon of the loaned securities, plus a fee. To secure their borrowing of the securities, counterparties were required to post

--------------------------------------------------------------------------------
  25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

liquid collateral (such as high quality fixed maturity securities and cash) equal to at least 102 percent of the fair value of the loaned securities to third-party custodians for the Company's benefit in the event of default by the counterparties. The collateral is maintained in a third-party custody account and is adjusted daily based on fair value measurements from a third-party pricing source. The Company was not permitted to sell, repledge or otherwise control the collateral unless an event of default occurs by the counterparties.

At the termination of these transactions, the Company and its counterparties were obligated to return the collateral maintained in the third-party custody account and the identical municipal bonds loaned, respectively. Accordingly, the securities lending collateral is not reported on the Company's balance sheet. The Company has not pledged any of its assets as collateral. Consequently, the collateral is considered "off balance sheet". The aggregate amount of collateral received as of December 31, 2012, inclusive of accrued interest, is $1,238,770. The aggregate fair value of securities on loan is $1,192,342 as of December 31, 2012. There were no securities on loan or collateral received as of December 31, 2013.

G. Financial Instruments with Credit Risk
--------------------------------------------------------------------------------
The Company is exposed to credit risk relating to its investments both from potential issuer, geographic or activity concentrations. These risks are managed strategically using asset allocation methodologies that select primarily high quality investments and asset diversification.

In addition, AIG company-wide credit risks are monitored by AIG's Financial Risk Group (FRG) who attempt to avoid unwanted or excessive risk accumulations, whether funded or unfunded. To minimize the level of credit risk, the Company may require third party guarantees, reinsurance or collateral, such as letters of credit and trust collateral accounts. The Company monitors the aggregate credit exposure.

The Company's largest exposures by investment category to a single issuer/borrower/investment, excluding the U.S. government, U.S. government agency securities and those U.S. government money market funds as of December 31, 2013 are as follows:

-------------------------------------------------------------------------------
                                                            PERCENTAGE OF TOTAL
INVESTMENT CATEGORY       DESCRIPTION OF EXPOSURE   AMOUNT  ADMITTED ASSETS
-------------------------------------------------------------------------------
FNMA                      Bonds & Notes            $313,897         1.3%
Operating Pool            Short-term                304,359         1.3%
FHLMC                     Bonds & Notes             267,265         1.1%
NEW YORK NY               Bonds & Notes             236,740         1.0%

The amounts and percentages of the Company's total admitted assets held in bonds by NAIC rating as of December 31, 2013 are:

 -----------------------------------------------------------------------------
                                                           PERCENTAGE OF TOTAL
 BONDS                                           AMOUNT    ADMITTED ASSETS
 -----------------------------------------------------------------------------
 NAIC-1                                        $14,601,321        61.7%
 NAIC-2                                          1,425,399         6.0%
 NAIC-3                                            342,145         1.4%
 NAIC-4                                            446,587         1.9%
 NAIC-5                                            248,183         1.0%
 NAIC-6                                             25,590         0.1%
 -----------------------------------------------------------------------------
 Total                                          17,089,225          72%
 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
  26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the Company's two largest foreign investment exposures by country categorized by each of the country's NAIC sovereign ratings as of December 31, 2013.

-----------------------------------------------------------------------------
                                                                     NAIC - 3
COUNTRIES                                         NAIC - 1  NAIC - 2 OR BELOW
-----------------------------------------------------------------------------
United Kingdom                                   $  736,344 $      - $     -
Japan                                               585,522        -       -
Ireland                                                   -   75,968       -
Spain                                                     -   15,052       -
Argentina                                                 -        -  69,487
Greece                                                    -        -   2,347
Other                                             1,054,681    9,549   1,260
-----------------------------------------------------------------------------
AGGREGATE EXPOSURE                               $2,376,547 $100,569 $73,094
-----------------------------------------------------------------------------

The Company's unhedged foreign currency exposures, categorized by the country's NAIC sovereign rating as of December 31, 2013 are:

-------------------------------------------------------------------------------
                                                                      NAIC - 3
COUNTRIES                                        NAIC - 1:  NAIC - 2: OR BELOW:
-------------------------------------------------------------------------------
Japan                                            $  585,522  $     -   $     -
United Kingdom                                      403,877        -         -
Ireland                                                   -   54,396         -
Argentina                                                 -        -    18,140
Other                                               165,761        -         -
-------------------------------------------------------------------------------
AGGREGATE EXPOSURE                               $1,155,160  $54,396   $18,140
-------------------------------------------------------------------------------

The following table shows the three largest non-affiliated privately placed equities held by the Company as of December 31, 2013:

-------------------------------------------------------------------------------
                                                            PERCENTAGE OF TOTAL
INVESTMENT CATEGORY                                AMOUNT     ADMITTED ASSETS
-------------------------------------------------------------------------------
Blackstone Real Estate Partners (BREP) VI, L.P.     127,355        0.5%
Glenview Capital Partners, L.P.                      63,996        0.3%
General Atlantic Partners (Bermuda) II, L.P.         60,405        0.3%
-------------------------------------------------------------------------------
Aggregate Exposure                               $2,004,449        8.5%
-------------------------------------------------------------------------------

H. Restricted Assets
--------------------------------------------------------------------------------
The Company had securities with a carrying value of $1,155,475 and $1,331,114 deposited with regulatory authorities as required by law as of December 31, 2013 and 2012.

--------------------------------------------------------------------------------
  27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2013 and 2012:

-------------------------------------------------------------------------------
DECEMBER 31, 2013
                                        (LEVEL 1) (LEVEL 2) (LEVEL 3)   TOTAL
-------------------------------------------------------------------------------

BONDS                                    $     -  $ 286,787 $ 24,684  $ 311,471
COMMON STOCKS                             36,576          -        -     36,576
DERIVATIVE ASSET                               -          -      428        428
DERIVATIVE LIABILITIES                         -   (16,279)  (4,502)   (20,781)
MUTUAL FUNDS                              31,747          -        -     31,747
-------------------------------------------------------------------------------
TOTAL                                    $68,323  $ 270,508 $ 20,610  $ 359,441
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DECEMBER 31, 2012
                                        (LEVEL 1) (LEVEL 2) (LEVEL 3)   TOTAL
-------------------------------------------------------------------------------

Bonds                                    $     -  $  75,286 $ 55,092  $ 130,378
Common stocks                             28,994          -        0     28,994
Derivative asset                               -      3,347        -      3,347
Derivative liabilities                         -    (2,309)        -    (2,309)
-------------------------------------------------------------------------------
Total                                    $28,994  $  76,324 $ 55,092  $ 160,410
-------------------------------------------------------------------------------

There were no assets carried at fair value that were transferred between Level 1 and Level 2.

A. Fair Value Measurements in (Level 3) of the Fair Value Hierarchy
--------------------------------------------------------------------------------
The following tables show the balance and activity of Financial Instruments classified as level 3 in the fair value hierarchy for the years ended
December 31, 2013 and 2012.

-------------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL REALIZED
                                                               GAINS (LOSSES)
                  BEGINNING                                    INCLUDED IN NET UNREALIZED GAINS  PURCHASES, SALES,  BALANCE AT
                 BALANCE AT    TRANSFERS INTO TRANSFERS OUT OF   INVESTMENT    (LOSSES) INCLUDED    ISSUANCES,     DECEMBER 31,
               JANUARY 1, 2013    LEVEL 3         LEVEL 3          INCOME         IN SURPLUS     SETTLEMENTS, NET      2013
-------------------------------------------------------------------------------------------------------------------------------
Bonds              $55,092        $44,342        $(171,814)        $5,699          $(33,231)         $124,596        $ 24,684
Derivative
  liabilities            -          7,975                 -             -           (12,049)                -         (4,074)
-------------------------------------------------------------------------------------------------------------------------------
Total              $55,092        $52,317        $(171,814)        $5,699          $(45,280)         $124,596        $ 20,610
-------------------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2013, bonds of $171,814 which are no longer carried at fair value, were transferred out of Level 3. Bond balances of $44,342 were transferred into Level 3 and carried at market value during 2013. Prior to the transfer, the securities were Level 2 and were carried at market value.

Derivative balances of $7,975 were transferred into Level 3 and carried at fair value during 2013. Prior to the transfer, the securities were level 2 and carried at fair value. There were no bonds or common stocks carried at fair value transferred to/from Level 3 originating in Levels 1 or 2.

------------------------------------------------------------------------------------------------------------------------

                                                        TOTAL REALIZED
                                                        GAINS (LOSSES)
      BEGINNING BALANCE                                 INCLUDED IN NET UNREALIZED GAINS  PURCHASES, SALES,  BALANCE AT
        AT JANUARY 1,   TRANSFERS INTO TRANSFERS OUT OF   INVESTMENT    (LOSSES) INCLUDED    ISSUANCES,     DECEMBER 31,
            2012           LEVEL 3         LEVEL 3          INCOME         IN SURPLUS     SETTLEMENTS, NET      2012
------------------------------------------------------------------------------------------------------------------------
Bonds      $81,990          $7,242         $(44,383)          $9             $12,491           $(2,257)       $55,092
------------------------------------------------------------------------------------------------------------------------
Total      $81,990          $7,242         $(44,383)          $9             $12,491           $(2,257)       $55,092
------------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2012, bonds of 44,383, which are no longer carried at fair value, were transferred out of level 3. Bond balances of $7,242 were transferred into level 3 and carried at fair value during 2012. Prior to the transfer, the securities were level 2 but not carried at fair value.

--------------------------------------------------------------------------------
  28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------
The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2013 and 2012:

----------------------------------------------------------------------------------------------------
                           AGGREGATE FAIR  ADMITTED                                  NOT PRACTICABLE
DECEMBER 31, 2013              VALUE        ASSETS    LEVEL 1   LEVEL 2    LEVEL 3    (CARRY VALUE)
----------------------------------------------------------------------------------------------------
BONDS                       $17,496,764    16,780,357   1,938  14,654,585  2,840,241        -
COMMON STOCK                     36,576        36,576  36,576           -          -        -
DERIVATIVES - ASSETS                428           428       -           -        428        -
DERIVATIVES - LIABILITIES      (20,781)      (20,781)       -    (16,280)    (4,502)        -
MORTGAGE LOANS                  551,617       536,056       -           -    551,617        -
MUTUAL FUNDS                     31,747        31,747  31,747           -          -        -
SHORT TERM INVESTMENTS          308,868       308,868     233     308,634          -        -
----------------------------------------------------------------------------------------------------
Total                       $18,405,219   $17,673,251 $70,494 $14,946,939 $3,387,784       $-
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                           AGGREGATE FAIR  ADMITTED                                  NOT PRACTICABLE
DECEMBER 31, 2012              VALUE        ASSETS    LEVEL 1   LEVEL 2    LEVEL 3    (CARRY VALUE)
----------------------------------------------------------------------------------------------------
Bonds                       $18,325,355    17,011,221       -  15,941,575  2,383,781        -
Cash and cash equivalents        59,125        59,125  53,633           -      5,492        -
Common stock                     28,990        28,990  28,990           -          -        -
Derivatives - assets              3,347         3,347       -       3,347          -        -
Derivatives - liabilities       (2,309)       (2,309)       -     (2,309)          -        -
Mortgage loans                   89,901        89,901       -           -     89,901        -
----------------------------------------------------------------------------------------------------
Total                       $18,504,409   $17,190,275 $82,623 $15,942,613 $2,479,174       $-
----------------------------------------------------------------------------------------------------

5. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES (LAE)
--------------------------------------------------------------------------------

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2013, 2012, and 2011, is set forth in the table below:

-------------------------------------------------------------------------------
DECEMBER 31,                                 2013         2012         2011
-------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, END OF
  PRIOR YEAR                             $ 12,300,489 $ 12,466,514 $ 14,383,093
Incurred losses and LAE related to:
  Current accident year                     3,525,027    4,006,581    4,293,428
  Prior accident year                         275,409      252,121      250,641
-------------------------------------------------------------------------------
  TOTAL INCURRED LOSSES AND LAE          $  3,800,436 $  4,258,702 $  4,544,069
-------------------------------------------------------------------------------
Paid losses and LAE related to:
  Current accident year                     (744,185)  (1,218,287)  (1,368,553)
  Prior accident year                     (2,911,325)  (3,206,440)  (5,092,095)
-------------------------------------------------------------------------------
  TOTAL PAID LOSSES AND LAE               (3,655,510)  (4,424,727)  (6,460,648)
-------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, AS OF
  DECEMBER 31,                           $ 12,445,415 $ 12,300,489 $ 12,466,514
-------------------------------------------------------------------------------

The Company ceded certain classes of its Environmental, net asbestos and Excess Workers Compensation losses to an affiliate, Eaglestone Reinsurance Company (Eaglestone), see Note 5B for further details. 2013 Paid Losses and LAE are reduced by $810,038 as a result of the loss portfolio transfers detailed in
Note 6.

For 2013, the Company reported adverse loss and LAE net reserve development of $275,409 including accretion of loss reserve discount of $58,000. The adverse development was mostly attributable to Transportation, Construction and Property classes of business partially offset by favorable development in Excess Casualty and Personal lines. Included in this increase, is $32,000 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013.

For 2012, the Company reported adverse loss and LAE net reserve development of $252,121 including accretion of loss reserve discount of $25,000. The adverse development was mostly attributable to Primary Casualty, Public Entity Runoff, and the Excess Casualty classes of business partially offset by favorable development of Financial Lines. Included in this increase, the Company experienced $22,000 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013. The commutation of an internal reinsurance treaty under which a U.S. subsidiary previously ceded workers' compensation claims Defense Base Act (DBA) to a non-U.S. subsidiary also contributed $33,549 of adverse development.

--------------------------------------------------------------------------------
  29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

For 2011, the Company reported adverse loss and LAE net reserve development of $250,641 including accretion of loss reserve discount of $37,629. The adverse development was mostly attributable to Primary Casualty, Specialty Workers Compensation, and the Environmental classes of business partially offset by favorable development of Financial Lines and Excess Casualty classes of business. Included in this increase, the Company experienced $62,000 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2011.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $197,595, $173,365 and $176,259 as of December 31, 2013, 2012 and 2011, respectively. The Company paid $10,186 in the reporting period to settle 35 claims related to extra contractual obligations or bad faith claims stemming from lawsuits.

A. ASBESTOS/ENVIRONMENTAL RESERVES
--------------------------------------------------------------------------------
The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                       ASBESTOS LOSSES              ENVIRONMENTAL LOSSES
---------------------------------------------------------------------------------------------
December 31,                      2013       2012       2011      2013      2012      2011
---------------------------------------------------------------------------------------------
  Direct -
Loss and LAE reserves,
  beginning of year            $1,229,896 $1,350,806 $1,536,426 $  84,847 $  55,848 $  67,916
Incurred losses and LAE            96,945   (20,822)   (56,328)    26,547    42,532     8,700
Calendar year paid losses and
  LAE                           (141,477)  (100,088)  (129,292)  (27,825)  (13,533)  (20,768)
---------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of
  year                         $1,185,364 $1,229,896 $1,350,806 $  83,569 $  84,847 $  55,848
---------------------------------------------------------------------------------------------

  Assumed reinsurance -
Loss and LAE reserves,
  beginning of year            $  158,787 $  161,724 $  154,386 $   6,941 $   5,628 $   5,476
Incurred losses and LAE             9,271     19,159     26,780     3,084     1,379     1,379
Calendar year paid losses and
  LAE                             112,612   (22,096)   (19,442)   (4,668)      (66)   (1,227)
---------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of
  year                         $  280,670 $  158,787 $  161,724 $   5,357 $   6,941 $   5,628
---------------------------------------------------------------------------------------------

  Net of reinsurance -
Loss and LAE reserves,
  beginning of year            $        - $        - $  733,373 $  51,573 $  38,587 $  41,696
Incurred losses and LAE                 -          -     46,614    18,668    22,205     8,388
Calendar year paid losses and
  LAE                                   -          -  (779,987)  (20,036)   (9,219)  (11,497)
---------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of
  year                         $        - $        - $        - $  50,205 $  51,573 $  38,587
---------------------------------------------------------------------------------------------

Effective January 1, 2011, the Company transferred its net liability for asbestos losses to an affiliated reinsurer.

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

--------------------------------------------------------------------------------
  30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company had Asbestos loss and LAE -IBNR and Bulk Reserves as follows:

-------------------------------------------------------------------------------
ASBESTOS                           LOSS RESERVES             LAE RESERVES
DECEMBER 31,                   2013     2012     2011    2013    2012    2011
-------------------------------------------------------------------------------
Direct basis:                $748,407 $718,611 $860,891 $84,188 $81,879 $98,454
Assumed reinsurance basis:    133,025   83,016  101,277  13,315   7,822   9,322
Net of ceded reinsurance
  basis:                            -        -        -       -       -       -

The Company had Environmental loss and LAE -IBNR and Bulk Reserves as follows:

-------------------------------------------------------------------------------
ENVIRONMENTAL                           LOSS RESERVES          LAE RESERVES
DECEMBER 31,                         2013    2012    2011   2013   2012   2011
-------------------------------------------------------------------------------
Direct basis:                       $16,406 $13,897 $8,937 $7,031 $5,956 $3,830
Assumed reinsurance basis:              683     203    410    199     62     91
Net of ceded reinsurance basis:      10,046   6,579  4,491  4,212  2,795  3,588

B. ENVIRONMENTAL LIABILITY LOSS PORTFOLIO TRANSFER
--------------------------------------------------------------------------------
In 2012, the Company and certain other AIG affiliated insurers (collectively, the AIG Environmental Reinsureds) entered into an environmental loss portfolio transfer reinsurance agreement (Environmental Reinsurance LPT) with Eaglestone. Under the Environmental Reinsurance LPT, the AIG Environmental Reinsureds transferred their liabilities under certain environmental liability policies classified as environmental protection plan coverage (EPP), specified categories of pollution legal liability coverage or "stand alone" cleanup cost cap coverage, together with liabilities under certain other environmental liability policies issued prior to 2004. The effective date of the Environmental Reinsurance LPT was October 1, 2012 (December 10, 2012 for a segment of the EPP business defined as surety). Consideration for the Environmental LPT consisted of an interest adjusted payment of $1,491,871 to Eaglestone (representing the carrying value of the reserves, unearned premium and accrued interest on the liabilities to be ceded, as of the LPT inception date) on a funds withheld basis. Eaglestone established an initial funds withheld asset of $1,491,871, plus accrued interest, and has agreed to provide coverage up to an aggregate limit of $3,650,000 on the assumed exposures. Eaglestone will earn interest of 6 percent on the funds withheld balance attributable to a certain portion the policy premium of the ceded EPP coverage, and equal to the five year moving average of the yield reflected in the Barclays Intermediate Corporate Index on all other funds withheld. Earned interest will be credited to the funds withheld account.

The share of the reserves (and payment) assumed by Eaglestone from each of the AIG Environmental Reinsureds is presented below:

-------------------------------------------------------------------------------
                                        UNEARNED                      TOTAL
                                        PREMIUM  ACCRUED INTEREST ENVIRONMENTAL
COMPANY                   LOSS RESERVES RESERVES    LIABILITY      LIABILITIES
-------------------------------------------------------------------------------

ADMITTED POOL COMPANIES:
National Union              $ 69,627    $  8,532     $  1,600      $   79,759
American Home                 65,962       8,083        1,517          75,562
C&I                           20,155       2,470          463          23,088
APCC                           9,161       1,123          211          10,495
New Hampshire                  9,161       1,123          211          10,495
ISOP                           9,161       1,123          211          10,495
-------------------------------------------------------------------------------
TOTAL ADMITTED POOL
  COMPANIES                 $183,227    $ 22,454     $  4,213      $  209,894
-------------------------------------------------------------------------------

SURPLUS LINES POOL
  COMPANIES:
Lexington                   $601,790    $465,276     $ 86,714      $1,153,780
Specialty                     66,865      51,697        9,635         128,197
-------------------------------------------------------------------------------
TOTAL SURPLUS LINES POOL
  COMPANIES                 $668,655    $516,973     $ 96,349      $1,281,977
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GRAND TOTAL                 $851,882    $539,427     $100,562      $1,491,871
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

In addition to its assumption of the liabilities described above and included as part of its liability under the Environmental Reinsurance LPT, Eaglestone has assumed the collection risk on the AIG Environmental Reinsureds' third party reinsurance recoverables with respect to the environmental liability reserves. The third party reinsurance recoverables continues to be reflected in the AIG Environmental Reinsureds' financial statements, and the parties do not intend to seek alternative treatment of the AIG Environmental Reinsureds' Schedule F presentations as a result of this transaction.

Eaglestone and the AIG Environmental Reinsureds have received the required regulatory approvals to enter into the Environmental Reinsurance LPT. Eaglestone and the AIG Environmental Reinsureds recorded the transaction as prospective reinsurance.

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------
The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

Tabular Reserve Discount
--------------------------------------------------------------------------------
The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5 percent interest rate. Only case basis reserves are discounted. The December 31, 2013 and 2012 liabilities include $1,677,259 and $1,674,185 of such discounted reserves, respectively.

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2013, 2012 and 2011.

                                                     --------------------------
LINES OF BUSINESS                                      2013     2012     2011
-------------------------------------------------------------------------------
Workers Compensation Case Reserves                   $214,846 $211,531 $202,786

Non-Tabular Discount
--------------------------------------------------------------------------------
The Company's non-tabular worker's compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP.

As prescribed by the New York Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

-------------------------------------------------------------------------------
LINE OF BUSINESS                                       2013     2012     2011
-------------------------------------------------------------------------------
Workers Compensation Case Reserves                   $423,418 $455,052 $384,510

6. RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

A. Admitted Pool
--------------------------------------------------------------------------------
The Company is party to the Admitted Pool with certain other affiliates. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the Japan and Argentina branches of American Home) to National Union (the lead pooling participant). In turn, each pooling participant receives from National Union its percentage share of the pooled business. The Company's share of the pool is 36 percent. See Note 1 for a listing of all pool participants and their respective participation percentages.

All direct and assumed business written by each of the pool participants is subject to pooling (except as indicated above). Net premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities (including the provision for reinsurance), in the accompanying financial statements emanate from the Company's percentage participation in the pool. All external reinsurance is reported on a pool participation basis.

All pool members are parties to reinsurance agreements with non-affiliated reinsurers covering business subject to the pooling agreement and have a contractual right of direct recovery from the non-affiliated reinsurer per the terms of such reinsurance agreements.

Underwriting assets, liabilities, income and expenses, including the provision for reinsurance and the allowance for uncollectible reinsurance, are allocated to each pool member based on its percentage participation in the Admitted Pool.

--------------------------------------------------------------------------------
  32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Intercompany pooling cessions of direct and assumed underwriting activity by each pool participant to National Union are presented as 100 percent ceded to National Union in accordance with the pooling agreement. All other cessions, including cessions between members of the Admitted Pool, are presented at the pool members' participation percentage.

There are no discrepancies related to the pooled business between the assumed and ceded reinsurance schedules of the pool participants.

B. American International Overseas Association
--------------------------------------------------------------------------------
AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, American Home and National Union.

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by American Home's Japan and Argentina branches which are neither subject to the Admitted Pool Agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below. See Note 6E for changes in this business and percentages during 2013.

-------------------------------------------------------------------------------

                                                       INITIAL       CURRENT
                                                    PARTICIPATION PARTICIPATION
                           INITIAL       CURRENT       PERCENT       PERCENT
               NAIC CO. PARTICIPATION PARTICIPATION  SPECIFIC TO   SPECIFIC TO
MEMBER COMPANY   CODE      PERCENT       PERCENT     JAPAN RISK    JAPAN RISK
-------------------------------------------------------------------------------
American
International
Overseas
Limited
(formerly
Chartis
Overseas
Limited)                     67%           0%            85%            0%
Admitted Pool
  member
  companies,
  as follows:
  New
   Hampshire    23841        12%           12%           10%            0%
  National
   Union        19445        11%           78%           5%             0%
  American
   Home         19380        10%           10%           0%             0%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Admitted Pool member companies' participation in the Association is pooled among all Admitted Pool members proportional to their participation in the Admitted Pool. The Company's participation in the Association after the application of its participation in the Admitted Pool is presented in the accompanying Statements of Admitted Assets and Liabilities, Capital and Surplus as follows:

-------------------------------------------------------------------------------
DECEMBER 31,                                                2013        2012
-------------------------------------------------------------------------------

Assumed reinsurance premiums receivable                  $  243,127  $ 119,473
Funds held by ceding reinsurers                             164,884     44,804
Reinsurance recoverable                                     120,033     31,234
Equity in underwriting pools and associations               138,321    255,640
-------------------------------------------------------------------------------
TOTAL ASSETS                                                666,365    451,151
-------------------------------------------------------------------------------

Loss and LAE reserves                                       977,472    380,640
Unearned premium reserves                                   303,265    187,408
Funds held                                                   26,494     12,082
Ceded balances payable                                      138,809     49,285
Assumed reinsurance payable                                 147,633     53,831
Other Liabilities                                            17,682          -
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                         1,611,355    683,246
-------------------------------------------------------------------------------
TOTAL SURPLUS                                            $ (944,990) $(232,095)
-------------------------------------------------------------------------------

The Association's fiscal year end is November 30th. Although the fiscal year end for the members of the Admitted Pool is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end.

As of December 31, 2012 the Association reported its share of an asset of $2,550,494 representing the value of subsidiaries and affiliated entities (SCA's). As of December 31, 2012, Chartis Europe S.A. and AIG Europe Holdings Limited (AEHL) represented $2,538,825 of this total SCA asset.

The Company's reporting of its interest in the Association's SCA entities is consistent with the reporting of its interest in the Association and the Admitted Pooling Agreement. At December 31, 2012 the Company's interest in the Association's SCA entities was $302,999, and was reported as a component of Equities in Underwriting Pools and Associations.

C. Significant Transactions
--------------------------------------------------------------------------------
The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2013, 2012 and 2011 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2013, 2012 and 2011. This table also includes all capital contributions and dividends:

-----------------------------------------------------------------------------------------------------------------------
                                                                                         2013
                                                                -------------------------------------------------------
                                                                    ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
                                                                        THE COMPANY                 THE COMPANY
-----------------------------------------------------------------------------------------------------------------------
 DATE OF
TRANSACTION  EXPLANATION OF TRANSACTION    NAME OF AFFILIATE    STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
                                         AIG PROPERTY CASUALTY
 03/19/13     DIVIDEND                   U.S., INC.                $      -              -     $ 77,000           CASH
 03/26/13     PURCHASE OF SECURITIES     LEXINGTON                   66,542     SECURITIES       66,551           CASH
                                         AIG PROPERTY CASUALTY
 03/31/13     DIVIDEND                   U.S., INC.                       -              -          524        IN KIND
                                         AIG PROPERTY CASUALTY
 04/01/13     DIVIDEND                   U.S., INC.                       -              -       23,000           CASH
                                         AIG PROPERTY CASUALTY
 05/13/13     DIVIDEND                   U.S., INC.                       -              -      180,000           CASH
                                         AIG PROPERTY CASUALTY
 09/06/13     DIVIDEND                   U.S., INC.                       -              -      220,000           CASH
                                         AIG PROPERTY CASUALTY
 09/30/13     DIVIDEND                   U.S., INC.                       -              -      320,000           CASH
                                         AIG PROPERTY CASUALTY
 09/01/13     DIVIDEND                   U.S., INC.                       -              -      394,435        IN KIND
 12/11/13     PURCHASE OF SECURITIES     ASSOCIATION                 34,884     SECURITIES       35,446           CASH
 12/19/13     SALE OF SECURITIES         NATIONAL UNION             372,650           CASH      353,142     SECURITIES
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                         2012
                                                                -------------------------------------------------------
                                                                    ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
                                                                        THE COMPANY                 THE COMPANY
-----------------------------------------------------------------------------------------------------------------------
 DATE OF
TRANSACTION  EXPLANATION OF TRANSACTION    NAME OF AFFILIATE    STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
                                         AIG Property Casualty
 03/27/12    Dividend                    U.S., Inc.                       -              -         1,589          Cash
                                         AIG Property Casualty
 03/27/12    Dividend                    U.S., Inc.                       -              -        48,411    Securities
                                         AIG Property Casualty
 05/10/12    Dividend                    U.S., Inc.                       -              -       315,000          Cash
                                         AIG Property Casualty
 06/27/12    Dividend                    U.S., Inc.                       -              -        10,000          Cash
                                         AIG Property Casualty
 11/01/12    Dividend                    U.S., Inc.                       -              -       129,000          Cash
                                         AIG Property Casualty
 Various     Dividend                    U.S., Inc.                       -              -        18,716       In kind
 10/23/12    Sale of securities          LSTREET I, LLC             159,498           Cash       153,951    Securities
 12/27/12    Sale of securities          AIG                        563,313           Cash       514,499    Securities
                                         AIG Property Casualty
 12/27/12    Capital contribution        U.S., Inc.                 300,000           Cash             -             -
                                         AIG Property Casualty
 Various     Capital contribution (a)    U.S., Inc.                   1,471        In kind             -             -
                                         AIG Property Casualty
 Various     Capital contribution (b)    U.S., Inc.                  52,613        In kind             -             -
                                         AIG Property Casualty
 Various     Capital contribution (c)    U.S., Inc.                     166        In kind             -             -
                                                                          -              -             -             -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                         2011
                                                                -------------------------------------------------------
                                                                    ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
                                                                        THE COMPANY                 THE COMPANY
-----------------------------------------------------------------------------------------------------------------------
 DATE OF
TRANSACTION  EXPLANATION OF TRANSACTION    NAME OF AFFILIATE    STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------
                                         AIG Inc. Matched
 03/28/11    Purchase of securities      Investment Program        $587,841     Securities    $  587,841          Cash
 08/18/11    Purchase of securities      Chartis Select             179,406     Securities       179,406          Cash
 08/18/11    Purchase of securities      Lexington                  747,122     Securities       747,122          Cash
 08/18/11    Sale of securities          Chartis Select             210,304           Cash       200,294    Securities
 08/18/11    Sale of securities          Lexington                  854,193           Cash       814,422    Securities
                                         AIG Property Casualty
 03/01/11    Dividend                    U.S., Inc.                       -              -        11,448       In kind
                                         AIG Property Casualty
 06/29/11    Dividend                    U.S., Inc.                       -              -       110,000          Cash
                                         AIG Property Casualty
 11/01/11    Dividend                    U.S., Inc.                       -              -        16,010       In kind
                                         AIG Property Casualty
 03/31/11    Return of capital (a)       U.S., Inc.                       -              -     1,020,000          Cash
                                         AIG Property Casualty
 09/19/11    Return of capital           U.S., Inc.                       -              -       400,000          Cash
                                         AIG Property Casualty
 06/30/11    Capital contributions       U.S., Inc.                   5,623           Cash             -             -
                                         AIG Property Casualty
 Various     Capital contributions (b)   U.S., Inc.                  57,153        In kind             -             -
                                         AIG Property Casualty
 Various     Capital contribution        U.S., Inc.                   4,605        In kind             -             -
-----------------------------------------------------------------------------------------------------------------------

D. Restructuring Domestic Operations
--------------------------------------------------------------------------------
Effective January 1, 2014, the Company modified its intercompany pooling arrangement. Refer to Note 13 for information regarding the termination of the Admitted Pool and the creation of a combined pool with additional affiliates, effective January 1, 2014.

Effective January 1, 2012, Chartis Select, which was wholly-owned by National Union, was merged into Lexington. Effective March 31, 2012, the shares of Lexington and Specialty previously owned by APCC and ISOP were distributed to AIG Property Casualty U.S., Inc., and subsequently contributed to National Union. National Union recorded $2,044,307 as a capital contribution as a result of these transactions.

Effective January 1, 2012, Landmark Insurance Company (Landmark) was merged into National Union and Chartis Select Insurance Company (Chartis Select) was merged into Lexington. In conjunction with the Landmark merger, National Union retroceded 100 percent of Landmark's gross reserves to Lexington Insurance Company (Lexington).

After the execution of these mergers, Landmark's 2 percent participation and Chartis Select's 18 percent participation in the Surplus Lines Pool among Landmark, Chartis Select, Lexington and AIG Specialty Insurance Company (Specialty) were added to Lexington's 70 percent participation, thereby increasing Lexington's participation percentage in such pool to 90 percent.

--------------------------------------------------------------------------------
  35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

E. Restructuring Foreign Operations
--------------------------------------------------------------------------------
As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Admitted Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the remaining members of the Admitted Pool.

During 2013, there were three significant restructuring events affecting the Association.

..   In June, all of the Association business originating in Japan was removed from the Association and transferred to National Union (Japan redirect).
..   In December, American International Overseas, Ltd. (AIOL) withdrew from the
    Association, with its 67 percent share transferred to National Union (AIOL de-risk).
..   In September, the Association distributed its shares of AEHL to its members and all such shares owned by US members were then subsequently distributed to AIG PC US.

In all cases, the business assumed by the Association members is shared with the members of the Admitted Pool.

Loss Portfolio Transfers
--------------------------------------------------------------------------------
Japan Redirect
The AIG PC US insurance companies entered into a series of novations, commutations and other agreement modifications that redirected the Japanese exit reinsurance flows from the Association members and nominees to National Union. The transaction had the overall effect of eliminating the Association's participation in any business from Japan, by moving such exposure to the Admitted Pool members. The difference between the consideration paid and the reserves transferred represents reimbursement of commissions ceded and the transfer of other receivables and payables.

AIOL De-risk
AIOL withdrew from the Association and entered into a final settlement with American Home, New Hampshire and National Union that effected a full transfer to National Union of all assets, liabilities, and interests (whether present or future, and known or unknown) relating to AIOL's membership in the Association and participation in the reinsurance agreement that governs the insurance business pooled in the Association. After the effective date, all profits and losses arising from the Association are shared as follows: American Home (10 percent), New Hampshire (12 percent) and National Union (78 percent).

A majority of the loss reserves transferred were executed by novation agreements, with the remaining reserve transfers being executed via commutation or other forms of agreement. The companies have obtained a permitted practice to present the consideration received in relation to loss reserves transferred as negative paid losses rather than as premiums earned. Therefore, all of the consideration received in relation to loss reserves transferred to Admitted pool members as a result of this transaction are treated the same way, regardless of the legal form of the agreement that effected the change. Absent this permitted practice, $654,906 of negative paid losses would instead have been presented as earned premiums.

Commission expenses represent an allowance for acquisition expenses to AIOL associated with the transferred unearned premiums.

--------------------------------------------------------------------------------
  36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The impact of the Japan redirect and AIOL de-risk Loss Portfolio Transfers are reflected in the following table after the impact of the US pooling.

                                              ---------------------------------
                                                Japan     AIOL de-
                                               redirect     risk       Total
                                              ---------------------------------
ASSETS:
Insurance balances receivable, net            $  46,249  $ 134,472  $  180,721
Equities in pools and associations                    -    322,942     322,942
                                              ---------------------------------
Total Assets                                  $  46,249  $ 457,414  $  503,663
                                              ---------------------------------

LIABILITIES:
Reserves for loss and LAE                     $ 155,132  $ 654,906  $  810,038
Unearned premium reserves                       428,153    203,188     631,341
                                              ---------------------------------
Total Liabilities                             $ 583,285  $ 858,094  $1,441,379
                                              ---------------------------------

STATEMENT OF OPERATIONS AND CHANGES IN
  SURPLUS:
Premiums written                              $ 428,153  $ 191,119  $  619,272
                                              ---------------------------------
Premiums earned                                       -    (12,069)    (12,069)
Losses incurred                                       -    (18,163)    (18,163)
Commission expense                              178,859     48,141     227,000
Change in nonadmitted assets                          -    (63,422)    (63,422)
Other                                                 -       (252)       (252)
                                              ---------------------------------
Total Change in Surplus                       $(178,859) $(105,721) $ (284,580)
                                              ---------------------------------

NET IMPACT                                    $(358,177) $(294,959) $ (653,136)
                                              ---------------------------------

Cash                                          $       -  $ 129,807  $  129,807
Bonds                                                 -     35,446      35,446
Settlement of intercompany pooling balances     358,177    129,706     487,883
                                              ---------------------------------
NET CONSIDERATION RECEIVED                    $ 358,177  $ 294,959  $  653,136
                                              ---------------------------------

Distribution of Affiliate
--------------------------------------------------------------------------------
The Association distributed shares of AEHL, cash and bonds to its members. The following details the distribution components received by the Admitted Pool members from the Association:

-------------------------------------------------------------------------------
                                         NATIONAL AMERICAN    NEW
DECEMBER 31, 2013                         UNION     HOME   HAMPSHIRE   TOTAL
-------------------------------------------------------------------------------
AEHL Shares                              $433,879 $394,435 $473,322  $1,301,636
Cash                                      269,354  416,559  118,623     804,536
Bonds                                           -        -   73,489      73,489

Immediately following the receipt of this distribution, all of the AEHL shares received by New Hampshire, National Union and American Home were distributed by way of dividend and return of capital to AIG Property Casualty U.S., Inc. The Admitted Pool members share the Association interest (and the resulting AEHL consideration) in accordance with their pool participation percentages.

--------------------------------------------------------------------------------
  37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the impact of the contributions and distributions related to this transaction on each of the Admitted Pool members:

---------------------------------------------------------------------------------------------------------------------------
                                                  NATIONAL   AMERICAN     NEW
DECEMBER 31, 2013                                  UNION       HOME    HAMPSHIRE     C&I       ISOP      APCC      TOTAL
---------------------------------------------------------------------------------------------------------------------------
Change in:
 Total Assets                                    $(293,810) $(239,450) $  11,789  $(138,454) $ 18,430  $ 18,430  $(623,065)
 Total Liabilities                                       -     22,288    287,681          -         -         -    309,969

Statement of Operations and Changes in Surplus:
   Net Income                                      368,415    349,025     48,476    106,646    48,476    48,476    969,513
   Unrealized gains/(losses)                      (228,347)  (216,328)   (30,046)   (66,100)  (30,046)  (30,046)  (600,912)
   Dividends paid                                 (198,716)  (394,435)  (142,233)  (179,000)        -         -   (914,385)
   Return of capital                              (235,162)         -   (152,089)         -         -         -   (387,251)
---------------------------------------------------------------------------------------------------------------------------
Total Surplus:                                   $(293,810) $(261,738) $(275,892) $(138,454) $ 18,430  $ 18,430  $(933,034)
---------------------------------------------------------------------------------------------------------------------------

Branch Conversions
For the 2013 and 2012 reporting periods, the following foreign branches that were previously reported as part of the Association were converted to locally domiciled insurance companies or branches of regional insurers. Accordingly, their direct operations are no longer reported as part of the Association:

-------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2013

EFFECTIVE DATE  BRANCH NAME                     TRANSFEREE ENTITY
-------------------------------------------------------------------------------
  12/1/2012     Jamaica Branch of American Home Chartis Jamaica Insurance
                                                Company Limited
  12/1/2012     Panama Branch of National Union AIG Seguros Panama, S.A. (fka
                                                Chartis Seguros Panama, S.A.)
  3/1/2013      Honduras Branch of American     AIG Seguros Guatemala, S.A.
                Home                            (fka Chartis Seguros
                                                Guantemala)
  6/1/2013      Papua New Guinea Branch of      AIG PNG Limited
                American Home
-------------------------------------------------------------------------------

On the effective date of the conversions, the Admitted Pool's allocation of these branches total assets and liabilities were $21,743 and $18,432, respectively. These balances were previously reported as Equities in Pools and Associations.

-------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2012

EFFECTIVE DATE  BRANCH NAME                     TRANSFEREE ENTITY
-------------------------------------------------------------------------------
  12/1/2011     Cyprus Branch of American Home  AIG Europe Limited, Cyprus
                                                Branch
  12/1/2011     Malta Branch of American Home   AIG Europe Limited, Malta
                                                Branch
  12/1/2011     New Zealand Branch of American  AIG Insurance New Zealand
                Home                            Limited (fka Chartis Insurance
                                                New Zealand Limited)
  3/1/2012      Aruban Branch of American Home  Aruba AIG Insurance N.V. (fka
                                                Chartis Aruba Insurance
                                                Company N.V.)
  3/1/2012      Greek Branch of National Union  AIG Europe Limited (Greece
                                                Branch) (fka Chartis Insurance
                                                UK Limited, Greek Branch)
  6/1/2012      Korean Branch of American Home  Singapore Adjusters & Suveyors
                                                Co. (Pte.) Ltd. (fka Chartis
                                                Singapore Insurance Pte. Ltd)
-------------------------------------------------------------------------------

On the effective date of the conversions, the Admitted Pool's allocation of these branches total assets and liabilities were $158,203 and $136,264, respectively. These balances were previously reported as Equities in Pools and Associations.

Effective July 1, 2012, the Articles of Association of the Association were amended to provide that the business of American Home's Argentina Branch will no longer be directed to the Association, and that the legal and beneficial ownership of American Home's Argentina Branch would be aligned under American Home. As a result, all of the business of American Home Argentina Branch is now reported within the results of American Home and will not be allocated to the remaining members of the Admitted Pool.

Prior to December 1, 2012 American Home owned 19.723 percent of the record title of AIG-Metropolitana Cia. de Seguros y Reaseguros del Ecuador S.A.; the beneficial interest in this title was owned by the Association. On December 1, 2012, both the record title and the beneficial interest were transferred to Chartis Latin America Investments, LLC.

--------------------------------------------------------------------------------
  38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

F. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------
At December 31, 2013 and 2012, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and are reported as non-admitted if balances remain outstanding more than ninety days past the due date as specified in the agreement.

-----------------------------------------------------------------------------
COMPANY                                                       2013     2012
-----------------------------------------------------------------------------
Balances with National Union                                 $13,559 $201,812
Balances less than 0.5% of admitted assets                     4,027    2,162
-----------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates          $17,586 $203,974
-----------------------------------------------------------------------------
Balances with admitted pool companies                        $     - $  5,061
Balances less than 0.5% of admitted assets                    16,642  106,648
-----------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates               $16,642 $111,709
-----------------------------------------------------------------------------

Federal and foreign income taxes payable under the Tax Sharing Agreement at December 31, 2013 and 2012 were $2,818 and $4,311 respectively. Payment will be made to AIG depending on the facts and circumstances that generated the liability.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2013 and 2012.

G. Capital Maintenance Agreements
--------------------------------------------------------------------------------
AIG has unconditional capital maintenance agreements (CMAs) in place with the Company and certain other AIG subsidiaries to facilitate the transfer of capital and liquidity within AIG.

AIG, AIG PC US and certain AIG PC US insurance subsidiaries are parties to a consolidated CMA. The CMA provides that AIG will maintain the total adjusted capital of these AIG PC US insurance subsidiaries, measured as a group (the Fleet), at or above the specified minimum percentage of the Fleet's projected total authorized control level Risk-Based Capital (RBC). In addition, the CMA provided that if the total adjusted capital of the Fleet exceeds that same specified minimum percentage of the Fleet's total authorized control level RBC, subject to approval by their respective boards, and compliance with applicable insurance laws, the AIG PC US insurance subsidiaries would declare and pay ordinary dividends to their respective equity holders up to an amount necessary to reduce the Fleet's projected or actual total adjusted capital to a level equal to or not materially greater than such specified minimum percentage. The CMA excludes deferred tax assets from the calculation of total adjusted capital and removes the dividend requirement of the Fleet. The specified minimum percentage in the CMA was 325 percent as of December 31, 2013. AIG will continue to manage capital flows between AIG and the AIG PC US insurance subsidiaries through internal, Board-approved policies and guidelines.

H. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 11.

I. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company utilizes its affiliates for data center systems, investment services, salvage and subrogation, and claims management as listed below. The following table summarizes transactions that exceeded one-half of one percent of the Company's admitted assets during 2013, 2012 and 2011:

-----------------------------------------------------------------------------
AFFILIATES                                           2013     2012     2011
-----------------------------------------------------------------------------
AIG Global Claims Services, Inc.                   $270,723 $241,398 $250,065
AIG PC Global Services, Inc.                        134,150   39,741  272,803
-----------------------------------------------------------------------------
   Total                                           $404,873 $281,139 $522,868
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
  39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The reductions in 2012 management service expenses related to changes and further streamlining affecting the Company and its affiliates. A component of the reduction followed an updated assessment of the Company's expense allocation (through use of time studies and other allocation factors). The increased 2013 management service costs included severance expenses pertaining to an AIG initiative to centralize work streams into lower cost locations and create a more streamlined organization.

As of December 31, 2013 and 2012, short-term investments included amounts invested in the AIG Managed Money Market Fund of $305,575 and $1,073,304, respectively.

7. Reinsurance
--------------------------------------------------------------------------------
In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize their net loss exposure to any single catastrophic loss event or to an accumulation of losses from a number of smaller events or to provide greater diversification of our businesses. In addition, the Company may assume reinsurance from other insurance companies. A portion of the IBNR loss will be recoverable under our reinsurance contracts in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are substantially collateralized. The Company remains liable to the extent that our reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of our reinsurers is regularly evaluated and monitored for concentration of credit risk.

The following table shows the Company's net premium written and earned for the years ending December 31, 2013, 2012 and 2011:

----------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,               2013                    2012                    2011
                               ----------------------  ----------------------  ---------------------
                                WRITTEN     EARNED      WRITTEN     EARNED      WRITTEN     EARNED
----------------------------------------------------------------------------------------------------
Direct premiums                $  928,608 $1,005,255   $1,192,441 $1,276,901   $1,327,507 $1,425,212
Reinsurance premiums assumed:
 Affiliates                     7,001,709  6,771,303    6,737,056  6,840,322    6,868,230  7,283,623
 Non-affiliates                   198,363    189,579      164,020    147,946      102,880     74,710
----------------------------------------------------------------------------------------------------
   GROSS PREMIUMS               8,128,680  7,966,137    8,093,517  8,265,169    8,298,617  8,783,545
----------------------------------------------------------------------------------------------------

Reinsurance premiums ceded:
 Affiliates                       883,552  1,242,338    1,459,199  1,391,378    1,403,977  1,497,360
 Non-affiliates                 1,392,708  1,297,174    1,429,927  1,516,102    1,585,708  1,604,027
----------------------------------------------------------------------------------------------------
   NET PREMIUMS                $5,852,420 $5,426,625   $5,204,391 $5,357,689   $5,308,932 $5,682,158
----------------------------------------------------------------------------------------------------

As of December 31, 2013 and 2012, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------------------------
                       UNEARNED PREMIUM   PAID LOSSES AND   RESERVES FOR LOSSES
                           RESERVES             LAE               AND LAE
-------------------------------------------------------------------------------

December 31, 2013:
   AFFILIATES             $  515,958         $111,061           $ 8,399,417
   NON-AFFILIATES            453,567          332,092             3,126,356
-------------------------------------------------------------------------------
   TOTAL                     969,525          443,153            11,525,773
-------------------------------------------------------------------------------

DECEMBER 31, 2012:
   Affiliates                903,877          170,885             9,146,419
   Non-affiliates            358,041          273,142             2,858,965
-------------------------------------------------------------------------------
   TOTAL                  $1,261,918         $444,027           $12,005,384
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A. Reinsurance Return Commission
--------------------------------------------------------------------------------
The maximum amount of return commission which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2013 and 2012 with the return of the unearned premium reserve is as follows:

------------------------------------------------------------------------------------------
                      ASSUMED REINSURANCE      CEDED REINSURANCE              NET
                     ----------------------  ----------------------  ---------------------
                      PREMIUM   COMMISSION    PREMIUM   COMMISSION    PREMIUM   COMMISSION
                      RESERVE     EQUITY      RESERVE     EQUITY      RESERVE     EQUITY
------------------------------------------------------------------------------------------
DECEMBER 31, 2013
   AFFILIATES        $3,392,845  $515,261    $  515,958  $ 81,974    $2,876,887 $ 433,287
   ALL OTHER             90,762    13,784       453,567    72,061     (362,805)  (58,278)
------------------------------------------------------------------------------------------
TOTAL                $3,483,607  $529,045    $  969,525  $154,035    $2,514,082 $ 375,009
------------------------------------------------------------------------------------------

DECEMBER 31, 2012
   Affiliates        $3,208,904  $420,604    $  903,877  $150,379    $2,305,027 $ 270,225
   All Other             81,953    10,742       358,041    59,568     (276,088)  (48,826)
------------------------------------------------------------------------------------------
Total                $3,290,857  $431,346    $1,261,918  $209,947    $2,028,939 $ 221,399
------------------------------------------------------------------------------------------

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------
Individual reinsurers with unsecured balances in excess of 3 percent of policyholders' surplus at December 31, 2013 are as follows:

-------------------------------------------------------------------------------
                                                           NAIC CO.
REINSURER                                                    CODE     AMOUNT
-------------------------------------------------------------------------------
Affiliates:
  Admitted Pool                                                 -   $ 6,817,334
  Eaglestone Reinsurance Company                            10651       721,588
Other affiliates below $1.0 million                                     294,269
-------------------------------------------------------------------------------
  TOTAL AFFILIATES                                                  $ 7,833,191
-------------------------------------------------------------------------------
  Transatlantic Reinsurance Company                                     247,096
  Swiss Reinsurance America Corp                                        246,246
  Munich Reinsurance Company                                            209,140
  Hannover Ruckversicherungs Se                                         162,325
  Other                                                               2,710,763
-------------------------------------------------------------------------------
TOTAL NON-AFFILIATES                                                  3,575,570
-------------------------------------------------------------------------------
  TOTAL AFFILIATES AND NON-AFFILIATES                               $11,408,761
-------------------------------------------------------------------------------

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------
At December 31, 2013 and 2012, the aggregate of all disputed items did not exceed 10 percent of capital and surplus and there was no amount in dispute for any single reinsurer that exceeded 5 percent of capital and surplus. The total reinsurance recoverable balances in dispute are $106,456 and $103,172 as of December 31, 2013 and 2012, respectively.

--------------------------------------------------------------------------------
  41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

D. Commutation of Ceded Reinsurance
--------------------------------------------------------------------------------
The Company has reported a loss in its operations for 2013, 2012 and 2011 as a result of commutations of reinsurance with the companies listed below. Amounts by type of loss and by reinsurer in total are reflected as follows:

-----------------------------------------------------------------------------
BY TYPE                                               2013     2012    2011
-----------------------------------------------------------------------------
Losses incurred                                      $ 5,069 $ 55,727 $ 2,146
LAE incurred                                               -        -       -
Premiums earned                                            -        -       6
Other                                                      -        -       -

-----------------------------------------------------------------------------
BY REINSURER                                            2013     2012    2011
-----------------------------------------------------------------------------

Reinsurance Management Group, LLC                      1,706        -       -
AUL Reinsurance Management Services, LLC               1,265        -       -
ISOP - the Association (a)                                 -   50,174       -
American United Life Ins Co.                               -    1,723       -
First Allmerica Financial Insurance Company                -    1,123       -
Trenwick America Reinsurance Corporation                   -    1,024       -
Argonaut Midwest Insurance Company                         -        -   1,882
Continental Casualty Co.                                   -       23       -
Other reinsurers below $1 million                      2,098    1,660     270
-----------------------------------------------------------------------------
Total                                                $ 5,069 $ 55,727 $ 2,152
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
  42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
The Company applies deposit accounting to insurance policies and reinsurance contracts that lack sufficient risk transfer. The Company's deposit assets and liabilities and funds held consisted of the following:

------------------------------------------------------------------------------
                                    DEPOSIT   DEPOSIT   FUNDS HELD FUNDS HELD
                                    ASSETS  LIABILITIES   ASSETS   LIABILITIES
------------------------------------------------------------------------------
DECEMBER 31, 2013
  DIRECT                            $     -   $91,789       $-       $     -
  ASSUMED                                 -       122        -             -
  CEDED                              16,971         -        -         2,015
------------------------------------------------------------------------------
  TOTAL                             $16,971   $91,911       $-       $ 2,015
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                    DEPOSIT   DEPOSIT   FUNDS HELD FUNDS HELD
                                    ASSETS  LIABILITIES   ASSETS   LIABILITIES
------------------------------------------------------------------------------
DECEMBER 31, 2012                   $         $             $        $
  Direct                                  -    86,648        -             -
  Assumed                                 -         -        -             -
  Ceded                               3,842         -        -        17,981
------------------------------------------------------------------------------
  TOTAL                             $ 3,842   $86,648       $-       $17,981
------------------------------------------------------------------------------

The table below shows the Company's deposit asset and liability activity of and for the years ended December 31, 2013 and 2012.

-----------------------------------------------------------------------------------------------------------
                                                                     2013                     2012
                                                            -----------------------  ----------------------
                                                             DEPOSIT     DEPOSIT      DEPOSIT     DEPOSIT
                                                              ASSETS   LIABILITIES     ASSETS   LIABILITIES
-----------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                         $ 3,842    $  86,648      $    -    $  97,624
 Deposit activity, including loss recoveries                  13,129        6,994       3,842      (9,207)
 Interest income or expense, net of amortization of margin         -      (1,731)           -      (1,769)
-----------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                       $16,971    $  91,911      $3,842    $  86,648
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                     2013                     2012
                                                            -----------------------  ----------------------
                                                            FUNDS HELD FUNDS HELD    FUNDS HELD FUNDS HELD
                                                              ASSETS   LIABILITIES     ASSETS   LIABILITIES
-----------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                         $     -    $  17,981      $    -    $   4,848
 Contributions                                                     -           20           -       57,648
 Withdrawals                                                       -     (15,986)           -     (44,515)
-----------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                       $     -    $   2,015      $    -    $  17,981
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. Income Taxes
--------------------------------------------------------------------------------

At December 31, 2013, the Company recorded gross deferred tax assets (DTA) before valuation allowance of $1,787,966. No valuation allowance was established on deferred tax assets net of liabilities as it is Management's belief that certain assets will not be realized in the foreseeable future. The components of the net DTA and deferred tax liability (DTL) at December 31, 2013 and 2012 were as follows.

---------------------------------------------------------------------------------------------------------------
                          12/31/2013                       12/31/2012                        CHANGE
                -----------------------------------------------------------------------------------------------
                 ORDINARY   CAPITAL    TOTAL     ORDINARY   CAPITAL     TOTAL     ORDINARY  CAPITAL    TOTAL
---------------------------------------------------------------------------------------------------------------
Gross DTA       $1,632,278 $ 155,688 $1,787,966 $1,696,557 $  109,321 $1,805,878 $ (64,279) $ 46,367 $ (17,912)
Statutory
Valuation
Allowance                -         -          -          -          -          -          -        -          -
---------------------------------------------------------------------------------------------------------------
Adjusted Gross
DTA              1,632,278   155,688  1,787,966  1,696,557    109,321  1,805,878   (64,279)   46,367   (17,912)
Nonadmitted
DTA                737,369         -    737,369    624,170          -    624,170    113,199        -    113,199
---------------------------------------------------------------------------------------------------------------
Subtotal
Admitted DTA       894,909   155,688  1,050,597  1,072,387    109,321  1,181,708  (177,478)   46,367  (131,111)
DTL                206,310   204,422    410,732    188,816    209,717    398,533     17,494  (5,295)     12,199
---------------------------------------------------------------------------------------------------------------
Net Admitted
DTA/(Net
DTL)            $  688,599 $(48,734) $  639,865 $  883,571 $(100,396) $  783,175 $(194,972) $ 51,662 $(143,310)
---------------------------------------------------------------------------------------------------------------

The following table shows the summary of the calculation for the admitted DTA as of December 31, 2013 and 2012

---------------------------------------------------------------------------------------------------------------------------
DECEMBER 31,                                 2013                           2012                         CHANGE
                                -------------------------------------------------------------------------------------------
                                 ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL   TOTAL
---------------------------------------------------------------------------------------------------------------------------

Federal Income Taxes Paid in
Prior Years recoverable
Through Loss Carrybacks         $        - $      - $        - $        - $      - $        - $       -  $     - $       -

Adjusted Gross DTA Expected
To Be Realized after
Application of the Threshold
Limitation                         667,773        -    667,773    783,175        -    783,175  (115,402)       -  (115,402)

  Adjusted Gross DTAs
  expected to be Realized
  following the Balance Sheet
  Date.                          1,060,737        -  1,060,737    890,123        -    890,123   170,614        -   170,614

  Adjusted Gross DTAs allowed
  per Limitation Threshold.              -        -    667,773          -        -    783,175         -        -  (115,402)

Adjusted Gross DTA Offset by
Gross DTL                          227,136  155,688    382,824    289,212  109,321    398,533   (62,076)  46,367   (15,709)
---------------------------------------------------------------------------------------------------------------------------

Admitted DTA                    $  894,909 $155,688 $1,050,597 $1,072,387 $109,321 $1,181,709 $(177,478) $46,367 $(131,112)
---------------------------------------------------------------------------------------------------------------------------

                                                        -----------------------
                                                           2013        2012
                                                        -----------------------
Ratio Percentage Used To Determine Recovery Period And
Threshold Limitation Amount                                    307%        385%

Amount Of Adjusted Capital And Surplus Used To
Determine Recovery Period And Threshold Limitation
above.                                                  $4,451,821  $5,221,167

The following table shows the components of the current income tax expense (benefit) for the periods listed.

------------------------------------------------------------------------------
 Current Income Tax                                2013      2012     CHANGE
------------------------------------------------------------------------------
Federal income tax                               $(28,305) $(28,785) $    480
Foreign income tax                                 10,320    16,212    (5,892)
Other                                              (8,159)  (18,590)   10,431
------------------------------------------------------------------------------
Subtotal                                          (26,144)  (31,163)    5,019
------------------------------------------------------------------------------
Federal income tax on net capital gains            37,062    48,295   (11,233)
------------------------------------------------------------------------------
Federal and foreign income taxes incurred        $ 10,918  $ 17,132  $ (6,214)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2013 and 2012.

---------------------------------------------------------------------------------------------
                                                                2013       2012      CHANGE
---------------------------------------------------------------------------------------------
Ordinary
Discounting of unpaid losses                                 $  319,135 $  317,097 $    2,038
Non-admitted assets                                             151,137    102,542     48,595
Unearned premium reserve                                        214,763    186,343     28,420
Goodwill & deferred revenue                                      23,704     27,548    (3,844)
Bad debt expense                                                 42,360     58,405   (16,045)
Net operating loss carry-forward                                546,670    622,777   (76,107)
Foreign tax credit carry-forwards                                53,974    157,063  (103,089)
Deferred tax on foreign operations                                  867          -        867
Investments                                                     211,583    181,118     30,465
Deferred loss on branch conversions                                 458         53        405
Intangibles                                                      15,915     19,098    (3,183)
Other temporary difference                                       51,712     24,513     27,199
---------------------------------------------------------------------------------------------
  Subtotal                                                    1,632,278  1,696,557   (64,279)
---------------------------------------------------------------------------------------------
Nonadmitted                                                     737,369    624,170    113,199
---------------------------------------------------------------------------------------------
Admitted ordinary deferred tax assets                        $  894,909 $1,072,387  (177,478)
---------------------------------------------------------------------------------------------
Capital
Investments writedown                                        $  150,894 $  105,465 $   45,429
Unrealized capital losses                                         3,886      2,948        938
Deferred loss on branch conversions                                 538        538          -
Other temporary difference                                          370        370          -
---------------------------------------------------------------------------------------------
  Subtotal                                                      155,688    109,321     46,367
---------------------------------------------------------------------------------------------
Admitted capital deferred tax assets                            155,688    109,321     46,367
---------------------------------------------------------------------------------------------
Admitted deferred tax assets                                 $1,050,597 $1,181,708 $(131,111)
---------------------------------------------------------------------------------------------

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2013 and 2012.

---------------------------------------------------------------------------------------------
                                                                2013       2012      CHANGE
---------------------------------------------------------------------------------------------
Ordinary
Investments                                                  $  191,255 $  130,700 $   60,555
Deferred tax on foreign operations                                    -     55,771   (55,771)
Other temporary differences                                      15,055      2,346     12,709
---------------------------------------------------------------------------------------------
   Subtotal                                                     206,310    188,817     17,493
---------------------------------------------------------------------------------------------
Capital
Investments                                                  $   40,660 $   38,964 $    1,696
Unrealized capital gains                                        135,753    170,752   (34,999)
Other (including items <5% of total ordinary tax
liabilities)                                                     28,008          -     28,008
---------------------------------------------------------------------------------------------
  Subtotal                                                      204,421    209,716    (5,295)
---------------------------------------------------------------------------------------------
Deferred tax liabilities                                        410,732    398,533     12,199
---------------------------------------------------------------------------------------------
Net deferred tax assets/liabilities                          $  639,865 $  783,175 $(143,310)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The change in net deferred tax assets is comprised of the following:

--------------------------------------------------------------------------------------------
                                                                2013       2012     CHANGE
--------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                           $1,787,966 $1,805,878 $(17,912)
Total deferred tax liabilities                                (410,732)  (398,533)  (12,199)
--------------------------------------------------------------------------------------------
Net deferred tax assets (liabilities)                         1,377,234  1,407,345  (30,111)
Deferred tax assets/(liabilities) - SSAP 3                                          (38,131)
Deferred tax assets/(liabilities) - unrealized                                        35,937
--------------------------------------------------------------------------------------------
Total                                                                              $(27,917)
--------------------------------------------------------------------------------------------
Change in deferred tax - current year                                               (59,393)
Change in deferred tax - current year - other surplus items                           31,476
--------------------------------------------------------------------------------------------
Total                                                                              $(27,917)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

The following table shows the components of SSAP 3 adjustments upon Current and Deferred Taxes for the years ended December 31, 2013 and 2012.

                                                  CURRENT  DEFERRED    TOTAL
------------------------------------------------------------------------------
SSAP 3 impact:
SSAP 3 - general items                           $  19,272 $(38,131) $(18,859)
------------------------------------------------------------------------------
Subtotal SSAP 3                                     19,272  (38,131)  (18,859)
SSAP 3 - unrealized gain/loss                            -     5,015     5,015
SSAP 3 - adjusted tax assets and liabilities        19,272  (33,116)  (13,845)
SSAP 3 - non-admitted impact                      (19,272)    22,196     2,924
------------------------------------------------------------------------------
Total SSAP 3 impact                              $       - $(10,920) $(10,920)
------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2013, 2012 and 2011 were as follows.

-------------------------------------------------------------------------------------------------------------------
                                                      2013                    2012                    2011
                                              ----------------------  ----------------------  ---------------------
DESCRIPTION                                     AMOUNT   TAX EFFECT     AMOUNT   TAX EFFECT     AMOUNT   TAX EFFECT
-------------------------------------------------------------------------------------------------------------------
Net Income Before Federal Income Taxes and
Capital Gains Taxes                           $  713,908 $  249,868   $  302,637 $ 105,923    $  480,413 $  168,145
Book to Tax Adjustments:                               -          -            -         -             -          -
Tax Exempt Income                              (202,777)   (70,972)    (212,356)  (74,325)     (304,201)  (106,470)
Intercompany Dividends                                 -          -            -         -       (6,294)    (2,203)
Dividend Received Deduction                        (438)      (153)        (622)     (218)         (451)      (158)
Subpart F Income, Gross-Up & Foreign Tax
Credits                                        (428,635)   (87,051)       63,904   (2,445)        14,771    (3,291)
Meals And Entertainment                                -          -            -         -             -          -
Stock Options And Other Compensation              14,354      5,024        9,756     3,415        27,409      9,593
Non-Deductible Penalties                             348        122           90        31         1,442        505
Change in Non-admitted Assets                   (86,943)   (30,430)       42,101    14,735        84,424     29,549
Change in Tax Position                                 -        599            -     (549)             -    (5,702)
Statutory Valuation Allowance                          -          -            -         -     (753,998)  (753,998)
Return to Provision                                    -    (2,844)            -   (4,319)             -    (5,690)
Branch Incorporation & Conversion                  (497)      (174)      (1,005)     (352)         (536)      (188)
Non-Deductible Expenses                                -          -            -         -        34,253     11,989
Other                                             18,066      6,322            -         -         (252)       (89)
-------------------------------------------------------------------------------------------------------------------
Total Book to Tax Adjustments                 $(686,522) $(179,557)   $ (98,132) $(64,027)    $(903,433) $(826,153)
-------------------------------------------------------------------------------------------------------------------
Total Federal Taxable Income and Tax              27,386     70,311      204,505    41,896     (423,020)  (658,008)
-------------------------------------------------------------------------------------------------------------------

Federal and Foreign Income Taxes Incurred                $ (26,144)              $(31,163)               $(104,195)
Federal Income Tax on Net Capital Gains                      37,062                 48,295                   90,032
Change in Net Deferred Income Taxes                          27,917                 22,439                (659,647)
Less: Change in Deferred Tax - Other Surplus
Items                                                        31,476                  2,325                   15,802
-------------------------------------------------------------------------------------------------------------------
Total Tax                                                $   70,311              $  41,896               $(658,008)
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

OPERATING LOSS AND TAX CREDIT CARRY FORWARDS

At December 31, 2013, the Company had net operating loss
carryforwards generated between 2009 and 2012 expiring through
the year 2032 of:                                                  $ 1,561,915

At December 31, 2013, the Company had capital loss carryforwards generated between 2009 and 2012 expiring through the year 2015
of:                                                               $          -

At December 31, 2013, the Company had AMT credit carryforwards,
which do not expire, in the amount of:                            $          -

At December 31, 2013, the Company had foreign tax credits
expiring through the year 2021 of:                                $     53,974

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2013. The Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will not significantly change within the next 12 months, and an estimate of the reasonably possible change cannot be made at this time.

As of December 31, 2013 the Company recorded gross receivables related to tax return errors and omissions in the amount of $33,957, all of which were non admitted. As of December 31, 2013, there were no liabilities related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2013, the tax years from 2000 to 2012 remain open.

--------------------------------------------------------------------------------
  47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table lists those companies that form part of the 2013 AIG consolidated federal income tax return.

-------------------------------------------------------------------------------------------------------------------------------
Company                     Company                  Company                   Company                   Company
-------------------------------------------------------------------------------------------------------------------------------
A.I. Credit Consumer        Aircraft 32A-556 Inc.    Aircraft Andros Inc.      ILFC Aviation             United Guaranty
Discount Company                                                               Consulting, Inc.          Mortgage Insurance
                                                                                                         Company of North
                                                                                                         Carolina
A.I. Credit Corp.           Aircraft 32A-579 Inc.    Aircraft B757 29377 Inc.  ILFC Dover, Inc.          United Guaranty
                                                                                                         Partners Insurance
                                                                                                         Company
AeroTurbine, Inc.           Aircraft 32A-585 Inc.    Aircraft B757 29382 Inc.  ILFC Holdings, Inc.       United Guaranty
                                                                                                         Residential Insurance
                                                                                                         Company
AGC Life Insurance          Aircraft 32A-645 Inc.    Aircraft B767 26264       ILFC Volare, Inc.         United Guaranty
Company                                              Inc.                                                Residential Insurance
                                                                                                         Company of North
                                                                                                         Carolina
Agency Management           Aircraft 32A-726 Inc.    Aircraft B767 29388       Illinois National         United Guaranty
Corporation                                          Inc.                      Insurance Co.             Services, Inc.
AICCO, Inc. [Delaware]      Aircraft 32A-760 Inc.    Aircraft Lotus Inc.       Innovative Risk           VALIC Financial
                                                                               Management, Inc.          Advisors, Inc.
AIG Advisor Group, Inc.     Aircraft 32A-775 Inc.    Aircraft SPC-11, Inc.     Interlease Aircraft       VALIC Retirement
                                                                               Trading Corporation       Services Company
AIG Aerospace               Aircraft 32A-782 Inc.    Aircraft SPC-12, Inc.     Interlease Management     Vision2020 Wealth
Adjustment Services, Inc.                                                      Corporation               Management Corp.
AIG Aerospace Insurance     Aircraft 32A-810 Inc.    Aircraft SPC-14, Inc.     International Lease       Webatuck Corp.
Services, Inc.                                                                 Finance Corporation
AIG Assurance Company       Aircraft 32A-987 Inc.    Aircraft SPC-15, Inc.     Intrepid Security, Inc.   Western National
                                                                                                         Marketing Group, Inc.
AIG Capital Corporation     Aircraft 32A-993, Inc.   Aircraft SPC-3, Inc.      Iris Energy Holding LP    Whitney US Leasing,
                                                                                                         Inc.
AIG Central Europe &        Aircraft 33A-132, Inc.   Aircraft SPC-4, Inc.      Klementine Holdings,      Woodbury Financial
CIS Insurance Holdings                                                         Inc.                      Services, Inc.
Corporation
AIG Claims, Inc.            Aircraft 33A-272 Inc.    Aircraft SPC-8, Inc.      Klementine Leasing,
                                                                               Inc.
AIG Commercial              Aircraft 33A-358 Inc.    Aircraft SPC-9, Inc.      Knickerbocker
Equipment Finance, Inc.                                                        Corporation
AIG Consumer Finance        Aircraft 33A-364 Inc.    AIU Insurance             L16, INC.
Group, Inc.                                          Company
AIG Credit (Europe)         Aircraft 33A-95 Inc.     Akita, Inc.               Lexington Insurance
Corporation                                                                    Company
AIG Credit Corp.            Aircraft 34A-114 Inc.    AM Holdings LLC           Livetravel, Inc.
AIG Direct Insurance        Aircraft 34A-152 Inc.    Ambler Holding Corp.      Macori, Inc. [Texas]
Services, Inc.
AIG Employee Services,      Aircraft 34A-164 Inc.    American Athletic         Maksin Management
Inc.                                                 Club, Inc.                Corporation
AIG Equipment Finance       Aircraft 34A-214 Inc.    American General          Managed Care
Holdings, Inc.                                       Annuity Service           Concepts of Delaware,
                                                     Corporation               Inc.
AIG Federal Savings         Aircraft 34A-216 Inc.    American General          Medical Excess
Bank                                                 Assignment                Insurance Services, Inc.
                                                     Corporation
AIG Financial Advisor       Aircraft 34A-395 Inc.    American General          MG Reinsurance
Services, Inc.                                       Assignment                Limited
                                                     Corporation of New
                                                     York
AIG Financial Products      Aircraft 34A-48 Inc.     American General          MIP Mezzanine, LLC
Corp.                                                Bancassurance
                                                     Services, Inc.
AIG Financial Securities    Aircraft 34A-93 Inc.     American General          MIP PE Holdings, LLC
Corp.                                                Distributors, Inc.
AIG Funding, Inc.           Aircraft 73B-25374 Inc.  American General          Morefar Marketing, Inc.
                                                     Equity Services
                                                     Corporation
AIG G5, Inc.                Aircraft 73B-25375 Inc.  American General          Mt. Mansfield
                                                     Insurance Agency, Inc.    Company, Inc.
AIG Global Asset            Aircraft 73B-26315 Inc.  American General          National Union Fire
Management Holdings                                  International, Inc.       Insurance Company of
Corp.                                                                          Pittsburgh, Pa.
AIG Global Claims           Aircraft 73B-26316 Inc.  American General          National Union Fire
Services, Inc.                                       Investment                Insurance Company of
                                                     Management                Vermont
                                                     Corporation
AIG Global Real Estate      Aircraft 73B-26317 Inc.  American General Life     New England Sports,
Investment Corp.                                     Insurance Company         Recreation &
                                                                               Entertainment RPG,
                                                                               Inc.
AIG Global Services, Inc.   Aircraft 73B-26323 Inc.  American General          New Hampshire
                                                     Realty Investment         Insurance Company
                                                     Corporation
AIG Insurance               Aircraft 73B-28249 Inc.  American Home             New Hampshire
Management Services,                                 Assurance Company         Insurance Services, Inc.
Inc.
AIG International Inc.      Aircraft 73B-28252 Inc.  American International    Park Topanga Aircraft
                                                     Facilities Management,    Inc.
                                                     Inc.
AIG Kirkwood, Inc.          Aircraft 73B-29360 Inc.  American International    Pearce & Pearce, Inc.
                                                     Group, Inc.
AIG Life Holdings, Inc.     Aircraft 73B-30036 Inc.  American International    Pelican 35302, Inc.
                                                     Realty Corp.
AIG Life of Bermuda,        Aircraft 73B-30635 Inc.  American International    Phil Ritson's 19th Hole
Ltd.                                                 Reinsurance Company,      Inc.
                                                     Ltd.
AIG Lodging                 Aircraft 73B-30645 Inc.  Apollo Aircraft Inc.      Pine Street Brokers
Opportunities, Inc.                                                            Corp.
AIG Markets, Inc.           Aircraft 73B-30646 Inc.  Applewood Funding         Pine Street Real Estate
                                                     Corp.                     Holdings Corp.
AIG Matched Funding         Aircraft 73B-30661 Inc.  Barnegat Funding Corp.    Prairie SAHP Corp.
Corp.
AIG North America, Inc.     Aircraft 73B-30671 Inc.  CABREA, Inc.              Risk Specialists
                                                                               Companies Insurance
                                                                               Agency, Inc.
AIG Offshore Systems        Aircraft 73B-30706 Inc.  Charleston Bay SAHP       Risk Specialists
Services, Inc.                                       Corp.                     Companies, Inc.
AIG PC European             Aircraft 73B-30730 Inc.  Charmlee Aircraft Inc.    Risk Specialists
Insurance Investments Inc.                                                     Company of Kentucky,
                                                                               Inc.
AIG PC Global Services,     Aircraft 73B-31127 Inc.  Chartis Africa            Royal Alliance
Inc.                                                 Holdings, Inc.            Associates, Inc.

--------------------------------------------------------------------------------
  48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Company                   Company                  Company                   Company                  Company
--------------------------------------------------------------------------------------------------------------
AIG Portfolio Solutions   Aircraft 73B-32796 Inc.  Chartis Bonfire           SA Investment Group,
LLC                                                Corporation               Inc.
AIG Procurement           Aircraft 73B-32841 Inc.  Chartis Excess Limited    SAAHP GP Corp.
Services, Inc.
AIG Property Casualty     Aircraft 73B-33220 Inc.  Chartis Iraq, Inc.        SAFG Retirement
Company                                                                      Services, Inc.
AIG Property Casualty     Aircraft 73B-35279 Inc.  Chartis Latin America     SagePoint Financial,
Inc.                                               Investments, LLC          Inc.
AIG Property Casualty     Aircraft 73B-38819 Inc.  Chartis Libya, Inc.       SAI Deferred
Insurance Agency, Inc.                                                       Compensation
                                                                             Holdings, Inc.
AIG Property Casualty     Aircraft 73B-38821 Inc.  Chartis Memsa             SCSP Corp.
International, LLC                                 Holdings, Inc.
AIG Property Casualty     Aircraft 73B-41794 Inc.  Chartis Non-Life          Service Net Permanent,
U.S., Inc.                                         Holding Company           Inc.
                                                   (Japan), Inc.
AIG Real Estate           Aircraft 73B-41796 Inc.  Commerce and Industry     Service Net Solutions
Investment &                                       Insurance Company         of Florida, LLC
Management Co. (P.R.),
Inc.
AIG Realty, Inc.          Aircraft 73B-41806 Inc.  Connective Mortgage       Service Net Warranty
                                                   Advisory Company          Holdings, Inc.
AIG Relocation, Inc.      Aircraft 73B-41815 Inc.  Crossings SAHP Corp.      Service Net Warranty
                                                                             International, Inc.
AIG S1, Inc.              Aircraft 74B-24958 Inc.  Delos Aircraft Inc.       Service Net Warranty,
                                                                             LLC
AIG Securities Lending    Aircraft 74B-26255 Inc.  Design Professionals      Sierra US Leasing, Inc.
Corp.                                              Association Risk
                                                   Purchasing Group, Inc.
AIG Shared Services       Aircraft 74B-26326 Inc.  DIL/SAHP Corp.            Spicer Energy LLC
Corporation
AIG Shared Services       Aircraft 74B-27595 Inc.  DirectDME, Inc.           Spicer Holding Corp.
Corporation -
Management Services
AIG Specialty Insurance   Aircraft 74B-27602 Inc.  Eaglestone Reinsurance    States Aircraft, Inc.
Company                                            Company
AIG Spring Ridge I, Inc.  Aircraft 74B-28194 Inc.  Eastgreen, Inc.           Stowe Mountain
                                                                             Holdings, Inc.
AIG Trading Group Inc.    Aircraft 74B-29375 Inc.  Euclid Aircraft, Inc.     SubGen NT, Inc.
AIG Travel Assist, Inc.   Aircraft 75B-26276 Inc.  F 2000, Inc.              SunAmerica Affordable
                                                                             Housing Partners, Inc.
AIG Travel Insurance      Aircraft 75B-28833 Inc.  FALCON-116 (UTAH)         SunAmerica Asset
Agency, Inc.                                       TRUST                     Management Corp.
AIG Warranty Services of  Aircraft 75B-28834 Inc.  Financial Service         SunAmerica Capital
Florida, Inc.                                      Corporation               Services, Inc.
AIG Warranty Services,    Aircraft 75B-28836 Inc.  First Mortgage            SunAmerica Fund
Inc.                                               Insurance Company         Services, Inc.
AIG WarrantyGuard, Inc.   Aircraft 76B-26261 Inc.  Fleet Solutions           SunAmerica Retirement
                                                   Holdings Inc.             Markets, Inc.
AIG.COM, Inc.             Aircraft 76B-26327 Inc.  Flying Fortress           Team Classic Golf
                                                   Financing Inc.            Services, Inc.
AIG-FP Capital Funding    Aircraft 76B-26329 Inc.  Flying Fortress Inc.      Temescal Aircraft Inc.
Corp.
AIG-FP Capital            Aircraft 76B-27597 Inc.  Flying Fortress           The Gulf Agency, Inc.
Preservation Corp.                                 Investments Inc.
AIG-FP Matched Funding    Aircraft 76B-27600 Inc.  Flying Fortress US        The Insurance
Corp.                                              Leasing Inc.              Company of the State of
                                                                             Pennsylvania
AIG-FP Pinestead          Aircraft 76B-27611 Inc.  Forest SAHP Corp.         The United States Life
Holdings Corp.                                                               Insurance Company in
                                                                             the City of New York
Aircraft 32A-1658 Inc.    Aircraft 76B-27613 Inc.  Forthright Agency of      The Variable Annuity
                                                   Ohio, Inc. (Dissolved     Life Insurance
                                                   06/01/2013)               Company
Aircraft 32A-1695 Inc.    Aircraft 76B-27615 Inc.  FSC Agency of Puerto      Top Aircraft, Inc.
                                                   Rico, Inc.
Aircraft 32A-1905 Inc.    Aircraft 76B-28132 Inc.  FSC Agency, Inc.          Travel Guard Group,
                                                                             Inc.
Aircraft 32A-1946 Inc.    Aircraft 76B-28206 Inc.  FSC Securities            Travel Guard
                                                   Corporation               Worldwide, Inc.
Aircraft 32A-2024 Inc.    Aircraft 77B-29404 Inc.  Global Loss Prevention,   U G Corporation
                                                   Inc.
Aircraft 32A-2180 Inc.    Aircraft 77B-29908 Inc.  Grand Savannah SAHP       UG Shared Services,
                                                   Corp.                     Inc.
Aircraft 32A-2278 Inc.    Aircraft 77B-32717 Inc.  Grand Staircase Aircraft  United Guaranty
                                                   Inc.                      Commercial Insurance
                                                                             Company of North
                                                                             Carolina
Aircraft 32A-2279 Inc.    Aircraft 77B-32719 Inc.  Granite State Insurance   United Guaranty
                                                   Company                   Corporation
Aircraft 32A-2594 Inc.    Aircraft 77B-32723 Inc.  Health Direct, Inc.       United Guaranty Credit
                                                                             Insurance Company
Aircraft 32A-2731 Inc.    Aircraft A330 143 Inc.   Highfield Holding         United Guaranty
                                                   Corp.                     Insurance Company
Aircraft 32A-3147 Inc.    Aircraft A330 72 Inc.    Hyperion Aircraft         United Guaranty
                                                   Financing Inc.            Mortgage Indemnity
                                                                             Company
Aircraft 32A-3148 Inc.    Aircraft A330 98 Inc.    Hyperion Aircraft Inc.    United Guaranty
                                                                             Mortgage Insurance
                                                                             Company

--------------------------------------------------------------------------------
  49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10.CAPITAL AND SURPLUS, DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS
--------------------------------------------------------------------------------

A. Dividend Restrictions
--------------------------------------------------------------------------------
Under New York law, the Company may pay cash dividends only from unassigned funds (surplus) determined on a statutory basis

Further, the Company is restricted (on the basis of the lower of 10 percent of the Company's statutory earned surplus as of December 31, 2013, or 100 percent of the Company's adjusted net investment income for the preceding 36 month period ended December 31, 2013) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the NY DFS.

The Company paid the following amounts for dividends during 2013 and 2012

----------------------------------------------------------------------------
  2013                                                    STATE APPROVAL
-----------                                           ----------------------
DATE PAID    AMOUNT          TYPE OF DIVIDEND         REQUIRED   OBTAINED
----------------------------------------------------------------------------
VARIOUS    $       524           ORDINARY               NO     NOT REQUIRED
03/19/13        77,000           ORDINARY               NO     NOT REQUIRED
04/01/13        23,000           ORDINARY               NO     NOT REQUIRED
05/13/13       180,000           ORDINARY               NO     NOT REQUIRED
09/01/13       394,435         EXTRAORDINARY            YES        YES
09/06/13       220,000           ORDINARY               YES        YES
09/30/13       320,000         EXTRAORDINARY            YES        YES
----------------------------------------------------------------------------
 TOTAL     $ 1,214,959
----------------------------------------------------------------------------

----------------------------------------------------------------------------
  2012                                                    STATE APPROVAL
-----------                                           ----------------------
DATE PAID    AMOUNT          TYPE OF DIVIDEND         REQUIRED   OBTAINED
----------------------------------------------------------------------------
03/27/12   $     1,589           Ordinary               No     Not required
03/27/12        48,411           Ordinary               No     Not required
05/10/12       315,000           Ordinary               No     Not required
06/27/12        10,000           Ordinary               No     Not required
11/01/12       129,000           Ordinary               No     Not required
Various         18,716           Ordinary               No     Not required
----------------------------------------------------------------------------
 Total     $   522,716
----------------------------------------------------------------------------

As of December 31, 2013, the maximum dividend payment which may be made by the Company, without prior approval, during 2014 is $509,009. Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholder. The Company has agreed to provide advance notice to the NY DFS of (i) any proposed transactions between the Company and AIG or an AIG affiliate not in the ordinary course of business, and (ii) any proposed dividends or distributions.

B. Capital & Surplus
--------------------------------------------------------------------------------
Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned funds (surplus) at December 31, 2013 and 2012 represented or reduced by each item below is as follows:

-------------------------------------------------------------------------------
                                                         AS ADJUSTED
YEARS ENDED DECEMBER 31,                        2013        2012        2012
-------------------------------------------------------------------------------
Unrealized gains and losses                 $     27,943 $  200,037  $  240,714
Non-admitted asset values                    (1,167,295)  (957,231)   (939,992)
Provision for reinsurance                       (57,751)          -    (49,111)
-------------------------------------------------------------------------------

The Company exceeded minimum NAIC risk based capital (RBC) requirements at December 31, 2013 and 2012, respectively.

--------------------------------------------------------------------------------
  50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

With the approval of the NY DFS, American Home executed a quasi-reorganization effective March 31, 2012; which restated Gross Paid-in and Contributed Surplus to Unassigned Surplus. The impact of the quasi reorganization is as follows:

-------------------------------------------------------------------------------
                                        Change in Gross Paid-in    Change in
                                        and Contributed Surplus UnassignedFunds
-------------------------------------------------------------------------------
                                   2012       $(1,000,000)        $1,000,000
-------------------------------------------------------------------------------

11.CONTINGENCIES
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------
The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

In connection with the multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50 million, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's ongoing operations of the business subject to the agreement, or on similar business written by other AIG carriers.

Caremark Litigation: AIG, National Union Fire Insurance Company of Pittsburgh, Pa. and AIG Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) (collectively, the "AIG Defendants") have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. ("Caremark"). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage.

The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

On August 15, 2012, the trial court entered an order granting plaintiffs' motion for class certification. AIG and the other defendants have appealed that order to the Alabama Supreme Court, and the case in the trial court will be stayed until that appeal is resolved. General discovery has not commenced and the Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

Workers' Compensation Matters: On May 24, 2007, the National Council on Compensation Insurance (NCCI), on behalf of the participating members of the National Workers' Compensation Reinsurance Pool (the NWCRP), filed a lawsuit in the United States District Court for the Northern District of Illinois (the District Court) against AIG and certain subsidiaries (collectively, the "AIG Parties") with respect to the underpayment by AIG of its residual market assessments for workers' compensation insurance. The complaint alleged claims for violations of RICO, breach of contract,

--------------------------------------------------------------------------------
  51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

fraud and related state law claims arising out of our alleged underpayment of these assessments between 1970 and the present and sought damages purportedly in excess of $1 billion.

On April 1, 2009, Safeco Insurance Company of America ("Safeco") and Ohio Casualty Insurance Company ("Ohio Casualty") filed a complaint in the District Court, on behalf of a purported class of all NWCRP participant members, against the AIG Parties with respect to the underpayment of their residual market assessments for workers' compensation insurance. The complaint was styled as an "alternative complaint," should the District Court grant the AIG Parties motion to dismiss the NCCI lawsuit for lack of subject-matter jurisdiction, which motion to dismiss was ultimately granted on August 23, 2009. The allegations in the class action complaint are substantially similar to those filed by the NWCRP.

On February 28, 2012, the District Court entered a final order and judgment approving a class action settlement between the AIG Parties and a group of intervening plaintiffs, made up of seven participating members of the NWCRP, which would require the AIG Parties to pay $450 million to satisfy all liabilities to the class members arising out of the workers' compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in the Workers' Compensation Fund. Liberty Mutual filed papers in opposition to approval of the proposed settlement and in opposition to certification of a settlement class, in which it alleged the AIG Parties' actual exposure, should the class action continue through judgment, to be in excess of $3 billion. The AIG Parties dispute this allegation. Liberty Mutual and its subsidiaries Safeco and Ohio Casualty subsequently appealed the District Court's final order and judgment to the United States Court of Appeals for the Seventh Circuit (the "Seventh Circuit"). On January 10, 2013, the AIG Parties and Liberty Mutual entered into a settlement under which Liberty Mutual, Safeco and Ohio Casualty agreed voluntarily to withdraw their appeals. In furtherance of such settlement, the AIG Parties, the Liberty Mutual parties and the settlement class plaintiffs submitted an agreed stipulation of dismissal to the Seventh Circuit. On March 25, 2013, the Seventh Circuit dismissed the appeal. The $450 million settlement amount was then disbursed to the class members, and the matter is now concluded.

RICO Actions: Commencing in 2004, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in one or more broad conspiracies to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey (the "District of New Jersey") for coordinated pretrial proceedings. The consolidated actions have proceeded in that Court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the "Commercial Complaint") and In re Employee Benefits Insurance Brokerage Antitrust Litigation (the "Employee Benefits Complaint", and, together with the Commercial Complaint, the "Multi-District Litigation").

The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants are alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries. The Commercial Complaint also named various brokers and other insurers as defendants. The Commercial Complaint alleges that defendants engaged in a number of overlapping "broker-centered" conspiracies to allocate customers through the payment of contingent commissions to brokers and through purported "bid-rigging" practices. It also alleges that the insurer and broker defendants participated in a "global" conspiracy not to disclose to policyholders the payment of contingent commissions. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, and the antitrust laws of 48 states and the District of Columbia, and are liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and Sherman Antitrust Act violations.

The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employers alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG and certain subsidiaries, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, track the allegations of customer allocation through steering and bid-rigging made in the Commercial Complaint.

On August 16, 2010, the United States Court of Appeals for the Third Circuit (the Third Circuit) affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. On March 30, 2012, the District Court granted final approval of a settlement between AIG, certain AIG subsidiaries and certain other defendants on the one hand, and class plaintiffs on the other, which settled the claims asserted against those defendants in the Commercial Complaint. Pursuant to the settlement, AIG and certain AIG subsidiaries paid approximately $7 million of a total

--------------------------------------------------------------------------------
  52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

aggregate settlement amount of approximately $37 million. On April 27, 2012, notices of appeal of the District Court order granting final approval were filed in the Third Circuit. As of December 5, 2012, the Third Circuit had dismissed all appeals from the District Court order granting final approval of the settlement, and the settlement is now final.

A number of complaints making allegations similar to those in the Multi-District Litigation have been filed against AIG, certain AIG subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the Multi-District Litigation. The parties in Avery Dennison Corp. v. Marsh & McLennan Companies, Inc. (Avery), the last remaining consolidated action, entered into a settlement agreement on April 4, 2013.

Finally, the AIG and certain AIG subsidiaries have settled the four state court actions filed in Florida, New Jersey, Texas, and Kansas state courts, where plaintiffs had made similar allegations as those asserted in the Multi-District Litigation.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------
Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Admitted Pool.

C. Other Commitments
--------------------------------------------------------------------------------
As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2013, the Company may be called upon for additional capital investments of up to $462,165. The Company may also be called upon for an additional $7,046 in connection with guarantees related to its real estate equity investments.

In connection with its inter-company reinsurance program with AIG South Africa Limited, the Company instructed The Standard Bank of South Africa Limited to issue a standby letter of credit to AIG South Africa Limited that secures the Company's reinsurance payment obligations up to ZAR 1,200,000 (USD equivalent of $114,343). The Company agreed to reimburse the bank for any amounts paid by the bank under the stand by letter of credit.

D. Guarantees
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

--------------------------------------------------------------------------------
  54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following schedule sets forth the effective and termination dates (agreements with Guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2013:

------------------------------------------------------------------------------------------------------------------------------
                                                                       POLICYHOLDER                  ESTIMATED  POLICYHOLDERS'
                                                     DATE      DATE    OBLIGATIONS @ INVESTED ASSETS   LOSS @      SURPLUS
GUARANTEED COMPANY                                  ISSUED  TERMINATED  12/31/2013     @12/31/2013   12/31/2013  @12/31/2013
------------------------------------------------------------------------------------------------------------------------------
21st Century Advantage Insurance Company        *  12/15/97   8/31/09   $     2,431   $     27,964      $  -     $    27,678
(f/k/a AIG Advantage Insurance Company )

21st Century North America Insurance            *   11/5/97   8/31/09        31,212        562,489         -         532,580
Company (f/k/a American International
Insurance Company )

21st Century Pinnacle Insurance Company (f/k/   *  12/15/97   8/31/09         4,637         41,520         -          40,739
a American International Insurance Company
of New Jersey)

21st Century Superior Insurance Company (f/k/   *  12/15/97   8/31/09            59         29,761         -          29,213
a American International Insurance Company
of California, Inc.)

AIG Edison Life Insurance Company (f/k/a GE     **  8/29/03   3/31/11     9,475,743     87,744,037         -       3,813,114
Edison Life Insurance Company)

American General Life and Accident Insurance    +    3/3/03   9/30/10     8,017,782    155,975,108         -      12,656,146
Company

American General Life Insurance Company              3/3/03  12/29/06    31,676,615    155,975,108         -      12,656,146

American International Assurance Company        #   11/1/02  10/31/10       443,000      1,799,000         -         574,000
(Australia) Limited

Chartis Europe, S.A. (f/k/a AIG Europe, S.A.)  ++   9/15/98  12/31/12     3,817,370     14,800,226         -       5,253,810

Chartis Seguros Mexico SA (f/k/a AIG Mexico     ## 12/15/97                 197,659        123,442         -         108,970
Seguros Interamericana, S.A. de C.V.)

Chartis UK (f/k/a Landmark Insurance           ++    3/2/98  11/30/07       210,686     14,800,226         -       5,253,810
Company, Limited (UK))

Farmers Insurance Hawaii (f/k/a AIG Hawaii      *   11/5/97   8/31/09         7,348         87,069         -          82,700
Insurance Company, Inc.)

Lloyd's Syndicate 1414 (Ascot Corporate             1/20/05  10/31/07        37,264        655,230         -         141,372
Name)

SunAmerica Annuity and Life Assurance           +    1/4/99  12/29/06    13,491,611    155,975,108         -      12,656,146
Company (Anchor National Life Insurance
Company)

SunAmerica Life Insurance Company               +    1/4/99  12/29/06     6,397,299    155,975,108         -      12,656,146

The United States Life Insurance Company in          3/3/03   4/30/10     5,035,946     25,020,395         -       1,765,241
the City of New York

The Variable Annuity Life Insurance Company          3/3/03  12/29/06    48,025,354     76,603,754         -       4,811,866

* The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group (ZFSG), n/k/a Zurich Insurance Company Limited. As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to its obligations under this guarantee.

** AIG Edison Life Insurance Company (Edison) was sold by AIG to Prudential Financial, Inc. (PFI) on February 1, 2011. As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee.Edison merged into Gibraltar Life Insurance Co., Ltd. (GLIC) on January 1, 2012. The policyholder obligations disclosed represent those of the guaranteed entity as of December 31, 2013.

**** AIG sold its interest in the HSB Group to Munich Re Group on March 31,
     2009. In connection with the sale, Munich Re Group provided the Company with a hold harmless agreement with respect to the Company's obligations under the guarantee.

# The guaranteed company was formerly a subsidiary of AIG. In previous years AIA provided the direct policyholders obligations as of each year end. However, starting in 2014 AIA declined to provide financial information relative to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholders' obligations and were in a positive surplus position.The guaranteed policyholder obligations will decline as the policies expire. Additionally, the guaranteed entities have an insurer financial strength rating for 2013 of "AA-" from Standard & Poor's.

--------------------------------------------------------------------------------
  54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

++ Chartis Select Insurance Company merged into Lexington Insurance Company effective January 1, 2012. The policyholder obligations disclosed represent those of the guaranteed entity as of December 31, 2013. Invested assets and policyholders' surplus disclosed represent the amount reported by Lexington Insurance Company as of December 31, 2013.The policyholder obligations disclosed represent those of the guaranteed entity as of November 30, 2013. Invested assets and policyholders' surplus disclosed represents the amount reported by AEL as of November 30, 2013.

+++++ The guaranteed company transferred all its insurance assets and liabilities to AI Reinsurance Company and AIG Europe Limited on or before December 1, 2013. As a result, Chartis Excess has no policyholder obligations as of December 31, 2013. In addition, effective December 17, 2013 Chartis Excess voluntarily terminated its insurance license and no additional obligations will be incurred relating to this guarantee.

E. Product Warranties
--------------------------------------------------------------------------------
Unearned premium reserves are established to be reflective of the best estimate as to when losses covered by the policy will be incurred. The Company utilizes historical loss emergence patterns from its existing warranty portfolio to determine the rate at which revenue should be recognized. Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Examples of some terms and conditions that impact the rate at which revenue is recognized include the length of underlying service contracts, length of the underlying manufacturer's warranty on parts and on labor, and exposures not covered by the manufacturer's warranty but covered by our policy. As of December 31, 2013 and 2012, the product warranty liability balance was $64,837 and $43,689, respectively.

12.OTHER SIGNIFICANT MATTERS
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------
As of December 31, 2013 and 2012, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

-------------------------------------------------------------------------------
OTHER ADMITTED ASSETS                                         2013      2012
-------------------------------------------------------------------------------
Deposit accounting assets                                   $  16,971 $   3,842
Guaranty funds receivable and on deposit                        7,047     8,538
Intangibles - Canada                                         (45,471)  (54,566)
Loss funds on deposit                                          51,570    50,904
Other assets                                                  119,866   106,645
-------------------------------------------------------------------------------
TOTAL OTHER ADMITTED ASSETS                                 $ 149,983 $ 115,363
-------------------------------------------------------------------------------

B. Other Liabilities
--------------------------------------------------------------------------------
As of December 31, 2013 and 2012, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

-------------------------------------------------------------------------------
OTHER LIABILITIES                                            2013       2012
-------------------------------------------------------------------------------
Accounts payable                                          $   43,367 $   48,757
Accrued retrospective premiums                                44,075     49,630
Advance premiums                                               5,147      7,619
Amounts withheld or retained by company for account of
  others                                                       3,797      3,175
Deferred commission earnings                                  25,900      7,849
Deposit accounting liabilities                                91,911     86,648
Deposit accounting liabilities - funds held                    2,015     17,981
Liability for pension and severance pay                       15,254     18,308
Policyholder funds on deposit                                 14,735     12,558
Remittances and items not allocated                           25,287     34,172
Retroactive reinsurance payable                                  158         82
Retroactive reinsurance reserves - ceded                     (9,259)    (5,592)
Servicing carrier liability                                    4,962      5,699
Escrow funds (NICO)                                           29,946     22,748
Paid loss clearing                                         (164,131)  (330,135)
Other liabilities, includes suspense accounts, expense
  account balances, and certain accruals                     241,819    192,224
-------------------------------------------------------------------------------
TOTAL OTHER LIABILITIES                                   $  374,983 $  171,723
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2012 paid loss clearing amounts representing claims payments made to reduce liabilities, totaling $(330,135) were reclassified from Other Assets to Other Liabilities to conform to the current period presentation.

C. Other (Expense)/ Income
--------------------------------------------------------------------------------
For the years ended December 31, 2013, 2012 and 2011, other income (expenses) as reported in the accompanying Statements of Income and Changes in Capital and Surplus were comprised of the following balances:

-------------------------------------------------------------------------------
OTHER (EXPENSES) INCOME                             2013      2012      2011
-------------------------------------------------------------------------------
Other income                                      $  22,740 $  43,336 $  18,192
Fee income on deposit programs                        7,089     6,641     6,198
Equities and deposits in pools and associations         (5)        39         -
Interest expense on reinsurance program            (38,802)  (39,541)  (51,139)
Foreign exchange gain (loss)                            153       225   (3,026)
-------------------------------------------------------------------------------
TOTAL OTHER (EXPENSES) INCOME                     $ (8,825) $  10,700 $(29,775)
-------------------------------------------------------------------------------

D. Non Cash items
--------------------------------------------------------------------------------
For the years ended December 31, 2013, 2012 and 2011, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

-------------------------------------------------------------------------------
NON-CASH TRANSACTIONS                              2013      2012      2011
-------------------------------------------------------------------------------

CAPITAL CONTRIBUTION TO PARENT
  Other                                                 -   54,250      61,758
Dividends to parent:                                    -        -           -
  Securities                                            -   48,411      27,458
  Other                                          (395,483) (18,716)          -
Loss portfolio transfer:                                -        -           -
  Premiums collected                             (220,140)   8,083           -
  Benefit and loss related payments              (592,647)  58,384   1,092,875
  Funds held                                            -  (66,467) (1,092,875)
  Securities                                       35,446        -           -
  Other                                           777,341        -           -
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

13.SUBSEQUENT EVENTS
--------------------------------------------------------------------------------
Subsequent events have been considered through April 25, 2014 for these Financial Statements issued on April 28, 2014.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

Effective January 1, 2014, the Admitted Pooling Agreement was terminated and replaced with a new pooling agreement (the Combined Pooling Agreement) among the twelve companies listed below, collectively named the Combined Pool. The member companies of the Combined Pool, their NAIC company codes, inter-company pooling percentages under the Combined Pooling Agreement and previous pools participation and states of domicile are as follows:

-------------------------------------------------------------------------------------------------------
                                       COMBINED POOL     ADMITTED POOL     SURPLUS POOL
                                       PARTICIPATION     PARTICIPATION     PARTICIPATION
                             NAIC     PERCENTAGE AS OF PERCENTAGE AS OF  PERCENTAGE AS OF    STATE OF
           COMPANY       COMPANY CODE JANUARY 1, 2014  DECEMBER 31, 2013 DECEMBER 31, 2013   DOMICILE
-------------------------------------------------------------------------------------------------------
(1)   National Union        19445           30%               38%               N/A        Pennsylvania
(2)   American Home         19380           30%               36%               N/A          New York
(3)   Lexington             19437           30%               N/A               90%          Delaware
(4)   C&I                   19410           5%                11%               N/A          New York
(5)   APCC                  19402           5%                5%                N/A        Pennsylvania
(6)   ISOP                  19429           0%                5%                N/A        Pennsylvania
(7)   New Hampshire         23841           0%                5%                N/A        Pennsylvania
(8)   Specialty             26883           0%                N/A               10%          Illinois
(9)   Assurance             40258           0%                0%                N/A        Pennsylvania
(10)  Granite State         23809           0%                0%                N/A        Pennsylvania
(11)  Illinois National     23817           0%                0%                N/A          Illinois
(12)  AIU Insurance
      Company               19399           0%                N/A               N/A          New York
-------------------------------------------------------------------------------------------------------

Through April 23, 2014, the Company received $272,133 from the other Combined Pool participants, as partial consideration for the transfer of net assets in connection with the pooling. An additional amount of $2,039,370, is expected to be received by the Company on or before May 15, 2014 related to final settlement of the pooling.

In order to rebalance the capital accounts of the companies in the Combined Pool, the participants of the Combined Pool made distributions out of capital or received contributions of capital during January 2014 as indicated in the table below:

-------------------------------------------------------------------------------
                                                                     UNASSIGNED
COMPANY                                  CAPITAL STOCK GROSS PAID-IN   FUNDS
-------------------------------------------------------------------------------
National Union                             $      -     $1,307,500   $        -
American Home                                     -      1,302,500            -
APCC                                              -        305,000            -
Specialty                                         -      (195,000)    (435,000)
ISOP                                              -      (400,000)    (250,000)
C&I                                         (1,162)      (432,763)    (226,075)
Lexington                                         -              -    (500,000)
New Hampshire                                     -      (475,000)            -
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2013 and 2012 and for years ending December 31, 2013, 2012 and 2011.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                             CONTRACT FORM UIT-981

                           PART C. OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements:

    (i)Audited Financial Statements - The Variable Annuity Life Insurance
       Company
       Report of Independent Registered Public Accounting Firm
       Consolidated Balance Sheets
       Consolidated Statements of Income (Loss)
       Consolidated Statements of Comprehensive Income (Loss)
       Consolidated Statements of Shareholder's Equity
       Consolidated Statements of Cash Flows
       Notes to the Consolidated Financial Statements

   (ii)Audited Financial Statements - The Variable Annuity Life Insurance Company - Separate Account A
       Report of Independent Registered Public Accounting Firm
       Statement of Assets and Liabilities
       Statement of Operations
       Schedule of Portfolio Investments
       Statements of Changes in Net Assets
       Notes to the Financial Statements

  (iii)Statutory Financial Statements - American Home Assurance Company Report of Independent Auditors
       Statements of Admitted Assets
       Statements of Liabilities, Capital and Surplus
       Statements of Income and Changes in Capital and Surplus
       Statements of Cash Flow
       Notes to the Statutory Basis Financial Statements

(b)Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The
      Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life
      Insurance Company Board of Directors. (3)

2.    Not Applicable.

3.    Underwriting Agreement between The Variable Annuity Life Insurance
      Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (1)

4.    Form of Individual Annuity Contract (Form UIT-981). (1)

5.    Form of Application for Annuity Contract (Form UIT-981). (2)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable
      Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of
      Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life
      Insurance Company as amended through August 3, 2006. (6)


7.      Not Applicable.

8(a).   General Guarantee Agreement between The Variable Annuity Life Insurance
        Company and American Home Assurance Company. (4)

8(b). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (7)

8(c)    Amended and Restated Unconditional Capital Maintenance Agreement
        Between American International Group, Inc. and The Variable Annuity
        Life Insurance Company effective February 18, 2014 (Filed herewith)

9. (a). Opinion and consent of counsel for Depositor. (5)

9. (b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
        American Home Assurance Company. (5)

10(a)   Consent of Independent Registered Public Accounting Firm -
        PricewaterhouseCoopers, LLP. (Filed herewith)

10(b) Consent of Independent Accountants - PricewaterhouseCoopers, (Filed herewith).

11.     Not Applicable.

12.     Not Applicable.

13.     Calculation of standard and nonstandard performance information. (1)

14(a).  Powers of Attorney - The Variable Annuity Life Insurance Company.
        (Filed herewith)

14(b).  Powers of Attorney - American Home Assurance Company. (Filed herewith)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (2)

--------
/(1)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4
      Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998, accession number 0000950129-98-001760.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 32 to Form N-4
      Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, accession number 0000950129-003-002383.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 37 to Form N-4
      Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, accession number 0000354912-05-000049.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4
      Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, accession number 0000950129-05-010059.

/(6)/ Incorporated by reference to Initial Form N-4 Registration Statement
      (File No. 333-137942/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, accession number 0001193125-06-206012.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 42 to Form N-4
      Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2007, accession number 0000950129-07-009701.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR

 Jay S. Wintrob (2)                  Director, Chairman and Chief Executive
                                     Officer
 Thomas J. Diemer                    Director, Senior Vice President and Chief
                                     Risk Officer
 Jeffrey M. Farber (5)               Director
 Mary Jane B. Fortin                 Director, Executive Vice President and
                                     Chief Financial Officer
 Deborah A. Gero (2)                 Director, Senior Vice President and Chief
                                     Investment Officer
 Jana W. Greer (3)                   Director, President
 Stephen A. Maginn (3)               Director, Senior Vice President and Chief
                                     Distribution Officer
 James A. Mallon                     Director
 Jonathan J. Novak (2)               Director
 Curtis W. Olson (1)                 Director
 Glenn R. Harris                     Executive Vice President
 Robert J. Scheinerman               Executive Vice President
 Randall W. Epright                  Senior Vice President and Chief
                                     Information Officer
 Michael P. Harwood                  Senior Vice President and Chief Actuary,
                                     Corporate Illustration Actuary
 Kyle L. Jennings                    Senior Vice President and Chief
                                     Compliance Officer
 Joseph P. McKernan                  Senior Vice President
 Christine A. Nixon (2)              Senior Vice President
 Tim W. Still                        Senior Vice President and Chief
                                     Operations Officer
 Yoav Tamir (2)                      Senior Vice President, Market Risk
                                     Management
 Jesus C. Zaragoza                   Senior Vice President and Deputy Chief
                                     Financial Officer
 Steven D. Anderson                  Vice President and Controller
 Marla S. Campagna (6)               Vice President
 Jim A. Coppedge                     Vice President, General Counsel and
                                     Assistant Secretary
 Julie Cotton Hearne                 Vice President and Secretary
 William T. Devanney, Jr.            Vice President and Tax Officer
 Gavin D. Friedman (2)               Vice President and Litigation Officer
 Manda Ghaferi (2)                   Vice President
 Tracey E. Harris                    Vice President, Product Filing
 Keith C. Honig (6)                  Vice President
 David S. Jorgensen                  Vice President
 Frank Kophamel                      Vice President and Appointed Actuary
 Mallary L. Reznik (2)               Vice President and Assistant Secretary
 T. Clay Spires                      Vice President and Tax Officer
 William C. Wolfe                    Vice President and Treasurer
 Melissa H. Cozart                   Privacy Officer
 Craig M. Long                       Anti-Money Laundering and Office of
                                     Foreign Asset Control Officer
 David J. Kumatz (4)                 Assistant Secretary
 Virginia N. Puzon (2)               Assistant Secretary
 Cris Thomas                         Assistant Secretary
 Mary C. Birmingham                  38a-1 Compliance Officer
 Timothy Donovan                     Illustration Actuary

(1)3600 Route 66, Neptune, NJ 07753
(2)1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067
(3)21650 Oxnard Street, Woodland Hills, CA 91367
(4)2000 American General Way, Brentwood, TN 37027
(5)175 Water Street, NY, NY
(6)777 S. Figueroa St. Los Angeles, CA

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-14-001096, filed
February 20, 2014. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2014, a date within 90 days prior to the date of filing, there were 888 individual qualified contract owners and 9 individual non-qualified contract owners and zero (0) group contract owners of the qualified or non-qualified contracts offered by the UIT-981 prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event
(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

   AMERICAN GENERAL LIFE INSURANCE COMPANY
   Variable Separate Account
   Variable Annuity Account One
   Variable Annuity Account Two
   Variable Annuity Account Four
   Variable Annuity Account Five
   Variable Annuity Account Seven
   Variable Annuity Account Nine
   Separate Account A
   Separate Account D
   Separate Account I
   Separate Account II
   Separate Account VA-1
   Separate Account VA-2
   Separate Account VL-R
   Separate Account VUL
   Separate Account VUL-2
   AG Separate Account A

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
   FS Variable Annuity Account One
   FS Variable Annuity Account Two
   FS Variable Annuity Account Five
   Separate Account USL VA-R
   Separate Account USL VL-R
   Separate Account USL A
   Separate Account USL B

(b) The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of the separate account

 NAME AND PRINCIPAL                     POSITION AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       AIG
                                        CAPITAL SERVICES, INC.
 Peter A. Harbeck(1)                    Director

 James A. Nichols(1)                    Chief Executive Officer, President
                                        and Director
 Rebecca Snider(1)                      Chief Compliance Officer
 Frank Curran(1)                        Vice President, Controller, Financial
                                        Operations Principal, Chief Financial
                                        Officer and Treasurer
 Stephen Maginn(3)                      Senior Vice President
 Michel E. Treske(3)                    Chief Distribution Officer
 Kurt Bernlohr(4)                       Distribution Officer
 William Devanney(5)                    Vice President, Tax Officer
 Mallary Reznik(2)                      Vice President
 John T. Genoy(1)                       Vice President
 Christine A. Nixon(2)                  Secretary

  (1)Harborside Financial Plaza, 3200 Plaza 5, Jersey City, MJ 07311
  (2)1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067
  (3)21650 Oxnard Street, Woodland Hills, CA 91367
  (4)2919 Allen Parkway, Houston, TX 77019
  (5)2727A Allen Parkway, Houston, TX 77019

  (c)Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.  Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued contracts. The American Home Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The American Home Guarantee will continue to cover contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2013.

                                                  THE VARIABLE ANNUITY LIFE
                                                  INSURANCE COMPANY SEPARATE
                                                  ACCOUNT A
                                                  (Registrant)

                                             BY:  THE VARIABLE ANNUITY LIFE
                                                  INSURANCE COMPANY
                                                  (On behalf of the Registrant
                                                  and itself)

                                             BY:  /s/ MARY JANE B. FORTIN
                                                  -----------------------------
                                                  Mary Jane B. Fortin
                                                  Executive Vice President and
                                                  Chief Financial Officer

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE             DATE
---------                           -----             ----

*JAY S. WINTROB           Director, Chairman,
------------------------  President and Chief
JAY S. WINTROB            Executive Officer           April 28, 2014

*THOMAS J. DIEMER         Director, Senior Vice
------------------------  President and Chief Risk
THOMAS J. DIEMER          Officer                     April 28, 2014

*JEFFREY M. FARBER        Director
------------------------
JEFFREY M. FARBER                                     April 28, 2014

MARY JANE B. FORTIN       Director, Executive Vice
------------------------  President and Chief
*MARY JANE B. FORTIN      Financial Officer           April 28, 2014

*DEBORAH A. GERO          Director, Senior Vice
------------------------  President and Chief
DEBORAH A. GERO           Investment Officer          April 28, 2014

*JANA W. GREER            Director and President -
------------------------  Individual Retirement
JANA W. GREER                                         April 28, 2014

*STEPHEN A. MAGINN        Director, Senior Vice
------------------------  President and Chief
STEPHEN A. MAGINN         Distribution Officer        April 28, 2014

*JAMES A. MALLON          Director and President -
------------------------  Life and Accident & Health
JAMES A. MALLON                                       April 28, 2014

*JONATHAN J. NOVAK        Director and President -
------------------------  Institutional Markets
JONATHAN J. NOVAK                                     April 28, 2014

*CURTIS W. OLSON          Director and President -
------------------------  Group Benefits
CURTIS W. OLSON                                       April 28, 2014

*STEVEN D. ANDERSON       Vice President and
------------------------  Controller
STEVEN D. ANDERSON                                    April 28, 2014

JENNIFER POWELL           Attorney-In-Fact
------------------------
*JENNIFER POWELL                                      April 28, 2014

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2014.

                                                    AMERICAN HOME ASSURANCE
                                                    COMPANY

                                               BY:  /s/ PAUL W. KARR
                                                    ---------------------------
                                                    PAUL W. KARR
                                                    STATUTORY CONTROLLER
                                                    AND VICE PRESIDENT

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE              TITLE                               DATE
---------              -----                               ----
*RICHARD HOSKINS       Director                       April 28, 2014
----------------------
RICHARD HOSKINS

*ALEXANDER R. BAUGH    Director                       April 28, 2014
----------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN         Director                       April 28, 2014
----------------------
JAMES BRACKEN

*TIMOTHY D. CARTER     Director                       April 28, 2014
----------------------
TIMOTHY D. CARTER

*JOHN Q. DOYLE         Director                       April 28, 2014
----------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER     Director                       April 28, 2014
----------------------
JEFFREY M. FARBER

*PETER D. HANCOCK      Director                       April 28, 2014
----------------------
PETER D. HANCOCK

*KEVIN T. HOGAN        Director                       April 28, 2014
----------------------
KEVIN T. HOGAN

---------------------- Director                       April   , 2014
RALPH W. MUCERINO

*SID SANKARAN          Director                       April 28, 2014
----------------------
SID SANKARAN

*ROBERT S.H. SCHIMEK   Director, President and Chief  April 28, 2014
---------------------- Executive Officer
ROBERT S.H. SCHIMEK

---------------------- Director                       April   , 2014
CHRISTOPHER L. SPARRO

---------------------- Director                       April   , 2014
MARK T. WILLIS

*JOSEPH COOK           Senior Vice President and      April 28, 2014
---------------------- Chief Financial Officer
JOSEPH COOK

* BY:  /s/ PAUL W. KARR
       -------------------------
       PAUL W. KARR
       ATTORNEY-IN-FACT
       (Exhibit (r)(1) to the
       Registration Statement)

                               Index of Exhibits

Exhibit No.

8(c)   Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and
       The Variable Annuity Life Insurance Company effective February 18, 2014

10(a). Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP

10(b)  Consent of Independent Accounting Firm PricewaterhouseCoopers

14(a). Powers of Attorney -- The Variable Annuity Life Insurance Company

14(b). Powers of Attorney -- American Home Assurance Company